GARTMORE FUNDS




                                SEMIANNUAL REPORT
                                April 30, 2002

                                Nationwide Large Cap Growth Fund
                                Nationwide Small Cap Fund
                                Nationwide S&P 500 Index Fund
                                Nationwide Mid Cap Market Index Fund
                                Nationwide Small Cap Index Fund
                                Nationwide International Index Fund
                                Nationwide Bond Index Fund
                                Gartmore Morley Capital Accumulation Fund
                                  (formerly "Nationwide Morley Capital
                                   Accumulation Fund")
                                NorthPointe Small Cap Value Fund


    GARTMORE
------------------
GLOBAL INVESTMENTS
------------------

     CONTENTS

2    Nationwide  Large  Cap  Growth  Fund
6    Nationwide  Small  Cap  Fund
17   Nationwide  S&P  500  Index  Fund
26   Nationwide  Mid  Cap  Market  Index  Fund
33   Nationwide  Small  Cap  Index  Fund
54   Nationwide  International  Index  Fund
71   Nationwide  Bond  Index  Fund
86   Gartmore  Morley  Capital  Accumulation  Fund
88   NorthPointe  Small  Cap  Value  Fund

98   NOTES  TO  FINANCIAL  STATEMENTS

NATIONWIDE LARGE CAP                   Class A Shares symbol: NPGAX
GROWTH FUND                            Class B Shares symbol: NPLBX
                                       Class C Shares symbol: NCLGX
                                       Institutional Service Class symbol: NPLIX
================================================================================


HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2002, the Fund outperformed its benchmark, returning -1.21%* versus -2.13% for the Russell 1000 Growth Index. For the trailing 12 months, the Fund returned -18.67%*, outperforming the Index, which returned -20.10%. For broader comparison purposes, the S&P 500 Index returned 2.31% during the six-month period.

WHAT MARKET/ECONOMIC FACTORS INFLUENCED THE PORTFOLIO'S PERFORMANCE?

The Fund uses a quantitative process that focuses on five investment criteria: profitability, valuation, earnings quality, fundamental research and momentum. Each of these criteria has demonstrated a positive correlation with future stock returns - i.e., predictive power - over time.

During the reporting period, our criteria performed very well overall. Profitability in particular had a very strong showing in the large-cap universe. Valuation also did well, with the first quarter of 2002 signifying the seventh straight quarter of positive contribution. Returns from the earnings quality and fundamental research factors were up slightly, while the momentum factor, despite strong performance in 2002, detracted during the period, dragged down by poor returns in November and December 2001.

WHAT SECTORS/HOLDINGS ENHANCED OR DETRACTED FROM PERFORMANCE?

The Fund's stock selection relative to the benchmark was successful in 10 of 13 sectors, most notably in the heavily weighted health-care sector. In terms of individual stocks, underweights in Bristol-Myers Squibb Co. (0.2%) and Oracle Corp. (0.2%), and an overweight in Bank of America Corp. (1.1%) contributed most positively to Fund returns above the benchmark.

On the downside, overweights in AOL Time Warner, Inc. (2.3%), Tyco International Ltd. and WorldCom, Inc. were the biggest detractors from relative returns for the period. Tyco and WorldCom were subsequently eliminated from the portfolio.

HOW IS THE FUND POSITIONED?

Our quantitative model forecasts returns for individual securities, which we use to create the portfolio. Many individual stock positions allow us to gain diversified and optimized exposure to our five investment criteria. Hence, we expect our portfolio to be size and sector neutral and expect performance to be attributed to holdings that reflect our investment criteria. We continue to focus on the Fund's exposure to the above themes. Over the long term, these factors have led to excess returns, although they typically do not all work well simultaneously.

Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones, and good-momentum stocks should do better than poor-momentum stocks. We also prefer names favored by fundamental research analysts as well as profitable companies that have sustainable earnings. We anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

PORTFOLIO MANAGER: GOLDMAN SACHS ASSET MANAGEMENT - SUBADVISER

* PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $41,955,137
APRIL 30, 2002

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended April 30, 2002)

YEARS                                1     INCEPTION(1)
=======================================================
Class A         w/o SC(2)         -18.67%        -4.08%
                w/SC(3)           -23.31%        -5.69%
-------------------------------------------------------
Class B         w/o SC(2)         -19.59%        -4.98%
                w/SC(4)           -23.61%        -5.76%
-------------------------------------------------------
Class C(5)      w/o SC(2)         -19.76%        -4.98%
                w/SC(6)           -21.36%        -5.25%
-------------------------------------------------------
Institutional Service Class(7)    -18.56%        -3.88%
-------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund commenced operations on November 2, 1998.

2    These returns do not reflect the effects of sales charges (SC).

3    A 5.75% front-end sales charge was deducted.

4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.

6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

7    Not subject to any sales charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[GRAPHIC OMITTED]

                                         Russell 1000
Date                     Class A            Growth                    CPI
2-Nov-98                    9425                10000                10000
31-Oct-99                  12799                13425                10256
31-Oct-00                  13729                14678                10610
31-Oct-01                   8249                 8815                10835
30-Apr-02                   8149                 8627                10955

Comparative performance of $10,000 invested in Class A shares of the Nationwide Large Cap Growth Fund, the Russell 1000 Growth Index (Russell 1000 Growth)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell 1000 Growth is comprised of the 1,000 largest U.S. companies, based upon total market capitalization, whose stocks have a greater than average growth orientation.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                        2002 SEMIANNUAL REPORT 2

STATEMENT OF INVESTMENTS
April 30, 2002 (Unaudited)
=============================================================================


NATIONWIDE LARGE CAP GROWTH FUND

COMMON STOCKS (96.9%)
=============================================================================

                                                    SHARES OR
                                                 PRINCIPAL AMOUNT    VALUE
=============================================================================
ADVERTISING SERVICES (0.2%)
Interpublic Group of Companies., Inc. (The)                 2,300  $   71,024
                                                                   ----------
=============================================================================
AEROSPACE (0.3%)
General Dynamics Corp.                                      1,300     126,217
                                                                   ----------
=============================================================================
AUTOMOBILES (0.1%)
General Motors Corp. Class H (b)                            4,100      61,418
                                                                   ----------
=============================================================================
BATTERIES (0.0%)
Energizer Holdings, Inc. (b)                                    1          24
                                                                   ----------
=============================================================================
BEVERAGES / ALCOHOLIC (0.1%)
Brown-Forman Corp. Class B                                    600      47,172
                                                                   ----------
=============================================================================
BEVERAGES / SOFT DRINK (1.2%)
Coca-Cola Co.                                               6,500     360,815
PepsiCo, Inc.                                               2,700     140,130
                                                                   ----------
                                                                      500,945
                                                                   ----------
=============================================================================
BIOTECHNOLOGY (0.1%)
Chiron Corp. (b)                                              900      36,423
                                                                   ----------
=============================================================================
BROADCAST MEDIA / CABLE TELEVISION (1.2%)
Clear Channel Communications, Inc. (b)                      1,700      79,815
Viacom, Inc. Class B (b)                                    8,770     413,067
                                                                   ----------
                                                                      492,882
                                                                   ----------
=============================================================================
BUSINESS EQUIPMENT & SERVICES (0.6%)
3Com Corp. (b)                                              3,100      17,887
McDermott International, Inc. (b)                          15,300     244,341
                                                                   ----------
                                                                      262,228
                                                                   ----------
=============================================================================
CAPITAL GOODS (7.3%)
General Electric Co.                                       97,000   3,060,350
                                                                   ----------
=============================================================================
CHEMICALS (0.3%)
E.I. du Pont de Nemours and Co.                             2,700     120,150
                                                                   ----------
=============================================================================
COMPUTER EQUIPMENT (9.9%)
Activision, Inc. (b)                                        3,800     119,624
Apple Computer, Inc. (b)                                    2,900      70,383
Dell Computer Corp. (b)                                    30,800     811,272
EMC Corp. (b)                                               4,400      40,216
Hewlett-Packard Co.                                         2,100      35,910
InFocus Corp. (b)                                           2,100      27,174
Intel Corp.                                                58,800   1,682,268
International Business Machines Corp.                      15,100   1,264,776
NCR Corp. (b)                                               1,500      58,290
Network Appliance, Inc. (b)                                 2,600      45,370
                                                                   ----------
                                                                    4,155,283
                                                                   ----------

                                                    SHARES OR
                                                 PRINCIPAL AMOUNT    VALUE
=============================================================================
COMPUTER SOFTWARE & SERVICES (8.9%)
Cisco Systems, Inc. (b)                                    45,000     659,250
Computer Sciences Corp. (b)                                 2,400     107,640
Mentor Graphics Corp. (b)                                   2,500      48,250
Microsoft Corp. (b)                                        29,800   1,557,348
Network Associates, Inc. (b)                                3,200      56,800
NVIDIA Corp. (b)                                            4,300     149,683
PeopleSoft, Inc. (b)                                       10,300     238,651
Siebel Systems, Inc. (b)                                   11,300     273,347
Storage Technology Corp. (b)                                4,400      90,552
Sybase, Inc. (b)                                            2,300      32,338
Symantec Corp. (b)                                          7,800     276,198
Tech Data Corp. (b)                                         4,500     213,030
Unisys Corp. (b)                                            3,500      47,250
                                                                   ----------
                                                                    3,750,337
                                                                   ----------
=============================================================================
CONSTRUCTION & BUILDING MATERIALS (0.4%)
Jacobs Engineering Group, Inc. (b)                          4,200     165,732
                                                                   ----------
=============================================================================
CONSUMER PRODUCTS (3.1%)
Avon Products, Inc.                                         3,500     195,475
Colgate-Palmolive Co.                                       8,400     445,284
Danaher Corp.                                                 800      57,264
Procter & Gamble Co.                                        6,700     604,742
                                                                   ----------
                                                                    1,302,765
                                                                   ----------
=============================================================================
DRUGS (13.8%)
Allergan, Inc.                                              4,000     263,640
AmerisourceBergen Corp.                                     6,659     516,073
Amgen, Inc. (b)                                             9,800     518,224
Barr Laboratories, Inc. (b)                                 2,300     153,295
Bristol-Myers Squibb Co.                                    3,300      95,040
Eli Lilly & Co.                                            11,500     759,575
Forest Labs Class A (b)                                     3,100     239,134
King Pharmaceuticals, Inc. (b)                              5,500     172,370
Merck & Co., Inc.                                           8,700     472,758
Pfizer, Inc.                                               60,275   2,190,995
Pharmacia & Upjohn, Inc.                                    1,700      70,091
Priority Healthcare Corp., Series B (b)                     2,400      71,376
Schering-Plough Corp.                                       1,200      32,760
Wyeth                                                       4,800     273,600
                                                                   ----------
                                                                    5,828,931
                                                                   ----------
=============================================================================
ELECTRONICS (4.7%)
Arrow Electronics, Inc. (b)                                 4,200     110,880
Avnet, Inc.                                                10,900     279,258
AVX Corp.                                                   3,500      69,755
Axcelis Technologies, Inc (b)                               3,400      48,960
Fairchild Semiconductor International, Inc. (b)             7,800     210,132
Intersil Corp. (b)                                          6,300     169,155
Jabil Circuit, Inc. (b)                                     2,600      53,066
Maxim Integrated Products (b)                                 900      44,820


                                                        2002 SEMIANNUAL REPORT 3

STATEMENT OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)
====================================================================


NATIONWIDE LARGE CAP GROWTH FUND (Continued)

COMMON STOCKS (continued)
====================================================================


                                           SHARES OR
                                        PRINCIPAL AMOUNT    VALUE
====================================================================
ELECTRONICS (continued)
Microchip Technology, Inc. (b)                     1,400  $   62,300
Micron Technology, Inc. (b)                        4,400     104,280
Motorola, Inc.                                    10,800     166,320
Semtech Corp. (b)                                  1,700      54,366
Solectron Corp. (b)                                3,500      25,550
Texas Instruments, Inc.                           17,100     528,903
Vishay Intertechnology, Inc. (b)                   2,450      53,876
                                                          ----------
                                                           1,981,621
                                                          ----------
====================================================================
FINANCIAL / BANKS (1.8%)
Bank of America Corp.                              6,100     442,128
Citigroup, Inc.                                    2,200      95,260
Wachovia Corp.                                     5,700     216,828
                                                          ----------
                                                             754,216
                                                          ----------
====================================================================
FINANCIAL / MISCELLANEOUS (2.2%)
Bear Stearns Cos., Inc. (The)                      2,000     123,880
Concord EFS, Inc. (b)                              2,300      72,735
Countrywide Credit Industries, Inc.                  900      42,039
Household International, Inc.                      1,600      93,264
John Hancock Financial Services, Inc.              5,000     193,000
SEI Investment Co.                                 6,200     208,878
USA Education, Inc.                                2,200     210,870
                                                          ----------
                                                             944,666
                                                          ----------
====================================================================
FOOD & RELATED (1.1%)
Hormel Foods Corp.                                 3,100      76,570
Kraft Foods, Inc.                                  8,900     365,256
                                                          ----------
                                                             441,826
                                                          ----------
====================================================================
HEALTHCARE (10.3%)
Abbott Laboratories                               15,400     830,830
Baxter International, Inc.                         3,200     182,080
Cardinal Health, Inc.                              9,918     686,822
Johnson & Johnson                                 21,500   1,372,990
McKesson HBOC, Inc.                               11,900     480,641
Medtronic, Inc.                                   10,200     455,838
Stryker Corp.                                      4,500     240,795
UnitedHealth Group, Inc.                             800      70,248
                                                          ----------
                                                           4,320,244
                                                          ----------
====================================================================
INSURANCE (2.5%)
Aetna, Inc.                                        3,500     166,600
American International Group, Inc.                 8,300     573,696
Loews Corp.                                        2,900     173,855
Prudential Financial, Inc. (b)                     4,300     138,030
                                                          ----------
                                                           1,052,181
                                                          ----------
====================================================================
INVESTMENT MANAGEMENT (0.2%)
Franklin Resources, Inc.                           1,900      79,610
                                                          ----------


                                           SHARES OR
                                        PRINCIPAL AMOUNT    VALUE
====================================================================
MANUFACTURING (0.5%)
Cooper Industries, Inc.                            2,100  $   91,980
Mohawk Industries Co. (b)                            900      57,897
SPX Corp. (b)                                        400      53,860
                                                          ----------
                                                             203,737
                                                          ----------
====================================================================
MINING (0.1%)
Barrick Gold Corp.                                 2,400      48,168
                                                          ----------
====================================================================
MOTOR VEHICLES (0.2%)
Harley-Davidson, Inc.                              1,700      90,083
                                                          ----------
====================================================================
MULTI-MEDIA (2.4%)
AOL Time Warner, Inc. (b)                         49,900     949,098
Cox Radio (b)                                      2,500      71,600
                                                          ----------
                                                           1,020,698
                                                          ----------
====================================================================
OIL & GAS (1.8%)
BJ Services Co. (b)                                1,200      44,088
Burlington Resources, Inc.                         1,100      48,873
Dynegy, Inc.                                       5,300      95,400
Occidental Petroleum Corp.                         1,800      51,750
Praxair, Inc.                                      2,500     142,750
Schlumberger Ltd.                                  6,600     361,350
                                                          ----------
                                                             744,211
                                                          ----------
====================================================================
PAPER & FOREST PRODUCTS (0.3%)
Boise Cascade Corp.                                1,600      54,192
Georgia-Pacific Corp.                              2,700      78,246
                                                          ----------
                                                             132,438
                                                          ----------
====================================================================
RAW MATERIALS (0.1%)
Schulman, Inc.                                     2,400      48,720
                                                          ----------
====================================================================
RETAIL (10.5%)
Amazon.com, Inc. (b)                               5,400      90,126
Autozone, Inc. (b)                                   600      45,600
Best Buy Co., Inc. (b)                             6,900     513,015
Blockbuster, Inc.                                  6,000     171,600
Coach, Inc. (b)                                    3,100     173,600
Dillard's, Inc. Class A                            3,000      73,470
Dollar General Corp.                               3,300      51,975
Dollar Tree Stores, Inc. (b)                       1,900      72,466
Federated Department Stores, Inc. (b)              3,600     143,028
Home Depot, Inc.                                  22,800   1,057,236
Office Depot, Inc. (b)                             3,900      74,646
RadioShack Corp.                                   4,200     131,040
Sears, Roebuck & Co.                               2,700     142,425
Target Corp.                                       2,000      87,300
TJX Cos., Inc.                                     8,100     352,998
Wal-Mart Stores, Inc.                             22,600   1,262,435
                                                          ----------
                                                           4,442,960
                                                          ----------


                                                        2002 SEMIANNUAL REPORT 4

COMMON STOCKS (continued)
======================================================================

                                           SHARES OR
                                        PRINCIPAL AMOUNT     VALUE
======================================================================
RETAIL / FOOD & DRUG (1.2%)
Sysco Corp.                                       17,500  $   507,675
                                                          ------------
======================================================================
SERVICES (4.0%)
Deluxe Corp.                                       4,900      215,012
Electronic Data Systems Corp.                      9,300      504,618
Hotels.com (b)                                     1,700      106,964
Manpower, Inc.                                     1,100       44,275
Moody's Corp.                                      5,300      230,974
Omnicom Group, Inc.                                4,600      401,304
Oracle Corp. (b)                                   8,200       82,328
Plexus Corp. (b)                                   1,700       42,483
Service Corp. Intl. (b)                            9,600       37,536
                                                          ------------
                                                            1,665,494
                                                          ------------
======================================================================
SHIPPING / TRANSPORTATION (0.7%)
Airborne, Inc.                                     6,200      128,588
Federal Express Corp. (b)                            800       41,336
J.B. Hunt Transport Services, Inc. (b)             2,400       62,856
United Parcel Service, Inc., Class B                 900       54,036
                                                          ------------
                                                              286,816
                                                          ------------
======================================================================
TECHNOLOGY (0.5%)
Ingram Micro, Inc. (b)                            12,900      191,694
                                                          ------------
======================================================================
TELECOMMUNICATIONS (3.0%)
American Tower Corp. (b)                           4,200       20,958
AT&T Wireless Services, Inc. (b)                  51,400      460,030
BCE, Inc.                                          7,100      124,179
EarthLink, Inc. (b)                                4,700       34,216
Entravision Communications Corp. (b)               4,000       58,000
Qualcomm, Inc. (b)                                10,400      313,664
Telephone & Data Systems, Inc.                     1,400      120,400
US Cellular Corp. (b)                              3,500      138,250
Worldcom Inc.-MCI Group                                1            4
Worldcom, Inc. (b)                                     1            3
                                                          ------------
                                                            1,269,704
                                                          ------------
======================================================================
TOBACCO (0.3%)
R.J. Reynolds Tobacco Holdings, Inc.               1,600      110,720
                                                          ------------
======================================================================
UTILITIES (0.9%)
Entergy Corp.                                      5,300      245,920
Reliant Resources, Inc. (b)                        8,200      126,526
                                                          ------------
                                                              372,446
                                                          ------------
======================================================================
WHOLESALE DISTRIBUTION (0.1%)
Grainger (W.W.), Inc.
                                                     800       44,856
                                                          ------------

TOTAL COMMON STOCKS                                        40,736,665
                                                          ------------


REPURCHASE AGREEMENT (2.9%)
======================================================================

                                             SHARES OR
                                          PRINCIPAL AMOUNT     VALUE
======================================================================
Fifth Third Bank, 1.69%, dated 04/30/02,
  due 05/01/02, repurchase price $1,218,529
  (Fully collateralized by FNCI)               1,218,472  $ 1,218,472
                                                          ------------
TOTAL REPURCHASE AGREEMENT                                  1,218,472
                                                          ------------
TOTAL INVESTMENTS (COST $48,809,269) (a) - 99.8%           41,955,137
                                                          ------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                   82,139
                                                          ------------
NET ASSETS - 100.0%                                       $42,037,276
                                                          ============

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

     Unrealized appreciation                              $ 2,042,908
     Unrealized depreciation                               (8,897,040)
                                                          ------------
     Net unrealized depreciation                          $(6,854,132)
                                                          ============

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security.

FNCI Fannie Mae Conventional Loan

At April 30, 2002, the Fund's open long futures contracts were as follows:

                                                        Unrealized
                                       Market Value    Appreciation
Number of  Long                         Covered by    (Depreciation)
Contracts  Contract*       Expiration    Contracts      at 04/30/02
---------------------------------------------------------------------
       13  S&P 500 E-mini    06/20/02  $     700,213  $      (10,180)
        2  S&P 500           06/20/02  $     538,600         (19,409)
                                                      ---------------
                                                      $      (29,589)
                                                      ===============

*    Cash pledged as collateral.


SEE NOTES TO FINANCIAL STATEMENTS.


                                                        2002 SEMIANNUAL REPORT 5

NATIONWIDE SMALL CAP FUND              Class A Shares symbol:  NPSAX
                                       Class B Shares symbol:  NPSBX
                                       Class C Shares symbol:  NCSMX
                                       Institutional Service Class symbol: NSISX
================================================================================


HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2002, the Fund underperformed its benchmark, returning 18.35%* versus 20.03% for the Russell 2000 Index. For the trailing 12 months, the Fund returned 8.68%*, outperforming the Index, which returned 6.68%. For broader comparison purposes, the S&P 500 Index returned 2.31% for the six-month period.

WHAT MARKET/ECONOMIC FACTORS INFLUENCED THE PORTFOLIOS PERFORMANCE?

The markets remained volatile, moving sharply in both positive and negative directions in response to the political turmoil in the Mideast. These market shifts were driven by concerns about the depth and duration of the economic slowdown that occurred last fall, as well as the state of the fragile recovery in 2002.

WHAT SECTORS/HOLDINGS ENHANCED OR DETRACTED FROM PERFORMANCE?

Broadly positioned, the Fund favored securities with attractive valuations and earnings momentum. Although this bias added to performance the Funds orientation toward positive earnings momentum detracted somewhat. Another key to positive performance was our decision to underweight more volatile stocks. However, this was offset by our greater-than-benchmark exposure to currency-sensitive issues.

On the plus side, our overweight position in NVR Inc., the homebuilder, and New Century Financial Corp., the mortgage finance company, were among our top performers, as were our health-care-related holdings, Mentor Corp. and PacifiCare Health Systems, Inc.

Our overweight positions in the health-care, technology and telecommunications sectors detracted from performance. Weakness in these sectors resulted from continued investor concern about the slowdown in demand and its implications for earnings and financial strength. The Fund was overweight in computer technology holdings such as Microsemi Corp. and Numerical Technologies as well as technology-related McAfee.com Corp., which fell during the period.

HOW  IS  THE  FUND  POSITIONED?

We do not plan to make any notable changes in portfolio structure beyond normal rebalancing and the annual rebalancing of the Russell indexes, which occurs each June 30. We believe that the markets recent volatility will decline with time as investors begin to focus once again on the fundamentals of valuation and the potential for future earnings growth.

PORTFOLIO MANAGER: INVESCO, INC. SUBADVISER

* PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE  $31,337,879
APRIL 30, 2002

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended April 30, 2002)

YEARS                               1    INCEPTION(1)
=====================================================
Class A         w/o SC(2)         8.68%        10.38%
                w/SC(3)           2.41%         8.52%
-----------------------------------------------------
Class B         w/o SC(2)         7.93%         9.70%
                w/SC(4)           2.93%         9.01%
-----------------------------------------------------
Class C(5)      w/o SC(2)         7.92%         9.75%
                w/SC(6)           5.82%         9.44%
-----------------------------------------------------
Institutional Service Class(7)    8.91%        10.57%
-----------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund commenced operations on November 2, 1998.

2    These returns do not reflect the effects of sales charges (SC).

3    A 5.75% front-end sales charge was deducted.

4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.

6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

7    Not subject to any sales charges.


INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[GRAPH OMITTED]

                                         Russell 2000
Date                     Class A          TR (Index)            CPI
2-Nov-98                    9425          10000                10000
31-Oct-99                  10573          11487                10256
31-Oct-00                  12503          13486                10610
31-Oct-01                  11241          11774                10835
30-Apr-02                  13304          14132                10955

Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Fund, the Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell 2000 is comprised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                        2002 SEMIANNUAL REPORT 6

STATEMENTS OF INVESTMENTS
April 30, 2002 (Unaudited)
========================================================================


NATIONWIDE SMALL CAP FUND

COMMON STOCKS (95.3%)
========================================================================

                                               SHARES OR
                                            PRINCIPAL AMOUNT    VALUE
========================================================================
AEROSPACE (1.0%)
Alliant Techsystems, Inc. (b)                            800  $   86,160
Gencorp, Inc.                                          5,200      81,640
Moog, Inc. Class A (b)                                 4,000     136,800
                                                              ----------
                                                                 304,600
                                                              ----------
========================================================================
APPAREL (1.0%)
Finish Line Class A (b)                                7,400     149,998
Global Sports, Inc. (b)                                1,800      23,310
Wet Seal, Inc. (b)                                     4,100     146,083
                                                              ----------
                                                                 319,391
                                                              ----------
========================================================================
APPLIANCES (0.9%)
Salton, Inc. (b)                                       1,900      32,585
York International Corp.                               6,500     236,665
                                                              ----------
                                                                 269,250
                                                              ----------
========================================================================
AUTO PARTS & EQUIPMENT (2.3%)
Aftermarket Technology Corp. (b)                       3,300      75,735
American Axle & Manufacturing Holdings (b)               100       3,300
Group 1 Automotive, Inc. (b)                           4,500     197,280
Pep Boys-Manny, Moe & Jack                            11,000     210,650
Polaris Industries, Inc.                               3,000     225,900
                                                              ----------
                                                                 712,865
                                                              ----------
========================================================================
BANKING (4.9%)
BancorpSouth, Inc.                                     3,400      74,460
Community First Bankshares, Inc.                       5,200     142,896
Dime Community Bancshares                              6,500     151,190
First Commonwealth Financial Corp.                     2,400      32,280
First Midwest Bancgroup, Inc.                          1,800      54,774
Flagstar Bancorp                                       6,100     180,560
Independence Community Bank Corp.                      9,200     299,828
New Century Financial Corp.                            9,000     215,190
Staten Island Bancorp, Inc.                            7,300     145,635
Trustmark Corp.                                        4,500     115,965
UMB Financial Corp.                                    2,010      96,120
                                                              ----------
                                                               1,508,898
                                                              ----------
========================================================================
BUILDING MATERIALS (4.6%)
Apogee Enterprises, Inc.                               1,300      17,875
Hughes Supply, Inc.                                    6,800     283,696
KB Home                                                5,800     289,130
LSI Industries, Inc.                                   2,300      45,701
MDC Holdings, Inc.                                       600      30,300
Meritage Corp. (b)                                     1,800      80,640
NVR, Inc. (b)                                            300     110,925
RPM, Inc.                                             16,600     281,370
Ryland Group, Inc.                                     1,800     198,000
Walter Industries, Inc.                                6,600      89,100
                                                              ----------
                                                               1,426,737
                                                              ----------


                                               SHARES OR
                                            PRINCIPAL AMOUNT    VALUE
========================================================================
BUSINESS EQUIPMENT & SERVICES (4.6%)
Consolidated Graphics, Inc. (b)                        4,000  $   85,400
Freemarkets, Inc. (b)                                  8,100     143,856
IKON Office Solutions, Inc.                           22,700     295,100
John H. Harland Co.                                    4,900     147,490
Overture Services, Inc. (b)                            2,700      92,313
Per-Se Technologies, Inc. (b)                         11,100     139,416
Pittston Brink's Group                                10,100     277,952
Right Management Consultants, Inc. (b)                 7,500     200,250
Zebra Technologies Corp. Class A (b)                     800      45,336
                                                              ----------
                                                               1,427,113
                                                              ----------
========================================================================
CAPITAL GOODS (1.6%)
Briggs & Stratton Corp.                                5,600     236,040
Donaldson Company, Inc.                                3,800     163,970
Kennametal, Inc.                                       2,000      79,320
                                                              ----------
                                                                 479,330
                                                              ----------
========================================================================
CHEMICALS (1.1%)
Albemarle Corp.                                        2,900      85,985
Cytec Industries, Inc. (b)                             1,800      59,382
Minerals Technologies, Inc.                              400      20,000
Solutia, Inc.                                            600       5,016
TETRA Technologies, Inc. (b)                           6,300     180,432
                                                              ----------
                                                                 350,815
                                                              ----------
========================================================================
COMPUTER SOFTWARE & SERVICES (5.0%)
Akamai Technologies, Inc. (b)                         13,000      29,770
Ansys, Inc. (b)                                        5,500     140,250
Asiainfo Holdings, Inc. (b)                            5,000      50,900
C-COR.net Corp. (b)                                    3,400      37,196
CACI International, Inc. Class A (b)                   1,600      48,278
Cerner Corp. (b)                                       2,400     127,464
Checkpoint Systems, Inc. (b)                           8,200     141,450
Electronics for Imaging, Inc. (b)                      1,100      19,701
Harmonic, Inc. (b)                                     3,000      24,150
Hutchinson Technology, Inc. (b)                        1,600      28,656
Inter-Tel, Inc.                                        9,000     184,590
JDA Software Group, Inc. (b)                           2,600      78,624
Kronos, Inc. (b)                                       3,450     140,243
Mentor Graphics Corp. (b)                              4,400      84,920
MRO Software, Inc. (b)                                 1,900      27,474
NDC Health Corp.                                       4,200     135,114
Packeteer, Inc. (b)                                      800       5,600
Rainbow Technologies, Inc. (b)                         5,700      48,279
Red Hat, Inc. (b)                                      9,100      41,769
Scan Source, Inc. (b)                                  1,900     127,414
Turnstone Systems, Inc. (b)                            6,000      21,900
                                                              ----------
                                                               1,543,742
                                                              ----------
========================================================================
CONSULTING SERVICES (0.2%)
Caminus Corp. (b)                                      2,700      50,409
                                                              ----------


                                                        2002 SEMIANNUAL REPORT 7

STATEMENT OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)
================================================================================


NATIONWIDE SMALL CAP FUND (Continued)

COMMON STOCKS (continued)
================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
================================================================================
CONSUMER GOODS & SERVICES (1.9%)
A.O. Smith Corp.                                               5,000  $  155,500

Chattem, Inc. (b)                                              5,000     156,500
Interstate Bakeries Corp.                                      7,000     172,900
Nu Skin Enterprises, Inc.                                      3,600      50,400
TBC Corp. (b)                                                  4,300      64,070
                                                                      ----------
                                                                         599,370
                                                                      ----------
================================================================================
DISTRIBUTION (1.1%)
Handleman Co. (b)                                              9,000     115,200
Keystone Automotive Industries, Inc. (b)                       2,300      44,896
United Stationers, Inc. (b)                                    4,200     163,842
                                                                      ----------
                                                                         323,938
                                                                      ----------
================================================================================
DIVERSIFIED (0.5%)
Federal Signal Corp.                                           6,800     156,400
                                                                      ----------
================================================================================
DRUGS (2.8%)
Idexx Laboratories, Inc. (b)                                   6,000     170,880
K-V Pharmaceutical Co. (b)                                     2,400      69,000
Ligand Pharmaceuticals, Inc. (b)                               8,600     133,902
MIM Corp. (b)                                                  4,000      71,200
NBTY, Inc. (b)                                                 7,100     121,978
Neurocrine Biosciences, Inc. (b)                               2,000      65,780
Perrigo Co. (b)                                                6,000      74,880
Syncor International Corp. (b)                                 4,300     134,418
Vaxgen, Inc. (b)                                               1,200      10,944
                                                                      ----------
                                                                         852,982
                                                                      ----------
================================================================================
EDUCATIONAL SERVICES (0.8%)
Sylvan Learning Systems, Inc. (b)                              8,900     245,640
                                                                      ----------
================================================================================
ELECTRONICS (4.7%)
Ansoft Corp. (b)                                               4,700      53,157
Artisan Components, Inc. (b)                                   1,200      17,688
Audiovox Corp. (b)                                             3,500      26,145
Belden, Inc.                                                   2,500      59,850
Carbo Ceramics, Inc.                                           2,500      94,200
Cyberonics (b)                                                 2,500      33,875
Fisher Scientific International, Inc. (b)                      2,400      68,352
FLIR Systems, Inc. (b)                                         1,900      75,766
Itron, Inc. (b)                                                7,300     260,245
MagneTek, Inc. (b)                                             3,800      45,600
Methode Electronics, Inc.                                     11,200     128,464
Mettler Toledo International, Inc. (b)                         1,900      73,055
MTS Systems Corp.                                              4,400      46,200
Planar Systems, Inc. (b)                                       1,200      29,868
PNM Resources, Inc.                                            3,500     101,500
Possis Medical, Inc. (b)                                       3,300      51,711
Power Integrations, Inc. (b)                                   2,600      54,990
Recoton Corp. (b)                                              5,500      24,305


                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
================================================================================
ELECTRONICS (continued)
Roxio, Inc. (b)                                                6,300  $  133,875
Thomas & Betts Corp.                                           2,300      54,050
                                                                      ----------
                                                                       1,432,896
                                                                      ----------
================================================================================
ENERGY (0.7%)
Oceaneering International, Inc. (b)                            4,800     127,200
Seitel, Inc. (b)                                               9,100      73,255
                                                                      ----------
                                                                         200,455
                                                                      ----------
================================================================================
ENTERTAINMENT (1.6%)
Acclaim Entertainment, Inc. (b)                                9,100      48,776
Activision, Inc. (b)                                           3,700     116,476
Ameristar Casinos, Inc. (b)                                    2,400      74,784
Movie Gallery, Inc. (b)                                        6,900     138,483
Sinclair Broadcast Group, Inc. Class A (b)                     7,800     104,130
                                                                      ----------
                                                                         482,649
                                                                      ----------
================================================================================
FINANCIAL / BANKS (4.7%)
Commercial Federal Corp.                                       9,800     288,120
Corus Bankshares, Inc.                                           800      40,207
Doral Financial Corp.                                          3,100     108,314
First American Financial Corp.                                 8,800     194,480
GBC Bancorp                                                    1,900      61,180
Hudson United Bancorp                                          2,400      76,176
Irwin Financial Corp.                                          6,600     127,050
Provident Bankshares Corp.                                     5,400     140,724
R & G Financial Corp. Class B                                  4,300      86,043
Washington Federal, Inc.                                       1,489      38,893
West America Bank Corp.                                        6,500     287,625
                                                                      ----------
                                                                       1,448,812
                                                                      ----------
================================================================================
FINANCIAL / MISCELLANEOUS (1.2%)
Federal Agricultural Mortgage Corp., Class C (b)               1,300      49,023
FirstFed Financial Corp. (b)                                   6,400     183,040
Triad Guaranty, Inc. (b)                                       2,800     125,160
                                                                      ----------
                                                                         357,223
                                                                      ----------
================================================================================
FOOD & RELATED (1.2%)
Del Monte Foods Co. (b)                                        7,500      79,350
Dole Food Co.                                                  8,200     272,814
Pilgrim's Pride Corp.                                          1,900      25,840
                                                                      ----------
                                                                         378,004
                                                                      ----------
================================================================================
HEALTHCARE (5.7%)
Antigenics, Inc. (b)                                           3,500      41,160
Charles River Laboratories International, Inc. (b)             4,300     128,785
CONMED Corp. (b)                                               4,850     130,950
Cooper Co., Inc.                                               4,300     227,900
Curative Health Services, Inc. (b)                             2,300      32,338
Datascope Corp.                                                  900      28,305


                                                        2002 SEMIANNUAL REPORT 8

COMMON STOCKS (continued)
=======================================================================

                                              SHARES OR
                                           PRINCIPAL AMOUNT    VALUE
=======================================================================
HEALTHCARE (continued)
Diagnostic Products Corp.                             4,600  $  220,708
Diversa Corp. (b)                                     3,300      36,300
Dynacq International, Inc. (b)                        3,700      61,753
Indevus Pharmaceuticals, Inc. (b)                     5,400      36,882
Mentor Corp.                                          6,600     264,329
Mid Atlantic Medical Services, Inc. (b)               2,900     105,647
PacifiCare Health Systems, Inc. (b)                   8,600     260,236
PSS World Medical, Inc. (b)                           6,200      61,380
Sola International, Inc. (b)                          4,000      57,400
Techne Corp. (b)                                      2,700      72,063
                                                             ----------
                                                              1,766,136
                                                             ----------
=======================================================================
HOTELS / MOTELS (0.9%)
Aztar Corp. (b)                                      11,300     262,951
                                                             ----------
=======================================================================
INSURANCE (1.9%)
American Medical Security Group, Inc. (b)               400       7,080
Delphi Financial Group, Inc.                          1,201      51,643
LandAmerica Financial Group, Inc.                     6,300     220,500
Stancorp Financial Group, Inc.                        5,000     292,500
                                                             ----------
                                                                571,723
                                                             ----------
=======================================================================
INTERNET (0.7%)
Register.com, Inc. (b)                                7,900      66,518
Support.Com, Inc. (b)                                 8,600      29,068
Websense, Inc. (b)                                    4,600     122,866
                                                             ----------
                                                                218,452
                                                             ----------
=======================================================================
LEISURE PRODUCTS (0.5%)
Direct Focus, Inc. (b)                                3,750     167,625
                                                             ----------
=======================================================================
MACHINERY (2.3%)
Engineered Support Systems, Inc.                      1,000      49,400
Lennox International, Inc.                            4,200      63,000
Lincoln Electric Holdings, Inc.                       4,800     136,320
Manitowoc Co., Inc.                                   1,800      78,660
Powell Industries, Inc. (b)                           1,200      28,200
Tecumseh Products Co.                                 1,900      98,724
Toro Co.                                              4,200     243,600
                                                             ----------
                                                                697,904
                                                             ----------
=======================================================================
MANUFACTURING (1.5%)
Griffon Corp. (b)                                    12,900     247,680
P.H. Glatfelter & Co.                                 3,600      63,108
Roper Industries, Inc.                                1,100      50,589
Varian, Inc. (b)                                      3,200     107,968
                                                             ----------
                                                                469,345
                                                             ----------


                                              SHARES OR
                                           PRINCIPAL AMOUNT    VALUE
=======================================================================
MEDICAL (1.1%)
Bio-Technology General Corp. (b)                      7,500  $   36,743
Bruker Daltronics, Inc. (b)                           6,500      48,555
Edwards Lifesciences Corp. (b)                        2,500      62,800
Henry Schein, Inc. (b)                                1,900      90,421
Immunomedics, Inc. (b)                                4,300      56,588
Ocular Sciences, Inc. (b)                             1,400      41,930
                                                             ----------
                                                                337,037
                                                             ----------
=======================================================================
METALS (0.4%)
Cleveland Cliffs, Inc.                                1,500      40,500
Ryerson Tull, Inc.                                    2,700      31,725
Southern Peru Copper Corp.                            2,100      30,345
USEC, Inc.                                            3,900      26,676
                                                             ----------
                                                                129,246
                                                             ----------
=======================================================================
OIL & GAS (3.4%)
Airgas, Inc. (b)                                      4,200      69,258
Energen Corp.                                         8,000     225,200
Houston Exploration Co. (b)                           1,800      55,782
Hydril Co. (b)                                        2,400      61,246
Key Production Co., Inc. (b)                          3,000      64,200
Meridian Resource Corp. (b)                          12,800      57,344
Penn Virginia Corp.                                   4,700     180,010
People's Energy Corp.                                 2,900     113,100
UGI Corp.                                             7,000     220,500
                                                             ----------
                                                              1,046,640
                                                             ----------
=======================================================================
PACKAGING (0.8%)
Ball Corp.                                            4,400     209,220
Renanissance Learning, Inc. (b)                       1,000      34,570
                                                             ----------
                                                                243,790
                                                             ----------
=======================================================================
PAPER & RELATED PRODUCTS (0.4%)
Chesapeake Corp.                                      2,800      76,860
Rock-Tenn Co.                                         3,800      58,064
                                                             ----------
                                                                134,924
                                                             ----------
=======================================================================
PHARMACEUTICALS (0.7%)
aaiPharma, Inc. (b)                                   8,200     229,026
                                                             ----------
=======================================================================
PRINTING & PUBLISHING (0.7%)
American Greetings Corp. Class A                      1,000      17,750
Bowne & Co., Inc.                                     3,100      49,290
R. H. Donnelley Corp. (b)                             4,700     138,274
                                                             ----------
                                                                205,314
                                                             ----------
=======================================================================
REAL ESTATE (6.1%)
Bedford Property Investors, Inc.                      3,000      79,620
Boykin Lodging Co.                                    7,600      71,820
Camden Property Trust                                 1,100      43,780
Capital Automotive REIT                               5,100     123,420


                                                        2002 SEMIANNUAL REPORT 9

STATEMENT OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)
==========================================================================


NATIONWIDE SMALL CAP FUND (Continued)

COMMON STOCKS (continued)
==========================================================================

                                                 SHARES OR
                                              PRINCIPAL AMOUNT    VALUE
==========================================================================
REAL ESTATE (continued)
Developers Diversified Realty Corp.                      4,600  $  101,660
Essex Property Trust, Inc.                               4,000     208,000
Gables Residential Trust                                 3,900     120,900
Great Lakes REIT, Inc.                                     900      14,580
Highwood Properties, Inc.                                1,700      47,804
HRPT Properties Trust                                    8,700      75,516
JDN Realty Corp.                                         8,300     105,161
Keystone Property Trust                                  3,900      58,851
Kilroy Realty Corp.                                      3,200      90,080
Koger Equity, Inc.                                       4,100      75,112
Mission West Properties                                  1,300      16,289
National Health Investors, Inc.                          3,500      54,950
Post Properties, Inc.                                    1,300      44,187
Prime Group Realty Trust                                 3,100      25,885
Regency Centers Corp.                                    4,700     138,180
Shurgard Storage Centers, Inc.                           3,600     126,900
SL Green Realty Corp.                                    4,900     171,990
Sovran Self Storage, Inc.                                3,900     120,120
                                                                ----------
                                                                 1,914,805
                                                                ----------
==========================================================================
RESTAURANTS (2.7%)
Applebee's International, Inc.                           1,950      76,128
CBRL Group, Inc.                                         3,100      94,085
Landry's Seafood Restaurants, Inc.                       8,600     238,220
Papa John's International, Inc. (b)                      4,900     152,390
Ryan Family Steak Houses, Inc. (b)                       9,800     256,760
                                                                ----------
                                                                   817,583
                                                                ----------
==========================================================================
RETAIL (5.3%)
Casey's General Stores, Inc.                             5,300      69,006
Cato Corp. Class A                                       4,600     117,760
Champion Enterprises, Inc. (b)                           3,500      29,050
Chico's FAS, Inc. (b)                                    2,800     101,024
Copart, Inc. (b)                                         3,100      47,709
Dial Corp.                                               8,100     169,938
Dillard's, Inc. Class A                                  9,100     222,859
Hancock Fabrics, Inc.                                    8,800     160,072
K-Swiss, Inc. Class A                                      900      41,193
Nasch-Finch Co.                                          2,600      78,000
Petsmart, Inc. (b)                                       8,200     123,164
Racing Champions Corp. (b)                               8,200     175,537
Regis Corp.                                                900      27,054
Shoe Carnival, Inc. (b)                                  3,100      63,705
Urban Outfitters, Inc. (b)                               7,000     211,680
                                                                ----------
                                                                 1,637,751
                                                                ----------


                                                 SHARES OR
                                              PRINCIPAL AMOUNT    VALUE
==========================================================================
SEMICONDUCTORS (2.6%)
Cohu, Inc.                                               5,900  $  165,259
ESS Technology, Inc. (b)                                12,100     193,237
PLX Technology, Inc. (b)                                16,600     123,504
Silicon Image, Inc. (b)                                  7,100      68,515
Silicon Laboratories, Inc. (b)                           8,500     251,260
                                                                ----------
                                                                   801,775
                                                                ----------
==========================================================================
SERVICES (2.4%)
American Management Systems, Inc. (b)                    2,600      59,488
Boron Lepore & Associates, Inc. (b)                      3,200      38,080
Corporate Executive Board Co. (b)                        5,700     216,600
Documentum, Inc. (b)                                       500       9,710
Labor Ready, Inc. (b)                                    3,400      30,600
Modis Professional Services, Inc. (b)                    2,000     107,100
Ryder System, Inc.                                       9,300     263,748
Tripos, Inc. (b)                                         1,100      26,433
                                                                ----------
                                                                   751,759
                                                                ----------
==========================================================================
STEEL (0.9%)
Quanex Corp.                                             3,200     115,200
Worthington Industries, Inc.                            10,500     155,400
                                                                ----------
                                                                   270,600
                                                                ----------
==========================================================================
TELECOMMUNICATIONS (3.1%)
Aehter Systems, Inc. (b)                                17,000      56,610
Anixter International, Inc. (b)                          4,100     118,695
Boston Communications Group (b)                         13,300     130,340
Commonwealth Telephone Enterprises, Inc. (b)             4,700     177,895
DSP Group, Inc. (b)                                      2,200      46,684
General Cable Corp.                                      6,200      71,176
General Communication, Inc. (b)                          6,100      60,878
NMS Communications Corp. (b)                             9,300      30,783
Safenet, Inc. (b)                                          900      12,645
Spectralink Corp. (b)                                    9,900     104,247
US Unwired, Inc. (b)                                    24,900     158,588
                                                                ----------
                                                                   968,541
                                                                ----------
==========================================================================
TOBACCO (0.5%)
Standard Commercial Corp.                                3,300      68,145
Universal Corp.                                          1,800      76,518
                                                                ----------
                                                                   144,663
                                                                ----------
==========================================================================
TRANSPORTATION (1.3%)
Alexander & Baldwin, Inc.                                3,400      92,378
Heartland Express, Inc. (b)                             12,700     248,793
Midwest Express Holdings (b)                             2,500      50,000
                                                                ----------
                                                                   391,171
                                                                ----------


                                                       2002 SEMIANNUAL REPORT 10

COMMON STOCKS (continued)
======================================================================

                                           SHARES OR
                                        PRINCIPAL AMOUNT     VALUE
======================================================================
UTILITIES (1.0%)
AGL Resources, Inc.                                4,400  $   105,336
Cleco Corp.                                        5,800      143,724
El Paso Electric Co. (b)                           2,100       32,760
New Jersey Resources Corp.                           100        3,200
Watsco, Inc.                                       1,000       18,090
                                                          ------------
                                                              303,110
                                                          ------------
TOTAL COMMON STOCKS                                        29,353,390
                                                          ------------


REPURCHASE AGREEMENT (6.4%)
======================================================================


                                           SHARES OR
                                        PRINCIPAL AMOUNT     VALUE
======================================================================
Fifth Third Bank, 1.69%, dated 04/30/02,
  due 05/01/02, repurchase price $1,984,582
  (Fully collateralized by RFMSI)              1,984,489  $ 1,984,489
                                                          ------------
TOTAL REPURCHASE AGREEMENT                                  1,984,489
                                                          ------------
TOTAL INVESTMENTS (COST $26,618,266)(a) - 101.7%           31,337,879
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%               (530,838)
                                                          ------------
NET ASSETS - 100.0%                                       $30,807,041
                                                          ============

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

     Unrealized appreciation                              $ 5,863,820
     Unrealized depreciation                               (1,144,207)
                                                          ------------
     Net unrealized depreciation                          $ 4,719,613
                                                          ============
     Aggregate cost for federal income tax purposes
     is substantially the same.

(b)  Denotes a non-income producing security.

REIT  Real Estate Investment Trust
RFMSI Residential Funding Mortgage Security I

At April 30, 2002, the Funds open long futures contracts were as follows:

                                                      Unrealized
                                     Market Value    Appreciation
Number of  Long                       Covered by    (Depreciation)
Contracts  Contracts*    Expiration    Contracts      at 04/30/02
-------------------------------------------------------------------
        4  Russell 2000    06/20/02  $   1,022,400  $      (12,128)

*    Cash pledged as collateral.


SEE NOTES TO FINANCIAL STATEMENTS.


                                                       2002 SEMIANNUAL REPORT 11

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)
================================================================================


                                                         NATIONWIDE     NATIONWIDE
                                                          LARGE CAP     SMALL CAP
                                                         GROWTH FUND       FUND
===================================================================================
ASSETS:
Investments, at value (cost $47,590,797 and
24,633,777; respectively)                               $ 40,736,665   $29,353,390
Repurchase agreements, at cost                             1,218,472     1,984,489
                                                        -------------  ------------
     Total Investments                                    41,955,137    31,337,879
                                                        -------------  ------------
Cash                                                         125,500        69,600
Interest and dividends receivable                             10,741        12,979
Receivable for investments sold                                  378     1,407,351
Receivable from adviser                                        1,266         1,709
Receivable for variation margin on futures contracts          14,178        26,417
Prepaid expenses and other assets                             14,416        17,400
                                                        -------------  ------------
     Total Assets                                         42,121,616    32,873,335
                                                        -------------  ------------
LIABILITIES:
Payable for investments purchased                                 --     2,015,955
Accrued expenses and other payables
  Investment advisory fees                                    28,077        23,158
  Fund administration and transfer agent fees                 16,024         7,854
  Distribution fees                                            8,762         5,531
  Administrative servicing fees                                5,070         3,661
  Other                                                       26,407        10,135
                                                        -------------  ------------
     Total Liabilities                                        84,340     2,066,294
                                                        -------------  ------------

NET ASSETS                                              $ 42,037,276   $30,807,041
                                                        =============  ============
REPRESENTED BY:
Capital                                                 $ 63,315,262   $26,581,185
Accumulated net investment income (loss)                    (114,516)      (25,750)
Accumulated net realized gains (losses) on
investment and futures transactions                      (14,279,749)     (455,879)
Net unrealized appreciation (depreciation) on
 investments and futures                                  (6,883,721)    4,707,485
                                                        -------------  ------------
NET ASSETS                                              $ 42,037,276   $30,807,041
                                                        =============  ============
NET ASSETS:
Class A Shares                                          $ 32,452,892   $22,333,784
Class B Shares                                             2,329,555     1,191,382
Class C Shares                                                45,830        34,316
Institutional Service Class Shares                         7,208,999     7,247,559
                                                        -------------  ------------
Total                                                   $ 42,037,276   $30,807,041
                                                        =============  ============
SHARES OUTSTANDING
(unlimited number of shares authorized):
Class A Shares                                          $  3,964,539   $ 1,748,479
Class B Shares                                               294,224        95,191
Class C Shares                                                 5,784         2,737
Institutional Service Class Shares                           874,046       564,483
                                                        -------------  ------------
Total                                                   $  5,138,593   $ 2,140,890
                                                        =============  ============
NET ASSET VALUE:
Class A Shares                                          $       8.19   $     12.77
Class B Shares (a)                                      $       7.92   $     12.52
Class C Shares (b)                                      $       7.92   $     12.54
Institutional Service Class Shares                      $       8.25   $     12.84

MAXIMUM OFFERING PRICE PER SHARE
(100%/100% - maximum sales charge)
of net asset value adjusted to the nearest cent):
Class A Shares                                          $       8.69   $     13.55
Class C Shares                                          $       8.00   $     12.67
                                                        -------------  ------------
Maximum Sales Charge - Class A Shares                           5.75%         5.75%
                                                        =============  ============
Maximum Sales Charge - Class C Shares                           1.00%         1.00%
                                                        =============  ============

(a) For Class B Shares, the redemption price per share varies by length of time shares are held.

(b) For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

See notes to financial statements.


                                                       2002 SEMIANNUAL REPORT 12

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2002 (Unaudited)
===========================================================================================================


                                                                                 NATIONWIDE     NATIONWIDE
                                                                                  LARGE CAP     SMALL CAP
                                                                                 GROWTH FUND       FUND
===========================================================================================================
INVESTMENT INCOME:
Interest income                                                                 $      3,396   $     2,954
Dividend income                                                                      167,018       168,260
                                                                                -------------  ------------
     Total Income                                                                    170,414       171,214
                                                                                -------------  ------------
EXPENSES:
Investment advisory fees                                                             176,566       131,802
Fund administration and transfer agent fees                                           56,788        34,392
Distribution fees Class A                                                             42,262        27,027
Distribution fees Class B                                                             12,120         4,967
Distribution fees Class C                                                                228           131
Administrative servicing fees Class A                                                 22,264        14,984
Administrative servicing fees Institutional Service Class                              9,827         6,164
Other                                                                                 23,652        18,698
                                                                                -------------  ------------
     Total expenses before reimbursed expenses                                       343,707       238,165
Expenses reimbursed                                                                  (58,777)      (39,652)
                                                                                -------------  ------------
     Total Expenses                                                                  284,930       198,513
                                                                                -------------  ------------
NET INVESTMENT INCOME (LOSS)                                                        (114,516)      (27,999)
                                                                                -------------  ------------
REALIZED / UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions                            (3,304,978)       82,301
Net realized gains (losses) on futures transactions                                   47,977        16,517
                                                                                -------------  ------------
Net realized gains (losses) on investment and futures transactions                (3,257,001)       98,818
Net change in unrealized appreciation/depreciation on investments and futures      3,120,450     4,674,575
                                                                                -------------  ------------
Net realized/unrealized gains (losses) on investments and futures                   (136,551)    4,773,393
                                                                                -------------  ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                  $   (251,067)  $ 4,746,094
                                                                                =============  ============

SEE NOTES TO FINANCIAL STATEMENTS.


                                                       2002 SEMIANNUAL REPORT 13

STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================================


                                                    NATIONWIDE LARGE                 NATIONWIDE SMALL
                                                    CAP GROWTH FUND                      CAP FUND
                                            ===============================  ===============================
                                                  SIX             YEAR             SIX             YEAR
                                                 MONTHS           ENDED           MONTHS           ENDED
                                                 ENDED         OCTOBER 31,        ENDED         OCTOBER 31,
                                             APRIL 30, 2002       2001        APRIL 30, 2002       2001
============================================================================================================
                                              (UNAUDITED)                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                $      (114,516)  $   (237,117)  $       (27,299)  $    (47,668)
Net realized gains (losses) on investment
and futures transactions                         (3,257,001)   (10,799,466)           98,818       (450,399)
Net change in unrealized appreciation/
depreciation on investments and futures           3,120,450    (13,103,058)        4,674,575     (2,144,100)
                                            ----------------  -------------  ----------------  -------------
Change in net assets resulting from
operations                                         (251,067)   (24,139,641)        4,746,094     (2,642,167)
                                            ----------------  -------------  ----------------  -------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
FROM:
Net realized gains on investments                         -     (1,517,367)                -     (2,009,325)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS
FROM:
Net realized gains on investments                         -       (116,018)                -        (67,048)

DISTRIBUTIONS TO INSTITUTIONAL SERVICE
CLASS SHAREHOLDERS FROM:
Net realized gains on investments                         -       (353,855)                -       (374,497)
                                            ----------------  -------------  ----------------  -------------
Change in net assets from shareholder
distributions                                             -     (1,987,240)                -     (2,450,870)
                                            ----------------  -------------  ----------------  -------------
Change in net assets from capital
transactions                                     (1,076,948)    15,711,093          (487,322)     2,780,313
                                            ----------------  -------------  ----------------  -------------
Change in net assets                             (1,328,015)   (10,415,788)        4,258,772     (2,312,724)

NET ASSETS:

Beginning of period                              43,365,291     53,781,079        26,548,269     28,860,993
                                            ----------------  -------------  ----------------  -------------
End of period                               $    42,037,276   $ 43,365,291   $    30,807,041   $ 26,548,269
                                            ================  =============  ================  =============


See notes to financial statements.


                                                       2002 SEMIANNUAL REPORT 14

FINANCIAL HIGHLIGHTS
Selected Data for Each Share of Capital Outstanding
================================================================================================================================


NATIONAL LARGE CAP GROWTH FUND

                                                            INVESTMENT ACTIVITIES                 DISTRIBUTIONS
                                    ==============  ======================================  =========================  ========
                                                                     NET
                                                                   REALIZED
                                                                     AND
                                                                  UNREALIZED                                             NET
                                       NET ASSET        NET         GAINS         TOTAL                                 ASSET
                                        VALUE,      INVESTMENT     (LOSSES)       FROM         NET                     VALUE,
                                     BEGINNING OF     INCOME          ON       INVESTMENT   REALIZED       TOTAL       END OF
                                        PERIOD        (LOSS)     INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS   PERIOD
===============================================================================================================================
CLASS A SHARES
Period Ended October 31, 1999 (d)    $       10.00       (0.04)         3.62         3.58          -               -   $ 13.58
Year Ended October 31, 2000          $       13.58       (0.04)         1.03         0.99      (0.20)          (0.20)  $ 14.37
Year Ended October 31, 2001          $       14.37       (0.04)        (5.55)       (5.59)     (0.49)          (0.49)  $  8.29
Six Months Ended April 30, 2002
  (Unaudited)                        $        8.29       (0.02)        (0.08)       (0.10)         -               -   $  8.19

CLASS B SHARES
Period Ended October 31, 1999 (d)    $       10.00       (0.12)         3.62         3.50          -               -   $ 13.50
Year Ended October 31, 2000          $       13.50       (0.06)         0.94         0.88      (0.20)          (0.20)  $ 14.18
Year Ended October 31, 2001          $       14.18       (0.11)        (5.55)       (5.66)     (0.49)          (0.49)  $  8.03
Six Months Ended April 30, 2002
  (Unaudited)                        $        8.03       (0.05)        (0.06)       (0.11)         -               -   $  7.92

CLASS C SHARES
Period Ended October 31, 2001 (e)    $        9.91       (0.03)        (1.84)       (1.87)         -               -   $  8.04
Six Months Ended April 30, 2002
  (Unaudited)                        $        8.04       (0.05)        (0.07)       (0.12)         -               -   $  7.92

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 1999 (d)    $       10.00       (0.01)         3.61         3.60          -               -   $ 13.60
Year Ended October 31, 2000          $       13.60       (0.03)         1.04         1.01      (0.20)          (0.20)  $ 14.41
Year Ended October 31, 2001          $       14.41       (0.03)        (5.55)       (5.58)     (0.49)          (0.49)  $  8.34
Six Months Ended April 30, 2002
  (Unaudited)                        $        8.34       (0.02)        (0.07)       (0.09)         -               -   $  8.25


                                                                                 RATIOS/SUPPLEMENTAL DATA
                                   ==========================  ===============================================================
                                                                                RATIO OF
                                                                                   NET
                                                                 RATIO         INVESTMENT
                                                       NET        OF             INCOME           RATIO OF
                                                      ASSETS   EXPENSES          (LOSS)           EXPENSES
                                                        AT        TO               TO                TO
                                                      END OF    AVERAGE          AVERAGE          AVERAGE
                                       TOTAL          PERIOD      NET              NET              NET           PORTFOLIO
                                     RETURN(a)        (000S)    ASSETS           ASSETS          ASSETS (b)       TURNOVER (c)
==============================================================================================================================
CLASS A SHARES
Period Ended October 31, 1999 (d)      35.80%   (f)  $ 33,410      1.20%  (g)      (0.27%)  (g)       1.69%  (g)    65.27%
Year Ended October 31, 2000             7.26%        $ 40,643      1.20%           (0.33%)            1.74%         86.68%
Year Ended October 31, 2001           (39.92%)       $ 33,579      1.20%           (0.47%)            1.88%         78.02%
Six Months Ended April 30, 2002
  (Unaudited)                          (1.21%)  (f)  $ 32,453      1.28%  (g)      (0.51%)  (g)       1.54%  (g)    44.25%

CLASS B SHARES
Period Ended October 31, 1999 (d)      35.00%   (f)  $  1,179      1.95%  (g)      (0.97%)  (g)       5.26%  (g)    65.27%
Year Ended October 31, 2000             6.48%        $  3,234      1.95%           (1.06%)            3.33%         86.68%
Year Ended October 31, 2001           (40.98%)       $  2,247      1.95%           (1.21%)            3.70%         78.02%
Six Months Ended April 30, 2002
  (Unaudited)                          (1.37%)  (f)  $  2,330      1.98%  (g)      (1.22%)  (g)       2.36%  (g)    44.25%

CLASS C SHARES
Period Ended October 31, 2001 (e)     (18.87%)  (f)  $     35      1.95%  (g)      (1.20%)  (g)       4.51%  (g)    78.02%
Six Months Ended April 30, 2002
  (Unaudited)                          (1.49%)  (f)  $     46      1.98%  (g)      (1.22%)  (g)       2.32%  (g)    44.25%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 1999 (d)      36.00%   (f)  $  4,594      1.05%  (g)      (0.09%)  (g)       3.46%  (g)    65.27%
Year Ended October 31, 2000             7.40%        $  9,904      1.05%           (0.17%)            1.54%         86.68%
Year Ended October 31, 2001           (39.73%)       $  7,505      1.05%           (0.33%)            1.62%         78.02%
Six Months Ended April 30, 2002
  (Unaudited)                          (1.08%)  (f)  $  7,209      1.13%  (g)      (0.36%)  (g)       1.39%  (g)    44.25%

(a)  Excludes sales charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not annualized.
(g)  Annualized.

See notes to financial statements.


                                                       2002 SEMIANNUAL REPORT 15

FINANCIAL HIGHLIGHTS
Selected Data for Each Share of Capital Outstanding
================================================================================


                                              INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                         ====================================================================================================
                                                         NET
                                                      REALIZED
                                                         AND
                         NET ASSET         NET       UNREALIZED
                           VALUE,      INVESTMENT      GAINS        TOTAL FROM       NET           NET
                         BEGINNING       INCOME     (LOSSES) ON     INVESTMENT    INVESTMENT     REALIZED         TOTAL
                         OF PERIOD       (LOSS)     INVESTMENTS     ACTIVITIES      INCOME        GAINS        DISTRIBUTIONS
=============================================================================================================================
CLASS A SHARES
Period Ended
  October 31, 1999 (d)  $       10.00          0.03          1.19         1.22        (0.03)             -           (0.03)
Year Ended
  October 31, 2000      $       11.19         (0.02)         2.05         2.03            -          (0.10)          (0.10)
Year Ended
  October 31, 2001      $       13.12         (0.02)        (1.23)       (1.25)           -          (1.08)          (1.08)
Six Months Ended
  April 30, 2002
  (Unaudited)           $       10.79         (0.01)         1.99         1.98            -              -               -

CLASS B SHARES
Period Ended
  October 31, 1999 (d)  $       10.00         (0.05)         1.22         1.17            -              -               -
Year Ended
   October 31, 2000     $       11.17         (0.08)         2.03         1.95            -          (0.10)          (0.10)
Year Ended
   October 31, 2001     $       13.02         (0.09)        (1.24)       (1.33)           -          (1.08)          (1.08)
Six Months Ended
  April 30, 2002
  (Unaudited)           $       10.61         (0.05)         1.96         1.91            -              -               -

CLASS C SHARES
Period Ended
  October 31, 2001 (e)  $       11.33         (0.04)        (0.66)       (0.70)           -              -               -
Six Months Ended
  April 30, 2002
  (Unaudited)           $       10.63         (0.04)         1.95         1.91            -              -               -

INSTITUTIONAL
  SERVICE CLASS
  SHARES
Period Ended
  October 31, 1999 (d)  $       10.00          0.04          1.19         1.23        (0.03)             -           (0.03)
Year Ended
  October 31, 2000      $       11.20         (0.01)         2.06         2.05            -          (0.10)          (0.10)
Year Ended
   October 31, 2001     $       13.15             -         (1.23)       (1.23)           -          (1.08)          (1.08)
Six Months Ended
  April 30, 2002
  (Unaudited)           $       10.84             -          2.00         2.00            -              -               -


                                                                RATIOS / SUPPLEMENTAL DATA
                       ===========================================================================================
                                                                          RATIO OF
                                                                            NET
                          NET                     NET                    INVESTMENT
                         ASSET                  ASSETS       RATIO OF      INCOME       RATIO OF
                        VALUE,                 AT END OF    EXPENSES TO    (LOSS)      EXPENSES TO
                        END OF     TOTAL        PERIOD       AVERAGE     TO AVERAGE      AVERAGE       PORTFOLIO
                        PERIOD   RETURN (a)     (000s)      NET ASSETS   NET ASSETS   NET ASSETS (b)  TURNOVER (c)
==================================================================================================================
CLASS A SHARES
Period Ended
  October 31, 1999 (d)  $ 11.19    12.18% (f)  $    19,830     1.35% (g)    0.29% (g)       2.24% (g)        81.24%
Year Ended
  October 31, 2000      $ 13.12    18.25%      $    23,922     1.35%       (0.16%)          2.10%           139.27%
Year Ended
  October 31, 2001      $ 10.79   (10.09%)     $    21,190     1.35%       (0.17%)          2.00%           119.03%
Six Months Ended
  April 30, 2002
  (Unaudited)           $ 12.77   18.35% (f)  $    22,334     1.43% (g)  (0.19%) (g)       1.72% (g)        40.42%

CLASS B SHARES
Period Ended
  October 31, 1999 (d)  $ 11.17   11.70% (f)  $       215     2.10% (g)  (0.46%) (g)       6.57% (g)        81.24%
Year Ended
   October 31, 2000     $ 13.02   17.56%      $       748     2.10%      (0.90%)           3.82%           139.27%
Year Ended
   October 31, 2001     $ 10.61  (10.84%)     $       854     2.10%      (0.93%)           3.74%           119.03%
Six Months Ended
  April 30, 2002
  (Unaudited)           $ 12.52   18.00%(f)   $     1,191     2.14% (g)  (0.90%) (g)       2.48% (g)        40.42%

CLASS C SHARES
Period Ended
  October 31, 2001 (e)  $ 10.63  (6.18%) (f)  $        20     2.10% (g)  (1.26%) (g)       5.62% (g)       119.03%
Six Months Ended
  April 30, 2002
  (Unaudited)           $ 12.54   17.97% (f)  $        34     2.14% (g)  (0.91%) (g)       2.61% (g)        40.42%

INSTITUTIONAL
  SERVICE CLASS
  SHARES
Period Ended
  October 31, 1999 (d)  $ 11.20   12.36% (f)  $     1,759     1.20% (g)    0.39% (g)       4.87% (g)        81.24%
Year Ended
  October 31, 2000      $ 13.15   18.44%      $     4,192     1.20%       (0.01%)          1.92%           139.27%
Year Ended
   October 31, 2001     $ 10.84   (9.90%)     $     4,485     1.20%       (0.04%)          1.79%           119.03%
Six Months Ended
  April 30, 2002
  (Unaudited)           $ 12.84   18.45% (f)  $     7,248     1.29% (g)  (0.07%) (g)       1.56% (g)        40.42%
==================================================================================================================

(a)  Excludes sales charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For period from November 2, 1998 (commencement of operations) through October 31, 1999.
(e) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.
(f)  Not annualized.
(g)  Annualized.

See  notes  to  financial  statements.


                                                       2002 SEMIANNUAL REPORT 16

NATIONWIDE S&P 500 INDEX FUND          Class A Shares symbol: NASPX
                                       Class B Shares symbol: NBSPX
                                       Institutional Class symbol: NWIDX
                                       Service Class Shares symbol: NWISX
                                       Institutional Service Class symbol: NWIIX
                                       Local Fund Shares symbol: NWILX
================================================================================


HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2002, the Fund underperformed its benchmark, returning 1.97%* versus 2.31% for the S&P 500 Index. For the trailing 12 months, the Fund returned -13.11%*, underperforming the Index, which returned -12.63%.

WHAT ECONOMIC/MARKET FACTORS INFLUENCED THE PORTFOLIO'S PERFORMANCE?

The fourth quarter of 2001 saw tremendous rebounds from the record-setting lows of the third quarter, with November contributing the greatest gain. This was mainly due to the Federal Reserve Board's aid in cutting interest rates three consecutive times in the third quarter to a 40-year low of 1.75%. The first quarter of 2002 was a rather uneventful and quiet period during which the markets saw mixed sentiments regarding the prospects for the future of the economy.

WHAT SECTORS/HOLDINGS ENHANCED OR DETRACTED FROM PERFORMANCE?

The S&P 500 Index posted the lowest return of all the major S&P indexes. Sector "flip-flops"occurred throughout the period as technology led the gain in the fourth quarter of 2001 with a massive return of nearly 34%. However, this leadership did not continue in the first quarter of 2002 when technology came in as the thirdworst- performing sector with a return of nearly -9.00%.

The technology sector's downward trend continued into the second quarter. With technology's decline, producer durables proved to be the leading sector with a return of 25% for the fourth quarter of 2001, a growth trend that has continued into the second quarter of 2002.

HOW IS THE FUND POSITIONED?

It appears that an economic recovery is well on its way. Nevertheless, many current issues and factors will affect which direction the economy will turn. The market is expected to continue to be choppy. However, as the Federal Reserve works to stimulate growth, the outlook for the markets remains favorable. With that in mind, the portfolio is expected to continue to meets its objectives of replicating the risk and returns of the benchmark index.

PORTFOLIO MANAGER: FUND ASSET MANAGEMENT, L.P. - SUBADVISER

* PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $498,411,598
APRIL 30, 2002

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended April 30, 2002)

YEARS                                  1     INCEPTION(1)
=========================================================
Class A(2)   w/o SC(3)              -13.11%        -0.67%
             w/SC(4)                -18.14%        -2.22%
---------------------------------------------------------
Class B(2)   w/o SC(3)              -13.67%        -1.05%
             w/SC(5)                -17.98%        -1.81%
---------------------------------------------------------
Institutional Class(6),(7)          -12.75%        -0.41%
---------------------------------------------------------
Service Class(7),(8)                -13.13%        -0.90%
---------------------------------------------------------
Institutional Service Class(7),(8)  -12.97%        -0.72%
---------------------------------------------------------
Local Fund Shares(7)                -12.82%        -0.59%
---------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund commenced operations on July 24, 1998.

2 These returns include performance based on Local Fund shares, which was achieved prior to the creation of Class A and Class B shares (12/29/99). These returns have been restated for sales charges but not for fees applicable to these classes of shares, which include a 0.25% (Class A) or 1.00% (Class B) 12b-1 fee. Had Class A or Class B been in existence for the time periods presented, the performance for such classes would have been lower as a result of their additional expenses.

3    These returns do not reflect the effects of sales charges (SC).

4    A 5.75% front-end sales charge was deducted.

5 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

6 These returns include performance based on Local Fund shares, which was achieved prior to the creation of Institutional Class shares (12/29/99). These returns have not been restated to reflect the Institutional Class' lower expenses.

7    Not subject to any sales charges.

8 These returns include performance based on Local Fund shares, which was achieved prior to the creation of Service Class and Institutional Service Class shares (11/2/98). These returns have not been restated for fees applicable to these classes of shares, which include a 0.15% 12b-1 fee (Service Class) or 0.15% administrative servicing fee (Institutional Service Class). Had the Service Class or Institutional Service Class been in existence for the time periods presented, the performance for such classes would have been lower as a result of their additional expenses.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[GRAPH OMITTED]

                     Local
Date                 Shares            S&P 500             CPI
24-Jul-98             10000              10000            10000
31-Oct-98              9692               9843            10049
31-Oct-99             12101              12369            10306
31-Oct-00             12759              13123            10662
31-Oct-01              9581               9855            10888
30-Apr-02              9779              10082            11008

Comparative performance of $10,000 invested in Local Fund Shares of the Nationwide S&P 500 Index Fund, the S&P 500 Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, these indices do not reflect any fees or expenses.

(a) The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                       2002 SEMIANNUAL REPORT 17

STATEMENT OF INVESTMENTS
April 30, 2002 (Unaudited)
=================================================================


NATIONWIDE S & P 500 INDEX FUND

COMMON STOCKS (93.5%)
=================================================================

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT       VALUE
=================================================================
ADVERTISING SERVICES (0.1%)
Interpublic Group of Cos., Inc. (The)         17,126  $   528,851
                                                      -----------
=================================================================
AEROSPACE (0.9%)
General Dynamics Corp.                        10,000      970,900
Lockheed Martin Corp.                         21,800    1,371,220
Northrop Grumman Corp.                         5,600      675,696
United Technologies Corp.                     22,000    1,543,740
                                                      -----------
                                                        4,561,556
                                                      -----------
=================================================================
AEROSPACE / DEFENSE (0.9%)
Boeing Co. (The)                              38,807    1,730,792
Goodrich (B.F.) Co.                            5,800      185,136
Honeywell International, Inc.                 37,625    1,380,085
Raytheon Co.                                  19,400      820,620
Rockwell Collins, Inc.                         7,000      166,740
                                                      -----------
                                                        4,283,373
                                                      -----------
=================================================================
AIRLINES (0.4%)
AMR Corp. (b)                                  7,900      169,613
Delta Air Lines, Inc.                          6,500      180,115
FedEx Corp. (b)                               14,900      769,883
Southwest Airlines Co.                        34,212      623,001
U.S. Airways Group, Inc. (b)                   2,200       11,440
                                                      -----------
                                                        1,754,052
                                                      -----------
=================================================================
ALUMINUM (0.1%)
Alcan Aluminum Ltd.                           15,799      578,717
                                                      -----------
=================================================================
ANALYTICAL INSTRUMENTS (0.1%)
Applera Corp.-Applied Biosystems Group        10,900      186,608
Waters Corp. (b)                               7,200      194,040
                                                      -----------
                                                          380,648
                                                      -----------
=================================================================
APPAREL (0.2%)
Nike, Inc. Class B                            13,400      714,622
Reebok International Ltd. (b)                  2,900       80,185
                                                      -----------
                                                          794,807
                                                      -----------
=================================================================
APPAREL & ACCESSORIES (0.1%)
Liz Claiborne, Inc.                            5,000      156,450
V.F. Corp.                                     4,100      179,457
                                                      -----------
                                                          335,907
                                                      -----------
=================================================================
APPLIANCE & HOUSEHOLD DURABLE (0.1%)
Maytag Corp.                                   4,400      203,060
Newell Rubbermaid, Inc.                       13,951      438,061
                                                      -----------
                                                          641,121
                                                      -----------


                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT       VALUE
=================================================================
AUTO PARTS & EQUIPMENT (0.2%)
Dana Corp.                                     4,900  $    99,274
Delphi Automotive Systems Corp.               23,095      359,127
Ingersoll Rand Co.                             8,500      424,575
                                                      -----------
                                                          882,976
                                                      -----------
=================================================================
AUTOMOBILES (0.7%)
Ford Motor Co.                                83,772    1,340,352
General Motors Corp.                          26,413    1,694,394
PACCAR, Inc.                                   4,300      307,321
Visteon Corp.                                  8,471      130,792
                                                      -----------
                                                        3,472,859
                                                      -----------
=================================================================
BANKS (3.0%)
Bank of America Corp.                         74,674    5,412,371
Bank of New York Co., Inc.                    36,000    1,317,240
J.P. Morgan Chase & Co.                       93,665    3,287,642
Mellon Financial Corp.                        22,000      830,720
Northern Trust Corp.                          11,300      600,256
State Street Corp.                            16,200      827,982
Wachovia Corp.                                64,600    2,457,384
Zions Bancorporation                           4,900      264,992
                                                      -----------
                                                       14,998,587
                                                      -----------
=================================================================
BEVERAGES / ALCOHOLIC (0.1%)
Adolph Coors Co. Class B                       2,200      147,070
Brown-Forman Corp. Class B                     2,700      212,274
                                                      -----------
                                                          359,344
                                                      -----------
=================================================================
BEVERAGES / SOFT DRINK (1.5%)
Coca-Cola Co.                                118,500    6,577,935
Coca-Cola Enterprises, Inc.                   18,700      366,894
Pepsi Bottling Group, Inc. (The)              11,400      326,496
                                                      -----------
                                                        7,271,325
                                                      -----------
=================================================================
BIOTECHNOLOGY (0.2%)
Chiron Corp. (b)                               9,300      376,371
Immunex Corp. (b)                             24,900      675,786
                                                      -----------
                                                        1,052,157
                                                      -----------
=================================================================
BLAST FURNACES & STEEL MILLS (0.0%)
United States Steel Corp.                      2,900       52,316
                                                      -----------
=================================================================
BROADCAST MEDIA / CABLE TELEVISION (1.3%)
Clear Channel Communications, Inc. (b)        27,602    1,295,914
Comcast Corp. Special Class A (b)             44,200    1,182,350
Viacom, Inc. Class B (b)                      83,235    3,920,368
                                                      -----------
                                                        6,398,632
                                                      -----------


                                                       2002 SEMIANNUAL REPORT 18

=====================================================================
COMMON STOCKS (continued)
=====================================================================

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT       VALUE
=====================================================================
BUSINESS SERVICES (0.4%)
Cintas Corp.                                       8,600  $   445,222
Compuware Corp. (b)                               18,000      141,120
Concord EFS, Inc. (b)                             25,200      796,923
Convergys Corp. (b)                                7,011      193,994
NCR Corp. (b)                                      3,700      143,782
Pitney Bowes, Inc.                                10,300      433,630
                                                          -----------
                                                            2,154,671
                                                          -----------
=====================================================================
CAPITAL GOODS (0.5%)
Crane Co.                                          1,950       53,781
Cummins Engine, Inc.                               2,700      114,885
Deere & Co.                                       12,100      541,596
Dover Corp.                                        8,300      309,258
Genuine Parts Co.                                  6,800      234,668
McDermott International, Inc. (b)                  4,200       67,074
Pall Corp.                                         4,000       83,200
Parker-Hannifin Corp.                              6,400      319,680
PerkinElmer, Inc.                                  7,600       97,280
Snap-On, Inc.                                      1,900       60,192
Stanley Works (The)                                3,100      144,088
Textron, Inc.                                      7,000      344,260
                                                          -----------
                                                            2,369,962
                                                          -----------
=====================================================================
CHEMICALS (0.1%)
Great Lakes Chemical Corp.                         1,700       43,758
Millipore Corp.                                    1,600       63,920
Praxair, Inc.                                      8,400      479,640
Sigma-Aldrich Corp.                                2,700      127,926
                                                          -----------
                                                              715,244
                                                          -----------
=====================================================================
CHEMICALS / DIVERSIFIED (1.1%)
Air Products & Chemicals, Inc.                    11,600      557,380
Avery Dennison Corp.                               4,400      281,820
Dow Chemical Co.                                  43,905    1,396,179
E.I. du Pont de Nemours and Co.                   48,650    2,164,925
Eastman Chemical Co.                               4,400      194,040
Engelhard Corp.                                    4,500      136,890
Hercules, Inc. (b)                                 3,700       45,140
Occidental Petroleums Corp.                       16,300      468,625
Rohm & Haas Co.                                    9,031      335,140
                                                          -----------
                                                            5,580,139
                                                          -----------
=====================================================================
COMMUNICATION EQUIPMENT (2.8%)
CIENA Corp. (b)                                   18,200      136,318
Cisco Systems, Inc. (b)                          348,339    5,103,166
Citizens Communications Co. (b)                    9,400       87,138
Conexant Systems, Inc. (b)                        14,300      145,860
Corning, Inc.                                     42,975      287,503
JDS Uniphase Corp. (b)                            63,092      273,819
Lucent Technologies, Inc.                        159,670      734,482
Motorola, Inc.                                   103,606    1,595,532


                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT       VALUE
=====================================================================
COMMUNICATION EQUIPMENT (continued)
Nortel Networks Corp. ADR                        145,710  $   495,414
Tellabs, Inc. (b)                                 19,300      163,857
Verizon Communications, Inc.                     128,876    5,169,217
                                                          -----------
                                                           14,192,306
                                                          -----------
=====================================================================
COMPUTER / HARDWARE (1.5%)
Apple Computer, Inc. (b)                          18,000      436,860
International Business Machines Corp.             81,806    6,852,071
Lexmark International Group, Inc. Class A (b)      6,400      382,592
                                                          -----------
                                                            7,671,523
                                                          -----------
=====================================================================
COMPUTER EQUIPMENT (1.4%)
American Power Conversion Corp. (b)                6,400       82,240
Compaq Computer Corp.                             78,300      794,745
Dell Computer Corp. (b)                          123,800    3,260,892
EMC Corp. (b)                                    102,500      936,850
Gateway, Inc. (b)                                  9,700       53,156
Hewlett-Packard Co.                               92,700    1,585,170
Network Appliance, Inc. (b)                       16,562      289,007
                                                          -----------
                                                            7,002,060
                                                          -----------
=====================================================================
COMPUTER INTEGRATED SYSTEMS DESIGN (0.0%)
Avaya, Inc. (b)                                   13,222       81,183
                                                          -----------
=====================================================================
COMPUTER SOFTWARE & SERVICES (5.3%)
Adobe Systems, Inc.                               12,000      479,520
Automatic Data Processing, Inc.                   30,200    1,535,368
BMC Software, Inc. (b)                            11,800      170,628
Citrix Systems, Inc. (b)                          10,600      122,960
Computer Associates International, Inc.           26,100      485,460
Electronic Data Systems Corp.                     22,200    1,204,572
First Data Corp.                                  17,800    1,414,922
Fiserv, Inc. (b)                                   9,850      437,931
Intuit, Inc. (b)                                   9,000      352,620
Mercury Interactive Corp. (b)                      4,500      167,715
Microsoft Corp. (b)                              257,122   13,437,196
Novell, Inc. (b)                                  20,800       76,960
NVIDIA Corp. (b)                                   6,100      212,341
Oracle Corp. (b)                                 261,016    2,620,601
Parametric Technology Corp. (b)                   13,500       54,540
PeopleSoft, Inc. (b)                              13,600      315,112
Radioshack Corp.                                   8,600      268,320
Rational Software Corp. (b)                       10,200      148,614
Sapient Corp. (b)                                  4,100       20,008
Siebel Systems, Inc. (b)                          21,070      509,683
Sun Microsystems, Inc. (b)                       150,900    1,234,362
Symbol Technologies, Inc.                         14,050      118,863
Unisys Corp. (b)                                  13,200      178,200
VERITAS Software Corp. (b)                        18,339      519,727
Yahoo!, Inc. (b)                                  26,100      385,236
                                                          -----------
                                                           26,471,459
                                                          -----------


                                                       2002 SEMIANNUAL REPORT 19

STATEMENTS OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)
==================================================================


NATIONWIDE S & P 500 INDEX FUND (Continued)

COMMON STOCKS (continued)
==================================================================

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT       VALUE
==================================================================
CONGLOMERATES (0.7%)
Illinois Tool Works, Inc.                      15,100  $ 1,088,710
ITT Industries, Inc.                            3,800      265,468
Johnson Controls, Inc.                          4,300      370,875
Tyco International Ltd.                        94,780    1,748,691
                                                       -----------
                                                         3,473,744
                                                       -----------
==================================================================
CONSTRUCTION & BUILDING MATERIALS (0.1%)
Centex Corp.                                    3,300      185,790
Sherwin Williams Co.                            5,900      181,307
Vulcan Materials Co.                            3,800      174,876
                                                       -----------
                                                           541,973
                                                       -----------
==================================================================
CONSTRUCTION & HOUSING (0.1%)
Masco Corp.                                    23,500      660,350
                                                       -----------
==================================================================
CONSTRUCTION MACHINERY (0.2%)
Caterpillar, Inc.                              17,100      934,002
                                                       -----------
==================================================================
CONSUMER DURABLE (0.3%)
Black & Decker Corp.                            4,500      219,060
Danaher Corp.                                   7,600      544,008
Fortune Brands, Inc.                            5,900      308,334
Whirlpool Corp.                                 3,600      269,820
                                                       -----------
                                                         1,341,222
                                                       -----------
==================================================================
CONSUMER FINANCE (2.1%)
Citigroup, Inc.                               244,327   10,579,359
                                                       -----------
==================================================================
CONSUMER NON-CYCLICAL (2.4%)
Avon Products, Inc.                            12,000      670,200
Clorox Co. (The)                               12,000      531,000
Colgate-Palmolive Co.                          26,900    1,425,969
Ecolab, Inc.                                    4,900      215,159
Gillette Co. (The)                             49,200    1,745,616
International Flavor and Fragrances, Inc.       3,200      103,040
Kimberly-Clark Corp.                           25,629    1,668,960
Procter & Gamble Co.                           61,500    5,550,990
Tupperware Corp.                                1,900       43,624
                                                       -----------
                                                        11,954,558
                                                       -----------
==================================================================
CONTAINERS (0.1%)
Ball Corp.                                      3,200      152,160
Bemis, Inc.                                     1,700       90,491
Sealed Air Corp. (b)                            4,400      196,548
                                                       -----------
                                                           439,199
                                                       -----------
==================================================================
CREDIT REPORTING SERVICES (0.1%)
Moodys, Inc.                                    6,300      274,554
                                                       -----------


                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT       VALUE
==================================================================
DATA PROCESSING & REPRODUCTION (0.1%)
Computer Sciences Corp. (b)                     7,200  $   322,920
                                                       -----------
==================================================================
DISTRIBUTION (0.2%)
SYSCO Corp.                                    33,000      957,330
                                                       -----------
==================================================================
DRUGS (5.7%)
Amgen, Inc. (b)                                49,800    2,633,424
Biogen, Inc. (b)                                7,700      334,719
Eli Lilly & Co.                                53,400    3,527,070
Forest Laboratories, Inc. Class A (b)           8,100      624,834
Genzyme Corp. (b)                              10,700      438,058
Merck & Co., Inc.                             108,000    5,868,720
Pfizer, Inc.                                  298,500   10,850,475
Pharmacia & Upjohn, Inc.                       61,629    2,540,964
Schering-Plough Corp.                          69,500    1,897,350
                                                       -----------
                                                        28,715,614
                                                       -----------
==================================================================
ELECTRIC, GAS & SANITARY SERVICES (0.2%)
Exelon Corp.                                   14,600      792,780
Mirant Corp. (b)                               21,631      261,302
                                                       -----------
                                                         1,054,082
                                                       -----------
==================================================================
ELECTRICAL EQUIPMENT (3.5%)
Agilent Technologies, Inc. (b)                 21,226      637,841
Cooper Industries, Inc.                         4,900      214,620
Eaton Corp.                                     3,700      313,057
Emerson Electric Co.                           19,600    1,046,444
General Electric Co.                          471,800   14,885,290
Grainger (W.W.), Inc.                           3,900      218,673
Rockwell International Corp.                    6,500      139,555
                                                       -----------
                                                        17,455,480
                                                       -----------
==================================================================
ELECTRONICS (3.5%)
Altera Corp. (b)                               17,700      363,912
Applied Micro Circuits Corp. (b)               18,000      121,500
Broadcom Corp. Class A (b)                     11,209      386,711
Intel Corp.                                   318,700    9,118,006
Jabil Circuit, Inc. (b)                         7,700      157,157
KLA-Tencor Corp. (b)                            9,300      548,421
Linear Technology Corp.                        14,300      555,698
LSI Logic Corp. (b)                            15,100      194,035
Maxim Integrated Products, Inc. (b)            14,972      745,606
Molex, Inc.                                     7,825      263,077
National Semiconductor Corp. (b)                9,300      293,136
Palm, Inc. (b)                                 34,457      109,229
PMC-Sierra, Inc. (b)                            9,700      150,932
QLogic Corp. (b)                                5,000      228,550
Sanmina Corp. (b)                              25,396      264,118
Solectron Corp. (b)                            34,461      251,565
Tektronix, Inc. (b)                             3,100       68,200
Teradyne, Inc. (b)                              9,300      306,435


                                                       2002 SEMIANNUAL REPORT 20

COMMON STOCKS (continued)
================================================================

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE
================================================================
ELECTRONICS (continued)
Texas Instruments, Inc.                      82,500  $ 2,551,725
Thomas & Betts Corp.                          1,900       44,650
Xilinx, Inc. (b)                             15,200      573,952
                                                     -----------
                                                      17,296,615
                                                     -----------
================================================================
ENTERTAINMENT (0.5%)
International Game Technology (b)             4,800      302,160
Walt Disney Co. (The)                        96,800    2,243,824
                                                     -----------
                                                       2,545,984
                                                     -----------
================================================================
FINANCIAL (2.8%)
American Express Co.                         63,400    2,600,034
Capital One Financial Corp.                  10,800      646,812
Comerica, Inc.                                9,200      578,220
Countrywide Credit Industries, Inc.           6,100      284,931
Fannie Mae                                   47,400    3,741,282
Golden West Financial Corp.                   7,100      485,569
Household International, Inc.                21,000    1,224,090
Lehman Brothers Holdings, Inc.               11,100      654,900
MBNA Corp.                                   39,654    1,405,734
Providian Financial Corp.                    18,400      130,640
Schwab (Charles) Corp.                       62,400      710,736
Washington Mutual, Inc.                      44,497    1,678,872
                                                     -----------
                                                      14,141,820
                                                     -----------
================================================================
FINANCIAL / BANKS (2.9%)
AmSouth Bancorporation                       14,700      333,837
Bank One Corp.                               55,434    2,265,588
BB&T Corp.                                   20,800      792,064
Bear Stearns Cos., Inc.                       4,881      302,329
Charter One Financial, Inc.                   8,939      316,262
Fifth Third Bancorp                          28,346    1,944,252
Fleet Boston Corp.                           49,828    1,758,928
Huntington Bancshares, Inc.                   9,244      187,561
KeyCorp                                      18,500      520,035
National City Corp.                          27,500      858,000
PNC Bank Corp.                               14,400      794,160
Regions Financial Corp.                       9,100      319,137
SouthTrust Corp.                             16,400      437,552
Suntrust Banks, Inc.                         13,100      890,538
Synovus Financial Corp.                      11,900      321,776
U.S. Bancorp                                 88,763    2,103,683
Union Planters Corp.                          5,400      270,594
                                                     -----------
                                                      14,416,296
                                                     -----------


                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT       VALUE
================================================================
FINANCIAL SERVICES (1.3%)
AMBAC Financial Group, Inc.                   4,200  $   264,012
H&R Block, Inc.                               9,600      385,152
John Hancock Financial Services, Inc.        12,600      486,360
Marshall & Ilsley Corp.                       5,700      362,805
Stilwell Financial, Inc.                     11,300      241,368
USA Education, Inc.                           7,900      757,215
Wells Fargo Co.                              80,495    4,117,319
                                                     -----------
                                                       6,614,231
                                                     -----------
================================================================
FOOD & BEVERAGE (1.5%)
Anheuser-Busch Cos., Inc.                    42,800    2,268,400
General Mills, Inc.                          18,200      801,710
PepsiCo, Inc.                                83,920    4,355,448
                                                     -----------
                                                       7,425,558
                                                     -----------
================================================================
FOOD & RELATED (2.4%)
Archer-Daniels-Midland Co.                   27,295      362,205
Campbell Soup Co.                            17,200      474,892
ConAgra, Inc.                                27,300      668,850
Heinz (H.J.) Co.                             17,600      739,024
Hershey Foods Corp.                           7,100      482,800
Kellogg Co.                                  20,600      739,952
Philip Morris Cos., Inc.                    103,603    5,639,110
Sara Lee Corp.                               35,975      761,951
Unilever NV                                  26,414    1,708,986
Wrigley (Wm.) Jr. Co.                         9,900      544,500
                                                     -----------
                                                      12,122,270
                                                     -----------
================================================================
FURNITURE & HOME FURNISHINGS (0.0%)
Leggett & Platt, Inc.                         7,400      194,620
                                                     -----------
================================================================
GAS / DISTRIBUTION (0.2%)
El Paso Corp.                                23,295      931,800
Keyspan Corp.                                 6,845      241,629
                                                     -----------
                                                       1,173,429
                                                     -----------
================================================================
GOLD ORES (0.3%)
Barrick Gold Corp.                           27,411      550,139
Freeport-McMoRan Copper & Gold, Inc. (b)      7,100      126,096
Newmont Mining Corp.                         20,200      575,902
Placer Dome, Inc.                            12,400      145,700
                                                     -----------
                                                       1,397,837
                                                     -----------
================================================================
HEALTHCARE (6.1%)
Abbott Laboratories                          73,900    3,986,905
Allergan, Inc.                                6,500      428,415
Bard (C.R.), Inc.                             2,900      159,326
Bausch & Lomb, Inc.                           1,800       64,746
Baxter International, Inc.                   28,800    1,638,720
Becton Dickinson & Co.                       10,800      401,436
Biomet, Inc.                                 14,050      396,632


                                                       2002 SEMIANNUAL REPORT 21

STATEMENT OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)
======================================================================


NATIONWIDE S & P 500 INDEX FUND (Continued)

COMMON STOCKS (continued)
======================================================================

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT       VALUE
======================================================================
HEALTHCARE (continued)
Boston Scientific Corp. (b)                        18,600  $   463,512
Bristol-Myers Squibb Co.                           91,900    2,646,720
Cardinal Health, Inc.                              20,750    1,436,938
Guidant Corp. (b)                                  15,200      571,520
HCA-The Healthcare Co.                             25,400    1,213,866
Health Management Associates, Inc. Class A (b)      9,600      204,864
HealthSouth Corp. (b)                              20,100      303,510
Humana, Inc. (b)                                    5,600       91,560
Johnson & Johnson Co.                             145,650    9,301,209
King Pharmaceuticals, Inc. (b)                     10,292      322,551
Manor Care, Inc. (b)                                5,900      151,276
McKesson HBOC, Inc.                                14,681      592,966
Medtronic, Inc.                                    57,500    2,569,675
Quintiles Transnational Corp. (b)                   5,600       79,520
St. Jude Medical, Inc. (b)                          4,700      391,087
Stryker Corp.                                       9,500      508,345
Tenet Healthcare Corp. (b)                         15,800    1,159,246
UnitedHealth Group, Inc.                           14,200    1,246,902
Watson Pharmaceutical, Inc. (b)                     3,900       95,940
Wellpoint Health Networks, Inc. (b)                 7,500      563,100
                                                           -----------
                                                            30,990,487
                                                           -----------
======================================================================
HOME BUILDING (0.1%)
Fluor Corp.                                         2,600      107,458
KB Home                                             2,600      129,610
Pulte Corp.                                         3,000      159,600
                                                           -----------
                                                               396,668
                                                           -----------
======================================================================
HOTELS & CASINOS (0.1%)
Harrah's Entertainment, Inc. (b)                    6,000      294,960
                                                           -----------
======================================================================
HOTELS / MOTELS (0.4%)
Cendant Corp. (b)                                  45,100      811,349
Hilton Hotels Corp.                                16,200      265,032
Marriott International, Inc. Class A               12,300      540,462
Starwood Hotels & Resorts Worldwide, Inc.           9,763      369,041
                                                           -----------
                                                             1,985,884
                                                           -----------
======================================================================
INSURANCE (3.8%)
ACE Ltd.                                           12,700      552,704
Aetna, Inc.                                         7,900      376,040
Allstate Corp. (The)                               34,200    1,359,108
American International Group, Inc.                124,078    8,576,271
AON Corp.                                          11,950      426,974
Chubb Corp. (The)                                   8,700      667,290
CIGNA Corp.                                         7,300      795,700
Cincinnati Financial Corp.                          6,400      299,904
Hartford Financial Services Group                  12,300      852,390
Lincoln National Corp.                              8,900      426,310
Loews Corp.                                         8,400      503,580
MBIA, Inc.                                          6,100      328,973


                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT       VALUE
======================================================================
INSURANCE (continued)
MetLife, Inc.                                      33,000  $ 1,126,620
MGIC Investment Corp.                               4,300      306,848
Progressive Corp. (The)                            10,800      621,000
SAFECO Corp.                                        5,600      187,040
St. Paul Cos., Inc.                                10,200      508,062
Torchmark Corp.                                     4,700      192,183
Unum Provident Corp.                                9,657      272,714
XL Capital Ltd.                                     6,800      641,580
                                                           -----------
                                                            19,021,291
                                                           -----------
======================================================================
INSURANCE / LIFE (0.2%)
AFLAC, Inc.                                        26,300      786,370
Conseco, Inc. (b)                                  13,100       48,863
Jefferson-Pilot Corp.                               6,000      300,480
                                                           -----------
                                                             1,135,713
                                                           -----------
======================================================================
INSURANCE BROKERS (0.3%)
Marsh & McLennan Cos., Inc.                        13,400    1,354,472
                                                           -----------
======================================================================
INVESTMENT MANAGEMENT (1.0%)
Franklin Resources, Inc.                           11,500      481,850
Merrill Lynch & Co., Inc.                          40,025    1,678,649
Morgan Stanley Dean Witter & Co.                   52,276    2,494,610
T. Rowe Price Group, Inc.                           6,400      224,448
                                                           -----------
                                                             4,879,557
                                                           -----------
======================================================================
LEISURE PRODUCTS (0.3%)
Brunswick Corp.                                     4,200      118,398
Carnival Corp.                                     26,600      886,046
Hasbro, Inc.                                        5,700       91,086
Mattel, Inc.                                       19,300      398,352
                                                           -----------
                                                             1,493,882
                                                           -----------
======================================================================
MANUFACTURING (0.5%)
3M Co.                                             18,600    2,339,880
Power-One, Inc. (b)                                 5,000       41,800
                                                           -----------
                                                             2,381,680
                                                           -----------
======================================================================
MANUFACTURING / DIVERSIFIED (0.1%)
PPG Industries, Inc.                                8,800      460,328
                                                           -----------
======================================================================
MEDICAL PRODUCTS (0.1%)
Zimmer Holdings, Inc. (b)                           7,910      274,556
                                                           -----------
======================================================================
METAL PROCESSORS (0.0%)
Thermo Electron Corp. (b)                           7,000      132,300
                                                           -----------
======================================================================
METALS (0.1%)
Inco Ltd. (b)                                       6,400      128,192
Phelps Dodge Corp.                                  4,308      154,226
                                                           -----------
                                                               282,418
                                                           -----------


                                                       2002 SEMIANNUAL REPORT 22

COMMON STOCKS (continued)
==================================================================

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT       VALUE
==================================================================
METALS & MINING (0.3%)
Alcoa, Inc.                                    39,132  $ 1,331,662
                                                       -----------
==================================================================
MORTGAGE / ASSET BACKED OBLIGATIONS (0.4%)
Freddie Mac                                    32,300    2,110,805
                                                       -----------
==================================================================
MOTOR VEHICLES (0.3%)
Harley-Davidson, Inc.                          15,100      800,149
Navistar International Corp.                    3,100      123,690
TRW, Inc.                                       6,400      352,192
                                                       -----------
                                                         1,276,031
                                                       -----------
==================================================================
MULTI-MEDIA (0.8%)
AOL Time Warner, Inc. (b)                     210,250    3,998,955
Viacom, Inc. Class A (b)                        1,000       47,130
                                                       -----------
                                                         4,046,085
                                                       -----------
==================================================================
NATURAL GAS (0.1%)
NICOR, Inc.                                     1,400       65,492
People's Energy Corp.                           1,000       39,000
Sempra Energy                                   7,715      197,273
                                                       -----------
                                                           301,765
                                                       -----------
==================================================================
OFFICE EQUIPMENT & SUPPLIES (0.1%)
Xerox Corp.                                    30,100      266,385
                                                       -----------
==================================================================
OIL & GAS (5.5%)
Amerada Hess Corp.                              4,800      369,024
Apache Corp.                                    6,720      391,978
Ashland, Inc.                                   2,000       81,660
ChevronTexaco Corp.                            50,693    4,395,590
Conoco, Inc.                                   31,307      878,161
Devon Energy Corp.                              7,801      384,667
EOG Resources, Inc.                             6,100      259,555
Exxon Mobil Corp.                             324,778   13,046,333
Kinder Morgan, Inc.                             6,600      319,506
Marathon Oil Corp.                             14,200      412,652
Nabors Industries, Inc. (b)                     7,391      336,660
Noble Drilling Corp. (b)                        7,100      307,785
Rowan Cos., Inc. (b)                            6,200      157,356
Royal Dutch Petroleum Co.                     100,900    5,273,034
Sunoco, Inc.                                    4,600      158,148
Transocean Sedco Forex, Inc.                   13,900      493,450
Unocal Corp.                                   10,000      371,900
Williams Cos., Inc. (The)                      25,400      485,140
                                                       -----------
                                                        28,122,599
                                                       -----------
==================================================================
OIL & GAS FIELD MACHINERY (0.5%)
Anadarko Petroleum Corp.                       11,057      595,088
Burlington Resources, Inc.                     10,000      444,300
Kerr-McGee Corp.                                5,484      327,943
Phillips Petroleum Co.                         18,400    1,100,504
                                                       -----------
                                                         2,467,835
                                                       -----------


                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT       VALUE
==================================================================
OIL EQUIPMENT & SERVICES (0.5%)
Baker Hughes, Inc.                             15,570  $   586,678
Dynegy, Inc.                                   17,700      318,600
Halliburton Co.                                21,100      358,489
Schlumberger Ltd.                              26,600    1,456,350
                                                       -----------
                                                         2,720,117
                                                       -----------
==================================================================
PAPER & FOREST PRODUCTS (0.5%)
Boise Cascade Corp.                             3,800      128,706
Georgia Pacific Corp.                          11,263      326,402
International Paper Co.                        22,596      936,152
Louisiana-Pacific Corp.                         3,500       40,950
Meadwestvaco Corp.                              7,901      231,973
Pactiv Corp. (b)                                5,200      107,484
Temple-Inland, Inc.                             1,900      100,586
Weyerhaeuser Co.                               11,200      667,632
                                                       -----------
                                                         2,539,885
                                                       -----------
==================================================================
PHARMACEUTICALS (0.9%)
AmerisourceBergen Corp.                         5,000      387,500
MedImmune, Inc. (b)                            11,600      387,440
Wyeth                                          63,100    3,596,700
                                                       -----------
                                                         4,371,640
                                                       -----------
==================================================================
PHOTOGRAPHIC (0.1%)
Eastman Kodak Co.                              15,000      483,150
                                                       -----------
==================================================================
POLLUTION CONTROL (0.2%)
Allied Waste Industries, Inc. (b)               6,500       78,910
Waste Management, Inc.                         30,000      790,200
                                                       -----------
                                                           869,110
                                                       -----------
==================================================================
PRINTING & PUBLISHING (0.6%)
American Greetings Corp. Class A                5,000       88,750
Donnelley (R.R.) & Sons Co.                     3,800      121,448
Dow Jones & Co., Inc.                           3,200      173,984
Gannett Co., Inc.                              13,100      960,230
Knight-Ridder, Inc.                             3,200      214,400
McGraw-Hill Cos., Inc. (The)                    9,500      607,905
Meredith Corp.                                  1,500       64,230
New York Times Co. (The) Class A                7,500      349,200
Tribune Co.                                    13,157      581,145
                                                       -----------
                                                         3,161,292
                                                       -----------
==================================================================
RAILROADS (0.4%)
Burlington Northern Santa Fe Corp.             18,700      514,063
CSX Corp.                                      11,300      408,721
Norfolk Southern Corp.                         15,800      338,594
Union Pacific Corp.                            12,500      710,000
                                                       -----------
                                                         1,971,378
                                                       -----------


                                                       2002 SEMIANNUAL REPORT 23

STATEMENT OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)
=================================================================


NATIONWIDE S & P 500 INDEX FUND (Continued)

COMMON STOCKS (continued)
=================================================================

                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT       VALUE
=================================================================
REAL ESTATE INVESTMENT TRUSTS (0.3%)
Equity Office Properties Trust                21,100  $   604,093
Equity Residential Property                   13,100      369,420
Plum Creek Timber Co., Inc.                    9,200      280,140
                                                      -----------
                                                        1,253,653
                                                      -----------
=================================================================
RESTAURANTS (0.5%)
Darden Restaurants, Inc.                       6,200      247,380
McDonald's Corp.                              59,400    1,686,960
Tricon Global Restaurants, Inc. (b)            7,000      441,420
Wendy's International, Inc.                    5,400      201,960
                                                      -----------
                                                        2,577,720
                                                      -----------
=================================================================
RETAIL (6.1%)
Autozone, Inc. (b)                             5,300      402,800
Bed Bath & Beyond, Inc. (b)                   14,800      550,116
Best Buy Co., Inc. (b)                         9,700      721,195
Big Lots, Inc.                                 2,500       38,650
Circuit City Stores-Circuit City Group        10,700      230,692
Costco Wholesale Corp. (b)                    22,400      900,480
CVS Corp.                                     17,800      595,944
Dillard's, Inc. Class A                        5,200      127,348
Dollar General Corp.                          13,110      206,483
Family Dollar Stores, Inc.                     8,600      297,560
Federated Department Stores, Inc. (b)          7,800      309,894
Gap, Inc. (The)                               39,100      551,701
Home Depot, Inc.                             111,250    5,158,663
Jones Apparel Group, Inc. (b)                  6,300      245,385
Kohl's Corp. (b)                              16,300    1,201,310
Limited, Inc. (The)                           23,900      457,924
Lowe's Cos., Inc.                             36,000    1,522,440
May Department Stores Co. (The)               12,500      433,500
Nordstrom, Inc.                                5,000      117,300
Office Depot, Inc. (b)                        15,400      294,756
Penney (J.C.) Co., Inc.                       13,600      295,664
Sears, Roebuck & Co.                          16,200      854,550
Staples, Inc. (b)                             22,600      451,322
Starbucks Corp. (b)                           18,800      429,016
Target Corp.                                  41,900    1,828,935
Tiffany & Co.                                  5,800      230,550
TJX Cos., Inc. (The)                          13,500      588,330
Toys 'R' Us, Inc. (b)                         10,000      172,700
Wal-Mart Stores, Inc.                        211,600   11,819,976
                                                      -----------
                                                       31,035,184
                                                      -----------
=================================================================
RETAIL / FOOD & DRUG (0.9%)
Albertson's, Inc.                             20,634      692,064
Kroger Co. (b)                                38,300      872,091
Safeway, Inc. (b)                             24,800    1,040,360
Supervalu, Inc.                                4,500      135,000
Walgreen Co.                                  47,500    1,794,075
Winn-Dixie Stores, Inc.                        4,600       79,810
                                                      -----------
                                                        4,613,400
                                                      -----------


                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT       VALUE
=================================================================
SEMICONDUCTORS (0.8%)
Advanced Micro Devices, Inc. (b)              17,400  $   194,532
Analog Devices, Inc. (b)                      16,700      617,232
Applied Materials, Inc. (b)                   76,800    1,867,776
Micron Technology, Inc. (b)                   27,700      656,490
Novellus Systems, Inc. (b)                     7,400      350,760
Vitesse Semiconductor Corp. (b)               12,700       75,946
                                                      -----------
                                                        3,762,736
                                                      -----------
=================================================================
SERVICES (0.6%)
Autodesk, Inc.                                 6,200      114,018
Deluxe Corp.                                   3,800      166,744
Equifax, Inc.                                  5,400      147,528
IMS Health, Inc.                              12,800      263,808
Omnicom Group                                  9,300      811,331
Paychex, Inc.                                 18,775      700,871
Robert Half International, Inc. (b)            6,800      178,568
Ryder System, Inc.                             4,100      116,276
Sabre Holdings, Inc. (b)                       5,517      256,541
TMP Worldwide, Inc. (b)                        6,000      181,020
                                                      -----------
                                                        2,936,705
                                                      -----------
=================================================================
STEEL (0.1%)
Allegheny Teledyne, Inc.                       2,200       37,136
Nucor Corp.                                    4,200      245,490
Worthington Industries, Inc.                   2,800       41,440
                                                      -----------
                                                          324,066
                                                      -----------
=================================================================
TECHNOLOGY (0.0%)
Comverse Technology, Inc. (b)                 11,100      133,533
                                                      -----------
=================================================================
TELECOMMUNICATIONS (3.2%)
ADC Telecommunications, Inc. (b)              39,193      152,461
ALLTEL Corp.                                  14,000      693,000
Andrew Corp. (b)                               5,200       86,268
AT&T Corp.                                   168,034    2,204,606
AT&T Wireless Services, Inc. (b)             124,599    1,115,161
BellSouth Corp.                               89,100    2,704,185
CenturyTel, Inc.                               6,200      171,740
Nextel Communications, Inc. (b)               41,700      229,767
QUALCOMM, Inc. (b)                            35,700    1,076,712
Qwest Communications International, Inc.      82,611      415,533
SBC Communications, Inc.                     159,141    4,942,919
Scientific-Atlanta, Inc.                       7,900      158,000
Sprint Corp. (FON Group)                      43,000      681,550
Sprint Corp. (PCS Group) (b)                  45,600      511,176
Univision Communications, Inc. (b)            10,200      407,592
Worldcom, Inc. (b)                           135,344      335,518
                                                      -----------
                                                       15,886,188
                                                      -----------


                                                       2002 SEMIANNUAL REPORT 24

COMMON STOCKS (continued)
===============================================================

                                        SHARES OR
                                        PRINCIPAL
                                         AMOUNT       VALUE
===============================================================
TIRE & RUBBER (0.0%)
Cooper Tire & Rubber Co.                      900  $     22,320
Goodyear Tire & Rubber Co.                  8,800       195,800
                                                   ------------
                                                        218,120
                                                   ------------
===============================================================
TOBACCO (0.1%)
UST, Inc.                                   9,300       370,140
                                                   ------------
===============================================================
UTILITIES (2.4%)
AES Corp. (The) (b)                        27,665       221,873
Allegheny Energy, Inc.                      6,600       276,672
Ameren Corp.                                7,700       321,552
American Electric Power Co., Inc.          14,740       675,092
Calpine Corp. (b)                          19,600       215,600
Cinergy Corp.                               8,100       287,793
CMS Energy Corp.                            6,200       120,032
Consolidated Edison, Inc.                   8,700       379,233
Constellation Energy Group, Inc.            6,800       217,056
Dominion Resources, Inc.                   13,167       874,552
DTE Energy Co.                              8,000       362,720
Duke Power Co.                             38,800     1,487,205
Edison International (b)                   12,600       228,690
Entergy Corp.                              11,100       515,040
FirstEnergy Corp.                          13,848       461,138
Florida Power & Light, Inc.                 8,800       558,712
NiSource, Inc.                              8,627       190,657
PG&E Corp. (b)                             16,000       376,000
Pinnacle West Capital Corp.                 2,800       122,696
PP&L Resources, Inc.                        7,500       285,825
Progress Energy, Inc.                       9,500       492,955
Public Service Enterprise Group, Inc.      10,700       495,945
Reliant Energy, Inc.                       12,300       312,174
Southern Co.                               31,400       890,190
TECO Energy, Inc.                           7,700       214,368
TXU Corp.                                  13,400       729,228
Xcel Energy, Inc.                          19,310       491,053
                                                   ------------
                                                     11,804,051
                                                   ------------

TOTAL COMMON STOCKS                                 466,658,253
                                                   ------------

PREFERRED STOCKS (0.0%)
===============================================================

CONSUMER NON-DURABLE (0.0%)
Alberto Culver Co. Class B                  1,600        87,312
                                                   ------------

TOTAL PREFERRED STOCKS                                   87,312
                                                   ------------

U.S. TREASURY BILLS (0.9%)
===============================================================

1.72%, 6/20/02 (c)                      4,470,000     4,459,831
                                                   ------------
TOTAL U.S.TREASURY BILLS                              4,459,831
                                                   ------------

REPURCHASE AGREEMENT (5.5%)
============================================================================

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT        VALUE
============================================================================
Fifth Third Bank, 1.69%, dated 04/30/02,
  due 05/01/02, repurchase price $27,207,479
  (Fully collateralized by FFCB)                   $27,206,202  $ 27,206,202
                                                                ------------
TOTAL REPURCHASE AGREEMENT                                        27,206,202
                                                                ------------
TOTAL INVESTMENTS (COST $590,701,855) (a) - 99.9%                498,411,598

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                         480,086
                                                                ------------
NET ASSETS - 100.0%                                             $498,891,684
                                                                ============

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

     Unrealized appreciation                                    $ 31,896,403
     Unrealized depreciation                                    (124,186,660)
                                                                -------------
     Net unrealized depreciation                                $(92,290,257)
                                                                =============

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security.

(c)  Pledged as collateral for futures.

ADR  American Depositary Receipt

FFCB Federal Farm Credit Note

At April 30, 2002, the Funds open long futures contracts were as follows:

                                                       Unrealized
                                      Market Value    Appreciation
Number of  Long                        Covered by    (Depreciation)
Contracts  Contracts      Expiration    Contracts      at 04/30/02
--------------------------------------------------------------------
      113  S&P 500 Index    06/21/02  $  30,430,900  $   (1,518,847)


SEE NOTES TO FINANCIAL STATEMENTS.


                                                       2002 SEMIANNUAL REPORT 25

NATIONWIDE MID CAP MARKET                      Class A Shares symbol: NMXAX
INDEX FUND                                     Class B Shares symbol: NMXBX
                                               Institutional Class symbol: NMXIX
================================================================================


HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2002, the Fund underperformed its benchmark, returning 19.36%* versus 20.04% for the S&P MidCap 400 Index. For the trailing 12 months, the Fund returned 5.69%*, underperforming the Index, which returned 6.58%. For broader comparison purposes, the S&P 500 Index returned 2.31% for the six-month period.

WHAT ECONOMIC/MARKET FACTORS INFLUENCED THE PORTFOLIO'S PERFORMANCE?

The fourth quarter of 2001 was characterized by tremendous market rebounds from the record-setting lows of the third quarter. This was mainly due to the Federal Reserve cutting interest rates three consecutive times in the third quarter to a 40- year low of 1.75%. The first quarter of 2002 was a rather uneventful and quiet period during which the markets saw mixed sentiments regarding the prospects for the economy.

WHAT SECTORS/HOLDINGS ENHANCED OR DETRACTED FROM PERFORMANCE?

The S&P 400 Index posted an impressive positive return, and the MidCap Value Index outperformed the MidCap Growth Index. Sector "flip-flops" occurred throughout the six-month period as technology led the gain in the fourth quarter of 2001, but could not sustain that growth in the first quarter of 2002 - coming in as the third-worst-performing sector. The technology sector's downward trend continued into the second quarter of 2002. With technology's decline, producer durables proved to be the leading sector during the fourth quarter of 2001, as well as the first quarter of 2002.

HOW IS THE FUND POSITIONED?

It appears that an economic recovery is well on its way. Nevertheless, many issues will affect which direction the economy will turn. The market is expected to continue to be choppy and rotational. However, with a proactive and efficient Federal Reserve Board working to stimulate growth, the outlook for the markets remains favorable. With that in mind, the portfolio is expected to continue to meets its objectives of replicating the risk and returns of the benchmark index.

PORTFOLIO MANAGER: FUND ASSET MANAGEMENT, L.P. - SUBADVISER

* PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO MARKET VALUE $70,506,473

APRIL 30, 2002

YEARS                     1       INCEPTION(1)
==============================================
Class A      w/o SC(2)     5.69%         9.52%
             w/SC(3)      -0.39%         6.78%
----------------------------------------------
Class B(4)   w/o SC(2)     4.76%         9.10%
             w/SC(5)      -0.24%         7.95%
----------------------------------------------
Institutional Class(6)     6.29%        10.10%
----------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Commenced operations on December 29, 1999.

2    These returns do not reflect the effects of sales charges (SC).

3    A 5.75% front-end sales charge was deducted.

4 These returns include performance based on Class A shares, which was achieved prior to the creation of Class B shares (5/25/01). These returns have been restated for sales charges but not for fees applicable to Class B shares, which include a 1.00% 12b-1 fee. Had Class B been in existence for the time periods presented, the performance of Class B would have been lower as a result of the additional expense.

5 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

6    Not subject to any sales charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[GRAPH OMITTED]

                                             S&P
Date                  Class A             Midcap 400              CPI
29-Dec-99                9425                  10000             10000
31-Oct-00               11170                  11807             10339
31-Oct-01                9766                  10337             10559
30-Apr-02               11657                  12406             10675

Comparative performance of $10,000 invested in Class A shares of the Nationwide Mid Cap Market Index Fund, the S&P MidCap 400 Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.

(a) The S&P MidCap 400 Index consists of 400 stocks designed to measure performance of the mid cap company economy through changes in the aggregate market value of these 400 stocks which represent all major industries.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                       2002 SEMIANNUAL REPORT 26

STATEMENT OF INVESTMENTS
April 30, 2002 (Unaudited)
===============================================================


NATIONWIDE MID CAP MARKET INDEX FUND

COMMON STOCKS (89.4%)
===============================================================

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT      VALUE
===============================================================
AEROSPACE / DEFENSE (0.2%)
Precision Castparts Corp.                     3,800  $  134,406
Sequa Corp. (b)                                 500      29,625
                                                     ----------
                                                        164,031
                                                     ----------
===============================================================
AGRICULTURAL PRODUCTS (0.8%)
R.J. Reynolds Tobacco Holdings, Inc.          6,700     463,640
Universal Corp.                               1,700      72,267
                                                     ----------
                                                        535,907
                                                     ----------
===============================================================
AIRLINES (0.1%)
Alaska Air Group, Inc. (b)                    1,900      58,197
                                                     ----------
===============================================================
AMUSEMENT & RECREATION (0.5%)
Callaway Golf Co.                             5,300      93,280
International Speedway Corp.                  3,600     154,800
Six Flags, Inc. (b)                           6,200     113,460
                                                     ----------
                                                        361,540
                                                     ----------
===============================================================
AUTO PARTS & EQUIPMENT (1.3%)
Arvinmeritor, Inc.                            4,600     145,820
Bandag, Inc.                                  1,300      50,154
BorgWarner Automotive, Inc.                   1,900     118,712
Gentex Corp. (b)                              5,500     174,130
Lear Corp. (b)                                4,700     241,627
Modine Manufacturing Co.                      2,200      64,724
Superior Industries International, Inc.       1,800      92,826
                                                     ----------
                                                        887,993
                                                     ----------
===============================================================
BANKS (9.0%)
Associated Banc Corp.                         4,994     187,075
Astoria Financial Corp.                       6,700     215,003
Banknorth Group, Inc.                        10,927     288,364
City National Corp.                           3,500     193,375
Colonial Bancgroup, Inc.                      7,800     124,800
Compass Bancshares, Inc.                      9,200     329,084
First Tennessee National Corp.                9,100     351,806
First Virginia Banks, Inc.                    3,300     188,859
FirstMerit Corp.                              5,800     164,720
Golden State Bancorp, Inc.                    9,400     310,106
Greater Bay Bancorp                           3,700     123,913
GreenPoint Financial Corp.                    7,200     356,040
Hibernia Corp.                               11,000     219,450
Independence Community Bank Corp.             4,000     130,360
IndyMac Bancorp, Inc. (b)                     4,100     103,525
M&T Bank Corp.                                6,600     563,508
Mercantile Bankshare Corp.                    5,100     209,916
National Commerce Financial Co.              14,190     397,178
New York Community Bancorp, Inc.              7,400     219,484
North Fork Bancorp, Inc.                     11,700     451,854
Provident Financial Group                     3,300      99,891
Roslyn Bancorp, Inc.                          6,562     151,057


                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT      VALUE
===============================================================
BANKS (continued)
Silicon Valley Bancshares (b)                 3,400  $  108,630
Sovereign Bancorp, Inc.                      17,700     255,411
TCF Financial Corp.                           5,500     286,275
Webster Financial Corp.                       3,300     130,779
Westamerica Bank Corp.                        2,400     106,200
Wilmington Trust Corp.                        2,200     138,908
                                                     ----------
                                                      6,405,571
                                                     ----------
===============================================================
BIOTECHNOLOGY (2.4%)
Gilead Sciences, Inc. (b)                    13,600     423,232
Idec Pharmaceuticals Corp. (b)               10,700     587,965
Incyte Pharmaceuticals, Inc. (b)              4,700      38,587
Millennium Pharmaceuticals, Inc. (b)         19,663     392,473
Protein Design Labs, Inc. (b)                 6,400     114,944
Vertex Pharmaceuticals, Inc. (b)              5,400     114,858
                                                     ----------
                                                      1,672,059
                                                     ----------
===============================================================
BROADCASTING (1.1%)
Emmis Communications Corp. (b)                3,500     101,745
Entercom Communications Corp. (b)             3,400     177,650
Hispanic Broadcasting Corp. (b)               7,500     201,150
Westwood One, Inc. (b)                        7,500     270,000
                                                     ----------
                                                        750,545
                                                     ----------
===============================================================
BUSINESS SERVICES (2.8%)
Acxiom Corp. (b)                              6,400     106,432
BISYS Group, Inc. (b)                         8,200     280,440
Catalina Marketing Corp. (b)                  3,800     133,342
Ceridian Corp. (b)                           10,100     225,028
Checkfree Corp. (b)                           5,700     116,052
CSG Systems International, Inc. (b)           3,900     102,258
DST Systems, Inc. (b)                         8,400     415,128
Gartner Group, Inc. (b)                       5,700      66,690
Harte-Hanks, Inc.                             4,300     138,116
Kelly Services                                2,400      69,550
Korn/Ferry International (b)                  1,800      18,900
Manpower, Inc.                                5,500     221,375
MPS Group, Inc. (b)                           6,600      59,400
                                                     ----------
                                                      1,952,711
                                                     ----------
===============================================================
CHEMICALS (2.2%)
Airgas, Inc. (b)                              4,800      79,152
Albemarle Corp.                               3,100      91,915
Cabot Corp.                                   4,200     125,160
Crompton Corp.                                7,700      92,785
Cytec Industries, Inc. (b)                    2,700      89,073
Ferro Corp.                                   2,200      62,304
FMC Corp. (b)                                 2,200      85,140
Fuller (H. B.) Co.                            1,600      49,776
IMC Global, Inc.                              7,800      98,280
Lubrizol Corp.                                3,400     117,232


                                                       2002 SEMIANNUAL REPORT 27

April 30, 2002 (Unaudited)
===============================================================


NATIONWIDE MID CAP MARKET INDEX FUND (continued)

COMMON STOCKS (continued)
===============================================================

                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT      VALUE
===============================================================
CHEMICALS (continued)
Lyondell Chemical Co.                         8,600  $  127,108
Minerals Technologies, Inc.                   1,300      65,000
Olin Corp.                                    3,200      58,272
RPM, Inc.                                     8,200     138,990
Schulman (A), Inc.                            2,200      44,660
Solutia, Inc.                                 6,600      55,176
Valspar Corp.                                 3,400     156,570
                                                     ----------
                                                      1,536,593
                                                     ----------
===============================================================
COMMUNICATION EQUIPMENT (2.2%)
Adtran, Inc. (b)                              2,700      67,122
Advanced Fibre Communications, Inc. (b)       6,000     106,440
Broadwing, Inc. (b)                          15,900     104,940
CommScope, Inc. (b)                           4,200      66,696
Harris Corp.                                  4,600     166,566
L-3 Communications Holdings, Inc. (b)         2,800     357,784
Plantronics, Inc. (b)                         2,900      61,074
Polycom, Inc. (b)                             7,200     148,464
Powerwave Technologies, Inc. (b)              4,500      53,730
Price Communications Corp. (b)                3,700      62,197
Telephone & Data Systems, Inc.                4,100     352,600
                                                     ----------
                                                      1,547,613
                                                     ----------
===============================================================
COMPUTER HARDWARE (1.7%)
Infocus Corp. (b)                             2,800      36,232
Keane, Inc. (b)                               5,100      79,764
National Instruments Corp. (b)                3,500     134,505
Quantum Corp. (b)                            10,600      77,910
SanDisk Corp. (b)                             4,600      75,256
Storage Technology Corp. (b)                  7,600     156,408
SunGard Data Systems, Inc. (b)               20,000     595,200
Sykes Enterprises, Inc. (b)                   2,000      20,560
                                                     ----------
                                                      1,175,835
                                                     ----------
===============================================================
COMPUTER SOFTWARE & SERVICES (5.4%)
3COM Corp. (b)                               24,400     140,788
Activision, Inc. (b)                          3,900     122,772
Advent Software, Inc. (b)                     2,500     123,450
Affiliated Computer Services, Inc. (b)        9,400     508,258
Ascential Software Corp. (b)                 17,500      60,200
Avocent Corp. (b)                             3,000      75,000
Cadence Design Systems, Inc. (b)             17,100     350,208
Electronic Arts, Inc. (b)                     9,700     572,785
Henry (Jack) & Associates, Inc.               6,500     151,320
Internet Security, Inc. (b)                   3,600      70,560
Investment Technology Group, Inc. (b)         3,507     161,322
Legato Systems, Inc. (b)                      6,300      43,470
Macromedia, Inc. (b)                          4,000      89,560
Macrovision Corp. (b)                         3,400      75,582
McDATA Corp. (b)                              8,400      57,036
Mentor Graphics Corp. (b)                     4,300      82,990


                                          SHARES OR
                                          PRINCIPAL
                                           AMOUNT      VALUE
===============================================================
COMPUTER SOFTWARE & SERVICES (continued)
Network Associates, Inc. (b)                  9,800  $  173,950
Retek, Inc. (b)                               3,500      82,597
RSA Security, Inc. (b)                        4,100      25,010
Sybase, Inc. (b)                              6,800      95,608
Symantec Corp. (b)                           10,000     354,100
Synopsys, Inc. (b)                            4,400     198,484
The Titan Corp. (b)                           5,170     118,186
Transaction Systems Architects, Inc. (b)      1,700      19,720
Wind River Systems, Inc. (b)                  5,300      57,717
                                                     ----------
                                                      3,810,673
                                                     ----------
===============================================================
CONSTRUCTION (1.1%)
Clayton Homes, Inc.                           9,400     160,740
Dycom Industries, Inc. (b)                    2,700      40,851
Granite Construction, Inc.                    2,900      67,019
Jacobs Engineering Group, Inc. (b)            4,000     157,840
Lennar Corp.                                  4,600     255,484
Martin Marietta Materials, Inc.               3,300     128,568
                                                     ----------
                                                        810,502
                                                     ----------
===============================================================
CONSUMER & COMMERCIAL SERVICES (2.6%)
Apollo Group, Inc. (b)                       12,300     471,582
ChoicePoint, Inc. (b)                         4,550     252,252
DeVry, Inc. (b)                               4,800     127,152
Dun & Bradstreet Corp. (b)                    5,100     196,401
Education Management Corp. (b)                2,400     103,488
NCO Group, Inc. (b)                           1,800      50,112
Pittston Brink's Group                        3,700     101,824
Quanta Services, Inc. (b)                     3,700      62,012
Rollins, Inc.                                 1,500      30,300
Sotheby's Holdings, Inc. (b)                  4,100      60,434
Sylvan Learning Systems, Inc. (b)             2,700      74,520
United Rentals, Inc. (b)                      5,300     135,150
Viad Corp.                                    6,100     185,928
                                                     ----------
                                                      1,851,155
                                                     ----------
===============================================================
CONSUMER PRODUCTS (1.6%)
Blyth Industries, Inc.                        3,300      98,175
Church & Dwight, Inc.                         2,400      68,640
Dial Corp.                                    7,000     146,860
Energizer Holdings, Inc. (b)                  6,200     148,180
Furniture Brands International, Inc. (b)      4,000     163,320
Lancaster Colony Corp.                        2,500      96,250
Mohawk Industries Co. (b)                     4,700     302,351
Timberland Co., Class A (b)                   2,700     110,160
                                                     ----------
                                                      1,133,936
                                                     ----------
===============================================================
CONTAINERS / PACKAGING (0.5%)
Packaging Corporation of America (b)          7,200     142,200
Sonoco Products Co.                           6,600     190,740
                                                     ----------
                                                        332,940
                                                     ----------


                                                       2002 SEMIANNUAL REPORT 28

COMMON STOCKS (CONTINUED)
====================================================================


                                           SHARES OR
                                        PRINCIPAL AMOUNT    VALUE
====================================================================
ELECTRONICS (5.8%)
Arrow Electronics, Inc. (b)                        6,900  $  182,160
Atmel Corp. (b)                                   32,600     293,400
Avnet, Inc.                                        8,598     220,281
Cabot Microelectronics Corp. (b)                   1,768      86,455
Cirrus Logic, Inc. (b)                             6,100      74,115
Credence Systems Corp. (b)                         4,100      82,984
Cree, Inc. (b)                                     4,988      58,809
Cypress Semiconductor Corp. (b)                    8,400     187,068
DSP Group, Inc. (b)                                2,000      42,440
FEI Co. (b)                                        2,200      58,146
Hubbell, Inc.                                      4,000     137,720
Integrated Device Technology, Inc. (b)             7,300     204,692
International Rectifier Corp. (b)                  4,400     202,928
Kemet Corp. (b)                                    5,900     114,283
Lam Research Corp. (b)                             8,800     225,808
Lattice Semiconductor Corp. (b)                    7,900      93,615
LTX Corp. (b)                                      3,300      69,993
Micrel, Inc. (b)                                   6,700     147,065
Microchip Technology, Inc. (b)                     9,275     412,737
MIPS Technologies, Inc. (b)                        2,300      13,041
Newport Corp.                                      2,600      53,326
Plexus Corp. (b)                                   2,900      72,471
RF Micro Devices, Inc. (b)                        11,700     203,580
Semtech Corp. (b)                                  4,900     156,702
SPX Corp. (b)                                      2,800     377,019
TriQuint Semiconductor, Inc. (b)                   9,505      96,381
Vishay Intertechnology, Inc. (b)                  11,050     242,990
                                                          ----------
                                                           4,110,209
                                                          ----------

====================================================================
ENVIRONMENTAL SERVICES (0.3%)
Republic Services, Inc. (b)                       11,700     231,660
                                                          ----------

====================================================================
FINANCIAL SERVICES (4.0%)
Americredit Corp. (b)                              5,900     229,038
Bank of Hawaii Corp.                               5,200     148,096
Certegy, Inc. (b)                                  4,700     182,360
Commerce Bancorp, Inc.                             4,800     237,072
E*TRADE Group, Inc. (b)                           26,000     196,040
Eaton Vance Corp.                                  4,800     175,344
Edwards (A.G.), Inc.                               5,800     237,336
Investors Financial Services Corp.                 2,142     157,737
Labranche & Co., Inc. (b)                          4,000     109,600
Legg Mason, Inc.                                   4,900     246,176
Metris Cos., Inc.                                  4,300      56,072
Neuberger Berman, Inc.                             4,900     212,905
PMI Group, Inc.                                    3,200     259,584
SEI Corp.                                          7,500     252,675
Waddell & Reed Financial, Inc.                     5,500     141,625
                                                          ----------
                                                           2,841,660
                                                          ----------


                                           SHARES OR
                                        PRINCIPAL AMOUNT    VALUE
====================================================================
FOOD & BEVERAGE (2.9%)
Dean Foods Co. (b)                                 6,372  $  235,891
Dole Food Co.                                      4,100     136,407
Dreyer's Grand Ice Cream, Inc.                     2,400     111,984
Hormel Foods Corp.                                 9,600     237,120
Interstate Bakeries Corp.                          3,000      74,100
McCormick & Co., Inc.                             10,000     256,400
PepsiAmericas, Inc.                               10,700     163,175
Sensient Technologies Corp.                        3,300      82,467
Smithfield Foods, Inc. (b)                         7,700     162,470
Smucker (J.M.) Co.                                 1,600      55,520
Tootsie Roll Industries, Inc.                      3,602     168,826
Tyson Foods, Inc.                                 25,390     355,968
                                                          ----------
                                                           2,040,328
                                                          ----------
====================================================================
GAMING (0.8%)
GTECH Holdings Corp. (b)                           2,000     119,820
Mandalay Resort Group (b)                          5,200     186,472
Park Place Entertainment, Inc. (b)                20,800     255,840
                                                          ----------
                                                             562,132
                                                          ----------
====================================================================
HEALTHCARE (7.7%)
Apogent Technologies, Inc. (b)                     7,700     178,640
Apria Healthcare Group, Inc. (b)                   3,700      96,163
Barr Laboratories, Inc. (b)                        3,100     206,615
Beckman Coulter, Inc.                              4,500     214,965
Covance, Inc. (b)                                  4,100      82,287
Cytyc Corp. (b)                                    8,700     136,677
Dentsply International, Inc.                       5,700     226,119
Edwards Lifesciences Corp. (b)                     4,000     100,480
Express Scripts, Inc. (b)                          5,700     360,297
First Health Group Corp. (b)                       7,200     208,800
Health Net, Inc. (b)                               8,600     254,990
ICN Pharmaceuticals, Inc.                          5,900     163,194
IVAX Corp. (b)                                    13,675     161,365
LifePoint Hospitals, Inc. (b)                      2,700     113,400
Lincare Holdings, Inc. (b)                         7,800     245,544
Mylan Laboratories, Inc.                           9,100     240,968
Omnicare, Inc.                                     6,400     171,136
Oxford Health Plans, Inc. (b)                      6,100     281,576
PacifiCare Health Systems, Inc. (b)                2,500      75,650
Patterson Dental Co. (b)                           4,900     225,890
Perrigo Co. (b)                                    5,100      63,648
Quest Diagnostics, Inc. (b)                        6,800     625,124
Schein (Henry), Inc. (b)                           3,100     147,529
Sepracor, Inc. (b)                                 5,800      73,428
Steris Corp. (b)                                   4,700     104,105
Triad Hospitals, Inc. (b)                          5,233     219,786
Trigon Healthcare, Inc. (b)                        2,600     261,716
Universal Health Services, Inc. (b)                4,300     200,165
Visx, Inc. (b)                                     3,700      60,569
                                                          ----------
                                                           5,500,826
                                                          ----------


                                                       2002 SEMIANNUAL REPORT 29

STATEMENT OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)
=================================================================


NATIONWIDE MID CAP MARKET INDEX FUND (Continued)

COMMON STOCKS (CONTINUED)
=================================================================


                                        SHARES OR
                                     PRINCIPAL AMOUNT    VALUE
=================================================================
HOTELS & LODGING (0.1%)
Extended Stay America, Inc. (b)                 6,300  $  105,210
                                                       ----------
=================================================================
INSURANCE (3.7%)
Allmerica Financial Corp.                       3,800     189,658
American Financial Group, Inc.                  4,600     136,574
Everest Re Group Ltd.                           3,700     251,230
Fidelity National Financial, Inc.               6,200     191,270
Gallagher (Arthur J.) & Co.                     6,200     223,820
HCC Insurance Holdings, Inc.                    4,100     106,600
Horace Mann Educators Corp.                     2,700      64,665
Leucadia National Corp.                         3,800     138,510
Mony Group, Inc.                                3,200     124,800
Ohio Casualty Corp. (b)                         4,200      81,144
Old Republic International Corp.                8,600     285,778
Protective Life Corp.                           4,600     146,556
Radian Group, Inc.                              6,700     347,730
Stancorp Financial Group, Inc.                  2,000     117,000
Unitrin, Inc.                                   4,600     191,682
                                                       ----------
                                                        2,597,017
                                                       ----------
=================================================================
MACHINERY (0.3%)
AGCO Corp.                                      5,300     120,416
Kaydon Corp.                                    1,900      54,131
Tecumseh Products Co.                           1,200      62,352
                                                       ----------
                                                          236,899
                                                       ----------
=================================================================
MANUFACTURING (3.0%)
Albany International Corp.                      2,200      55,396
American Standard Co. (b)                       5,100     380,970
Ametek, Inc.                                    2,200      85,206
Carlisle Cos., Inc.                             2,000      80,980
Diebold, Inc.                                   5,200     196,664
Donaldson Co., Inc.                             3,000     129,450
Federal Signal Corp.                            3,000      69,000
Flowserve Corp. (b)                             3,700     127,650
Harsco Corp.                                    2,700     114,750
Hillenbrand Industry, Inc.                      4,300     277,780
Nordson Corp.                                   2,200      68,156
Pentair, Inc.                                   3,600     174,816
Stewart & Stevenson Services, Inc.              2,100      39,669
Teleflex, Inc.                                  2,600     146,926
Trinity Industries, Inc.                        3,100      72,850
York International Corp.                        2,700      98,307
                                                       ----------
                                                        2,118,570
                                                       ----------
=================================================================
METALS (0.4%)
AK Steel Holding Corp.                          8,000      98,080
Carpenter Technology Corp.                      1,400      37,100
Kennametal, Inc.                                2,200      87,252
UCAR International, Inc. (b)                    3,100      40,300
                                                       ----------
                                                          262,732
                                                       ----------


                                        SHARES OR
                                     PRINCIPAL AMOUNT     VALUE
=================================================================
MINING (0.1%)
Arch Coal, Inc.                                 3,600  $   79,920
                                                       ----------
=================================================================
OFFICE EQUIPMENT & SUPPLIES (0.7%)
HON Industries, Inc.                            3,970     118,782
Miller (Herman), Inc.                           5,600     136,808
Reynolds & Reynolds Co.                         5,100     147,696
Wallace Computer Services, Inc.                 2,600      56,550
                                                       ----------
                                                          459,836
                                                       ----------
=================================================================
OIL & GAS (6.1%)
B.J. Services Co. (b)                          10,900     400,466
Cooper Cameron Corp. (b)                        3,940     216,070
ENSCO International, Inc.                       9,800     330,848
FMC Technologies, Inc. (b)                      4,007      91,159
Forest Oil Corp. (b)                            3,100      97,650
Grant Prideco, Inc. (b)                         7,500     120,000
Hanover Compressor Co. (b)                      4,300      81,055
Helmerich & Payne, Inc.                         3,700     152,477
Murphy Oil Corp.                                3,300     311,355
National-Oilwell, Inc. (b)                      5,600     148,792
Noble Affiliates, Inc.                          4,200     164,010
Ocean Energy, Inc.                             12,400     265,360
Patterson-UTI Energy, Inc. (b)                  5,500     176,000
Pennzoil-Quaker State Co.                       5,800     125,338
Pioneer Natural Resources Co. (b)               7,600     182,324
Pride International, Inc. (b)                   9,700     180,323
Smith International, Inc. (b)                   3,600     252,180
Tidewater, Inc.                                 4,400     191,400
Valero Energy Corp.                             7,600     328,016
Varco International, Inc. (b)                   6,452     132,201
Weatherford International, Inc. (b)             8,000     398,960
                                                       ----------
                                                        4,345,984
                                                       ----------
=================================================================
PAPER & FOREST PRODUCTS (0.7%)
Bowater, Inc.                                   4,000     190,720
Glatfelter (P.H.) & Co.                         2,700      47,331
Longview Fibre Co.                              2,400      24,120
Potlatch Corp.                                  2,000      69,040
Rayonier, Inc.                                  1,900     111,473
Wausau-Mosinee Paper Corp.                      2,700      35,127
                                                       ----------
                                                          477,811
                                                       ----------
=================================================================
PHOTOGRAPHY / IMAGING (0.1%)
Imation Corp. (b)                               2,300      69,207
                                                       ----------
=================================================================
PUBLISHING & PRINTING (1.9%)
Banta Corp.                                     1,600      60,160
Belo (A.H.) Corp.                               7,300     170,528
Lee Enterprises, Inc.                           3,000     117,750
Media General, Inc.                             1,700     116,654
Readers Digest Association                      7,000     166,600


                                                       2002 SEMIANNUAL REPORT 30

COMMON STOCKS (CONTINUED)
==============================================================================


                                                    SHARES OR
                                                 PRINCIPAL AMOUNT     VALUE
==============================================================================
PUBLISHING & PRINTING (continued)
Scholastic Corp. (b)                                        2,600  $   131,898
Valassis Communications, Inc. (b)                           3,700      138,343
Washington Post Co.                                           661      417,620
                                                                   -----------
                                                                     1,319,553
                                                                   -----------
==============================================================================
REAL ESTATE INVESTMENT TRUSTS (0.4%)
Hospitality Properties Trust                                4,600      156,400
New Plan Excel Realty Trust                                 6,900      134,895
                                                                   -----------
                                                                       291,295
                                                                   -----------
==============================================================================
RESTAURANTS (1.1%)
Bob Evans Farms, Inc.                                       2,500       76,000
Brinker International, Inc. (b)                             7,050      242,802
CBRL Group, Inc.                                            4,100      124,435
Cheesecake Factory, Inc. (The) (b)                          2,700      112,401
Outback Steakhouse, Inc. (b)                                5,100      178,857
Papa John's International, Inc. (b)                         1,700       52,870
                                                                   -----------
                                                                       787,365
                                                                   -----------
==============================================================================
RETAIL (5.2%)
99 Cents Only Stores (b)                                    4,533      140,886
Abercrombie & Fitch Co. (b)                                 7,133      213,990
American Eagle Outfitters Ltd. (b)                          5,217      132,668
Barnes & Noble, Inc. (b)                                    4,900      148,078
BJ's Wholesale Club, Inc. (b)                               5,200      232,076
Borders Group, Inc. (b)                                     5,300      123,543
CDW Computer Centers, Inc. (b)                              6,300      345,240
Claire's Stores, Inc.                                       3,300       71,214
Coach, Inc. (b)                                             3,251      182,056
Copart, Inc. (b)                                            6,600      101,574
Dollar Tree Stores, Inc. (b)                                8,050      307,027
Fastenal Co.                                                2,700      225,828
Lands End, Inc. (b)                                         2,000      100,580
Longs Drug Stores Corp.                                     2,600       78,624
Michael's Stores, Inc. (b)                                  4,900      198,205
Nieman Marcus Group, Inc. (b)                               3,300      120,813
Payless Shoesource, Inc. (b)                                1,705       99,811
Ross Stores, Inc.                                           5,700      231,477
Ruddick Corp.                                               2,500       42,700
Saks, Inc. (b)                                              9,800      145,726
Tech Data Corp. (b)                                         4,000      189,360
Williams Sonoma, Inc. (b)                                   4,100      236,201
                                                                   -----------
                                                                     3,667,677
                                                                   -----------
==============================================================================
SEMICONDUCTORS (0.3%)
Fairchild Semiconductor International, Inc. (b)             6,900      185,886
                                                                   -----------
==============================================================================
SHELTER (0.4%)
D. R. Horton, Inc.                                         10,250      264,450
                                                                   -----------

                                                    SHARES OR
                                                 PRINCIPAL AMOUNT     VALUE
==============================================================================
SHIPPING / TRANSPORTATION (1.6%)
Airborne, Inc.                                              3,400  $    70,516
Alexander & Baldwin, Inc.                                   2,900       78,793
Atlas Air, Inc. (b)                                         2,900       36,163
CNF Transportation, Inc.                                    3,600      113,796
EGL, Inc. (b)                                               3,400       58,310
Expeditors International of Washington, Inc.                3,700      214,119
GATX Corp.                                                  3,600      115,272
J.B. Hunt Transport Services, Inc. (b)                      2,500       65,475
Overseas Shipholding Group, Inc.                            1,900       43,396
Robinson (C.H.) Worldwide, Inc.                             5,800      182,526
Swift Transportation Co., Inc. (b)                          6,200      120,590
                                                                   -----------
                                                                     1,098,956
                                                                   -----------
==============================================================================
TEXTILES / APPAREL (0.0%)
Unifi, Inc. (b)                                             2,800       31,388
                                                                   -----------
==============================================================================
UTILITIES (6.3%)
AGL Resources, Inc.                                         3,400       81,396
Allete, Inc.                                                5,571      170,138
Alliant Energy Corp.                                        6,400      180,800
American Water Works, Inc.                                  7,200      314,641
Aquila, Inc.                                               10,237      164,201
Black Hills Corp.                                           1,700       59,262
Cleco Corp.                                                 2,900       71,862
Conectiv, Inc.                                              6,000      149,640
DPL, Inc.                                                   8,770      228,195
DQE, Inc.                                                   3,900       76,128
Energy East Corp.                                           8,000      175,920
Equitable Resources, Inc.                                   4,700      168,965
Great Plains Energy, Inc.                                   4,200       98,658
Hawaiian Electric Industries, Inc.                          2,600      122,824
Idacorp, Inc.                                               2,800      105,952
MDU Resources Group, Inc.                                   4,800      139,824
National Fuel Gas Co.                                       5,400      128,628
Northeast Utilities                                         9,600      192,000
NSTAR                                                       3,600      164,880
Oklahoma Gas & Electric Co.                                 5,800      137,170
ONEOK, Inc.                                                 4,000       87,440
PNM, Inc.                                                   2,700       78,300
Potomac Electric Power Co.                                  7,900      180,594
Puget Energy, Inc.                                          6,400      132,672
Questar Corp.                                               6,000      167,400
Scana Corp.                                                 7,579      242,149
Sierra Pacific Resources                                    7,000       49,630
Vectren, Inc.                                               4,600      114,724
Western Gas Resources, Inc.                                 2,300       88,688
Western Resources, Inc.                                     4,950       86,081
WGL Holdings, Inc.                                          3,200       86,720
Wisconsin Energy Corp.                                      7,700      200,200
WPS Resources Corp.                                         2,200       91,630
                                                                   -----------
                                                                     4,537,312
                                                                   -----------
TOTAL COMMON STOCKS                                                 63,211,684
                                                                   -----------


                                                       2002 SEMIANNUAL REPORT 31

April  30,  2002  (Unaudited)
===============================================================================


NATIONWIDE  MID  CAP  MARKET  INDEX  FUND  (Continued)

U.S.  TREASURY  BILL  (0.8%)
===============================================================================

                                                    SHARES OR
                                                 PRINCIPAL AMOUNT     VALUE
===============================================================================
U.S.  TREASURY  BILL  (0.8%)
1.72%,  06/20/02  (c)                                  $  535,000  $   533,783
                                                                   ------------
TOTAL  U.S.  GOVERNMENT  OBLIGATIONS                                   533,783
                                                                   ------------

WARRANTS  (0.0%)
===============================================================================
BANKS  (0.0%)
Dime  Bancorp,  Inc.                                        1,500          225
                                                                   ------------
TOTAL  WARRANTS                                                            225
                                                                   ------------

REPURCHASE  AGREEMENT  (9.6%)
===============================================================================

                                                    SHARES OR
                                                 PRINCIPAL AMOUNT     VALUE
===============================================================================

Fifth  Third  Bank,  1.69%,  dated  04/30/02,
  due  05/01/02,  repurchase  price  $6,761,098
  (Fully  collateralized  by
  Freddie  Mac  Securities)                          $  6,760,781  $  6,760,781
                                                                   ------------
TOTAL  REPURCHASE  AGREEMENT                                          6,760,781
                                                                   ------------
TOTAL INVESTMENTS (COST $65,294,516) (A) -- 99.8%                    70,506,473

OTHER  ASSETS  IN  EXCESS  OF  LIABILITIES -- 0.2%                      109,236
                                                                   ------------
NET  ASSETS    100.0%                                              $ 70,615,709
                                                                   ============

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

     Unrealized  appreciation                                      $  8,241,707
     Unrealized  depreciation                                        (3,029,750)
                                                                   ------------
     Net  unrealized  appreciation                                 $  5,211,957
                                                                   ============

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes  a  non-income  producing  security.

(c)  Pledged  as  collateral  for  futures.

At April 30, 2002, the Funds open long futures contracts were as follows:

                                                  Unrealized
                                 Market  Value   Appreciation
Number of    Long                 Covered  by   (Depreciation)
Contracts  Contract  Expiration    Contracts     at  04/30/02
--------------------------------------------------------------
   21      S&P  400   06/14/02   $   5,657,925  $     (39,295)

SEE  NOTES  TO  FINANCIAL  STATEMENTS.


                                                       2002 SEMIANNUAL REPORT 32

NATIONWIDE  SMALL  CAP                      Class  A  Shares  symbol:  NSXAX
INDEX  FUND                                 Class  B  Shares  symbol:  NSCBX
                                            Institutional  Class  symbol:  NSXIX
================================================================================


HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2002, the Fund underperformed its benchmark, returning 18.94%* versus 20.03% for the Russell 2000 Index. For the trailing 12 months, the Fund returned 5.40%*, underperforming the Index, which returned 6.68%. For broader comparison purposes, the S&P 500 Index returned 2.31% during the six-month period.

WHAT  ECONOMIC/MARKET  FACTORS  INFLUENCED  THE  PORTFOLIOS
PERFORMANCE?

The fourth quarter of 2001 saw tremendous market rebounds from the record-setting lows of the third quarter, with the greatest gains recorded in November. This was mainly due to the Federal Reserve cutting interest rates three consecutive times in the third quarter to a 40-year low of 1.75%. The first quarter of 2002 was a rather uneventful and quiet period during which the markets saw mixed sentiments regarding the future of the economy.

WHAT  SECTORS/HOLDINGS  ENHANCED  OR  DETRACTED  FROM  PERFORMANCE?

Mid-cap and small-cap stocks outperformed, as a result of investors bias to companies that should benefit from an economic rebound. Sector flip-flops occurred throughout the period as technology led the gain in the fourth quarter of 2001 with a massive return of nearly 34%. However, this leadership did not continue in the first quarter of 2002 when technology came in as the third-worst-performing sector with a return of nearly -9.00%.

The technology sectors downward trend continued into the second quarter of 2002. With technologys decline, producer durables proved to be leading sector with a return of 25% for the fourth quarter of 2001, a growth trend that has continued into the second quarter.

HOW  IS  THE  FUND  POSITIONED?

It appears that an economic recovery is well on its way. Nevertheless, many current issues and factors will affect which direction the economy will turn. The market is expected to continue to be choppy. However, as the Federal Reserve works to stimulate growth, the outlook for the markets remains favorable. With that in mind, the portfolio is expected to continue to meets its objectives of replicating the risk and returns of the benchmark index.

PORTFOLIO  MANAGER:  FUND  ASSET  MANAGEMENT,  L.P. - SUBADVISER

* PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO  MARKET  VALUE  $34,442,531
APRIL  30,  2002

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April  30,  2002)

YEARS                            1      5     INCEPTION(1)
==========================================================
Class  A       w/o  SC(2)      5.40%  9.02%          8.80%
               w/SC(3)        -0.70%  7.73%          7.54%
----------------------------------------------------------
Class  B(4)    w/o  SC(2)      5.10%  8.96%          8.74%
               w/SC(5)         0.10%  8.67%          8.46%
----------------------------------------------------------
Institutional  Class6          6.15%  9.30%          9.08%
----------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1 Commenced operations on December 29, 1999 and from that date until October 15, 2001, the Fund invested all of its assets in the Master Small Cap Series (the Series). The returns shown above include the performance of the Series from its inception on April 9, 1997 through December 29, 1999 and are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower.

2    These returns do not reflect the effects of sales charges (SC).

3    A 5.75% front-end sales charge was deducted.

4 These returns include performance based on Class A shares, which was achieved prior to the creation of Class B shares (11/29/01). These returns have been restated for sales charges but not for fees applicable to Class B shares, which include a 1.00% 12b-1 fee. Had Class B been in existence for the time periods presented, the performance of Class B would have been lower as a result of the additional expense.

5 A 5.00% maximum contingent deferred sales charge (CDSC) would be deducted. The CDSC declines to 0% after 6 years.

6    Not subject to any sales charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[GRAPHIC OMITTED]

Date                   Class A              Russell 2000               CPI
9-Apr-97                  9425                  10000                 10000
31-Oct-97                11923                  12764                 10100
31-Oct-98                10566                  11253                 10250
31-Oct-99                12150                  12926                 10513
31-Oct-00                13948                  15176                 10875
31-Oct-01                12142                  13248                 11106
30-Apr-02                14440                  15902                 11229

Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Index Fund, the Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell 2000 is comprised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                       2002 SEMIANNUAL REPORT 33

STATEMENT OF INVESTMENTS
APRIL 30, 2002 (Unaudited)
============================================================================


NATIONWIDE SMALL CAP INDEX FUND

COMMON STOCKS (85.7%)
============================================================================

                                                     SHARES OR
                                                  PRINCIPAL AMOUNT   VALUE
============================================================================
ADVERTISING SERVICES (0.3%)
Getty Images, Inc. (b)                                       1,200  $ 41,771
MDC Corp., Inc.                                                663    33,482
R.H. Donnelley Corp. (b)                                     1,050    30,891
SITEL Corp. (b)                                                916     2,501
Ventiv Health, Inc. (b)                                      2,073     3,566
                                                                    --------
                                                                     112,211
                                                                    --------
============================================================================
AEROSPACE / DEFENSE (0.7%)
AAR CORP.                                                      423     5,389
BE Aerospace, Inc. (b)                                         800    10,400
Curtiss-Wright Corp.                                           414    31,563
DRS Technologies, Inc. (b)                                     632    29,230
Esterline Technologies Corp. (b)                               700    16,275
Gencorp, Inc.                                                1,189    18,667
Hexcel Corp. (b)                                             1,500     6,870
Kaman Corp. Class A                                            458     8,221
Moog, Inc. Class A (b)                                         500    17,100
Sequa Corp. Class A (b)                                        241    14,279
Teledyne Technologies, Inc. (b)                              1,140    19,380
The Fairchild Corp. Class A (b)                              1,982     8,443
The Titan Corp. (b)                                          2,100    48,007
United Industrial Corp.                                        500    12,650
                                                                    --------
                                                                     246,474
                                                                    --------
============================================================================
AGRICULTURAL PRODUCTS (0.1%)
Delta and Pine Land Co.                                      1,206    23,469
Maui Land & Pineapple Co., Inc. (b)                            437     9,352
                                                                    --------
                                                                      32,821
                                                                    --------
============================================================================
AIRLINES (0.3%)
AirTran Holdings, Inc. (b)                                   1,500     8,385
Alaska Air Group, Inc. (b)                                   1,013    31,027
America West Holdings Corp. Class B (b)                        559     2,175
Atlantic Coast Airlines Holdings, Inc. (b)                   1,363    29,782
Frontier Airlines, Inc. (b)                                  1,195    18,463
Mesa Air Group, Inc. (b)                                     1,439    14,246
Mesaba Holdings, Inc. (b)                                    1,332    11,680
Midwest Express Holdings, Inc. (b)                             200     4,000
                                                                    --------
                                                                     119,758
                                                                    --------
============================================================================
ANALYTICAL INSTRUMENTS (0.5%)
ArthroCare Corp. (b)                                           545     8,731
Bruker Daltronics, Inc. (b)                                  1,713    12,796
Datascope Corp.                                                593    18,650
Diagnostic Products Corp.                                      767    36,801
Haemonetics Corp. (b)                                          725    24,027
IDEXX Laboratories, Inc. (b)                                 1,320    37,593
Illumina, Inc. (b)                                             200     1,680
Molecular Devices Corp. (b)                                    539     9,621
Thoratec Corp. (b)                                           1,200     9,852
Urologix, Inc. (b)                                             675     9,308


                                                    SHARES OR
                                                  PRINCIPAL AMOUNT   VALUE
============================================================================
ANALYTICAL INSTRUMENTS (continued)
Ventana Medical Systems, Inc. (b)                              300  $  6,816
West Pharmaceutical Services, Inc.                             184     5,152
                                                                    --------
                                                                     181,027
                                                                    --------
============================================================================
APPAREL / ACCESSORIES (1.0%)
bebe stores, inc. (b)                                          200     4,478
Brown Shoe Co., Inc.                                           281     5,718
Burlington Coat Factory Warehouse Corp.                        325     7,300
Charming Shoppes, Inc. (b)                                   4,148    35,838
Finish Line, Inc. Class A (b)                                  967    19,601
Footstar, Inc. (b)                                             731    21,557
G & K Services, Inc. Class A                                   739    30,484
Global Sports, Inc. (b)                                        300     3,885
HOT Topic, Inc. (b)                                            950    21,432
K-Swiss, Inc. Class A                                          376    17,210
Kellwood Co.                                                   807    21,991
Nautica Enterprises, Inc. (b)                                1,100    15,829
Oxford Industries, Inc.                                        379    10,896
Pacific Sunwear of California, Inc. (b)                      1,000    24,980
Phillips-Van Heusen Corp.                                      367     5,593
Russell Corp.                                                  686    12,684
Skechers U.S.A., Inc. (b)                                      500    11,625
Steven Madden Ltd. (b)                                         479     9,355
The Stride Rite Corp.                                          735     6,468
The Wet Seal, Inc. (b)                                         500    17,815
Wilsons The Leather Experts, Inc. (b)                          632     8,835
Wolverine World Wide, Inc.                                   1,385    24,958
                                                                    --------
                                                                     338,532
                                                                    --------
============================================================================
APPLIANCES & HOUSEHOLD DURABLES (0.4%)
Applica, Inc. (b)                                              526     5,418
Dial Corp.                                                   3,449    72,360
Fedders Corp.                                                  540     2,079
Ivex Packaging Corp. (b)                                       976    22,448
Liqui-Box Corp.                                                200    13,370
National Presto Industries, Inc.                               281     9,399
Salton, Inc. (b)                                               484     8,301
                                                                    --------
                                                                     133,375
                                                                    --------
============================================================================
AUTO PARTS & EQUIPMENT (1.2%)
American Axle & Manufacturing Holdings, Inc. (b)               300     9,900
ANC Rental Corp. (b)                                           626       319
ArvinMeritor, Inc.                                           2,409    76,365
BorgWarner, Inc.                                               930    58,106
Collins & Aikman Corp. (b)                                   4,200    33,180
Dollar Thrifty Automotive Group, Inc. (b)                    1,038    24,393
Dura Automotive Systems, Inc. (b)                              900    19,620
Electro Rent Corp. (b)                                         400     5,388
Federal-Mogul Corp. (b)                                        172        86
Hayes Lemmerz International, Inc. (b)                          110        18
Impco Technologies, Inc. (b)                                   600     7,878


                                                       2002 SEMIANNUAL REPORT 34

COMMON STOCKS (CONTINUED)
====================================================================


                                             SHARES OR
                                          PRINCIPAL AMOUNT   VALUE
====================================================================
AUTO PARTS & EQUIPMENT (continued)
Lithia Motors, Inc. Class A (b)                        400  $ 11,280
McGrath Rentcorp                                       403    10,700
Midas, Inc.                                            284     4,175
Modine Manufacturing Co.                             1,000    29,420
Oshkosh Truck Corp.                                    600    34,152
Sports Resorts International, Inc. (b)                 400     2,972
Superior Industries International, Inc.                630    32,489
The Pep Boys - Manny, Moe & Jack                     1,516    29,031
Tower Automotive, Inc. (b)                           1,434    21,037
United Auto Group, Inc. (b)                            400     9,968
Wabash National Corp.                                  421     4,122
                                                            --------
                                                             424,599
                                                            --------
====================================================================
BANK HOLDINGS COMPANIES (8.4%)
1st Source Corp.                                       300     7,095
Alabama National BanCorp                               140     5,530
AMCORE Financial, Inc.                                 894    21,455
American Financial Holdings, Inc.                      818    24,123
BancFirst Corp.                                        300    12,900
BancorpSouth, Inc.                                   2,908    63,685
Bank of Granite Corp.                                  630    15,693
BankAtlantic Bancorp, Inc. Class A                     959    12,227
BankUnited Financial Corp. (b)                       1,027    16,422
Banner Corp.                                            87     1,916
Bay View Capital Corp. (b)                           2,501    17,507
BB&T Corp.                                             165     6,283
BOK Financial Corp. (b)                                200     6,800
Boston Private Financial Holdings, Inc.                807    21,668
BSB Bancorp, Inc.                                       95     2,843
Capital City Bank Group, Inc.                          400    11,104
Capitol Federal Financial                            1,262    32,156
Cathay Bancorp, Inc.                                   263    22,458
CCBT Financial Cos., Inc.                              100     2,549
Central Coast Bancorp (b)                              712    14,795
CFS Bancorp, Inc.                                      600     9,012
Chemical Financial Corp.                               820    26,321
Chittenden Corp.                                     1,036    34,240
Citizens Banking Corp.                               1,629    54,083
City Bank                                              607    16,431
City Holding Co. (b)                                 1,207    23,185
Coastal Bancorp, Inc.                                   68     2,133
CoBiz, Inc.                                            816    14,574
Columbia Banking System, Inc. (b)                      945    11,576
Commercial Federal Corp.                             1,580    46,452
Community Bank System, Inc.                            200     6,750
Community Banks, Inc.                                   88     2,412
Community First Bankshares, Inc.                     1,291    35,477
Community Trust Bancorp, Inc.                          100     2,593
Connecticut Bancshares, Inc.                           200     6,400
Corus Bankshares, Inc.                                 300    15,078
CPB, Inc.                                              415    15,936
CVB Financial Corp.                                    925    19,888


                                             SHARES OR
                                          PRINCIPAL AMOUNT   VALUE
====================================================================
BANK HOLDINGS COMPANIES (continued)
Dime Community Bancshares                            1,011  $ 23,516
East West Bancorp, Inc.                              1,082    38,736
F&M Bancorp                                            227     6,537
F.N.B. Corp.                                         1,470    44,468
Farmers Capital Bank Corp.                             320    11,280
Fidelity Bankshares, Inc.                              552    11,840
Financial Institutions, Inc.                           100     3,455
First BanCorp                                          476    11,781
First Bancorp.                                         700    23,450
First Busey Corp.                                      500    10,750
First Charter Corp.                                  1,100    22,110
First Citizens BancShares, Inc. Class A                200    21,840
First Commonwealth Financial Corp.                   2,136    28,729
First Community Bankshares                             100     3,197
First Essex Bancorp, Inc.                               84     2,788
First Federal Capital Corp.                            300     6,051
First Financial Bancorp.                             1,231    23,352
First Financial Bankshares, Inc.                       194     6,988
First Financial Corp.                                  302    14,330
First Indiana Corp.                                    200     3,984
First Merchants Corp.                                  204     5,522
First Midwest Bancorp, Inc.                          1,942    59,095
First Niagara Financial Group, Inc.                    149     3,242
First Place Financial Corp.                            200     3,438
First Republic Bancorp, Inc. (b)                       200     6,620
First Sentinel Bancorp, Inc.                           526     7,737
FirstFed Financial Corp. (b)                           600    17,160
Flagstar Bancorp, Inc.                                 300     8,880
Frontier Financial Corp.                               600    16,799
GBC Bancorp                                            417    13,427
German American Bancorp                                834    14,512
Glacier Bancorp                                        200     4,320
Great Southern Bancorp, Inc.                           461    17,334
Greater Bay Bancorp                                  1,765    59,110
Hancock Holding Co.                                    200    11,296
Harbor Florida Bancshares, Inc.                        800    16,264
Harleysville National Corp.                            600    15,060
Hudson River Bancorp, Inc.                             300     7,311
Hudson United Bancorp                                1,612    51,165
Iberiabank Corp.                                       300    11,130
Independence Community Bank Corp.                    2,154    70,198
Independent Bank Corp.                                 200     6,244
Independent Bank Corp.                                 210     5,240
IndyMac Bancorp, Inc. (b)                            2,091    52,798
Integra Bank Corp.                                     300     6,606
International Bancshares Corp.                         609    30,785
Lakeland Bancorp, Inc.                                 165     2,965
Local Financial Corp. (b)                            1,100    18,403
MAF Bancorp, Inc.                                      830    30,760
MB Financial, Inc.                                     400    12,364
Medford Bancorp, Inc.                                  400    11,020
Mid-State Bancshares, Inc.                             700    14,021


                                                       2002 SEMIANNUAL REPORT 35

STATEMENT OF INVESTMENTS (Continued)
APRIL 30, 2002 (Unaudited)
=============================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (CONTINUED)
=============================================================================

                                                    SHARES OR
                                                 PRINCIPAL AMOUNT    VALUE
=============================================================================
BANK HOLDINGS COMPANIES (continued)
Midwest Banc Holding, Inc.                                    580  $   16,095
Mississippi Valley Bancshares, Inc.                           110       5,118
National Penn Bancshares, Inc.                                709      19,143
NBC Capital Corp.                                             453      14,949
NBT Bancorp, Inc.                                             500       9,020
New Century Financial Corp.                                   700      16,737
New York Community Bancorp, Inc.                            2,844      84,352
OceanFirst Financial Corp.                                    156       4,973
Ocwen Financial Corp. (b)                                     700       5,250
Old Second Bancorp, Inc.                                      384      16,116
Omega Financial Corp.                                         149       4,892
Oriental Financial Group, Inc.                                173       3,771
Pacific Capital Bancorp                                     1,000      35,370
Pacific Northwest Bancorp                                     500      14,030
Park National Corp.                                           415      41,811
PennFed Financial Services, Inc.                              200       4,922
Peoples Holding Co.                                           445      16,243
PFF Bancorp, Inc.                                             200       6,560
Port Financial Corp.                                          301      10,414
Provident Bankshares Corp.                                    993      25,878
Quaker City Bancorp (b)                                       300      11,328
R&G Financial Corp. Class B                                   619      12,386
Republic Bancorp, Inc.                                      2,055      30,414
Republic Bancorp, Inc. Class A                                791       9,294
Republic Bancshares, Inc. (b)                                 666      12,980
Riggs National Corp.                                          563       9,363
Royal Bancshares of Pennsylvania, Inc. Class A                672      13,440
S&T Bancorp, Inc.                                             830      22,269
S.Y. Bancorp, Inc.                                            300      11,700
Sandy Spring Bancorp, Inc.                                    556      18,732
Seacoast Banking Corp., Inc.                                  350      17,238
Seacoast Financial Services Corp.                             863      18,468
Second Bancorp, Inc.                                           83       2,241
Silicon Valley Bancshares (b)                               1,434      45,816
Simmons First National Corp. Class A                          400      13,788
Southwest of Texas Bancorp, Inc. (b)                        1,126      39,444
Staten Island Bancorp, Inc.                                 2,048      40,858
Sterling Bancorp                                              100       3,300
Sterling Bancshares, Inc.                                   1,593      21,792
Sterling Financial Corp.                                      200       5,100
Suffolk Bancorp                                               200       6,854
Susquehanna Bancshares, Inc.                                1,419      35,049
Texas Regional Bancshares, Inc.                               523      26,150
The Colonial BancGroup, Inc.                                4,143      66,287
The South Financial Group, Inc.                             1,428      32,887
The Trust Company of New Jersey                               600      15,270
Tompkins Trustco, Inc.                                        100       4,500
TrustCo Bank Corp. NY                                       2,565      33,191
U.S.B Holding Co., Inc.                                       178       2,928
UCBH Holdings, Inc.                                           743      29,311
UMB Financial Corp.                                           615      29,410
Umpqua Holdings Corp.                                         132       2,132


                                                    SHARES OR
                                                 PRINCIPAL AMOUNT    VALUE
=============================================================================
BANK HOLDINGS COMPANIES (continued)
United Bankshares, Inc.                                     1,588  $   50,816
United Community Financial Corp.                            1,735      14,036
United National Bancorp                                       300       6,906
Unizan Financial Corp.                                        855      17,827
W Holding Co., Inc.                                           900      16,722
Washington Trust Bancorp                                      100       2,060
Waypoint Financial Corp.                                    1,400      25,130
WesBanco, Inc.                                                400       9,720
West America Bancorp, Inc.                                  1,299      57,481
West Coast Bancorp                                            200       2,994
Westcorp                                                      200       5,998
WFS Financial, Inc. (b)                                       217       6,760
Whitney Holding Corp.                                       1,407      51,356
Wintrust Financial Corp.                                      750      18,525
                                                                   ----------
                                                                    2,877,653
                                                                   ----------
=============================================================================
BEVERAGES / ALCOHOLIC (0.0%)
The Robert Mondavi Corp. (b)                                  389      15,257
                                                                   ----------
=============================================================================
BIOTECHNOLOGY (0.9%)
Aclara Biosciences, Inc. (b)                                1,700       4,216
Aphton Corp. (b)                                              634       6,251
Arena Pharmaceuticals, Inc. (b)                             1,000       8,150
Bio-Technology General Corp. (b)                            1,457       7,138
Cambrex Corp.                                                 785      32,256
Covance, Inc. (b)                                           2,137      42,889
CryoLife, Inc. (b)                                            446      13,144
CYTOGEN Corp. (b)                                           2,197       3,691
Digene Corp. (b)                                              561      12,802
Diversa Corp. (b)                                           1,233      13,563
Dyax Corp. (b)                                                100         366
Enzo Biochem, Inc. (b)                                        765      13,847
Esperion Therapeutics, Inc. (b)                               983       4,934
Exelixis, Inc. (b)                                          1,491      14,761
Genelabs Technologies, Inc. (b)                             4,100       3,116
Genta, Inc. (b)                                               600       8,062
Genzyme Corp. (b)                                             800       4,400
Hyseq, Inc. (b)                                               538       2,190
Integra LifeSciences Holdings (b)                             300       5,850
Lexicon Genetics, Inc. (b)                                    900       7,200
Luminex Corp. (b)                                             800       5,128
Maxygen, Inc. (b)                                             709       6,537
Nabi Biopharmaceuticals (b)                                 1,764      11,078
Neose Technologies, Inc. (b)                                  436      10,455
Novavax, Inc. (b)                                             500       2,500
SciClone Pharmaceuticals, Inc. (b)                          2,312       8,670
Scios, Inc. (b)                                             1,600      49,487
SonoSite, Inc. (b)                                            100       1,855
Targeted Genetics Corp. (b)                                   381         655
Texas Biotechnology Corp. (b)                                 900       4,725
Transgenomic, Inc. (b)                                        734       4,440
                                                                   ----------
                                                                      314,356
                                                                   ----------


                                                       2002 SEMIANNUAL REPORT 36

COMMON STOCKS (CONTINUED)
========================================================================


                                                 SHARES OR
                                              PRINCIPAL AMOUNT   VALUE
========================================================================
BROADCAST MEDIA / CABLE TELEVISION (0.7%)
4Kids Entertainment, Inc. (b)                              134  $  2,305
ACTV, Inc. (b)                                             766     1,049
Crown Media Holdings, Inc. (b)                             658     6,646
Cumulus Media, Inc. (b)                                  1,031    19,311
Gray Communications Systems, Inc.                          697    11,013
Lee Enterprises, Inc.                                    1,627    63,859
Liberty Corp.                                              611    25,876
Liberty Media Corp. (b)                                    343     3,670
Martha Stewart Living Omnimedia, Inc. (b)                  627    11,286
Media General, Inc.                                        425    29,164
Metromedia International Group, Inc. (b)                 1,265        76
On Command Corp. (b)                                       794     3,414
Paxson Communications Corp. (b)                            700     7,420
Pegasus Communications Corp. (b)                         2,505     5,185
Salem Communications Corp. Class A (b)                     186     4,553
Sinclair Broadcast Group, Inc. Class A (b)               1,368    18,263
The Ackerley Group, Inc. (b)                               500     8,405
ValueVision International, Inc. Class A (b)                818    15,452
Young Broadcasting, Inc. Class A (b)                       684    15,452
                                                                --------
                                                                 252,399
                                                                --------
========================================================================
BUSINESS SERVICES (2.0%)
Aaron Rents, Inc.                                          241     6,736
ABM Industries, Inc.                                       639    24,474
Administaff, Inc. (b)                                      797    18,291
ADVO, Inc. (b)                                             620    26,846
American Management Systems, Inc. (b)                    1,405    32,146
CACI International, Inc. Class A (b)                       700    21,122
CDI Corp. (b)                                              221     6,460
Century Business Services, Inc. (b)                      2,843    11,088
Ciber, Inc. (b)                                          1,821    12,747
Comdisco, Inc.                                           5,823       582
Consolidated Graphics, Inc. (b)                            100     2,135
CoStar Group, Inc. (b)                                     300     7,143
DiamondCluster International, Inc. (b)                     992    12,499
First Consulting Group, Inc. (b)                           200     1,800
FreeMarkets, Inc. (b)                                    1,031    18,311
Gartner Group, Inc. (b)                                  2,637    30,853
Heidrick & Struggles International, Inc. (b)               900    18,612
I-many, Inc. (b)                                           692     3,875
Information Resources, Inc. (b)                            500     5,125
Insurance Auto Auctions, Inc. (b)                          100     1,944
Kelly Services, Inc. Class A                               696    20,169
Kforce, Inc. (b)                                           389     2,015
Korn/Ferry International (b)                             1,071    11,246
MAXIMUS, Inc. (b)                                          400    12,400
Meemic Holdings, Inc. (b)                                  300     8,610
MemberWorks, Inc. (b)                                      578    10,057
Modis Professional Services, Inc. (b)                    3,098    27,882
Navigant Consulting Co. (b)                                900     5,832
NCO Group, Inc. (b)                                        679    18,903
New England Business Services, Inc.                        167     4,676


                                                 SHARES OR
                                              PRINCIPAL AMOUNT   VALUE
========================================================================
BUSINESS SERVICES (continued)
New Horizons Worldwide, Inc. (b)                           600  $  6,150
On Assignment, Inc. (b)                                    900    18,297
Paxar Corp. (b)                                          1,417    23,664
PDI, Inc. (b)                                              200     3,440
Prepaid Depot, Inc. (b)                                    516    15,098
PriceSmart, Inc. (b)                                       200     7,680
Resources Connection, Inc. (b)                             384    10,191
Right Management Consultants, Inc. (b)                     489    13,056
SkillSoft Corp. (b)                                        368     7,069
SOURCECORP, Inc. (b)                                       700    21,000
Spherion Corp. (b)                                       1,823    23,189
Stamps.com, Inc. (b)                                     2,075     9,441
StarTek, Inc. (b)                                          100     2,486
TeleTech Holdings, Inc. (b)                              1,211    14,835
US Oncology, Inc. (b)                                    3,302    31,699
Wallace Computer Services, Inc.                          1,340    29,145
Watson Wyatt & Co. Holdings (b)                            575    15,094
Xanser Corp. (b)                                         3,300    10,890
Zebra Technologies Corp. Class A (b)                       962    54,517
Zomax, Inc. (b)                                            456     2,622
                                                                --------
                                                                 704,142
                                                                --------
========================================================================
CAPITAL GOODS (2.5%)
American Greetings Corp., Class A                        2,300    40,825
Ball Corp.                                               1,958    93,103
C&D Technologies, Inc.                                     934    21,482
Crown Cork & Seal Co., Inc. (b)                          4,231    47,641
Direct Focus, Inc. (b)                                   1,100    49,170
Donaldson Co., Inc.                                      1,340    57,821
Florida Rock Industries, Inc.                              633    25,307
Graco, Inc.                                              1,080    48,341
Harsco Corp.                                             1,405    59,713
Kennametal, Inc.                                         1,123    44,538
Lawson Products, Inc.                                      400    12,820
Libbey, Inc.                                               500    19,550
Lindsay Manufacturing Co.                                  168     4,116
Manitowoc Co., Inc.                                        835    36,490
Nu Skin Enterprises, Inc.                                1,600    22,400
Regal-Beloit Corp.                                         615    16,082
Robbins & Myers, Inc.                                      100     2,925
Sola International, Inc. (b)                               600     8,610
Technitrol, Inc.                                         1,126    28,600
Tecumseh Products Co.                                      516    26,811
Texas Industries, Inc.                                     718    27,844
Timken, Inc.                                             2,052    54,686
Trinity Industries, Inc.                                 1,530    35,955
Vicor Corp. (b)                                            600     8,316
Yankee Candle Co., Inc. (b)                                300     6,582
York International Corp.                                 1,344    48,935
                                                                --------
                                                                 848,663
                                                                --------


                                                       2002 SEMIANNUAL REPORT 37

STATEMENT OF INVESTMENTS (Continued)
APRIL 30, 2002 (Unaudited)
=====================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (CONTINUED)
=====================================================================

                                              SHARES OR
                                           PRINCIPAL AMOUNT   VALUE
=====================================================================
CHEMICALS (1.5%)
A. Schulman, Inc.                                     1,296  $ 26,309
Albemarle Corp.                                         964    28,583
Arch Chemicals, Inc.                                    700    16,660
ChemFirst, Inc.                                         112     3,130
Crompton Corp.                                        4,075    49,103
Cytec Industries, Inc. (b)                            1,407    46,417
Ferro Corp.                                             965    27,329
H.B. Fuller Co.                                         950    29,555
IMC Global, Inc.                                      3,875    48,825
MacDermid, Inc.                                         786    17,292
Millennium Chemicals, Inc.                            2,309    31,518
Minerals Technologies, Inc.                             702    35,100
NL Industries, Inc.                                     128     2,125
PolyOne Corp.                                         2,788    33,846
RPM, Inc.                                             3,669    62,189
Schawk, Inc., Class A                                   200     2,100
Spartech Corp.                                          324     8,664
Symyx Technologies, Inc. (b)                            859    16,871
Terra Industries, Inc. (b)                              400     1,072
Uniroyal Technology Corp. (b)                           115        56
Wellman, Inc.                                           959    15,919
                                                             --------
                                                              502,663
                                                             --------
=====================================================================
CHEMICALS / DIVERSIFIED (0.1%)
Georgia Gulf Corp.                                      994    21,898
Olin Corp.                                            1,206    21,961
                                                             --------
                                                               43,859
                                                             --------
=====================================================================
CIRCUIT BOARDS (0.2%)
ACT Manufacturing, Inc. (b)                             759        38
DDI Corp. (b)                                         1,424     8,572
Merix Corp. (b)                                         627    10,483
Park Electrochemical Corp.                              584    17,667
Pemstar, Inc. (b)                                     1,053     7,582
SBS Technologies, Inc. (b)                              761     9,695
TTM Technologies, Inc. (b)                              600     4,931
Viasystems Group, Inc. (b)                              925        60
                                                             --------
                                                               59,028
                                                             --------
=====================================================================
COMMUNICATIONS EQUIPMENT (0.4%)
Allen Telecom, Inc. (b)                                 449     2,959
Anixter International, Inc. (b)                         974    28,197
Audiovox Corp. (b)                                      288     2,151
Cable Design Technologies Corp. (b)                   1,468    18,453
DMC Stratex Networks, Inc. (b)                        3,029    12,722
Harmonic, Inc. (b)                                    1,904    15,327
Inter-Tel, Inc.                                         901    18,480
LodgeNet Entertainment Corp. (b)                        189     3,383
Netro Corp. (b)                                       1,971     5,499
Proxim Corp. (b)                                      2,778     8,473
Standard Microsystems Corp. (b)                         800    19,640
Terayon Communications Systems, Inc. (b)              2,324     5,578
                                                             --------
                                                              140,862
                                                             --------


                                              SHARES OR
                                           PRINCIPAL AMOUNT    VALUE
=====================================================================
COMPUTER EQUIPMENT (0.5%)
Analogic Corp.                                          318  $ 15,855
Avocent Corp. (b)                                     1,564    39,100
Hutchinson Technology, Inc. (b)                         936    16,764
InFocus Corp. (b)                                     1,347    17,430
Iomega Corp. (b)                                      1,905    24,003
Turnstone Systems, Inc. (b)                           1,614     5,891
Western Digital Corp. (b)                             6,759    41,839
                                                             --------
                                                              160,882
                                                             --------
=====================================================================
COMPUTER INTEGRATED SYSTEMS DESIGN (0.7%)
Adaptec, Inc. (b)                                     3,833    56,345
Brady Corp. Class A                                     638    23,287
Cacheflow, Inc. (b)                                   1,744     1,064
Digex, Inc. (b)                                         406       337
Eclipsys Corp. (b)                                    1,502    24,049
eSPEED, Inc. Class A (b)                                876    10,810
F5 Networks, Inc. (b)                                   697     9,075
FileNET Corp. (b)                                     1,181    20,372
Integral Systems, Inc. (b)                              100     2,252
InteliData Technologies Corp. (b)                       400       740
Keynote Systems, Inc. (b)                               983     8,975
MTS Systems Corp.                                       400     4,200
Netscout Systems, Inc. (b)                              300     2,733
Nuance Communications, Inc. (b)                         842     4,715
NYFIX, Inc. (b)                                       1,000    10,070
RadiSys Corp. (b)                                       400     5,868
Sapient Corp. (b)                                     2,008     9,799
Systems & Computer Technology Corp. (b)               1,287    20,013
Vastera, Inc. (b)                                       800     4,432
Visual Networks, Inc. (b)                             1,285     1,683
Wave Systems Corp. (b)                                  818     1,685
WebEx Communications, Inc. (b)                          469     8,081
                                                             --------
                                                              230,585
                                                             --------
=====================================================================
COMPUTER SOFTWARE & SERVICES (3.3%)
3D Systems Corp. (b)                                    511     6,955
3DO Co. (b)                                           1,563     1,110
Activision, Inc. (b)                                  1,257    39,569
Actuate Corp. (b)                                     1,831    10,345
Advanced Digital Information, Corp. (b)               2,100    18,900
Agile Software Corp. (b)                                798     7,310
Answerthink, Inc. (b)                                 1,340     8,643
Ansys, Inc. (b)                                         684    17,442
Aspen Technologies, Inc. (b)                          1,200    16,260
Avant! Corp. (b)                                      1,267    21,096
Avid Technology, Inc. (b)                             1,140    11,731
BARRA, Inc. (b)                                         400    19,756
Borland Software Corp. (b)                            1,700    18,530
Braun Consulting, Inc. (b)                              753     3,260
Brio Technology, Inc. (b)                               260       559
BSQUARE Corp. (b)                                       841     2,867
Caminus Corp. (b)                                       471     8,794


                                                       2002 SEMIANNUAL REPORT 38

COMMON STOCKS (CONTINUED)
======================================================================


                                             SHARES OR
                                          PRINCIPAL AMOUNT    VALUE
======================================================================
COMPUTER SOFTWARE & SERVICES (continued)
Catapult Communications Corp. (b)                      328  $    8,220
CCC Information Services Group, Inc. (b)               191       2,149
Chordiant Software, Inc. (b)                           341       1,531
Cognizant Technology Solutions Corp. (b)               281      13,207
Concurrent Computer Corp. (b)                        2,100      14,385
Covansys Corp. (b)                                     290       2,320
Dendrite International, Inc. (b)                       705       9,341
Digimarc Corp. (b)                                     374       5,599
Digital Insight Corp. (b)                            1,000      19,010
Digitas, Inc. (b)                                       81         399
Documentum, Inc. (b)                                 1,298      25,207
E.piphany, Inc. (b)                                  2,220      13,364
Echelon Corp. (b)                                      687      10,855
Electronics For Imaging, Inc. (b)                    1,961      35,121
EPIQ Systems, Inc. (b)                                 304       5,183
EXE Technologies, Inc. (b)                           1,600       2,960
FactSet Research Systems, Inc.                         700      24,381
FalconStor Software, Inc. (b)                        1,722      10,676
Handspring, Inc. (b)                                 1,200       3,120
HNC Software, Inc. (b)                               1,345      25,716
Hyperion Solutions Corp. (b)                         1,106      25,880
Infogrames, Inc. (b)                                   240       1,560
InfoSpace, Inc. (b)                                  9,027      10,562
Intertrust Technologies Corp. (b)                    6,200       8,432
ITXC Corp. (b)                                       1,861       9,845
JDA Software Group, Inc. (b)                           846      25,583
Keane, Inc. (b)                                      1,942      30,373
Legato Systems, Inc. (b)                             3,172      21,887
Lexar Media, Inc. (b)                                4,426      14,163
Liberate Technologies, Inc. (b)                      3,514      17,886
MapInfo Corp. (b)                                      807       8,901
MCSI, Inc. (b)                                         998      14,451
Mercury Computer Systems, Inc. (b)                     693      20,062
MetaSolv, Inc. (b)                                   1,023       6,036
MicroStrategy, Inc. (b)                              1,715       2,967
MRO Software, Inc. (b)                                 900      13,014
MSC.Software Corp. (b)                               1,000      12,270
NetiQ Corp. (b)                                      1,400      31,401
Novell, Inc. (b)                                    12,772      47,255
ONYX Software Corp. (b)                                800       2,888
OTG Software, Inc. (b)                               1,026       7,439
Packeteer, Inc. (b)                                    953       6,671
PEC Solutions, Inc. (b)                                322       7,567
Phoenix Technology Ltd. (b)                          1,152      15,840
Pinnacle Systems, Inc. (b)                           1,900      17,670
PlxTech, Inc. (b)                                    1,100       8,184
Portal Software, Inc. (b)                            4,700       6,956
QRS Corp. (b)                                          115       1,288
Radiant Systems, Inc. (b)                              197       2,169
Rainbow Technologies, Inc. (b)                       1,115       9,444
Read-Rite Corp. (b)                                  4,810      17,076
Red Hat, Inc. (b)                                      403       1,850


                                             SHARES OR
                                          PRINCIPAL AMOUNT     VALUE
======================================================================
COMPUTER SOFTWARE & SERVICES (continued)
Renaissance Learning, Inc. (b)                         265  $    9,161
Roxio, Inc. (b)                                        886      18,828
Saba Software, Inc. (b)                                786       2,303
Safeguard Scientifics, Inc. (b)                      2,953       7,737
SCM Microsystems, Inc. (b)                             292       3,761
SeaChange International, Inc. (b)                      614       6,834
SeeBeyond Technology Corp. (b)                       1,200       4,128
Serena Software, Inc. (b)                              366       5,033
Silicon Graphics, Inc. (b)                           6,567      18,388
Simplex Solutions, Inc. (b)                            408       6,883
SonicWall, Inc. (b)                                  1,525      11,316
SpeechWorks International, Inc. (b)                    824       4,038
SPSS, Inc. (b)                                         554       9,828
Sykes Enterprises, Inc. (b)                          1,007      10,352
Take-Two Interactive Software, Inc. (b)                970      24,347
TALX Corp.                                             400       6,520
THQ, Inc. (b)                                        1,274      44,648
Transaction Systems Architects, Inc. (b)               914      10,602
Ulticom, Inc. (b)                                      400       2,300
Verity, Inc. (b)                                       949      12,660
Viewpoint Corp. (b)                                    900       5,400
webMethods, Inc. (b)                                   780      11,606
Witness Systems, Inc. (b)                              800       6,295
Xybernaut Corp. (b)                                  2,155       2,543
Zoran Corp. (b)                                        594      21,509
                                                            ----------
                                                             1,140,461
                                                            ----------
======================================================================
CONSTRUCTION & BUILDING MATERIALS (0.7%)
AMCOL International Corp.                              310       1,891
Granite Construction, Inc.                           1,105      25,537
Hovnanian Enterprises, Inc. Class A (b)                768      23,378
JLG Industries, Inc.                                 1,468      24,163
LSI Industries, Inc.                                   900      17,883
NCI Building Systems, Inc. (b)                         274       6,461
NVR, Inc. (b)                                          200      73,949
Oglebay Norton Co.                                     406       5,501
Omnova Solutions, Inc.                                 700       6,440
Simpson Manufacturing Co., Inc. (b)                    300      19,710
The Genlyte Group, Inc. (b)                            500      21,915
Universal Display Corp. (b)                            200       2,166
Walter Industries, Inc.                                717       9,680
                                                            ----------
                                                               238,674
                                                            ----------
======================================================================
CONSUMER DURABLES (0.7%)
1-800 CONTACTS, Inc. (b)                               500       5,450
Blyth, Inc.                                          1,139      33,885
Coca-Cola Bottling Co.                                 200       9,832
Coorstek, Inc. (b)                                     200       7,858
Elizabeth Arden, Inc. (b)                              707       8,406
Greif Bros. Class A                                    500      17,760
Oneida Ltd.                                            274       5,042
Pilgrim's Pride Corp.                                  200       2,720


                                                       2002 SEMIANNUAL REPORT 39

STATEMENT OF INVESTMENTS (Continued)
APRIL 30, 2002 (Unaudited)
==============================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (CONTINUED)
==============================================================================


                                                       SHARES OR
                                                    PRINCIPAL AMOUNT   VALUE
==============================================================================
CONSUMER DURABLES (continued)
Playtex Products, Inc. (b)                                       300  $  3,900
Rayovac Corp. (b)                                                643    10,230
Russ Berrie & Co., Inc.                                          141     5,147
Silgan Holdings, Inc. (b)                                        500    19,900
TBC Corp. (b)                                                    300     4,470
The Scotts Co. (b)                                               615    29,342
Toro Co.                                                         436    25,288
Tupperware Corp.                                               1,873    43,003
                                                                      --------
                                                                       232,233
                                                                      --------
==============================================================================
CONSUMER NON-CYCLICAL (0.2%)
Church & Dwight, Inc.                                          1,237    35,378
Revlon Co., Inc. (b)                                           1,177     6,003
Unifi, Inc. (b)                                                1,963    22,005
WestPoint Stevens, Inc.                                          402     2,243
                                                                      --------
                                                                        65,629
                                                                      --------
==============================================================================
DATA PROCESSING & REPRODUCTION (0.6%)
Ascential Software Corp. (b)                                   9,219    31,713
Carreker-Antinori, Inc. (b)                                      300     2,997
Convera Corp. (b)                                              1,700     6,662
eFunds Corp. (b)                                               1,593    25,329
Embarcadero Technologies, Inc. (b)                               100     1,100
Extensity, Inc. (b)                                            2,400     3,552
Fair Issac & Co., Inc.                                           666    37,123
Global Payment, Inc.                                           1,299    49,908
Indus International, Inc. (b)                                    200       798
infoUSA, Inc. (b)                                                600     4,440
Interactive Intelligence, Inc. (b)                             1,000     4,000
Intrado, Inc. (b)                                                400     7,436
ProBusiness Services, Inc. (b)                                   900    17,658
The InterCept Group, Inc. (b)                                    500    15,190
                                                                      --------
                                                                       207,906
                                                                      --------
==============================================================================
DISTRIBUTION (0.5%)
Advanced Marketing Services, Inc.                                500    12,125
Bell Microproducts, Inc. (b)                                     980    11,564
Brightpoint, Inc. (b)                                            989       554
Daisytek International Corp. (b)                                 389     6,197
Handleman Co. (b)                                                432     5,530
Hughes Supply, Inc.                                              821    34,252
Owens & Minor, Inc.                                            1,192    24,662
ScanSource, Inc. (b)                                             200    13,412
SCP Pool Corp. (b)                                               810    25,669
United Stationers, Inc. (b)                                    1,130    44,081
Watsco, Inc.                                                     272     4,920
                                                                      --------
                                                                       182,966
                                                                      --------


                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
==============================================================================
DRUGS (1.3%)
ABIOMED, Inc. (b)                                                731  $  5,124
Adolor Corp. (b)                                                 800    11,000
Advanced Tissue Sciences, Inc. (b)                             1,060     2,915
Alpharma, Inc.                                                 1,100    18,810
Amylin Pharmaceuticals, Inc. (b)                               2,700    25,623
ARIAD, Inc. (b)                                                1,075     5,192
ArQule, Inc. (b)                                                 889     8,446
Atrix Laboratories, Inc. (b)                                     800    19,168
AVANT Immunotherapeutics, Inc. (b)                             4,808     8,510
Avigen, Inc. (b)                                                 911    10,085
Bio-Rad Laboratories, Inc. Class A (b)                           600    28,980
Cell Therapeutics, Inc. (b)                                    1,172    14,556
Charles River Laboratories International, Inc. (b)             1,471    44,056
Connetics Corp. (b)                                            1,405    16,846
CV Therapeutics, Inc. (b)                                        761    22,023
Cygnus, Inc. (b)                                                 746     3,514
DeCODE genetics, Inc. (b)                                        300     1,665
DUSA Pharmaceuticals, Inc. (b)                                   729     2,880
Endo Pharmaceuticals Holdings, Inc. (b)                          200     2,314
Guilford Pharmaceuticals, Inc. (b)                             1,400    10,780
Harvard Bioscience, Inc. (b)                                     696     5,422
Immunomedics, Inc. (b)                                         1,410    18,556
Incyte Genomics, Inc. (b)                                      2,376    19,507
InterMune, Inc. (b)                                              983    26,295
Ligand Pharmaceuticals, Inc. (b)                               1,455    22,654
Martek Biosciences Corp. (b)                                     743    21,488
Nanogen, Inc. (b)                                                539     1,778
NBTY, Inc. (b)                                                 1,598    27,454
NPS Pharmaceuticals, Inc. (b)                                    938    27,962
Sequenom, Inc. (b)                                               308     1,814
Tanox, Inc. (b)                                                  455     5,441
Tularik, Inc. (b)                                                700     8,050
Valentis, Inc. (b)                                             2,843     6,539
Vical, Inc. (b)                                                  178     1,671
                                                                      --------
                                                                       457,118
                                                                      --------
==============================================================================
EDUCATIONAL SERVICES (0.7%)
Bright Horizons Family Solutions, Inc. (b)                       209     6,264
Career Education Corp. (b)                                     1,477    66,391
Corinthian Colleges, Inc. (b)                                    200    11,778
Edison Schools, Inc. (b)                                         700     3,591
Education Management Corp. (b)                                   800    34,496
ITT Educational Services, Inc. (b)                               845    42,799
Learning Tree International, Inc. (b)                            541    13,092
PLATO Learning, Inc. (b)                                         700     9,394
Strayer Education, Inc.                                          189    10,699
Sylvan Learning Systems, Inc. (b)                              1,058    29,201
                                                                      --------
                                                                       227,705
                                                                      --------


                                                       2002 SEMIANNUAL REPORT 40

COMMON STOCKS (continued)
=======================================================================

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT     VALUE
=======================================================================
ELECTRICAL EQUIPMENT (0.9%)
Active Power, Inc. (b)                                  1,300  $  5,460
ADE Corp. (b)                                             200     2,620
ANADIGICS, Inc. (b)                                       858     8,700
Artesyn Technologies, Inc. (b)                          1,450    11,267
Avista Corp.                                            1,576    25,200
Bel Fuse, Inc. Class B                                    100     2,684
BMC Industries, Inc.                                    2,400     3,744
Cataytica Energy Systems, Inc. (b)                      1,900     6,211
Cleco Corp.                                             1,479    36,649
DSP Group, Inc. (b)                                       800    16,976
El Paso Electric Co. (b)                                1,762    27,487
EMCOR Group, Inc. (b)                                     400    24,340
Encore Wire Corp. (b)                                     200     3,284
Energy Conversion Devices, Inc. (b)                       680    16,068
H Power Corp. (b)                                         900     1,863
II-VI Corp. (b)                                           108     1,618
Integrated Silicon Solution, Inc. (b)                     947    12,690
Madison Gas & Electric Co.                                537    15,219
Millennium Cell, Inc. (b)                                 998     3,822
Pioneer Standard Electronics, Inc.                      1,370    20,029
Proton Energy Systems, Inc. (b)                         1,066     5,394
Rambus, Inc. (b)                                        2,816    18,811
Research Frontiers, Inc. (b)                              441     7,184
SLI, Inc.                                               2,800     1,428
Tripath Imaging, Inc. (b)                                 768     3,203
Triumph Group, Inc. (b)                                   656    30,209
                                                               --------
                                                                312,160
                                                               --------
=======================================================================
ELECTRONICS (0.9%)
Aeroflex, Inc. (b)                                      2,052    28,687
BEI Technologies, Inc.                                    468     9,177
Coherent, Inc. (b)                                      1,014    31,028
Daktronics, Inc. (b)                                      701     6,898
EDO Corp.                                                 274     8,480
Electro Scientific Industries, Inc. (b)                   936    28,136
Engineered Support Systems, Inc.                          300    14,820
Excel Technology, Inc. (b)                                119     3,057
FLIR Systems, Inc. (b)                                    417    16,629
Itron, Inc. (b)                                           518    18,467
Keithley Instruments, Inc.                                259     4,973
MagneTek, Inc. (b)                                        200     2,400
Methode Electronics, Inc.                                 700     8,029
Planar Systems, Inc. (b)                                  571    14,212
Recoton Corp. (b)                                       1,200     5,303
Rogers Corp. (b)                                          600    20,160
SatCon Technology Corp. (b)                               585     1,252
Somera Communications, Inc. (b)                           300     2,145
Thomas & Betts Corp.                                    2,048    48,128
Trimble Navigation Ltd. (b)                             1,134    18,813
Tripath Technology, Inc. (b)                            2,300     4,094
Watts Industries, Inc. Class A                            284     5,172
Zygo Corp. (b)                                            300     5,133
                                                               --------
                                                                305,193
                                                               --------


                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT     VALUE
=======================================================================
ENTERTAINMENT (0.3%)
Acclaim Entertainment, Inc. (b)                         1,639  $  8,785
AMC Entertainment, Inc. (b)                               600     8,700
Dover Downs Entertainment, Inc.                           148     1,724
Dover Motorsports, Inc.                                   212     1,713
Gaylord Entertainment Co. (b)                             799    21,692
Magna Entertainment Corp. Class A (b)                   1,300    10,660
Midway Games, Inc. (b)                                    700     9,555
Penn National Gaming, Inc. (b)                            441    16,952
Pinnacle Entertainment, Inc. (b)                          318     3,530
Steinway Musical Instruments, Inc. (b)                    500    11,200
World Wrestling Federation Entertainment, Inc. (b)        199     2,876
                                                               --------
                                                                 97,387
                                                               --------
=======================================================================
FIBER OPTICS (0.2%)
Avanex Corp. (b)                                        1,922     6,054
Belden, Inc.                                              892    21,354
C-Cor.net Corp. (b)                                     1,200    13,128
LightPath Technologies, Inc. (b)                          991     1,685
MRV Communications, Inc. (b)                            2,110     4,304
Newport Corp.                                           1,165    23,895
Sorrento Networks Corp. (b)                               770     1,656
                                                               --------
                                                                 72,076
                                                               --------
=======================================================================
FINANCIAL (1.5%)
Actrade Financial Technologies Ltd. (b)                   423     7,039
Advanta Corp. Class A                                     547     7,631
Affiliated Managers Group, Inc. (b)                       776    49,354
American Capital Strategies Ltd.                        1,200    38,484
Charter Municipal Mortgage Acceptance Co.               1,341    22,381
CompuCredit Corp. (b)                                     162     1,264
Doral Financial Corp.                                   1,300    45,422
Downey Financial Corp.                                    700    37,184
DVI, Inc. (b)                                             100     1,970
Federal Agricultural Mortgage Corp. (b)                   400    15,084
Financial Federal Corp. (b)                               400    14,068
First Financial Holdings, Inc.                            300     8,904
Friedman, Billings, Ramsey Group, Inc. (b)                208     1,870
Interactive Data Corp. (b)                              1,197    20,888
Irwin Financial Corp.                                     700    13,475
Jefferies Group, Inc.                                     860    39,981
Ladenburg Thalmann Financial (b)                          104        77
Medallion Financial Corp.                                 492     2,529
MicroFinancial, Inc.                                    1,000     9,200
PRG-Schultz International, Inc. (b)                     1,625    22,295
Raymond James Financial, Inc.                           1,321    44,174
Resource America, Inc. Class A                            951    10,708
SoundView Technology Group, Inc. (b)                    2,728     6,056
SWS Group, Inc.                                           750    15,075
The Ryland Group, Inc.                                    500    54,999
The Student Loan Corp.                                     92     8,956
Tradestation Group, Inc. (b)                            3,300     4,719
World Acceptance Corp. (b)                                900     8,010


                                                       2002 SEMIANNUAL REPORT 41

April 30, 2002 (Unaudited)
================================================================


NATIONWIDE SMALL CAP INDEX INDEX FUND (Continued)

COMMON STOCKS (continued)
================================================================

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT     VALUE
================================================================
FINANCIAL (continued)
WSFS Financial Corp.                               809  $ 16,827
                                                        --------
                                                         528,624
                                                        --------
================================================================
FINANCIAL / BANKS (0.1%)
Anchor BanCorp Wisconsin, Inc.                   1,127    24,794
Credit Acceptance Corp. (b)                        145     1,927
Gold Banc Corp., Inc.                              587     5,870
                                                        --------
                                                          32,591
                                                        --------
================================================================
FOOD & RELATED (1.8%)
American Italian Pasta Co. (b)                     633    31,485
Corn Products International, Inc.                1,230    40,713
Dean Foods Co. (b)                               2,996   110,913
Del Monte Foods Co. (b)                            401     4,243
Dole Food Co., Inc.                              1,500    49,905
Dreyer's Grand Ice Cream, Inc.                     700    32,662
Fleming Co., Inc.                                1,435    31,627
Flowers Foods, Inc. (b)                            878    22,907
Great Atlantic & Pacific Tea Co., Inc. (b)         704    18,036
Green Mountain Coffee, Inc. (b)                    289     7,109
Hain Celestial Group, Inc. (b)                     800    14,664
International Multifoods Corp. (b)                 282     7,572
Interstate Bakeries Corp.                        1,005    24,824
J & J Snack Foods Corp. (b)                        400    15,200
Lance, Inc.                                      1,116    17,800
National Beverage Corp. (b)                        905    13,439
Performance Food Group Co. (b)                   1,617    58,262
Ralcorp Holding, Inc. (b)                        1,031    28,868
Riviana Foods, Inc.                                485    11,490
Sensient Technologies Corp.                      1,654    41,333
Tejon Ranch (b)                                    100     3,300
The J.M. Smucker Co.                               654    22,694
                                                        --------
                                                         609,046
                                                        --------
================================================================
FURNITURE (0.5%)
American Woodmark Corp.                            300    20,250
Bush Industries, Inc.                              588     7,938
Furniture Brands International, Inc. (b)         1,773    72,392
Kimball International, Inc. Class B              1,148    19,516
La-Z-Boy, Inc.                                   1,786    53,651
Quaker Fabric Corp. (b)                            898    12,365
                                                        --------
                                                         186,112
                                                        --------
================================================================
GAMBLING - NON-HOTEL CASINOS (0.2%)
Argosy Gaming Co. (b)                              760    27,360
Churchill Downs, Inc.                              200     7,400
Isle of Capris Casinos, Inc. (b)                   904    18,966
Scientific Games Corp. (b)                         900     8,973
                                                        --------
                                                          62,699
                                                        --------
================================================================
GAS - DISTRIBUTION (1.4%)
AGL Resources, Inc.                              1,945  $ 46,563
Atmos Energy Corp.                               1,626    38,910
Cascade Natural Gas Corp.                          100     2,250
Energen Co.                                      1,016    28,600
New Jersey Resources Corp.                         944    30,208
Northwest Natural Gas Co.                          919    26,100
NUI Corp.                                          859    23,021
ONEOK, Inc.                                      1,959    42,824
Peoples Energy Corp.                             1,293    50,426
Piedmont Natural Gas Co., Inc.                   1,203    44,812
SEMCO Energy, Inc.                               1,216    11,856
South Jersey Industries, Inc.                      281     9,976
Southwest Gas Corp.                              1,086    26,879
Southwestern Energy Co. (b)                        442     6,365
UGI Corp.                                        1,131    35,627
WGL Holdings, Inc.                               1,794    48,617
                                                        --------
                                                         473,034
                                                        --------
================================================================
HEALTHCARE (2.4%)
Accredo Health, Inc. (b)                           900    58,257
American Healthways, Inc. (b)                      400    10,780
American Medical Systems Holdings, Inc. (b)      1,100    25,278
AmeriPath, Inc. (b)                              1,032    27,864
AmSurg Corp. (b)                                   700    20,300
Apria Healthcare Group, Inc. (b)                 1,462    37,997
Beverly Enterprises, Inc. (b)                    3,505    30,143
Cerus Corp. (b)                                    400    20,484
Columbia Laboratories, Inc. (b)                    397     1,783
Coventry Health Care, Inc. (b)                   2,102    66,214
DIANON Systems, Inc. (b)                           327    21,451
Dynacq International, Inc. (b)                     848    14,153
Endocare, Inc. (b)                                 700    13,433
Gentiva Health Services, Inc. (b)                  843    22,845
Hooper Holmes, Inc.                              2,049    21,289
Invacare Corp.                                     749    28,327
LifePoint Hospitals, Inc. (b)                    1,374    57,708
Magellan Health Services, Inc. (b)                 796     5,930
MedQuist, Inc. (b)                                 179     5,170
Mid Atlantic Medical Services, Inc. (b)          1,715    62,477
Option Care, Inc. (b)                              515     9,677
PacifiCare Health Systems, Inc. (b)              1,000    30,260
Pediatrix Medical Group, Inc. (b)                  800    37,592
Per-Se Technologies, Inc. (b)                    1,452    18,237
PolyMedica Corp. (b)                               600    23,376
Province Healthcare Co. (b)                      1,163    44,787
RehabCare Group, Inc. (b)                          600    15,990
Renal Care Group, Inc. (b)                       1,804    64,042
Select Medical Corp. (b)                           400     6,020
Sierra Health Services, Inc. (b)                   574    11,193
Sunrise Assisted Living, Inc. (b)                  591    15,963
U.S. Physical Therapy, Inc. (b)                    300     5,343
                                                        --------
                                                         834,363
                                                        --------


                                                       2002 SEMIANNUAL REPORT 42

COMMON STOCKS (continued)
==========================================================================

                                                    SHARES OR
                                                 PRINCIPAL AMOUNT   VALUE
==========================================================================
HOTELS & CASINOS (0.3%)
Aztar Corp. (b)                                             1,220   28,390
Boyd Gaming Corp. (b)                                       1,417   21,680
Hollywood Casino Corp. Class A (b)                            700   10,689
MTR Gaming Group, Inc. (b)                                    900   15,084
Station Casinos, Inc. (b)                                   1,400   25,900
                                                                   -------
                                                                   101,743
                                                                   -------
==========================================================================
HOTELS & MOTELS (0.2%)
Boca Resorts, Inc. (b)                                        600    8,430
Choice Hotels International, Inc. (b)                       1,220   31,927
Crestline Capital Corp. (b)                                   357   12,081
Marcus Corp.                                                  277    4,792
Prime Hospitality Corp. (b)                                 1,510   19,464
                                                                   -------
                                                                    76,694
                                                                   -------
==========================================================================
INSURANCE (1.6%)
Alfa Corp.                                                  1,412   45,311
American Physicians Capital, Inc. (b)                         729   13,122
Argonaut Group, Inc.                                          700   15,792
Baldwin & Lyons, Inc. Class B                                 425   11,683
Citizens, Inc. (b)                                            345    4,495
CNA Surety Corp.                                              200    3,250
Cobalt Corp. (b)                                              700   13,510
FBL Financial Group, Inc. Class A                             100    2,010
First American Corp.                                        2,421   53,504
Fremont General Corp.                                       1,410    9,856
Harleysville Group, Inc.                                    1,098   33,161
Horace Mann Educators Corp.                                 1,516   36,308
Kansas City Life Insurance Co.                                300   12,105
LandAmerica Financial Group, Inc.                             625   21,875
Nymagic, Inc.                                                 400    8,100
Ohio Casualty Corp. (b)                                     2,308   44,591
Philadelphia Consolidated Holding Corp. (b)                   402   17,165
PICO Holdings, Inc. (b)                                       800   13,280
PMA Capital Corp. Class A                                     900   21,573
ProAssurance Corp. (b)                                        462    8,478
RLI Corp.                                                     118    6,797
SCPIE Holdings, Inc.                                          137    1,843
Selective Insurance Group, Inc.                               914   27,420
Stewart Information Services Corp. (b)                        500    9,450
The Commerce Group, Inc.                                      853   34,427
Triad Guaranty, Inc. (b)                                      400   17,880
United Fire & Casualty Co.                                    300   10,098
Vesta Insurance Group, Inc.                                   600    2,742
W.R. Berkley Corp.                                            718   43,439
Zenith National Insurance Co.                                 100    3,070
                                                                   -------
                                                                   546,335
                                                                   -------
==========================================================================
INSURANCE / LIFE (0.6%)
AmerUs Group Co.                                            1,528   57,575
Delphi Financial Group, Inc.                                  464   19,952
Great American Financial Resources, Inc.                      145    2,587
National Western Life Insurance Co. Class A (b)               100   12,000
Presidential Life Corp.                                       781   19,447
StanCorp Financial Group, Inc.                              1,023   59,845
UICI (b)                                                    1,646   33,743
Universal American Financial Corp. (b)                        800    6,128
                                                                   -------
                                                                   211,277
                                                                   -------
==========================================================================
INSURANCE BROKERS (0.3%)
Brown & Brown, Inc.                                         1,502   49,866
Clark/Bardes, Inc. (b)                                        200    4,720
Crawford & Co. Class B                                      1,220   17,202
Hilb, Rogal & Hamilton Co.                                  1,000   36,780
                                                                   -------
                                                                   108,568
                                                                   -------
==========================================================================
INTERNET (0.7%)
Akamai Technologies, Inc. (b)                               3,600    8,244
Alloy Online, Inc. (b)                                        433    5,477
Art Technology Group, Inc. (b)                              2,816    4,646
AsiaInfo Holdings, Inc. (b)                                   703    7,157
Centra Software, Inc. (b)                                   1,239    3,841
Commerce One, Inc. (b)                                     11,300   12,543
Entrust, Inc. (b)                                           1,200    5,028
ftd.com, Inc. (b)                                           1,183    7,157
Genuity, Inc. (b)                                           4,412    3,088
Inktomi Corp. (b)                                           4,243    9,844
Interland, Inc. (b)                                         3,875    9,765
Internap Network Services Corp. (b)                         1,500      870
Internet Capital Group, Inc. (b)                            9,218    4,240
Kana Software, Inc. (b)                                       836    8,602
MatrixOne, Inc. (b)                                           909    6,272
McAfee.com Corp. (b)                                          620    8,277
Multex.com, Inc. (b)                                          417    1,851
Net.B@nk, Inc. (b)                                          1,124   18,040
Net2Phone, Inc. (b)                                           438    2,230
Netegrity, Inc. (b)                                           574    4,391
NextCard, Inc. (b)                                          1,070       25
Overture Services, Inc. (b)                                   670   22,908
Priceline.com, Inc. (b)                                     3,500   17,672
Register.com, Inc. (b)                                        791    6,660
S1 Corp. (b)                                                2,078   18,640
Selectica, Inc. (b)                                           600    2,297
StarMedia Network, Inc. (b)                                   149        8
Stellent, Inc. (b)                                          1,138    5,997
SupportSoft, Inc. (b)                                       1,300    4,394
The TriZetto Group, Inc. (b)                                1,000   11,800
Vitria Technology, Inc. (b)                                 1,800    4,050
WatchGuard Technolgies, Inc. (b)                              997    6,411
Websense, Inc. (b)                                            674   18,003
Zixit Corp. (b)                                               561    2,783
                                                                   -------
                                                                   253,211
                                                                   -------


                                                       2002 SEMIANNUAL REPORT 43

April 30, 2002 (Unaudited)
============================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (continued)
============================================================

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT     VALUE
============================================================
LEISURE PRODUCTS (0.3%)
Action Performance Co., Inc. (b)               500  $ 23,526
Alliance Gaming Corp. (b)                    1,200    17,856
Bally Total Fitness Holding Corp. (b)          898    19,621
Boyds Collection Ltd. (b)                    1,090     8,687
JAKKS Pacific, Inc. (b)                        681    13,123
Speedway Motorsports, Inc. (b)                 300     8,955
Topps Co., Inc. (b)                          1,727    17,667
Vail Resorts, Inc. (b)                         108     2,057
WMS Industries, Inc. (b)                       399     6,428
                                                    --------
                                                     117,920
                                                    --------
============================================================
MACHINERY (1.7%)
Advanced Energy Industries, Inc. (b)           682    23,734
AGCO Corp.                                   2,364    53,710
Albany International Corp. Class A             727    18,306
Applied Industrial Technologies, Inc.          324     6,448
Astec Industries, Inc. (b)                     879    16,393
Baldor Electric Co.                            823    19,505
Briggs & Stratton Corp.                        800    33,720
Brooks Automation, Inc. (b)                    700    24,955
Cubic Corp.                                    300    21,600
Flow International Corp. (b)                   900     9,540
Flowserve Corp. (b)                          1,568    54,096
Franklin Electric Co., Inc.                    200    10,120
Gardner Denver, Inc. (b)                       300     8,370
Gorman-Rupp                                    400    10,720
IDEX Corp.                                   1,045    37,578
Intermagnetics General Corp. (b)               600    15,078
Lennox International, Inc.                   1,500    22,500
Mestek, Inc. (b)                               260     5,902
Milacron, Inc.                                 997    13,210
NACCO Industries, Inc.                         200    14,720
Nordson Corp.                                  963    29,834
Photon Dynamics, Inc. (b)                      575    27,853
Sauer-Danfoss, Inc.                            893    10,698
Stewart & Stevenson Services, Inc.           1,100    20,779
SureBeam Corp. Class A (b)                     914     5,283
Tennant Co.                                    379    16,676
Terex Corp. (b)                              1,300    32,565
Thomas Industries, Inc.                        600    17,400
UNOVA, Inc. (b)                              1,201     9,728
Wabtec Corp.                                   402     6,147
                                                    --------
                                                     597,168
                                                    --------
============================================================
MANUFACTURED HOUSING (0.7%)
Apogee Enterprises, Inc.                       800    11,000
Beazer Homes USA, Inc. (b)                     412    36,470
Centex Construction Products, Inc.             100     4,388
Fleetwood Enterprises, Inc.                    941    10,040
Highwood Properties, Inc.                    1,861    52,331
KB HOME                                      1,477    73,629
Monaco Coach Corp. (b)                         837    24,039


                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT     VALUE
============================================================
Palm Harbor Homes, Inc. (b)                    297  $  6,965
Skyline Corp.                                  118     4,248
Winnebago Industries, Inc.                     419    19,567
                                                    --------
                                                     242,677
                                                    --------
============================================================
MANUFACTURING (1.0%)
American Superconductor Corp. (b)              200     1,544
AptarGroup, Inc.                             1,124    41,757
Armor Holdings, Inc. (b)                       700    17,745
Champion Enterprises, Inc. (b)               1,314    10,906
Checkpoint Systems, Inc. (b)                 1,008    17,388
Cognex Corp. (b)                             1,144    28,200
CSS Industries, Inc. (b)                       501    17,285
CUNO, Inc. (b)                                 647    22,800
Gerber Scientific, Inc.                        319     1,436
Identix, Inc. (b)                              800     6,040
Lincoln Electric Holdings, Inc.              1,168    33,171
Mine Safety Appliances Co.                     200     8,960
Myers Industries, Inc.                         264     4,778
OshKosh B'Gosh, Inc. Class A                   250    10,463
Owens-Illinois, Inc. (b)                     5,274    84,488
Powell Industries, Inc. (b)                    369     8,672
Quixote Corp.                                  300     5,835
Sturm, Ruger & Co., Inc.                       737    10,244
Woodward Governor Co.                          400    27,532
                                                    --------
                                                     359,244
                                                    --------
============================================================
MANUFACTURING / DIVERSIFIED (1.6%)
A.O. Smith Corp.                                86     2,675
Acuity Brands, Inc.                          1,542    28,604
Barnes Group, Inc.                             302     7,767
Carlisle Companies, Inc.                     1,084    43,891
CLARCOR, Inc.                                  793    25,614
ESCO Technologies, Inc. (b)                    494    19,884
Federal Signal Corp.                         1,548    35,604
Garan, Inc.                                    200    12,900
Griffon Corp. (b)                            1,200    23,040
Harman International Industries, Inc.        1,189    70,211
Imation Corp. (b)                            1,210    36,409
Lancaster Colony Corp.                       1,134    43,659
Matthews International Corp. Class A         1,037    28,310
Penn Engineering & Manufacturing Corp.         800    15,600
Pittston Brink's Group                       1,860    51,187
Roper Industries, Inc.                       1,086    49,945
SPS Technologies, Inc. (b)                     437    17,095
Standex International Corp.                    154     3,992
Tredegar Industries, Inc.                      306     7,023
U.S. Industries, Inc. (b)                    1,589     5,720
USG Corp.                                    1,800    12,690
Vans, Inc. (b)                                 900    10,962
                                                    --------
                                                     552,782
                                                    --------


                                                       2002 SEMIANNUAL REPORT 44

COMMON STOCKS (continued)
===============================================================

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT     VALUE
===============================================================
MEDICAL EQUIPMENT & SUPPLIES (1.9%)
Advanced Neuromodulation Systems, Inc. (b)        400  $ 12,388
Allscripts Healthcare Solution, Inc. (b)        1,618     9,789
Arrow International, Inc.                         400    18,980
ATS Medical, Inc. (b)                           2,584     4,935
BriteSmile, Inc. (b)                              850     4,420
CardioDyamics International Corp. (b)             300       930
Conceptus, Inc. (b)                               600    10,854
CONMED Corp. (b)                                1,055    28,485
Cyberonics, Inc. (b)                              830    11,247
Durect Corp. (b)                                  200     1,682
Edwards Lifesciences Corp. (b)                  2,096    52,651
Fisher Scientific International, Inc. (b)       1,991    56,703
ICU Medical, Inc. (b)                             450    17,105
IDX Systems Corp. (b)                             800    13,816
IMPATH, Inc. (b)                                  626    14,817
INAMED Corp. (b)                                  467    17,200
Intuitive Surgical, Inc. (b)                    1,038    10,536
Landauer, Inc.                                    122     5,002
Med-Design Corp. (b)                              574     8,036
Mentor Corp.                                      762    30,518
Ocular Sciences, Inc. (b)                         601    18,000
OraSure Technologies, Inc. (b)                  1,041     7,620
Possis Medical, Inc. (b)                          812    12,724
PSS World Medical, Inc. (b)                     2,423    23,988
Respironics, Inc. (b)                           1,067    34,987
Serologicals Corp. (b)                          1,028    21,084
STERIS Corp. (b)                                2,357    52,208
Surmodics, Inc. (b)                               504    20,498
Sybron Dental Specialties, Inc. (b)             1,300    25,610
Techne Corp. (b)                                1,471    39,261
The Cooper Co., Inc.                              500    26,500
Vasomedical, Inc. (b)                             800     2,104
VISX, Inc. (b)                                  1,679    27,485
Vital Signs, Inc.                                 230     8,855
Zoll Medical Corp. (b)                            311    11,824
                                                       --------
                                                        662,842
                                                       --------
===============================================================
MEDICAL LABORATORIES (0.0%)
Specialty Laboratories, Inc. (b)                  276     2,456
                                                       --------
===============================================================
METAL PROCESSORS (0.6%)
A.M. Castle & Co.                                 700     8,050
Commercial Metals Co.                             373    16,714
Kaydon Corp.                                      948    27,009
Ladish Co., Inc. (b)                              900     9,314
Mueller Industries, Inc. (b)                    1,061    36,169
NN, Inc.                                          935    10,472
Quanex Corp.                                      670    24,120
Rohn Industries, Inc. (b)                       3,400     4,281
Tremont Corp.                                     200     5,896
Valmont Industries, Inc.                          800    16,552
Worthington Industries, Inc.                    2,440    36,112
                                                       --------
                                                        194,689
                                                       --------


                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT     VALUE
===============================================================
METALS (0.2%)
Brush Engineered Materials, Inc.                  296  $  3,818
Century Aluminum Co.                              666    10,097
Cleveland-Cliffs, Inc.                            232     6,264
Kaiser Aluminum Corp. (b)                       2,300       184
RTI International Metals, Inc. (b)                300     3,945
Southern Peru Copper Corp.                        158     2,283
Stepan Co.                                        400    11,100
Stillwater Mining Co. (b)                       1,308    22,955
USEC, Inc.                                      3,000    20,520
                                                       --------
                                                         81,166
                                                       --------
===============================================================
NATURAL GAS (0.3%)
Airgas, Inc. (b)                                2,100    34,630
EEX Corp. (b)                                   3,038     6,015
Southern Union Co. (b)                          1,200    21,000
St. Mary Land & Exploration Co.                 1,218    29,463
Syntroleum Corp. (b)                            1,378     7,620
The Laclede Group, Inc.                           600    14,670
                                                       --------
                                                        113,398
                                                       --------
===============================================================
OFFICE EQUIPMENT & SUPPLIES (0.4%)
CompX International, Inc.                         791    11,034
Global Imaging Systems, Inc. (b)                  300     5,724
IKON Office Solutions, Inc.                     5,148    66,924
Interface, Inc.                                   765     6,158
John H. Harland Co.                             1,166    35,097
Micro General Corp. (b)                           200     3,286
School Specialty, Inc. (b)                        682    19,348
Standard Register Co.                             234     7,488
                                                       --------
                                                        155,059
                                                       --------
===============================================================
OIL & GAS (2.0%)
3TEC Energy Corp. (b)                             179     3,199
Atwood Oceanics, Inc. (b)                         410    18,840
Berry Petroleum Co.                               300     5,100
Cabot Oil & Gas Corp.                             998    25,080
Cal Dive International, Inc. (b)                1,175    30,433
Chesapeake Energy Corp. (b)                     4,991    42,672
Clayton Williams Energy, Inc. (b)                 651     8,626
Comstock Resources, Inc. (b)                      119     1,101
Emex Corp. (b)                                  1,658     4,162
Energy Partners Ltd. (b)                          300     2,577
Evergreen Resources, Inc. (b)                     600    26,850
Grey Wolf, Inc. (b)                             5,941    27,032
Horizon Offshore, Inc. (b)                        791     7,831
KCS Energy, Inc. (b)                            1,206     4,438
Key Production Co., Inc. (b)                      710    15,194
Magnum Hunter Resources, Inc. (b)               2,200    16,258
Newpark Resources, Inc. (b)                     2,384    19,954
Nuevo Energy Co. (b)                              145     2,277
Oceaneering International, Inc. (b)               950    25,175
OSCA, Inc. (b)                                    409    11,427


                                                       2002 SEMIANNUAL REPORT 45

April 30, 2002 (Unaudited)
====================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (continued)
====================================================================

                                             SHARES OR
                                          PRINCIPAL AMOUNT   VALUE
====================================================================
OIL & GAS (continued)
Parker Drilling Co. (b)                              3,037  $ 12,998
Patina Oil & Gas Corp.                                 642    23,240
Penn Virginia Corp.                                    400    15,320
Petroquest Energy, Inc. (b)                          1,414     9,601
Plains Resources, Inc. (b)                             800    21,920
Prima Energy Corp. (b)                                 431    10,732
Pure Resources, Inc. (b)                               197     4,649
PYR Energy Corp. (b)                                 2,600     3,666
Quaker Chemical Corp.                                  500    11,500
Quicksilver Resources, Inc. (b)                        590    14,396
Quiksilver Resources, Inc. (b)                         784    19,130
Range Resources Corp. (b)                              563     3,254
Remington Oil & Gas Corp. (b)                          880    17,908
RPC, Inc.                                              201     3,154
Spinnaker Exploration Co. (b)                          724    31,023
Stone Energy Corp. (b)                                 741    31,418
Swift Energy Co. (b)                                   834    15,821
Tesoro Petroleum Corp. (b)                           1,600    18,080
The Houston Exploration Co. (b)                        200     6,198
Tom Brown, Inc. (b)                                  1,273    36,917
Unit Corp. (b)                                       1,200    23,424
Valero Energy Corp.                                    100     4,316
Vintage Petroleum, Inc.                              1,800    24,840
Westport Resources Corp. (b)                         1,100    22,792
                                                            --------
                                                             684,523
                                                            --------
====================================================================
OIL EQUIPMENT & SERVICES (0.8%)
CARBO Ceramics, Inc.                                   300    11,304
Dril-Quip, Inc. (b)                                    113     2,791
Frontier Oil Corp.                                     962    20,202
Hydril Co. (b)                                         200     5,104
Key Energy Services, Inc. (b)                        3,575    43,436
Lone Star Technologies, Inc. (b)                       834    22,226
Pennzoil-Quaker State Co.                            2,899    62,648
SEACOR SMIT, Inc. (b)                                  611    29,389
SJW Corp.                                              100     8,450
Superior Energy Services, Inc. (b)                   1,584    17,677
TETRA Technologies, Inc. (b)                           239     6,845
TRC Cos., Inc. (b)                                     100     2,280
Veritas DGC, Inc. (b)                                1,067    19,313
W-H Energy Services, Inc. (b)                          643    16,557
WD-40 Co.                                              734    20,068
                                                            --------
                                                             288,290
                                                            --------
====================================================================
OIL FIELD MACHINERY & EQUIPMENT (0.0%)
Universal Compression Holdings, Inc. (b)               600    14,730
                                                            --------
====================================================================
PAPER & FOREST PRODUCTS (0.8%)
AEP Industries, Inc. (b)                               200     6,220
Buckeye Technologies, Inc. (b)                         290     3,187
Caraustar Industries, Inc.                           1,531    17,300


                                             SHARES OR
                                          PRINCIPAL AMOUNT   VALUE
====================================================================
Chesapeake Corp.                                       670  $ 18,392
Deltic Timber Corp.                                    156     5,226
Glatfelter                                             165     2,892
Longview Fibre Co.                                   1,831    18,402
Louisiana-Pacific Corp.                              3,705    43,349
Penton Media, Inc.                                     400     2,640
Pope & Talbot, Inc.                                    200     2,860
Potlatch Corp.                                         988    34,106
Rayonier, Inc.                                         963    56,498
Rock-Tenn Co.                                          700    10,696
Schweitzer-Mauduit International, Inc.                 275     7,769
Universal Forest Products, Inc.                        600    15,000
Wausau-Mosinee Paper Corp.                           1,524    19,827
                                                            --------
                                                             264,364
                                                            --------
====================================================================
PHARMACEUTICALS (1.6%)
Alexion Pharmaceuticals, Inc. (b)                      729    13,472
Array BioPharma, Inc. (b)                              300     2,931
AVANIR Pharmaceuticals (b)                             500     1,375
AVI BioPharma, Inc. (b)                                712     5,126
BioMarin Pharmaceutical, Inc. (b)                    1,500     9,045
Biopure Corp. (b)                                      853     7,634
Cell Genesys, Inc. (b)                               1,400    19,894
Cell Pathways, Inc. (b)                                459     1,579
CIMA Labs, Inc. (b)                                    328     6,550
Corixa Corp. (b)                                     1,629     8,943
Corvas International, Inc. (b)                       1,432     4,496
Cubist Pharmaceuticals, Inc. (b)                       990    13,840
Dendreon Corp. (b)                                   1,282     5,551
Emisphere Technologies, Inc. (b)                       724    11,092
First Horizon Pharmaceutical Corp. (b)                 200     5,208
Geron Corp. (b)                                      1,037     8,213
ILEX Oncology, Inc. (b)                              1,078    17,668
Immune Response Corp. (b)                            4,217     2,277
ImmunoGen, Inc. (b)                                  1,429    11,775
Impax Laboratories, Inc. (b)                           100       690
Indevus Pharmaceuticals, Inc. (b)                    1,712    11,693
Inkine Pharmaceutical Co., Inc. (b)                  3,300     4,917
Inspire Pharmaceuticals, Inc. (b)                    1,559     4,864
Isis Pharmaceuticals, Inc. (b)                       1,370    17,344
K-V Pharmaceutical Co. (b)                             800    25,280
Kos Pharmaceuticals, Inc. (b)                          268     6,968
La Jolla Pharmaceutical Co. (b)                        500     3,635
Large Scale Biology Corp. (b)                          900     2,393
MacroChem Corp. (b)                                    901     2,008
Medical Co. (b)                                        473     4,635
Miravant Medical Technologies (b)                      195       179
NeoPharm, Inc. (b)                                     600     8,994
Neurocrine Biosciences, Inc. (b)                       947    31,148
Noven Pharmaceuticals, Inc. (b)                        800    16,072
Onyx Pharmaceuticals, Inc. (b)                         900     7,155
Pain Therapeutics, Inc. (b)                          1,000    10,050


                                                       2002 SEMIANNUAL REPORT 46

COMMON STOCKS (continued)
============================================================

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT     VALUE
============================================================
PHARMACEUTICALS (continued)
Paradigm Genetics, Inc. (b)                  3,400  $  6,154
Parexel International Corp. (b)              1,078    16,784
Penwest Pharmaceuticals Co. (b)                300     5,994
Peregrine Pharmaceuticals, Inc. (b)          3,073     5,224
Perrigo Co. (b)                              2,710    33,822
Pharmaceutical Resources, Inc. (b)             500    12,500
Pharmacopeia, Inc. (b)                         916    10,626
Pharmacyclics, Inc. (b)                        989     6,082
POZEN, Inc. (b)                              1,300     6,383
PRAECIS Pharmaceuticals, Inc. (b)            2,533     9,068
Regeneron Pharmaceuticals, Inc. (b)          1,017    21,001
SangStat Medical Corp. (b)                     965    22,485
SuperGen, Inc. (b)                             786     4,268
Telik, Inc. (b)                                968    10,067
Theragenics Corp. (b)                        1,186    10,650
Titan Pharmaceuticals, Inc. (b)                436     2,725
Transkaryotic Therapies, Inc. (b)            1,074    42,811
Triangle Pharmaceuticals, Inc. (b)           1,000     4,900
United Therapeutics Corp. (b)                  831     9,964
VaxGen, Inc. (b)                               453     4,131
Viropharma, Inc. (b)                           830     2,905
                                                    --------
                                                     563,238
                                                    --------
============================================================
PHOTOGRAPHIC (0.0%)
Concord Camera Corp. (b)                     1,424    10,965
                                                    --------

============================================================
PIPELINES (0.1%)                                       6,734
TransMontaigne, Inc. (b)                     1,254    26,992
Western Gas Resources, Inc.                    700    33,726
                                                    --------
                                                     563,238
                                                    --------
============================================================
POLLUTION CONTROL (0.3%)
Calgon Carbon Corp.                            548     4,932
Casella Waste Systems, Inc. Class A (b)        973    12,017
Lydall, Inc. (b)                               200     2,902
Stericycle, Inc. (b)                           600    40,517
Waste Connections, Inc. (b)                    953    33,641
                                                    --------
                                                      94,009
                                                    --------
============================================================
PRINTING & PUBLISHING (0.7%)
Banta Corp.                                    917    34,479
Bowne & Co., Inc.                            1,158    18,412
Information Holdings, Inc. (b)                 700    21,840
John Wiley & Sons, Inc.                      1,604    42,667
Journal Register Co. (b)                       959    20,762
Mail-Well, Inc. (b)                            691     4,326
Playboy Enterprises, Inc. (b)                  234     3,072
Presstek, Inc. (b)                             536     4,020
ProQuest Co. (b)                               450    18,315
Pulitzer, Inc.                                 272    14,144
Scholastic Corp. (b)                         1,017    51,593
                                                    --------
                                                     233,630
                                                    --------


                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT     VALUE
============================================================
RADIO (0.2%)
Beasley Broadcast Group, Inc. (b)              630  $ 10,395
Morgan Group Holding Co. (b)                   162       164
Saga Communications, Inc. (b)                  100     2,798
Sirius Satellite Radio, Inc. (b)             4,305    19,329
Spanish Broadcasting System, Inc. (b)        1,564    25,102
                                                    --------
                                                      57,788
                                                    --------
============================================================
RAILROADS (0.1%)
Florida East Coast Industries, Inc.            819    22,850
                                                    --------
============================================================
REAL ESTATE (0.4%)
American Realty Investors, Inc. (b)            600     5,502
Avatar Holdings, Inc. (b)                      400    10,800
Forest City Enterprises, Inc. Class A          950    36,527
Getty Realty Corp.                             700    13,195
Insignia Financial Group, Inc. (b)             320     3,498
Jones Lang LaSalle, Inc. (b)                 1,100    24,596
LNR Property Corp.                             746    27,304
Trammell Crow Co. (b)                          398     5,540
                                                    --------
                                                     126,962
                                                    --------
============================================================
REAL ESTATE INVESTMENT TRUSTS (5.8%)
Acadia Realty Trust                          1,699    11,774
Alexandria Real Estate Equities, Inc.          500    22,850
Amli Residential Properties Trust              200     5,080
Annaly Mortgage Management, Inc.             2,837    51,633
Anthracite Capital, Inc.                     1,200    13,776
Bedford Property Investors, Inc.               550    14,597
Brandywine Realty Trust                        904    21,597
BRE Properties, Inc. Class A                 1,619    52,861
Burnham Pacific Properties, Inc.               234       360
Camden Property Trust                        1,312    52,219
Capital Automotive REIT                        864    20,909
Capstead Mortgage Corp.                        600    13,500
CBL & Associates Properties, Inc.              841    30,781
CenterPoint Properties Trust                   769    42,064
Chateau Communities, Inc.                    1,000    30,600
Chelsea Property Group, Inc.                   605    36,572
Colonial Properties Trust                      535    19,463
Commercial Net Lease Realty                  1,500    22,785
Cornerstone Realty Income Trust, Inc.        1,607    17,918
Corporate Office Properties Trust              900    12,141
Corrections Corporation of America (b)         832    14,352
Cousins Properties, Inc.                     1,285    34,695
Developers Diversified Realty Corp.          1,962    43,360
EastGroup Properties, Inc.                     300     7,485
Entertainment Properties Trust                 340     7,871
Equity Inns, Inc.                              600     4,824
Essex Property Trust, Inc.                     529    27,508
Federal Realty Investment Trust              1,213    32,690
FelCor Lodging Trust, Inc.                   1,100    23,650


                                                       2002 SEMIANNUAL REPORT 47

April 30, 2002 (Unaudited)
=================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (continued)
=================================================================

                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT      VALUE
=================================================================
REAL ESTATE INVESTMENT TRUSTS (continued)
First Industrial Realty Trust, Inc.             1,407  $   47,374
Gables Residential Trust                          909      28,179
Glenborough Realty Trust, Inc.                    952      21,372
Glimcher Realty Trust                           1,195      23,243
Great Lakes REIT                                  198       3,208
Health Care REIT, Inc.                          1,100      31,020
Healthcare Realty Trust, Inc.                   1,414      42,844
Home Properties of New York, Inc.                 711      25,610
HRPT Properties Trust                           4,623      40,128
Innkeepers USA Trust                              271       3,108
Investors Real Estate Trust                     1,400      14,042
IRT Property Co.                                  600       7,248
JDN Realty Corp.                                1,000      12,670
JP Realty, Inc.                                   600      15,834
Keystone Property Trust                            96       1,449
Kilroy Realty Corp.                               822      23,139
Koger Equity                                    1,200      21,984
Kramont Realty Trust                              300       4,260
La Quinta Corp. (b)                             4,627      36,923
LaSalle Hotel Properties                          804      12,864
Lexington Corporate Properties Trust              400       6,340
Manufactured Home Communities, Inc.               538      18,088
MeriStar Hospitality Corp.                      1,379      24,201
Mid-America Apartment Communities, Inc.           312       8,343
Mills Corp.                                       622      17,117
National Golf Properties, Inc.                    832       6,265
National Health Investors, Inc.                   337       5,291
Nationwide Health Properties, Inc.              1,735      32,271
Pan Pacific Retail Properties, Inc.               800      25,352
Parkway Properties, Inc.                          100       3,651
Pennsylvania Real Estate Investment Trust         200       5,140
Pinnacle Holdings, Inc. (b)                     2,119         106
Post Properties, Inc.                           1,314      44,663
Prentiss Properties Trust                       1,329      40,867
Prime Group Realty Trust                           91         760
PS Business Parks, Inc.                           235       8,448
Realty Income Corp.                             1,179      39,791
Reckson Associates Realty Corp.                 1,300      31,720
Redwood Trust, Inc.                               405      11,684
Regency Centers Corp.                             806      23,696
RFS Hotel Investors, Inc.                       1,071      16,258
Saul Centers, Inc.                                145       3,429
Senior Housing Properties Trust                 1,400      20,146
Shurgard Storage Centers, Inc. Class A          1,131      39,868
SL Green Realty Corp.                           1,000      35,100
Sovran Self Storage, Inc.                         600      18,480
Summit Properties, Inc.                         1,046      24,476
Sun Communities, Inc.                             585      23,751
Tanger Factory Outlet Centers, Inc.               387      10,139
Taubman Centers, Inc.                           1,099      16,430
The Macerich Co.                                1,100      32,285
Thornburg Mortgage, Inc.                        1,400      29,596


                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT      VALUE
=================================================================
REAL ESTATE INVESTMENT TRUSTS (continued)
Town & Country Trust                              251       5,648
U.S. Restaurant Properties, Inc.                1,200      16,776
United Dominion Realty Trust, Inc.              3,655      61,040
Universal Health Realty Income Trust              373       9,120
Ventas, Inc.                                    2,048      27,648
Washington Real Estate Investment Trust         1,400      39,340
Weingarten Realty Investors                     1,461      52,012
Winston Hotels, Inc.                            1,145      10,923
                                                       ----------
                                                        1,952,673
                                                       ----------
=================================================================
RECREATIONAL VEHICLES & BOATS (0.3%)
Arctic Cat, Inc.                                  876      17,029
Coachmen Industries, Inc.                         200       3,700
Polaris Industries, Inc.                          827      62,273
Thor Industries, Inc.                             330      19,553
                                                       ----------
                                                          102,555
                                                       ----------
=================================================================
RESEARCH & DEVELOPMENT (0.5%)
aaiPharma, Inc. (b)                               500      13,965
Acacia Research Corp. (b)                         420       4,427
Albany Molecular Research, Inc. (b)               737      17,872
Antigenics, Inc. (b)                              788       9,267
Biosite, Inc. (b)                                 600      18,750
EntreMed, Inc. (b)                                638       4,976
Forrester Research, Inc. (b)                      681      12,428
Gene Logic, Inc. (b)                              948      14,722
Kendle International, Inc. (b)                    200       3,398
MGI PHARMA, Inc. (b)                              981       7,142
Neurogen Corp. (b)                                543       6,407
Orchid BioSciences, Inc. (b)                      641       1,481
Organogenesis, Inc. (b)                           502         241
Regeneration Technologies, Inc. (b)               135         911
Trimeris, Inc. (b)                                708      33,949
Versicor, Inc. (b)                                694       8,696
                                                       ----------
                                                          158,632
                                                       ----------
=================================================================
RESIDENTIAL BUILDING CONSTRUCTION (0.6%)
Ameron International Corp.                        100       7,385
Butler Manufacturing Co.                          300       8,346
Dycom Industries, Inc. (b)                      1,598      24,178
Elcor Corp.                                       643      17,348
Insituform Technologies, Inc. (b)                 894      22,216
M/I Schottenstein Homes, Inc.                     300      18,960
Nortek, Inc. (b)                                  500      22,120
Standard Pacific Corp.                            883      29,642
Toll Brothers, Inc. (b)                         1,662      49,445
                                                       ----------
                                                          199,640
                                                       ----------
=================================================================
RESTAURANTS (1.4%)
AFC Enterprises, Inc. (b)                         200       6,726
Applebee's International, Inc.                  1,191      46,497


                                                       2002 SEMIANNUAL REPORT 48

COMMON  STOCKS  (CONTINUED)
===================================================================

                                            SHARES OR
                                         PRINCIPAL AMOUNT   VALUE
===================================================================
RESTAURANTS (continued)
Bob Evans Farms, Inc.                               1,534  $ 46,634
BUCA, Inc. (b)                                        638    10,846
California Pizza Kitchen, Inc. (b)                    500    11,700
Cheesecake Factory, Inc. (b)                        1,346    56,033
IHOP Corp. (b)                                        600    21,810
Jack in the Box, Inc. (b)                           1,302    41,573
Landry's Restaurants, Inc.                            651    18,033
Lone Star Steakhouse & Saloon, Inc.                   922    17,979
Luby's, Inc. (b)                                      416     2,912
O'Charley's, Inc. (b)                                 708    17,884
P.F. Chang's China Bistro, Inc. (b)                   300    21,735
Panera Bread Co. (b)                                  400    26,828
Papa John's International, Inc. (b)                   500    15,550
Ruby Tuesday, Inc.                                  2,291    57,549
Ryan Family Steak Houses, Inc. (b)                  1,035    27,117
Sonic Corp. (b)                                     1,130    33,106
The Steak n Shake Co. (b)                             400     5,592
                                                           --------
                                                            486,104
                                                           --------

===================================================================
RETAIL (4.5%)
1-800-FLOWERS.COM (b)                                 600     8,274
7-Eleven, Inc. (b)                                    421     3,848
99 CENTS Only Stores (b)                            1,273    39,565
Alexander's, Inc. (b)                                 200    13,410
AnnTaylor Stores Corp. (b)                            900    39,123
Building Materials Holding Corp. (b)                  100     1,501
Casey's General Stores, Inc.                        1,847    24,048
Cash America International, Inc.                      300     2,991
Cato Corp.                                            694    17,766
CBRL Group, Inc.                                    2,017    61,216
CEC Entertainment, Inc. (b)                           977    45,137
Charlotte Russe Holding, Inc. (b)                     700    19,698
Chico's FAS, Inc. (b)                               1,172    42,286
Christopher & Banks Corp. (b)                         748    27,803
Circuit City Stores - CarMax Group (b)              1,229    36,256
Claire's Stores, Inc.                               1,453    31,356
Copart, Inc. (b)                                    2,230    34,320
Cost Plus, Inc. (b)                                   700    20,615
CSK Auto Corp. (b)                                    600     9,150
dELIA'S Corp. (b)                                     300     1,977
Dillards, Inc. Class A                              2,220    54,368
Dress Barn, Inc. (b)                                  374    11,220
Duane Reade, Inc. (b)                                 200     6,350
Electronics Boutique Holdings Corp. (b)               267     7,593
Factory 2-U Stores, Inc. (b)                          362     5,014
Fossil, Inc. (b)                                      588    16,317
Fred's, Inc.                                          759    29,544
Friedman's, Inc. Class A                            1,100    14,607
Genesco, Inc. (b)                                     800    22,280
Group 1 Automotive, Inc. (b)                          595    26,085
Guitar Center, Inc. (b)                               917    18,102
Gymboree Corp. (b)                                  1,242    22,654

                                                SHARES OR
                                             PRINCIPAL AMOUNT    VALUE
=========================================================================
RETAIL (continued)
Hancock Fabrics, Inc.                                     300  $    5,457
Haverty Furniture Cos., Inc.                              800      15,120
Hollywood Entertainment Corp. (b)                       1,500      30,960
Insight Enterprises, Inc. (b)                           1,385      36,149
InterTan, Inc. (b)                                        515       6,257
J. Jill Group, Inc. (b) (b)                               492      15,518
Lands' End, Inc. (b)                                      417      20,971
Linens 'n Things, Inc. (b)                              1,228      42,612
Men's Wearhouse, Inc. (b)                               1,119      27,550
Michaels Stores, Inc. (b)                               2,376      96,108
Movado Group, Inc.                                        100       2,280
Movie Gallery, Inc. (b)                                   435       8,730
MSC Industrial Direct Co., Inc. Class A (b)             1,385      29,431
National Service Industries, Inc.                         236       2,402
O'Reilly Automotive, Inc. (b)                           1,263      40,909
OfficeMax, Inc. (b)                                     4,683      29,409
PETsMART, Inc. (b)                                      3,553      53,366
Pier 1 Imports, Inc.                                    3,365      80,591
RARE Hospitality International, Inc. (b)                  700      19,600
Regis Corp.                                             1,254      37,695
Rent-Way, Inc. (b)                                        225       2,149
ShopKo Stores, Inc. (b)                                 1,300      27,079
Smart & Final, Inc. (b)                                   215       1,967
Sonic Automotive, Inc. (b)                                775      29,799
Spiegel, Inc. Class A                                   2,490       3,511
Stein Mart, Inc. (b)                                      453       5,345
The Children's Place Retail Store, Inc. (b)               300      10,386
Too, Inc. (b)                                           1,086      32,743
Trans World Entertainment Corp. (b)                       505       4,091
Triarc Cos., Inc. (b)                                     395      11,060
Tuesday Morning Corp. (b)                                  82       2,185
Tweeter Home Entertainment Group, Inc. (b)                500       8,255
Ultimate Electronics, Inc. (b)                            438      12,658
Urban Outfitters, Inc. (b)                                300       9,072
WESCO International, Inc. (b)                           1,700      12,155
Zale Corp. (b)                                          1,151      45,718
                                                               ----------
                                                                1,533,762
                                                               ----------

=========================================================================
RETAIL / FOOD & DRUG (0.4%)
Arden Group, Inc. Class A (b)                             268      17,206
Herbalife International, Inc. Class A                   1,254      23,889
Ingles Markets, Inc. Class A                              141       1,699
Longs Drug Stores Corp.                                 1,100      33,264
Nash-Finch Co.                                            323       9,690
Pathmark Stores, Inc. (b)                               1,058      23,593
Ruddick Corp.                                           1,123      19,181
Spartan Stores, Inc. (b)                                  235       1,875
United Natural Foods, Inc. (b)                            584      13,987
Wild Oats Markets, Inc. (b)                               953      10,464
                                                               ----------
                                                                  154,848
                                                               ----------


                                                       2002 SEMIANNUAL REPORT 49

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2002  (Unaudited)

===================================================================


NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

===================================================================
COMMON  STOCKS  (CONTINUED)
===================================================================

                                             SHARES OR
                                          PRINCIPAL AMOUNT   VALUE
===================================================================
SEMICONDUCTORS (2.9%)
Actel Corp. (b)                                        831  $20,193
Alliance Semiconductor Corp. (b)                     1,231   13,122
Alpha Industries, Inc. (b)                           1,567   19,196
Artisan Components, Inc. (b)                           300    4,422
AstroPower, Inc. (b)                                   400   14,888
Asyst Technologies, Inc. (b)                         1,200   19,680
ATMI, Inc. (b)                                         991   30,226
AXT, Inc. (b)                                          374    4,338
Caliper Technologies Corp. (b)                       1,000   10,530
ChipPac, Inc. (b)                                    1,349   12,343
COHU, Inc.                                             951   26,638
Credence Systems Corp. (b)                           2,062   41,735
Cymer, Inc. (b)                                      1,105   52,232
DuPont Photomasks, Inc. (b)                            100    3,898
Elantec Semiconductor, Inc. (b)                        836   34,560
Electroglas, Inc. (b)                                  759   12,759
EMCORE Corp. (b)                                       700    6,195
Entegris, Inc. (b)                                   1,400   22,050
ESS Technology, Inc. (b)                             1,100   17,567
Exar Corp. (b)                                       1,327   26,460
FEI Co. (b)                                            500   13,215
FSI International, Inc. (b)                            830    9,902
GlobespanVirata, Inc. (b)                            3,717   21,930
Helix Technology Corp.                               1,000   27,060
hi/fn, Inc. (b)                                        145    1,537
Integrated Circuit Systems, Inc. (b)                 1,000   19,900
Ixia (b)                                             1,071    9,211
IXYS Corp. (b)                                         402    3,393
JNI Corp. (b)                                          860    5,418
Kopin Corp. (b)                                      2,200   17,468
LTX Corp. (b)                                        1,753   37,181
Mattson Technology, Inc. (b)                           500    4,290
MEMC Electronic Materials, Inc. (b)                  2,400   19,440
Microsemi Corp. (b)                                    909   12,044
Microtune, Inc. (b)                                    991   11,050
Microvision, Inc. (b)                                  344    3,801
MIPS Technologies, Inc. (b)                          1,511    9,217
MKS Instruments, Inc. (b)                              720   24,401
Nanometrics, Inc. (b)                                  322    6,095
New Focus, Inc. (b)                                  2,732    8,059
Oak Technology, Inc. (b)                             1,600   22,768
On Semiconductor Corp. (b)                           2,400    8,736
Oplink Communications, Inc. (b)                      3,781    4,840
Optical Communication Products, Inc. (b)               617    1,407
Pericom Semiconductor Corp. (b)                        450    6,422
Photronics Corp. (b)                                   941   31,006
Pixelworks, Inc. (b)                                   550    5,484
Power Integrations, Inc. (b)                           865   18,295
PRI Automation, Inc. (b)                               826   15,355
Rudolph Technologies, Inc. (b)                         300    9,150
Semitool, Inc. (b)                                     272    3,846
Silicon Image, Inc. (b)                              2,300   22,195

                                          SHARES OR
                                       PRINCIPAL AMOUNT    VALUE
===================================================================
SEMICONDUCTORS (continued)
Silicon Laboratories, Inc. (b)                      300  $    8,868
Silicon Storage Technology, Inc. (b)              2,742      27,201
SIPEX Corp. (b)                                     600       5,874
SONICblue, Inc. (b)                               3,575       6,971
Stratos Lightwave, Inc. (b)                       1,789       4,938
Supertex, Inc. (b)                                  152       2,911
Teradyne, Inc. (b)                                   89       2,933
Therma-Wave, Inc. (b)                               808      11,425
Three-Five Systems, Inc. (b)                        400       5,600
Transwitch Corp. (b)                              4,191       6,999
Trikon Technologies, Inc. (b)                       200       2,808
TriQuint Semiconductor, Inc. (b)                  4,709      47,749
Ultratech Stepper, Inc. (b)                         900      15,363
Veeco Instruments, Inc. (b)                       1,008      29,867
Virage Logic Corp. (b)                              100       1,800
Xicor, Inc. (b)                                   1,166      11,660
                                                         ----------
                                                          1,000,115
                                                         ----------

===================================================================
SERVICES (1.8%)
APAC Customer Services, Inc. (b)                    344       1,245
Arbitron, Inc. (b)                                1,081      37,154
Boron, LePore & Associates, Inc. (b)                617       7,342
Central Parking Corp.                               400      10,528
Chemed Corp.                                        178       6,835
Coinstar, Inc. (b)                                  738      23,786
CPI Corp.                                           535      10,165
Digital Think, Inc. (b)                             300         306
Encompass Service Corp. (b)                       1,948       3,467
FTI Consulting, Inc. (b)                            505      18,089
GTECH Holdings Corp. (b)                            923      55,297
J.D. Edwards & Co. (b)                            3,768      41,825
Kroll, Inc. (b)                                     700      12,978
Labor Ready, Inc. (b)                             2,194      19,746
Liberty Livewire Corp. (b)                          938       3,714
Manhattan Associates, Inc. (b)                      500      15,790
MasTec, Inc. (b)                                    400       3,112
NaPro BioTherapeutics, Inc. (b)                   1,200       8,340
National Healthcare Corp. (b)                       300       5,325
NDCHealth Corp.                                   1,198      38,540
Novadigm, Inc. (b)                                  197       1,330
Perot Systems Corp. Class A (b)                   2,184      38,875
Rent-A-Center, Inc. (b)                             300      18,090
Rollins, Inc.                                       448       9,050
Ryder System, Inc.                                1,861      52,778
Secure Computing Corp. (b)                        1,084      13,626
Shuffle Master, Inc. (b)                            400       9,160
SignalSoft Corp. (b)                              3,200       3,744
Sotheby's Holdings, Inc. (b)                        888      13,089
Stewart Enterprises, Inc. Class A (b)             3,264      19,617
Syncor International Corp. (b)                      700      21,882
Tetra Tech, Inc. (b)                              1,643      23,429
The Corporate Executive Board Co. (b)             1,274      48,412


                                                      2002 SEMIANNUAL  REPORT 50

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT   VALUE
===============================================================================
SERVICES (continued)
Trico Marine Services, Inc. (b)                                   417  $  3,411
URS Corp. (b)                                                     621    19,127
Wackenhut Corp. Class A (b)                                       505    16,660
                                                                       --------
                                                                        635,864
                                                                       --------

===============================================================================
STEEL (0.3%)
Bethlehem Steel Corp. (b)                                       4,772     1,909
Carpenter Technology Corp.                                        724    19,186
Gibraltar Steel Corp.                                             489    11,188
Maverick Tube Corp. (b)                                         1,139    20,673
NS Group, Inc. (b)                                                146     1,456
Oregon Steel Mills, Inc. (b)                                    1,129     8,332
Reliance Steel & Aluminum Co.                                     800    25,800
Ryerson Tull, Inc.                                                199     2,338
Steel Dynamics, Inc. (b)                                        1,225    21,376
                                                                       --------
                                                                        112,258
                                                                       --------

===============================================================================
TECHNOLOGY (2.1%)
Alliant Techsystems, Inc. (b)                                     746    80,343
AMETEK, Inc.                                                    1,206    46,708
Andrew Corp. (b)                                                2,957    49,057
Benchmark Electronics, Inc. (b)                                   741    22,526
Black Box Corp. (b)                                               747    34,952
CommScope, Inc. (b)                                             1,812    28,775
CTS Corp.                                                       1,080    18,522
Datastream Systems, Inc. (b)                                      308     2,461
Dionex Corp. (b)                                                  752    18,522
Eden Bioscience Corp. (b)                                       2,400     6,960
IGEN International, Inc. (b)                                      551    22,789
Input/Output, Inc. (b)                                          1,181    10,688
Intergraph Corp. (b)                                            1,704    28,968
Kronos, Inc. (b)                                                  722    29,329
Kulicke & Soffa Industries, Inc. (b)                            1,668    30,258
Macromedia, Inc. (b)                                            2,129    47,668
Mechanical Technology, Inc. (b)                                   465     1,335
Medis Technologies, Inc. (b)                                      360     2,401
Micros Systems, Inc. (b)                                          433    12,124
Numerical Technologies, Inc. (b)                                  500     6,520
Orbital Sciences Corp. (b)                                      1,522    10,152
ParkerVision, Inc. (b)                                            139     3,150
Plantronics, Inc. (b)                                           1,149    24,198
Plexus Corp. (b)                                                1,545    38,610
Progress Software Corp. (b)                                     1,274    21,467
Puma Technology, Inc. (b)                                         526       526
Seitel, Inc. (b)                                                1,447    11,648
Sri/Surgical Express Inc. (b)                                     300     4,218
Symmetricom, Inc. (b)                                             968     6,195
Varian Semiconductor Equipment Associates, Inc. (b)             1,144    53,448
Varian, Inc. (b)                                                1,124    37,924
Wilson Greatbatch Technologies, Inc. (b)                          100     2,625
                                                                       --------
                                                                        715,067
                                                                       --------

                                                     SHARES OR
                                                  PRINCIPAL AMOUNT   VALUE
===========================================================================
TELECOMMUNICATIONS (1.1%)
Adelphia Business Solutions, Inc. (b)                          504  $    10
ADTRAN, Inc. (b)                                               700   17,402
Aehter Systems, Inc. (b)                                     1,500    4,995
AirGate PCS, Inc. (b)                                          593    8,480
Alamosa Holdings, Inc. (b)                                   2,059   10,521
Alaska Communications Systems Holdings, Inc. (b)               951    6,086
Align Technology, Inc. (b)                                   1,100    4,235
Anaren Microwave, Inc. (b)                                     563    7,111
Arris Group, Inc. (b)                                        1,800   15,624
Aspect Communications Corp. (b)                                600    2,874
AT&T Latin America Corp. (b)                                 3,621    4,707
Avici Systems, Inc. (b)                                      1,500    2,865
Aware, Inc. (b)                                                200    1,000
Boston Communications Group, Inc. (b)                        1,079   10,574
Carrier Access Corp. (b)                                     1,208    3,660
Celeritek, Inc. (b)                                            646    6,654
Centillium Communications, Inc. (b)                            604    7,018
Commonwealth Telephone Enterprises, Inc. (b)                   456   17,260
Computer Network Technology Corp. (b)                        1,000    9,540
Conestoga Enterprises, Inc.                                    100    3,182
Copper Mountain Networks, Inc. (b)                           2,422    1,817
CoSine Communications, Inc. (b)                              4,827    3,331
CT Communications, Inc.                                        300    4,332
Digital Lightwave, Inc. (b)                                    171      710
Ditech Communications Corp. (b)                              1,140    3,476
Dobson Communications Corp. (b)                                700    1,371
General Cable Corp.                                          1,200   13,776
General Communication, Inc. (b)                                900    8,982
Hickory Tech Corp.                                             548    9,195
IDT Corp. (b)                                                1,478   29,561
InterVoice-Brite, Inc. (b)                                     787    3,463
ITC DeltaCom, Inc. (b)                                       2,239      383
Lantronix, Inc. (b)                                            436    1,046
Leap Wireless International, Inc. (b)                          763    5,661
Lightbridge, Inc. (b)                                        1,164   13,747
Lynch Interactive Corp. (b)                                    162    7,938
Metro One Telecommunications, Inc. (b)                         608   10,822
Neon Communications, Inc. (b)                                  125       41
Next Level Communication, Inc. (b)                           3,000    2,940
NMS Communications Corp. (b)                                 1,800    5,958
North Pittsburgh Systems, Inc.                               1,063   17,678
Ntelos, Inc. (b)                                               200      560
Price Communications Corp. (b)                               1,693   28,459
Rural Cellular Corp. (b)                                        88      326
SBA Communications Corp. (b)                                 2,756    7,962
SpectraSite Holdings, Inc. (b)                               2,176      870
Tollgrade Communications, Inc. (b)                             400    8,044
Touch America Holdings, Inc. (b)                             4,006   13,580
UbiquiTel, Inc. (b)                                          4,000    7,360
UnitedGlobalCom, Inc. (b)                                    2,965   16,011
Universal Access Global Holdings, Inc. (b)                     400      344
US Unwired, Inc. (b)                                           620    3,949


                                                       2002 SEMIANNUAL REPORT 51

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2002  (Unaudited)
=========================================================================


NATIONWIDE  SMALL  CAP  INDEX  FUND  (Continued)

=========================================================================
COMMON  STOCKS  (CONTINUED)
=========================================================================

                                                  SHARES OR
                                               PRINCIPAL AMOUNT   VALUE
=========================================================================
TELECOMMUNICATIONS (continued)
XM Satellite Radio Holdings, Inc. Class A (b)               200  $  2,302
XO Communications, Inc. (b)                               5,400       324
                                                                 --------
                                                                  380,117
                                                                 --------

=========================================================================
TIRE & RUBBER (0.2%)
Bandag, Inc.                                                287    11,072
Cooper Tire & Rubber Co.                                  2,215    54,932
                                                                 --------
                                                                   66,004
                                                                 --------

=========================================================================
TOBACCO (0.2%)
DIMON, Inc.                                               1,845    14,207
Star Scientific, Inc. (b)                                 2,736     5,746
Universal Corp.                                           1,095    46,548
Vector Group Ltd.                                           600    12,690
                                                                 --------
                                                                   79,191
                                                                 --------

=========================================================================
TRANSPORTATION SERVICES (1.5%)
Airborne, Inc.                                            1,642    34,055
Alexander & Baldwin, Inc.                                 1,752    47,602
AMERCO, Inc. (b)                                            100     1,752
Arkansas Best Corp. (b)                                     699    16,881
Atlas Air Worldwide Holdings, Inc. (b)                      700     8,729
EGL, Inc. (b)                                             1,529    26,222
Forward Air Corp. (b)                                       500    13,585
Gulfmark Offshore, Inc. (b)                                 400    17,776
Heartland Express, Inc. (b)                               1,043    20,432
Interpool, Inc.                                             174     3,689
J.B. Hunt Transport Services, Inc. (b)                      567    14,850
Kansas City Southern Industries, Inc. (b)                 2,124    33,984
Kirby Corp. (b)                                             644    18,064
Knight Transportation, Inc. (b)                             363     7,336
Landstar System, Inc. (b)                                   286    27,999
Navigant International, Inc. (b)                            589    10,125
Offshore Logistics, Inc. (b)                                900    18,180
Overseas Shipholding Group, Inc.                            971    22,178
Pegasus Solutions, Inc. (b)                                 966    18,711
RailAmerica, Inc. (b)                                       798     7,334
Roadway Corp.                                               645    19,673
Swift Transportation Co., Inc. (b)                        2,108    41,001
USFreightways Corp.                                         911    30,473
Werner Enterprises, Inc.                                  1,340    23,785
Yellow Corp. (b)                                            858    23,140
                                                                 --------
                                                                  507,556
                                                                 --------

=========================================================================
UTILITIES (1.4%)
Beacon Power Corp. (b)                                    1,435       560
Central Vermont Public Service Corp.                        647    11,646
CH Energy Group, Inc.                                       663    34,072
Covanta Energy Corp. (b)                                  4,465       313
DQE, Inc.                                                 2,198    42,905
Empire District Electric Co.                                373     8,016

                                                             SHARES OR
                                                         PRINCIPAL AMOUNT      VALUE
=======================================================================================
UTILITIES (continued)
FuelCell Energy, Inc. (b)                                            1,200  $    20,520
Hawaiian Electric Industries, Inc.                                   1,233       58,246
Headwaters, Inc. (b)                                                   604       10,751
Littlelfuse, Inc. (b)                                                  618       16,630
Newpower Holdings, Inc. (b)                                          1,654           91
NorthWestern Corp.                                                   1,100       22,627
Otter Tail Co.                                                         900       30,600
PNM Resources, Inc.                                                  1,353       39,237
RGS Energy Group, Inc.                                               1,276       50,632
Sierra Pacific Resources                                             3,611       25,602
UCAR International, Inc. (b)                                         1,900       24,700
UIL Holdings Corp.                                                     473       26,677
UniSource Energy Corp.                                               1,161       23,429
WPS Resources Corp.                                                  1,137       47,356
                                                                            -----------
                                                                                494,610
                                                                            -----------

=======================================================================================
WAREHOUSING (0.1%)
Mobile Mini, Inc. (b)                                                  627       20,672
                                                                            -----------

=======================================================================================
WATER (0.3%)
American States Water Co.                                              191        7,430
Cadiz, Inc. (b)                                                        600        6,600
California Water Service Group                                         300        7,470
Connecticut Water Service, Inc.                                        411       12,014
Ionics, Inc. (b)                                                       670       20,100
Middlesex Water Co.                                                    412       10,197
Philadelphia Suburban Corp.                                          2,057       49,573
                                                                            -----------
                                                                                113,384
                                                                            -----------

=======================================================================================
WIRELESS EQUIPMENT (0.3%)
InterDigital Communications Corp. (b)                                1,906       21,633
Metawave Communications Corp. (b)                                    1,470          573
Powerwave Technologies, Inc. (b)                                     2,123       25,350
Remec, Inc. (b)                                                      1,610       12,880
SpectraLink Corp. (b)                                                  453        4,770
Spectrian Corp. (b)                                                    619        6,772
Universal Electronics, Inc. (b)                                        756       12,587
ViaSat, Inc. (b)                                                       769        8,174
Wireless Facilities, Inc. (b)                                        1,187        5,365
                                                                            -----------
                                                                                 98,104
                                                                            -----------
TOTAL COMMON STOCKS                                                          29,588,583
                                                                            -----------

=======================================================================================
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (1.0%)
=======================================================================================

U.S. TREASURY BILL (1.0%)
1.84%, 06/20/02 (c)                                      $         350,000      349,204
                                                                            -----------
TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS                          349,204
                                                                            -----------


                                                       2002 SEMIANNUAL REPORT 52

==========================================================================
WARRANTS  (0.0%)
==========================================================================

                                                     SHARES OR
                                                  PRINCIPAL AMOUNT  VALUE
==========================================================================
OIL & GAS (0.0%)
Magnum Hunter Resource, Inc., expiring 03/21/05                200  $  186
                                                                    ------
TOTAL WARRANTS                                                         186
                                                                    ------

REPURCHASE  AGREEMENT  (13.0%)

                                                                  SHARES OR
                                                               PRINCIPAL AMOUNT      VALUE
==============================================================================================
Fifth Third Bank, 1.69%, dated 04/30/02,
Due 05/01/02, repurchase price $4,504,769
(Fully collateralized by FNCM)                                 $       4,504,558  $ 4,504,558
                                                                                  ------------
TOTAL REPURCHASE AGREEMENT                                                          4,504,558
                                                                                  ------------
TOTAL INVESTMENTS (COST $32,351,390) (A) - 99.7%                                   34,442,531
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                          103,771
                                                                                  ------------
NET ASSETS - 100.0%                                                               $34,546,302
                                                                                  ============
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:
    Unrealized appreciation                                                       $ 4,431,758
    Unrealized depreciation                                                        (2,340,617)
                                                                                  ------------
    Net unrealized appreciation                                                   $ 2,091,141
                                                                                  ============
Aggregate cost for federal income tax purposes is substantially the same.
(b) Denotes a non-income producing security.
(c) Pledged as collateral for futures.
FNCM  Federal National Collateralized Mortgage
REIT  Real Estate Investment Trust

At April 30, 2002, the Fund's open long futures contracts were as follows:

                                                      Unrealized
                                     Market Value    Appreciation
Number of  Long                       Covered by    (Depreciation)
Contracts  Contracts     Expiration    Contracts      at 04/30/02
---------  ------------  ----------  -------------  ---------------
   18      Russell 2000    06/20/02  $   4,600,800  $        34,819

SEE  NOTES  TO  FINANCIAL  STATEMENTS.


                                                       2002 SEMIANNUAL REPORT 53

NATIONWIDE  INTERNATIONAL                      Class A Shares symbol: NIXAX
INDEX  FUND                                    Class B Shares symbol:  NIXBX
                                               Institutional lass symbol:  NIXIX


HOW  DID  THE  FUND  PERFORM?
For the six-month period ended April 30, 2002, the Fund underperformed its benchmark, returning 4.20%* versus 5.66% for the Morgan Stanley Capital International Europe Australasia Far East Index. For the trailing 12 months, the Fund returned -15.04%*, underperforming the Index, which returned -13.62%. For broader comparison purposes, the S&P 500 Index returned 2.31% for the six-month period.

WHAT  ECONOMIC/MARKET  FACTORS  INFLUENCED  THE  PORTFOLIO'S  PERFORMANCE?
The fourth quarter of 2001 saw tremendous rebounds from the record-setting lows of the third quarter, with November 2001 contributing a significant gain. This was mainly due to the world's commitment to moving forward and reviving the slumped economy. However, in the first quarter of 2002 the markets were on edge due to mixed earnings announcements. Despite the mixed market sentiment, demand appears to be increasing and economic activity is strengthening.

WHAT  SECTORS/HOLDINGS  ENHANCED  OR  DETRACTED  FROM  PERFORMANCE?
While most countries posted positive returns in the fourth quarter of 2001, a majority of them retreated in the first quarter of 2002. In fact, 11 Europe, Australasia, and Far East countries posted negative returns. Sector performance was split, with five sectors outperforming and five sectors underperforming.

In the first quarter of 2002, the technology sector saw a reversal from the previous quarter, posting the worst return (down 12.70%) despite a mild gain in March. It is believed that this negative return is due to overcapacity, which was built up during the technology boom. Energy, on the other hand, posted the greatest gain in the first quarter of 2002 (up 10.56%). This jump was a response to a rise in the oil price and a desire by investors to access companies with reliable cash flows.

HOW  IS  THE  FUND  POSITIONED?
It appears that an economic recovery is well on its way. Nevertheless, many current issues and factors will significantly affect the direction in which the economy could turn. With that in mind, the portfolio is expected to continue to meets its objectives of replicating the risk and returns of the benchmark index.

PORTFOLIO  MANAGER:  FUND  ASSET  MANAGEMENT,  L.P.  -  SUBADVISER
* PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.

PORTFOLIO  MARKET  VALUE  $79,431,534
APRIL  30,  2002

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended April 30, 2002)
YEARS                                  1     INCEPTION1
-------------------------------------------------------
Class A   w/o SC(2)                 -15.04%     -15.44%
          w/SC(3)                   -19.91%     -17.56%
-------------------------------------------------------
Class B   w/o SC(2)                 -15.77%     -16.13%
          w/SC(4)                   -19.96%     -17.21%
-------------------------------------------------------
Institutional Class(5)              -14.66%     -15.11%
-------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1  Commenced  operations  on  December  29,  1999.

2  These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).

3  A  5.75%  front-end  sales  charge  was  deducted.

4 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

5  Not  subject  to  any  sales  charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[GRAPHIC  OMITTED]

Date                   Class A              MSCI EAFE               CPI
29-Dec-99                 9425               10000                 10000
31-Oct-00                 8197                8629                 10339
31-Oct-01                 6112                6499                 10559
30-Apr-02                 6369                6868                 10675

Comparative performance of $10,000 invested in Class A shares of the Nationwide International Index Fund, the Morgan Stanley Capital International - Europe, Australasia, and Far East Index (MSCI EAFE)(a), and the Consumer Price Index
(CPI)(b) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.

(a) The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                       2002 SEMIANNUAL REPORT 54

STATEMENT  OF  INVESTMENTS
April  30,  2002  (Unaudited)
================================================================================


NATIONWIDE  INTERNATIONAL  INDEX  FUND

=========================================================================
COMMON  STOCKS  (90.8%)
=========================================================================

                                                SHARES OR
                                             PRINCIPAL AMOUNT    VALUE
=========================================================================
AUSTRALIA (3.5%)
BANKS (1.4%)
Australia & New Zealand Banking Group Ltd.             18,112  $  184,602
Commonwealth Bank of Australia                         13,835     244,055
Macquarie Bank Ltd.                                     3,494      61,167
National Australia Bank Ltd.                           17,625     328,895
Suncorp-Metway Ltd.                                     3,654      24,665
Westpac Banking Corp. Ltd.                             22,827     199,072
                                                               ----------
                                                                1,042,456
                                                               ----------

BEVERAGES (0.0%)
Southcorp Ltd.                                          9,759      30,448
                                                               ----------

BREWERY (0.1%)
Foster's Group Ltd.                                    31,254      79,385
                                                               ----------

BUILDING & CONSTRUCTION (0.1%)
Boral Ltd.                                                157         312
CSR Ltd.                                               14,279      46,774
James Hardie Industries NV                                985       3,311
                                                               ----------
                                                                   50,397
                                                               ----------

COMMERCIAL SERVICES (0.1%)
Brambles Industries Ltd.                               14,046      75,880
Mayne Nickless Ltd.                                    16,200      32,014
                                                               ----------
                                                                  107,894
                                                               ----------

COMPUTER SOFTWARE / SERVICES (0.0%)
Computershare Ltd.                                        130         182
                                                               ----------

DIVERSIFIED (0.1%)
Orica Ltd.                                              9,722      42,810
Wesfarmers Ltd.                                         3,122      47,714
                                                               ----------
                                                                   90,524
                                                               ----------

ENERGY (0.1%)
Australian Gas and Light Co. Ltd.                       7,250      37,531
Origin Energy Ltd.                                        151         261
Santos Ltd.                                             4,482      14,128
Woodside Petroleum Ltd.                                 6,994      50,816
                                                               ----------
                                                                  102,736
                                                               ----------

ENTERTAINMENT (0.0%)
TABCORP Holdings Ltd.                                   4,767      30,847

FOOD PRODUCTS (0.2%)
Coles Myer Ltd.                                        14,252      58,318
Woolworths Ltd.                                        13,885      97,901
                                                               ----------
                                                                  156,219
                                                               ----------

HEALTHCARE (0.0%)
Cochlear Ltd.                                             113       2,337
                                                               ----------

INDUSTRIAL (0.0%)
OneSteel Ltd.                                              81          59
                                                               ----------

                                                     SHARES OR
                                                  PRINCIPAL AMOUNT    VALUE
==============================================================================
AUSTRALIA (continued)

INSURANCE (0.2%)
AMP Ltd.                                                    12,970  $  128,084
Insurance Australia Group Ltd.                              10,980      19,694
QBE Insurance Group Ltd.                                     9,726      38,179
                                                                    ----------
                                                                       185,957
                                                                    ----------

INVESTMENT COMPANY (0.0%)
Macquarie Infrastructure Group                              18,829      33,468
METALS & MINING (0.3%)
M.I.M. Holdings Ltd.                                           692         465
Newcrest Mining Ltd.                                         6,685      22,975
Rio Tinto Ltd.                                               4,502      87,274
WMC Ltd.                                                    17,220      85,166
                                                                    ----------
                                                                       195,880
                                                                    ----------

MINERALS (0.4%)
BHP Billiton Ltd.                                           44,307     256,962
                                                                    ----------

MULTI-MEDIA (0.1%)
The News Corp. Ltd.                                         14,893      97,250
                                                                    ----------

PAPER PRODUCTS (0.1%)
Amcor Ltd.                                                  10,189      40,544
Paperlinx Ltd.                                                  43         121
                                                                    ----------
                                                                        40,665
                                                                    ----------

PHARMACEUTICALS (0.0%)
CSL Ltd.                                                     1,393      29,218
                                                                    ----------

PRINTING & PUBLISHING (0.0%)
John Fairfax Holdings Ltd.                                  15,561      29,748
                                                                    ----------

PROPERTY TRUST (0.1%)
General Property Trust                                      28,394      41,931
Westfield Trust                                             34,878      62,744
                                                                    ----------
                                                                       104,675
                                                                    ----------

REAL ESTATE (0.1%)
Lend Lease Corp. Ltd.                                        6,977      43,574
Westfield Holdings Ltd.                                      5,375      46,557
                                                                    ----------
                                                                        90,131
                                                                    ----------

TELECOMMUNICATIONS (0.1%)
Telstra Corp. Ltd.                                          30,056      82,153
                                                                    ----------
                                                                     2,839,591
                                                                    ----------
==============================================================================
AUSTRIA (0.1%)

AIRPORTS (0.0%)
Flughafen Wien AG                                                4         129
                                                                    ----------
BANKS (0.0%)
Ersete Bank Der Oesterreichischen Sparkassen AG                245      18,324
                                                                    ----------


                                                       2002 SEMIANNUAL REPORT 55

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2002  (Unaudited)
================================================================================


NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

=========================================================================
COMMON  STOCKS  (CONTINUED)
=========================================================================

                                                  SHARES OR
                                               PRINCIPAL AMOUNT   VALUE
=========================================================================
AUSTRIA (continued)
BUILDING & CONSTRUCTION (0.0%)
Wienerberger AG                                              14  $    227
                                                                 --------

ENERGY (0.1%)
OMV AG                                                      293    27,590
                                                                 --------

INDUSTRIAL (0.0%)
VA Technologie AG                                             9       275
                                                                 --------

MANUFACTURING (0.0%)
RHI AG                                                        6        39
                                                                 --------

PAPER PRODUCTS (0.0%)
Mayr-Melnhof Karton AG                                        7       466
                                                                 --------

STEEL (0.0%)
Boehler-Uddeholm AG                                           7       330
                                                                 --------

TELECOMMUNICATIONS (0.0%)
Telekom Austria AG (b)                                    2,998    24,989
                                                                 --------

UTILITIES (0.0%)
Oesterrichische Elektrizktaetswirtschafts AG                  5       429
                                                                 --------

WATER TREATMENTS (0.0%)
BWT AG                                                        7       178
                                                                 --------
                                                                   72,976
                                                                 --------

=========================================================================
BELGIUM (0.9%)
BANKS (0.6%)
Dexia                                                     8,883   146,482
Fortis                                                   12,314   282,729
KBC Bankverzekeringsholding                               1,240    44,762
                                                                 --------
                                                                  473,973
                                                                 --------

BREWERY (0.0%)
Interbrew                                                 1,149    34,198
                                                                 --------

CHEMICALS (0.0%)
Solvay SA                                                   545    36,292
                                                                 --------

DIVERSIFIED (0.0%)
Groupe Bruxelles Lambert SA                                 558    30,973
                                                                 --------

PHARMACEUTICALS (0.1%)
UCB SA                                                    1,484    54,158
                                                                 --------

PHOTOGRAPHIC PRODUCTS (0.0%)
AGFA Gevaert NV                                              23       368
                                                                 --------

RETAIL (0.1%)
Delhaize Le Lion SA                                         978    46,664
                                                                 --------

UTILITIES (0.1%)
Electrabel SA                                               358    79,358
                                                                 --------
                                                                  755,984
                                                                 --------

                                            SHARES OR
                                         PRINCIPAL AMOUNT   VALUE
===================================================================
DENMARK (0.7%)
BANKS (0.2%)
Danske Bank AS                                      7,382  $133,313
                                                           --------

BREWERY (0.0%)
Carlsberg AG                                          208     9,088
                                                           --------

COMMERCIAL SERVICES (0.1%)
Falck AS                                              341    40,007
ISS International Service System AS (b)               405    20,248
                                                           --------
                                                             60,255
                                                           --------

COMPUTER SOFTWARE / SERVICES (0.0%)
Software AG                                           498     5,946
                                                           --------

ELECTRONICS (0.1%)
Vestas Wind Systems AS                              1,622    53,079
                                                           --------

FOOD PRODUCTS (0.1%)
Danisco AS                                          1,189    40,927
                                                           --------

HEALTHCARE (0.0%)
Coloplast AS                                          176    12,586
                                                           --------

PHARMACEUTICALS (0.1%)
H. Lunbeck AS                                         799    18,012
Novo Nordisk AS Class B                             3,440   100,898
                                                           --------
                                                            118,910
                                                           --------

TELECOMMUNICATIONS (0.1%)
GN Store Nord AS (GN Great Nordic)                  4,553    20,307
TDC AS                                              1,899    54,779
                                                           --------
                                                             75,086
                                                           --------

TRANSPORTATION (0.0%)
A/S Dampskibsselskabet Svendborg                        1     9,102
D/S 1912 Class B                                        1     6,933
                                                           --------
                                                             16,035
                                                           --------
                                                            525,225
                                                           --------

===================================================================
FINLAND (1.6%)
BREWERY (0.0%)
Hartwall Oyj                                          895    25,622
                                                           --------

COMPUTER SOFTWARE / SERVICES (0.0%)
TietoEnator Oyj                                     1,170    29,309
                                                           --------

FINANCIAL SERVICES (0.0%)
Sampo Insurance Co. Oyj                             4,698    36,238
                                                           --------

INDUSTRIAL (0.0%)
Metso Oyj                                             300     3,649
                                                           --------

INSURANCE (0.0%)
Pohjola Group PLC Class D                             200     3,640
                                                           --------


                                                       2002 SEMIANNUAL REPORT 56

========================================================================
COMMON  STOCKS  (CONTINUED)
========================================================================

                                               SHARES OR
                                            PRINCIPAL AMOUNT    VALUE
========================================================================
FINLAND (continued)
MACHINERY & EQUIPMENT (0.0%)
Kone Corp. Class B                                       383  $   36,272
                                                              ----------

OIL & GAS (0.0%)
Fortum Oyj                                             6,572      36,006
                                                              ----------

PAPER PRODUCTS (0.4%)
Stora Enso Oyj                                         8,940     113,668
UPM-Kymmene Oyg                                        3,476     121,530
                                                              ----------
                                                                 235,198
                                                              ----------

TELECOMMUNICATIONS (1.2%)
Nokia Oyj                                             54,586     883,407
Sonera Oyj                                             7,900      35,309
                                                              ----------
                                                                 918,716
                                                              ----------
                                                               1,324,650
                                                              ----------

========================================================================
FRANCE (8.4%)
ADVERTISING (0.1%)
Publicis Groupe SA                                     1,336      40,811
                                                              ----------

AEROSPACE / DEFENSE (0.2%)
Altran Technologies SA                                   876      45,783
European Aeronautic Defence and Space Co.              2,271      34,011
Thales SA                                              1,495      57,119
                                                              ----------
                                                                 136,913
                                                              ----------

AIRLINES (0.0%)
Air France                                               332       5,995
                                                              ----------

AUTOMOTIVE (0.3%)
PSA Peugeot Citroen                                    2,231     110,972
Renault SA                                             1,979      91,750
Valeo SA                                                 701      30,004
                                                              ----------
                                                                 232,726
                                                              ----------

BANKS (0.8%)
Banque Nationale de Paris                              9,306     486,367
Societe BIC SA                                           107       4,185
Societe Generale                                       3,359     230,036
                                                              ----------
                                                                 720,588
                                                              ----------

BUILDING & CONSTRUCTION (0.6%)
Castorama Dubois Investissement SA                       558      31,074
Compagnie de Saint-Gobain                                951     162,820
Compagnie Francaise d'Etudes et de
Construction Technip SA                                  266      37,536
Lafarge SA                                             1,773     168,233
Vinci SA                                               1,035      66,217
                                                              ----------
                                                                 465,880
                                                              ----------

CHEMICALS (0.2%)
L'Air Liquide SA                                       1,030     159,453
                                                              ----------

                                                    SHARES OR
                                                 PRINCIPAL AMOUNT    VALUE
=============================================================================
FRANCE (continued)
COMPUTER SOFTWARE / SERVICES (0.2%)
Atos Origin SA (b)                                            159  $   11,605
Business Objects SA (b)                                       989      32,885
Cap Gemini SA                                               1,340      78,184
Dassault Systems SA                                           204       9,162
                                                                   ----------
                                                                      131,836
                                                                   ----------

CONSUMER SERVICES (0.0%)
Club Mediterranee SA                                           16         647
                                                                   ----------

COSMETICS / PERSONAL CARE (0.4%)
L'oreal SA                                                  3,729     292,170
                                                                   ----------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.2%)
Alstom                                                      3,252      42,168
Schneider Electric SA                                       2,226     107,413
Thomson Multimedia (b)                                      1,524      41,679
                                                                   ----------
                                                                      191,260
                                                                   ----------

ENERGY (1.3%)
TotalFinaElf SA                                             7,255   1,099,603
                                                                   ----------

ENTERTAINMENT (0.4%)
Vivendi Universal SA                                        9,654     307,865
                                                                   ----------
FINANCIAL SERVICES (0.1%)
Pernod Ricard SA                                              700      64,654
                                                                   ----------
FOOD PRODUCTS (0.6%)
Carrefour SA                                                5,429     237,021
Casino Guichard Perrachon SA                                  639      51,419
Groupe Danone                                               1,617     214,191
                                                                   ----------
                                                                      502,631
                                                                   ----------
HEALTHCARE (0.4%)
Essilor International SA                                    1,553      63,197
Sanofi-Synthelabo SA                                        4,013     256,925
                                                                   ----------
                                                                      320,122
                                                                   ----------
HOTELS & LODGING (0.1%)
Accor SA                                                    2,709     109,507
                                                                   ----------
INSURANCE (0.4%)
AXA                                                        15,445     327,757
                                                                   ----------
MANUFACTURING (0.1%)
Compagnie Generale des Etablissements Michelin              2,001      77,533
                                                                   ----------
METALS & MINING (0.1%)
Pechiney SA                                                 1,002      48,486
                                                                   ----------
PHARMACEUTICALS (0.7%)
Aventis SA                                                  7,658     544,114
                                                                   ----------


                                                       2002 SEMIANNUAL REPORT 57

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2002  (Unaudited)
================================================================================


NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

==================================================================
COMMON  STOCKS  (CONTINUED)
==================================================================

                                         SHARES OR
                                      PRINCIPAL AMOUNT    VALUE
==================================================================
FRANCE (continued)
PRINTING & PUBLISHING (0.1%)
Lagardere S.C.A.                                 1,571  $   70,102
                                                        ----------

REAL ESTATE (0.0%)
Unibail SA                                         193      11,348
                                                        ----------

RESTAURANTS (0.1%)
Sodexho Alliance SA                              1,354      52,464
                                                        ----------

RETAIL (0.1%)
Pinault-Printemps-Redoute SA                       930     105,591
                                                        ----------

TELECOMMUNICATIONS (0.5%)
Alcatel SA                                      11,790     147,461
Bouygues SA                                      1,408      42,503
France Telecom SA                                3,518      85,465
LVMH Moet Louis Vuitton Hennessy SA              2,247     117,538
Sagem SA                                             5         286
                                                        ----------
                                                           393,253
                                                        ----------

TELEVISION (0.1%)
Societe Television Francaise 1                   1,763      50,201
                                                        ----------

UTILITIES (0.3%)
Suez SA                                          8,893     264,846
                                                        ----------
                                                         6,728,356
                                                        ----------

==================================================================
GERMANY (6.2%)
AIRLINES (0.1%)
Lufthansa AG                                     3,046      46,935
                                                        ----------

APPAREL (0.1%)
Adidas AG                                          682      46,460
                                                        ----------

AUTOMOTIVE (0.8%)
DaimlerChrysler AG                               9,606     444,051
Deutsche Post AG                                 5,184      70,070
Porsche AG                                         118      52,314
Volkswagen AG                                    3,310     162,554
                                                        ----------
                                                           728,989
                                                        ----------

BANKS (0.6%)
Bayerische Vereins AG                            4,720     165,874
Deutsche Bank AG                                 5,485     363,672
                                                        ----------
                                                           529,546
                                                        ----------

CHEMICALS (0.7%)
BASF AG                                          6,776     289,417
Bayer AG                                         7,617     250,867
                                                        ----------
                                                           540,284
                                                        ----------

COMPUTER SOFTWARE / SERVICES (0.4%)
Sap AG                                           2,410     312,066
                                                        ----------

                                                   SHARES OR
                                                PRINCIPAL AMOUNT    VALUE
============================================================================
GERMANY (continued)
ELECTRONICS & ELECTRICAL EQUIPMENT (0.0%)
Epcos AG                                                     774  $   31,385
                                                                  ----------

FINANCIAL SERVICES (0.1%)
MLP AG                                                       834      49,750
                                                                  ----------

HEALTHCARE (0.1%)
Fresenius Medical Care AG                                    770      45,933
                                                                  ----------

HOTELS & LODGING (0.1%)
Preussag AG                                                2,039      55,671
                                                                  ----------

INDUSTRIAL (0.8%)
Linde AG                                                   1,275      62,385
MAN AG                                                     1,586      37,529
Siemens AG                                                 9,989     604,874
                                                                  ----------
                                                                     704,788
                                                                  ----------

INSURANCE (0.7%)
Allianz AG                                                 1,633     384,061
Muenchener Rueckversicherungs-Gesellschaft AG              1,005     249,042
                                                                  ----------
                                                                     633,103
                                                                  ----------

METALS & MINING (0.1%)
Thyssen Krupp AG                                           5,048      76,192
                                                                  ----------

PERSONAL CARE (0.0%)
Beiersdorf AG                                                226      27,391
                                                                  ----------

PHARMACEUTICALS (0.3%)
Altana AG                                                  1,007      56,350
Merck KGaA                                                   100       2,956
Schering AG                                                2,464     150,093
                                                                  ----------
                                                                     209,399
                                                                  ----------

RETAIL (0.1%)
Karstadt AG                                                  885      26,715
Metro AG                                                   1,953      62,475
                                                                  ----------
                                                                      89,190
                                                                  ----------

SEMICONDUCTORS (0.1%)
Infineon Technologies AG                                   3,696      67,076
                                                                  ----------

TELECOMMUNICATIONS (0.4%)
Deutsche Telecom AG                                       21,813     290,511
                                                                  ----------

UTILITIES (0.7%)
E.On AG                                                    6,986     361,653
RWE AG                                                     4,465     168,983
                                                                     530,636
                                                                  ----------
                                                                   5,015,305
                                                                  ----------


                                                       2002 SEMIANNUAL REPORT 58

=======================================================================
COMMON  STOCKS  (CONTINUED)
=======================================================================

                                                SHARES OR
                                             PRINCIPAL AMOUNT   VALUE
=======================================================================
GREECE (0.3%)
BANKS (0.2%)
Alpha Bank A.E.                                         3,033  $ 41,324
Commercial Bank of Greece SA                              407     8,765
Eurobank (b)                                              563     6,646
National Bank of Greece SA                              2,654    48,356
                                                               --------
                                                                105,091
                                                               --------

BEVERAGES (0.0%)
Hellenic Bottling Co. SA                                1,143    15,697
                                                               --------

TELECOMMUNICATIONS (0.1%)
Hellenic Telecommunication Organization SA              4,186    64,727
Intracom SA                                             2,323    18,965
Panafon Hellenic Telecom SA                             3,671    18,657
                                                               --------
                                                                102,349
                                                               --------
                                                                223,137
                                                               --------

=======================================================================
HONG KONG (1.6%)
AIRLINES (0.0%)
Cathay Pacific Airways Ltd.                            18,000    31,157
                                                               --------

BANKS (0.2%)
Bank of East Asia Ltd.                                 21,600    45,282
Hang Seng Bank Ltd.                                     8,700    99,558
                                                               --------
                                                                144,840
                                                               --------

BROADCASTING & TELEVISION (0.0%)
Television Broadcasts Ltd.                              4,000    19,746
                                                               --------

DISTRIBUTION (0.1%)
Esprit Asia Holdings Ltd.                              14,000    26,926
Li & Fung Ltd.                                         24,000    38,465
                                                               --------
                                                                 65,391
                                                               --------

DIVERSIFIED OPERATIONS (0.1%)
Swire Pacific Ltd.                                     14,500    86,823
The Wharf (Holdings) Ltd.                               7,000    18,758
                                                               --------
                                                                105,581
                                                               --------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.1%)
Hongkong Electric Holdings Ltd.                        18,500    70,212
Johnson Electric Holdings Ltd.                         29,000    43,876
                                                               --------
                                                                114,088
                                                               --------

FINANCIAL SERVICES (0.0%)
Hong Kong Exchanges & Clearing Ltd.                    18,000    32,080
                                                               --------

INDUSTRIAL (0.3%)
Hutchison Whampoa Ltd.                                 23,000   202,009
                                                               --------

PRINTING & PUBLISHING (0.0%)
South China Morning Post (Holdings) Ltd.                4,000     2,616
                                                               --------

                                         SHARES OR
                                      PRINCIPAL AMOUNT    VALUE
==================================================================
HONG KONG (continued)
REAL ESTATE (0.6%)
Cheung Kong Holdings Ltd.                       17,000  $  161,844
Henderson Land Development Co. Ltd.             11,000      53,595
New World Developments Co.                       3,500       2,939
Sun Hung Kai Properties Ltd.                    18,000     156,939
                                                        ----------
                                                           375,317
                                                        ----------

TELECOMMUNICATIONS (0.0%)
Pacific Century Cyberworks Ltd. (b)              3,000         769
                                                        ----------

TRANSPORTATION (0.0%)
MTR Corp. Ltd.                                  15,000      22,887
                                                        ----------

UTILITIES (0.2%)
CLP Holdings Ltd.                               23,500      92,202
Hong Kong & China Gas Co. Ltd.                  34,100      42,629
                                                           134,831
                                                        ----------
                                                         1,251,312
                                                        ----------

==================================================================
IRELAND (0.7%)
AIRLINES (0.0%)
Ryanair Holdings PLC (b)                         3,804      20,635
                                                        ----------

BANKS (0.4%)
Allied Irish Banks PLC                          12,223     161,357
Bank of Ireland                                 13,932     161,948
                                                        ----------
                                                           323,305
                                                        ----------

BUILDING & CONSTRUCTION (0.2%)
CRH PLC                                          7,529     130,599
                                                        ----------

CONSUMER PRODUCTS (0.0%)
Waterford Wedgewood PLC                            169         110
                                                        ----------

DIVERSIFIED (0.0%)
DCC PLC                                             36         430
                                                        ----------

FINANCIAL SERVICES (0.1%)
Irish Life & Permanent PLC                       4,071      55,393
                                                        ----------

FOOD PRODUCTS (0.0%)
Greencore Group PLC                              1,154       3,400
                                                        ----------

PAPER PRODUCTS (0.0%)
Jefferson Smurfit Group PLC                      8,214      19,688
                                                        ----------

PHARMACEUTICALS (0.0%)
Elan Corp. PLC (b)                               3,130      35,397
                                                        ----------
                                                           588,957
                                                        ----------

==================================================================
ITALY (3.4%)
APPAREL (0.0%)
Benetton Group SpA                                 876      12,354
                                                        ----------


                                                       2002 SEMIANNUAL REPORT 59

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2002  (Unaudited)
================================================================================


NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

=====================================================================
COMMON  STOCKS  (CONTINUED)
=====================================================================

                                              SHARES OR
                                           PRINCIPAL AMOUNT   VALUE
=====================================================================
ITALY (continued)
AUTOMOTIVE (0.1%)
Fiat SpA                                              4,250  $ 50,169
                                                             --------

BANKS (0.9%)
Banc Monte Dei Paschi Di Seina SpA                   13,917    45,522
Banca di Roma SpA                                    14,326    38,986
Banca Nazionale del Lavoro                           28,983    65,944
IntesaBci SpA                                         3,548     8,488
IntesaBci SpA                                        39,118   126,545
Mediobanca SpA                                        7,186    73,559
San Paolo IMI SpA                                    10,814   120,539
UniCredito Italiano SpA                              35,045   162,632
                                                             --------
                                                              642,215
                                                             --------

BROADCASTING & TELEVISION (0.1%)
Mediaset SpA                                          8,888    74,483
                                                             --------

CHEMICALS (0.0%)
Snia SpA                                             15,144    29,067
                                                             --------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.0%)
Pirelli SpA                                          20,735    30,642
                                                             --------

ENERGY (0.6%)
Eni SpA                                              31,884   489,859
                                                             --------

FINANCIAL SERVICES (0.1%)
Banca Fideuram SpA                                    4,956    37,870
Bipop-Carire SpA                                     20,294    36,300
Mediolanum SpA                                        3,806    32,581
                                                             --------
                                                              106,751
                                                             --------

FOOD PRODUCTS (0.0%)
Parmalat Finanziaria SpA                              9,880    34,721
                                                             --------

INSURANCE (0.5%)
Alleanza Assicurazioni SpA                            5,987    57,995
Assicurazioni Generali SpA                           11,246   271,788
Riunione Adriatica di Sicurta SpA                     5,540    71,886
                                                             --------
                                                              401,669
                                                             --------

MEDICAL PRODUCTS (0.0%)
Luxottica Group SA                                      735    15,021
                                                             --------

PHARMACEUTICALS (0.0%)
Banca Popolare de Milano                                300     1,314
                                                             --------

PRINTING & PUBLISHING (0.0%)
Gruppo Editorale L'Espresso SA                        5,450    21,117
                                                             --------

RAILROADS (0.1%)
Autostrade SpA                                       11,286    91,732
                                                             --------

RESTAURANTS (0.0%)
Autogrill SpA                                            50       590
                                                             --------

                                            SHARES OR
                                         PRINCIPAL AMOUNT    VALUE
=====================================================================
ITALY (continued)
RETAIL (0.0%)
Bulgari SpA                                         3,596  $   27,964
                                                           ----------

TELECOMMUNICATIONS (0.8%)
Telecom Italia Mobile SpA                          45,874     200,485
Telecom Italia SpA                                 25,719     204,639
Telecom Italia SpA RNC                             22,333     119,739
Tiscali SpA (b)                                     3,191      24,470
                                                           ----------
                                                              549,333
                                                           ----------

UTILITIES (0.2%)
Enel SpA                                           22,250     132,126
Italgas SpA                                         3,638      36,421
                                                           ----------
                                                              168,547
                                                           ----------
                                                            2,747,548
                                                           ----------

=====================================================================
JAPAN (18.4%)
AGRICULTURE (0.1%)
Ajinomoto Co., Inc.                                 8,000      79,688
                                                           ----------

AIRLINE SERVICES (0.1%)
Yamato Transport Co. Ltd.                           5,000      84,891
                                                           ----------

AIRLINES (0.0%)
Japan Air Lines Co.                                11,000      30,413
                                                           ----------

APPAREL (0.0%)
Fast Retailing Co. Ltd.                             1,100      29,299
World Co. Ltd.                                        100       2,570
                                                           ----------
                                                               31,869
                                                           ----------

AUTOMOTIVE (1.8%)
Denso Corp.                                         6,400     103,676
Honda Motor Co. Ltd.                                6,600     296,075
NGK Spark Plug Co.                                  3,000      25,561
Nissan Motor Co.                                   28,000     215,452
Toyota Industries Corp.                             1,000      16,083
Toyota Motor Co Ltd.                               25,000     681,463
                                                           ----------
                                                            1,338,310
                                                           ----------

BANKS (0.9%)
Chiba Bank                                          4,000      12,555
Daiwa Bank Holdings, Inc. (b)                      42,000      27,150
Joyo Bank                                           3,000       7,827
Mitsubishi Tokyo Financial Group, Inc.                 37     253,294
Mizuho Holdings, Inc.                                  66     137,757
Sumitomo Bank Ltd.                                 35,000     155,919
The Bank of Yokohama Ltd.                          13,000      45,358
The Shizuoka Bank Ltd.                              4,000      24,361
UFJ Holdings, Inc. (b)                                 33      81,729
                                                           ----------
                                                              745,950
                                                           ----------

BEVERAGES (0.0%)
Takara Shuzo Co. Ltd.                               3,000      22,453
                                                           ----------


                                                       2002 SEMIANNUAL REPORT 60

=================================================================
COMMON  STOCKS  (CONTINUED)
=================================================================

                                          SHARES OR
                                       PRINCIPAL AMOUNT   VALUE
=================================================================
JAPAN (continued)
BREWERY (0.1%)
Asahi Breweries Ltd.                              7,000  $ 64,494
Kirin Brewery Co. Ltd.                            7,000    53,045
                                                         --------
                                                          117,539
                                                         --------

BROADCASTING & TELEVISION (0.0%)
Fuji Television Network, Inc.                         6    34,579
                                                         --------

BUILDING & CONSTRUCTION (0.6%)
Asahi Glass Co. Ltd.                             12,000    85,140
Daikin Industries Ltd.                            3,000    54,439
Daiwa House Industry Co. Ltd                      2,000    12,773
Kajima Corp.                                     10,000    24,922
Keio Teito Electric Railway Co. Ltd.              6,000    26,075
Komatsu Ltd.                                     12,000    43,458
Matsushita Electric Works Ltd.                    2,000    14,595
Nippon Sheet Glass Co. Ltd.                       6,000    21,729
Nippon Yusen Kabushiki Kaisha                    15,000    50,000
Nishimatsu Construction Co. Ltd.                  6,000    15,467
Obayashi Corp.                                    7,000    18,372
Sekisui House Ltd.                                7,000    48,139
Shimizu Corp.                                     2,000     6,371
Taisei Construction Corp.                        13,000    26,020
Tostem Inax Holding Corp.                         2,000    27,726
                                                         --------
                                                          475,226
                                                         --------

CHEMICALS (0.8%)
Asahi Kasei Corp.                                15,000    57,243
Ishihara Sangyo Kaisha Ltd. (b)                   1,000     1,830
Kaneka Corp.                                      1,000     6,931
Kuraray Co.                                       1,000     6,503
Mitsubishi Chemical Corp.                        27,000    65,397
Mitsubishi Gas Chemical Co. Ltd.                  1,000     1,963
Mitsui Chemicals, Inc.                           10,000    47,664
Nitto Denko Corp.                                 2,800    92,243
Sekisui Chemical Co. Ltd.                         1,000     2,812
Shin-Etsu Chemical Co. Ltd.                       4,400   181,277
Showa Denko K.K. (b)                             19,000    29,891
Sumitomo Chemical Co. Ltd.                       16,000    67,664
Toray Industries, Inc.                           16,000    46,231
Tosoh Corp.                                       2,000     5,841
                                                         --------
                                                          613,490
                                                         --------

COMMERCIAL SERVICES (0.2%)
NTT Data Corp.                                       12    53,551
Secom Co.                                         2,500   123,053
                                                         --------
                                                          176,604
                                                         --------

COMPUTER HARDWARE (0.5%)
Fujitsu Ltd.                                     19,000   150,935
NEC Corp.                                        14,000   107,944
Toshiba Corp.                                    34,000   158,614
                                                         --------
                                                          417,493
                                                         --------

                                              SHARES OR
                                           PRINCIPAL AMOUNT    VALUE
=======================================================================
JAPAN (continued)
COMPUTER SOFTWARE / SERVICES (0.3%)
Capcom Co. Ltd.                                         700  $   20,935
CSK Corp.                                             1,000      29,829
Fuji Soft ABC, Inc.                                     800      28,910
Fujitsu Support & Service, Inc.                         500       9,891
Hitachi Software Engineering Co. Ltd.                   500      19,509
Konami Co. Ltd.                                       1,000      25,234
Net One Systems Co. Ltd.                                  4      26,231
Oracle Corp. Japan                                      200      10,592
Softbank Corp.                                        2,500      37,967
Trend Micro, Inc. (b)                                 1,500      40,421
                                                             ----------
                                                                249,519
                                                             ----------

CONSUMER PRODUCTS (0.0%)
Onward Kashiyama Co. Ltd.                             2,000      18,583
                                                             ----------

CONTAINERS (0.0%)
Toyo Seikan Kaisha Ltd.                               1,000      13,248
                                                             ----------

DIVERSIFIED (0.0%)
Nippon COMSYS Corp.                                   3,000      17,079
                                                             ----------

ELECTRIC UTILITIES (0.1%)
Alps Electric Co. Ltd.                                3,000      40,327
                                                             ----------

ELECTRONICS & ELECTRICAL EQUIPMENT (3.5%)
Anritsu Corp.                                         2,000      15,919
Canon, Inc.                                           9,000     344,860
Fujikura Ltd.                                         4,000      17,134
Furukawa Electric Co. Ltd.                            6,000      27,757
Hirose Electric Co. Ltd.                                100       7,827
Hitachi Ltd.                                         27,000     199,977
Hoya Corp.                                            1,100      81,900
Keyence Corp.                                           300      60,724
Kyocera Corp.                                         1,600     108,910
Mabuchi Motor Co. Ltd.                                  200      19,595
Matsushita Electric Industrial Co. Ltd.              21,000     281,308
Mitsumi Electric Co. Ltd.                             2,000      33,489
Murata Manufacturing Co.                              2,600     164,626
NGK Insulators Ltd.                                   3,000      21,893
Nidec Corp.                                             600      40,000
Nintendo Co.                                          1,000     140,187
Omron Corp.                                           2,000      30,093
Pioneer Electronic Corp.                              2,200      43,435
Ricoh Co. Ltd.                                        8,000     149,221
Sanyo Electric Co.                                   17,000      78,248
Sharp Corp.                                          11,000     152,578
Sony Corp.                                            9,600     515,887
Sumitomo Electric Industries Ltd.                     9,000      64,136
Taiyo Yuden Co. Ltd.                                  2,000      36,449
TDK Corp.                                             1,600      87,227
Yokogawa Electric Co. Ltd.                            1,000       8,302
                                                             ----------
                                                              2,731,682
                                                             ----------


                                                       2002 SEMIANNUAL REPORT 61

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2002  (Unaudited)
================================================================================


NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

================================================================================
COMMON  STOCKS  (CONTINUED)
================================================================================

                                                   SHARES OR
                                                PRINCIPAL AMOUNT   VALUE
================================================================================
JAPAN (continued)
ENERGY (0.2%)
Japan Energy Corp.                                        14,000  $ 19,953
Nippon Oil Co. Ltd.                                       19,000    83,162
TonenGeneral Sekiyu K.K.                                   4,000    30,187
                                                                  --------
                                                                   133,302
                                                                  --------

ENGINEERING (0.0%)
Mitsui Engineering & Shipbuilding Co. Ltd. (b)             2,000     2,461
                                                                  --------

ENTERTAINMENT (0.0%)
Namco Ltd.                                                   100     2,025
                                                                  --------

FINANCIAL SERVICES (1.1%)
Acom Co. Ltd.                                                500    38,162
Aiful Corp.                                                  300    20,818
Credit Saison Co.                                          2,000    47,041
Daiwa Securities Ltd.                                     17,000   116,643
Itochu Techno-Science Corp.                                  400    15,514
Nikko Securities Co. Ltd.                                 17,000    76,791
Nomura Securities Co.                                     20,000   278,816
Orix Corp.                                                 1,100    91,238
Promise Co. Ltd.                                           1,000    52,726
Takefuji Corp.                                               580    41,919
The Sumitomo Trust & Banking Co. Ltd.                      9,000    40,374
                                                                  --------
                                                                   820,042
                                                                  --------

FOOD PRODUCTS (0.1%)
Japan Tobacco, Inc.                                           11    66,737
Meiji Seika Kaisha Ltd.                                    6,000    21,542
Nippon Meat Packers, Inc.                                  3,000    30,187
                                                                  --------
                                                                   118,466
                                                                  --------

HEALTHCARE (0.1%)
Terumo Corp.                                               3,000    44,369
                                                                  --------

HOUSEHOLD PRODUCTS (0.2%)
Kao Corp.                                                  7,000   136,838
Shiseido Co. Ltd.                                          5,000    55,491
Toto Ltd.                                                  1,000     4,354
                                                                  --------
                                                                   196,683
                                                                  --------

IMPORTS / EXPORTS (0.3%)
Itochu Corp.                                              18,000    57,477
Marubenii Corp. (b)                                       24,000    17,009
Mitsubishi Corp.                                           9,000    67,500
Mitsui & Co. Ltd.                                         17,000   107,508
Sumitomo Corp.                                             4,000    24,424
                                                                  --------
                                                                   273,918
                                                                  --------

                                                   SHARES OR
                                                PRINCIPAL AMOUNT    VALUE
============================================================================
JAPAN (continued)
INDUSTRIAL (0.7%)
Ebara Corp.                                                6,000  $   35,981
Fanuc Co. Ltd.                                             1,500      83,178
JGC Corp.                                                  3,000      21,145
Kawasaki Heavy Industries Ltd. (b)                        21,000      23,224
Kawasaki Steel Corp.                                      41,000      45,981
Kubota Corp.                                               5,000      15,070
Minebea Co. Ltd.                                           6,000      39,252
Mitsubishi Heavy Industries Ltd.                          34,000     107,773
Nippon Steel Corp.                                        77,000     117,539
SMC Corp.                                                    700      83,847
THK Co. Ltd.                                                 600      11,916
                                                                  ----------
                                                                     584,906
                                                                  ----------

INSURANCE (0.3%)
Millea Holdings, Inc. (b)                                     18     140,187
Mitsui Sumito Insurance Co.                               16,000      78,754
Yasuda Fire & Marine Insurance Co. Ltd.                   11,000      61,254
                                                                  ----------
                                                                     280,195
                                                                  ----------

MANUFACTURING (0.0%)
Ishikawajima-Harima Heavy Industries Co. Ltd.             15,000      24,416
                                                                  ----------

METALS & MINING (0.2%)
Dowa Mining Co. Ltd.                                       5,000      22,196
Mitsubishi Material Corp.                                  3,000       5,911
Mitsui Mining & Smelting Co. Ltd.                         10,000      37,072
NSK Ltd.                                                   9,000      39,112
Sumitomo Metal & Mining Corp.                              8,000      34,953
                                                                  ----------
                                                                     139,244
                                                                  ----------

MULTI-MEDIA (0.0%)
Tokyo Broadcasting System, Inc.                            1,000      21,262
                                                                  ----------

PAPER PRODUCTS (0.1%)
Nippon Unipac Holding                                          9      51,449
Oji Paper Ltd.                                            12,000      58,505
                                                                  ----------
                                                                     109,954
                                                                  ----------

PHARMACEUTICALS (1.3%)
Banyu Pharmaceutical Co. Ltd.                              2,000      26,760
Chugai Pharmaceutical Ltd.                                 4,000      47,788
Daiichi Pharmaceuticals Co.                                4,000      78,037
Eisai Co.                                                  3,000      77,103
Fujisawa Pharmaceutical Co.                                4,000      97,819
Kyowa Hakko Kogyo Co. Ltd.                                 1,000       5,709
Sankyo Co.                                                 5,000      76,129
Shionogi & Co.                                             4,000      58,505
Taisho Pharmaceutical Co. Ltd.                             2,000      32,243
Takeda Chemical Industries Ltd.                            9,000     393,924
Yamanouchi Pharmaceutical Co. Ltd.                         4,000     110,280
                                                                  ----------
                                                                   1,004,297
                                                                  ----------


                                                       2002 SEMIANNUAL REPORT 62

=====================================================================
COMMON  STOCKS  (CONTINUED)
=====================================================================

                                              SHARES OR
                                           PRINCIPAL AMOUNT   VALUE
=====================================================================
JAPAN (continued)
PHOTOGRAPHIC PRODUCTS (0.4%)
Fuji Photo Film Ltd.                                  6,000  $190,654
Konica Corp.                                          6,000    38,458
Nikon Corp.                                           4,000    52,243
Olympus Optical Co. Ltd.                              3,000    38,972
                                                             --------
                                                              320,327
                                                             --------

PRINTING & PUBLISHING (0.3%)
Dai Nippon Printing Co. Ltd.                          9,000   113,411
Toppan Printing Co. Ltd.                              9,000    91,051
                                                             --------
                                                              204,462
                                                             --------

RAILROADS (0.4%)
Central Japan Railway Co.                                 9    51,379
East Japan Railway Co.                                   36   152,243
Keihin Electric Express Railway Co. Ltd.              4,000    16,324
Kinki Nippon Railway Co. Ltd.                        10,000    31,308
Tobu Railway Co., Ltd.                                3,000     8,014
West Japan Railway Co.                                   15    58,061
                                                             --------
                                                              317,329
                                                             --------

REAL ESTATE (0.2%)
Mitsubishi Estate Co.                                12,000    86,916
Mitsui Fudosan Co. Ltd.                              10,000    78,505
Sumitomo Realty & Development Co. Ltd.                6,000    29,860
                                                             --------
                                                              195,281
                                                             --------

RESORTS / THEME PARKS (0.0%)
Oriental Land Co. Ltd.                                  600    39,486
                                                             --------

RETAIL (0.8%)
Aeon Co. Ltd.                                         3,000    77,570
Citizen Watch Co. Ltd.                                1,000     6,153
FamilyMart Co. Ltd.                                   1,400    29,548
Ito Yokado Co.                                        4,000   197,196
Lawson, Inc.                                            800    22,118
Marui Co.                                             5,000    61,604
Seven - Eleven Japan Co. Ltd.                         4,000   149,844
Takashimaya Co.                                       1,000     5,701
The Seiyu Ltd. (b)                                    6,000    27,523
Tokyo Style Co.                                       2,000    17,882
Yamada Denki Co. Ltd.                                   400    30,779
                                                             --------
                                                              625,918
                                                             --------

SCHOOLS (0.0%)
Benesse Corp.                                           300     6,636
                                                             --------

SEMICONDUCTORS (0.5%)
Advantest Corp.                                         900    64,836
Rohm Co.                                              1,200   178,972
Tokyo Electron Ltd.                                   1,800   129,533
                                                             --------
                                                              373,341
                                                             --------

                                                  SHARES OR
                                               PRINCIPAL AMOUNT     VALUE
============================================================================
JAPAN (continued)
TELECOMMUNICATIONS (0.9%)
Matsushita Communication Industrial Co. Ltd.              1,000  $    38,006
Nippon Telegraph & Telephone Corp.                           38      149,455
NTT Docomo, Inc.                                             45      113,902
NTT Docomo, Inc. (b)                                        148      376,915
Oki Electric Industry Co. Ltd.                            9,000       21,869
                                                                 -----------
                                                                     700,147
                                                                 -----------

TEXTILE PRODUCTS (0.1%)
Teijin Ltd.                                              12,000       42,710
                                                                 -----------

TIRE & RUBBER (0.1%)
Bridgestone Corp.                                         8,000      112,835
                                                                 -----------

TOYS (0.0%)
Sega Corp. (b)                                            1,200       26,916
                                                                 -----------

TRANSPORTATION (0.1%)
Mitsui O.S.K. Lines Ltd.                                 11,000       22,445
Nippon Express Co. Ltd.                                   9,000       39,182
Seino Transportation Co. Ltd.                             1,000        5,117
Tokyo Corp.                                              10,000       33,178
                                                                 -----------
                                                                      99,922
                                                                 -----------

UTILITIES (1.0%)
Chubu Electric Power Co., Inc.                            7,700      115,980
Kansai Electric Power, Inc.                               7,000       95,405
Kyushu Electric Power Co., Inc.                           3,500       46,639
Mitsubishi Electric Co.                                  23,000      107,118
Osaka Gas Co. Ltd.                                       28,000       60,623
Tohoku Electric Power Co. Ltd.                            3,700       44,896
Tokyo Electric Power Co. Ltd.                            13,300      242,383
Tokyo Gas Ltd.                                           35,000       83,684
                                                                 -----------
                                                                     796,728
                                                                 -----------
                                                                  14,856,521
                                                                 -----------

============================================================================
LUXEMBOURG (0.1%)
STEEL (0.1%)
Arcelor (b)                                               3,259       44,931
                                                                 -----------

============================================================================
NETHERLANDS (5.7%)
BANKS (0.4%)
ABN Amro Holding NV                                      16,136      319,883
                                                                 -----------

BIOTECHNOLOGY (0.0%)
Qiagen NV (b)                                             1,625       21,056
                                                                 -----------

BUSINESS SERVICES (0.0%)
Vedior NV                                                 2,263       31,342
                                                                 -----------

CHEMICALS (0.2%)
Akzo Nobel NV                                             3,205      137,788
                                                                 -----------


                                                       2002 SEMIANNUAL REPORT 63

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2002  (Unaudited)
================================================================================


NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

=======================================================================
COMMON  STOCKS  (CONTINUED)
=======================================================================

                                              SHARES OR
                                           PRINCIPAL AMOUNT    VALUE
=======================================================================
NETHERLANDS (continued)
COMPUTER SERVICE (0.0%)
Getronics NV                                          4,935  $   13,830
                                                             ----------

DIVERSIFIED (0.1%)
Hagemeyer NV                                          2,007      39,697
IHC Caland NV                                           570      32,025
                                                             ----------
                                                                 71,722
                                                             ----------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.8%)
Koninklijke Ahold NV                                  6,968     174,239
Philips Electronics NV                               14,281     441,006
                                                             ----------
                                                                615,245
                                                             ----------

ENERGY (1.7%)
Royal Dutch Petroleum Co.                            24,103   1,277,089
                                                             ----------

FINANCIAL SERVICES (0.6%)
ING Groep NV                                         18,893     498,816
                                                             ----------

FOOD PRODUCTS (0.7%)
Heineken NV                                           1,972      88,848
Koninklijke Numico NV                                 2,204      56,900
Unilever NV CVA                                       6,349     409,058
                                                             ----------
                                                                554,806
                                                             ----------

INSURANCE (0.3%)
Aegon NV                                             10,088     231,803
                                                             ----------

MANUFACTURING (0.0%)
Koninklijke Luchtvaart Maatschappij NV                   10         154
                                                             ----------

OFFICE EQUIPMENT & SUPPLIES (0.0%)
Buhrmann NV                                           2,427      31,077
                                                             ----------

PRINTING & PUBLISHING (0.3%)
Elsevier NV                                           8,795     122,048
Oce NV                                                   22         273
VNU NV                                                2,938      88,689
Wolters Kluwer CVA                                    3,485      70,658
                                                             ----------
                                                                281,668
                                                             ----------

RETAIL (0.0%)
Vendex NV                                             1,603      21,667
                                                             ----------

SEMICONDUCTORS (0.4%)
ASML Holding NV (b)                                   5,085     115,469
STMicroelectronics NV                                 5,653     175,740
                                                             ----------
                                                                291,209
                                                             ----------

TELECOMMUNICATIONS (0.1%)
KPN NV (b)                                           20,631      93,511
                                                             ----------

TRANSPORTATION (0.1%)
TPG NV                                                4,807     104,175
                                                             ----------
                                                              4,596,841
                                                             ----------

                                                 SHARES OR
                                              PRINCIPAL AMOUNT   VALUE
========================================================================
NEW ZEALAND (0.1%)
BUILDING & CONSTRUCTION (0.0%)
Fletcher Building Ltd.                                     152  $    193
                                                                --------

HEALTHCARE (0.0%)
Fisher & Paykel Industries Ltd.                          3,313    13,862
                                                                --------

HOUSEHOLD PRODUCTS (0.0%)
Fisher & Paykel Appliances Holdings Ltd. (b)               124       533
                                                                --------

PAPER PRODUCTS (0.0%)
Carter Holt Harvey Ltd.                                    466       375
                                                                --------

TELECOMMUNICATIONS (0.1%)
Telecom Corp of New Zealand Ltd.                        26,105    56,307
                                                                --------
                                                                  71,270
                                                                --------

========================================================================
NORWAY (0.4%)
BANKS (0.0%)
DnB Holding ASA                                          4,439    23,447
Gjensidige Sparebank                                       341    12,129
                                                                --------
                                                                  35,576
                                                                --------

BUILDING & CONSTRUCTION (0.0%)
Kvaerner ASA (b)                                        15,402    15,300
                                                                --------

COMPUTER HARDWARE (0.0%)
Opticom ASA (b)                                            460    12,942
                                                                --------

FOOD PRODUCTS (0.1%)
Orkla ASA                                                2,037    37,076
Pan Fish ASA (b)                                         3,074     7,131
                                                                --------
                                                                  44,207
                                                                --------

INDUSTRIAL (0.2%)
Norsk Hydro AS                                           1,820    89,530
Tomra Systems ASA                                        3,453    26,290
                                                                --------
                                                                 115,820
                                                                --------

INSURANCE (0.0%)
Storebrand ASA                                             600     3,469
                                                                --------

METALS (0.0%)
Elkem ASA                                                    6       121
                                                                --------

OIL & GAS (0.1%)
Petroleum Geo-Services ASA (b)                           2,538    16,153
Statoil ASA (b)                                          3,013    25,628
                                                                --------
                                                                  41,781
                                                                --------

PAPER PRODUCTS (0.0%)
Norske Skogsindustrier ASA                               1,207    21,467
                                                                --------

SHIPPING (0.0%)
Frontline Ltd.                                           1,801    19,711
                                                                --------


                                                       2002 SEMIANNUAL REPORT 64

===============================================================
COMMON  STOCKS  (CONTINUED)
===============================================================

                                        SHARES OR
                                     PRINCIPAL AMOUNT   VALUE
===============================================================
NORWAY (continued)
TELECOMMUNICATIONS (0.0%)
Tandberg ASA (b)                                1,606  $ 19,392
Telenor ASA                                     2,339     9,238
                                                       --------
                                                         28,630
                                                       --------
                                                        339,024
                                                       --------

===============================================================
PORTUGAL (0.3%)
AUTOMOTIVE (0.0%)
Brisa- Auto Estradas SA                         6,596    32,690
                                                       --------

BANKS (0.1%)
Banco Commercial Portuguese SA                 20,607    71,491
Banco Espirito Santo SA (b)                       128     1,366
Banco Espirito Santo SA                           257     2,742
                                                       --------
                                                         75,599
                                                       --------

FINANCIAL SERVICES (0.0%)
BPI-SGPS SA                                       128       284
                                                       --------

FOOD PRODUCTS (0.0%)
Jeronimo Martins SGPS SA (b)                       17       142
                                                       --------

INDUSTRIAL (0.0%)
Sonae SGPS SA                                     291       228
                                                       --------

MANUFACTURING (0.0%)
Cimentos de Portugal SA                            36       647
                                                       --------

TELECOMMUNICATIONS (0.1%)
Portugal Telecom SA (b)                        14,989   109,403
                                                       --------

UTILITIES (0.1%)
Electricidade de Portugal SA                   19,527    40,294
                                                       --------
                                                        259,287
                                                       --------

===============================================================
SINGAPORE (0.8%)
AEROSPACE / DEFENSE (0.0%)
Singapore Tech Engineering Ltd.                15,000    17,387
                                                       --------

AIRLINES (0.1%)
Singapore Airlines Ltd.                         7,000    54,093
                                                       --------

BANKS (0.5%)
Development Bank of Singapore Ltd.             15,000   115,913
Oversea-Chinese Banking Corp. Ltd.             14,000   100,458
United Overseas Bank Ltd.                      17,000   135,122
                                                       --------
                                                        351,493
                                                       --------

DIVERSIFIED (0.1%)
Keppel Corp.                                   23,000    53,320
                                                       --------

FINANCIAL SERVICES (0.0%)
Creative Technology Ltd.                        1,650    19,399
                                                       --------

                                                     SHARES OR
                                                  PRINCIPAL AMOUNT   VALUE
============================================================================
SINGAPORE (continued)
MANUFACTURING (0.0%)
Venture Manufacturing (Singapore) Ltd.                       3,000  $ 28,150
                                                                    --------

PRINTING & PUBLISHING (0.1%)
Singapore Press Holdings Ltd.                                5,000    62,096
                                                                    --------

REAL ESTATE (0.0%)
Capitaland Ltd.                                              1,000       960
City Developments Ltd.                                       8,000    27,378
                                                                    --------
                                                                      28,338
                                                                    --------

SEMICONDUCTORS (0.0%)
Chartered Semiconductor Manufacturing Ltd. (b)               6,000    15,168
                                                                    --------

TELECOMMUNICATIONS (0.0%)
Datacraft Asia Ltd.                                          7,000    14,280
Singapore Telecommunications Ltd.                            1,000       845
                                                                    --------
                                                                      15,125
                                                                    --------
                                                                     644,569
                                                                    --------

============================================================================
SPAIN (2.9%)
BANKS (1.1%)
Banco Bilbao Vizcaya Argentaria p.                          33,514   390,781
Banco Santander Central Hispanoamericano SA                 50,663   469,307
                                                                    --------
                                                                     860,088
                                                                    --------

BUILDING & CONSTRUCTION (0.1%)
ACS, Actividades de Construccion y Servicios SA                261     8,043
Fomento De Construcciones Y Contrates SA                     1,271    32,641
                                                                    --------
                                                                      40,684
                                                                    --------

COMPUTER SOFTWARE / SERVICES (0.0%)
Terra Networks SA (b)                                        4,919    32,490
                                                                    --------

ENERGY (0.2%)
Repsol SA                                                   11,966   146,966
                                                                    --------

ENGINEERING (0.1%)
Grupo Dragados SA                                            2,743    44,862
                                                                    --------

FOOD PRODUCTS (0.1%)
Altadis SA                                                   4,423    93,422
Telepizza SA (b)                                                47        61
                                                                    --------
                                                                      93,483
                                                                    --------

HOTELS & LODGING (0.0%)
NH Hoteles SA (b)                                            2,634    34,416
                                                                    --------

INSURANCE (0.0%)
Corporacion Mapfre SA                                           45       304
                                                                    --------

METALS & MINING (0.0%)
Acerinox SA                                                    959    36,727
                                                                    --------


                                                       2002 SEMIANNUAL REPORT 65

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2002  (Unaudited)
================================================================================


NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

=======================================================================
COMMON  STOCKS  (CONTINUED)
=======================================================================

                                              SHARES OR
                                           PRINCIPAL AMOUNT    VALUE
=======================================================================
SPAIN (continued)
PHARMACEUTICALS (0.0%)
Zeltia SA (b)                                         2,221  $   20,013
                                                             ----------

RAILROADS (0.0%)
Autopistas, Concesionaria Espanola SA                    87         839
                                                             ----------

RETAIL (0.1%)
Industria de Diseno Textil, S.A. (b)                  2,353      48,533
                                                             ----------

TELECOMMUNICATIONS (0.7%)
Telefonica SA (b)                                    50,298     538,444
                                                             ----------

TRAVEL (0.0%)
Amadeus Global Travel Distribution SA (b)             3,982      26,517
                                                             ----------

UTILITIES (0.5%)
Endesa SA                                            10,239     156,848
Gas Natural SA                                          711      14,383
Iberdrola SA                                          9,724     133,362
Union Electrica Fenosa SA                             4,158      73,324
                                                             ----------
                                                                377,917
                                                             ----------
                                                              2,302,283
                                                             ----------

=======================================================================
SWEDEN (1.8%)
AUTOMOTIVE (0.1%)
Volvo AB Class B                                      2,013      38,594
Volvo AB Series A                                       506       9,357
                                                             ----------
                                                                 47,951
                                                             ----------

BANKS (0.5%)
Nordea AB                                            28,927     164,692
Skandiaviska Enskilda Banken AB                       7,614      72,989
Svenska Handelsbanken AB                              7,963     120,508
                                                             ----------
                                                                358,189
                                                             ----------

BUILDING & CONSTRUCTION (0.1%)
Assa Abloy AB                                         3,977      51,477
Skanska AB                                            7,185      51,046
                                                             ----------
                                                                102,523
                                                             ----------

COMMERCIAL SERVICES (0.1%)
Securitas AB                                          4,446      82,644
                                                             ----------

HOUSEHOLD PRODUCTS (0.1%)
Electrolux AB                                         5,030      83,709
                                                             ----------

INDUSTRIAL (0.2%)
Atlas Copca AB                                        2,136      50,099
Sandvik AB                                            3,558      82,412
Trelleborg AB Class B                                 2,922      26,731
                                                             ----------
                                                                159,242
                                                             ----------

INSURANCE (0.1%)
Skandia Forsakrings AB                               14,196      67,421
                                                             ----------

                                                      SHARES OR
                                                   PRINCIPAL AMOUNT    VALUE
===============================================================================
SWEDEN (continued)
METALS (0.0%)
S.K.F. AB                                                     1,552  $   38,138
                                                                     ----------

PAPER PRODUCTS (0.1%)
Billerud (b)                                                    297       2,934
Svenska Cellusoa                                              2,861      97,175
                                                                     ----------
                                                                        100,109
                                                                     ----------

REAL ESTATE (0.0%)
Drott AB                                                      1,222      13,558
                                                                     ----------

RETAIL (0.1%)
Hennes & Mauritz AB                                           5,517     109,532
                                                                     ----------

TELECOMMUNICATIONS (0.4%)
Ericsson SA                                                  86,823     218,005
Tele2 AB (b)                                                  1,416      29,008
Telia AB                                                      7,360      22,921
                                                                     ----------
                                                                        269,934
                                                                     ----------

TOBACCO (0.0%)
Swedish Match AB                                              2,813      22,175
                                                                     ----------
                                                                      1,455,125
                                                                     ----------

===============================================================================
SWITZERLAND (6.8%)
AEROSPACE / DEFENSE (0.0%)
Unaxis Holdings AG                                                4         449
                                                                     ----------

BANKS (0.6%)
Credit Suisse Group (b)                                      12,751     454,521
                                                                     ----------

BUILDING & CONSTRUCTION (0.1%)
Holcim Ltd.                                                     408      94,439
                                                                     ----------

CHEMICALS (0.4%)
Ciba Specialty Chemicals AG, Registered                       1,016      78,390
Clariant AG                                                   2,300      54,586
Lonza Group AG                                                  930      67,019
Syngenta AG                                                   1,558      96,167
                                                                     ----------
                                                                        296,162
                                                                     ----------

COMMERCIAL SERVICES (0.1%)
Adecco SA                                                     1,322      83,640
SGS Societe Generale de Surveillance Holdings SA                 29       7,876
                                                                     ----------
                                                                         91,516
                                                                     ----------

COMPUTERS (0.0%)
Logitech International SA (b)                                   606      28,203
                                                                     ----------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.2%)
ABB Ltd. (b)                                                 14,121     126,384
                                                                     ----------

FOOD PRODUCTS (1.5%)
Nestle SA                                                     4,818   1,139,001
                                                                     ----------


                                                       2002 SEMIANNUAL REPORT 66

                                    SHARES OR
                                 PRINCIPAL AMOUNT    VALUE
=============================================================
SWITZERLAND (continued)
INSURANCE (0.7%)
Swiss Re                                    3,694  $  372,797
Zurich Financial Services AG                  938     218,274
                                                   ----------
                                                      591,071
                                                   ----------

MANUFACTURING (0.0%)
Sulzer AG                                      87      17,426
                                                   ----------

MEDICAL PRODUCTS (0.0%)
Sulzer Medica AG                               32       3,259
                                                   ----------

METALS (0.0%)
Sythes-Stratec, Inc.                           27      16,732
                                                   ----------

PHARMACEUTICALS (2.9%)
Givaudan                                      145      54,058
Novartis AG                                34,566   1,449,763
Roche Holding AG                              417      42,277
Roche Holding AG Genusscheine               8,667     656,673
Serono SA                                      92      70,415
                                                   ----------
                                                    2,273,186
                                                   ----------

RETAIL (0.2%)
Compagnie Finance Richemont AG              5,723     129,819
Swatch Group AG (b)                           520      50,312
Swatch Group AG Class B (b)                   372       7,738
                                                   ----------
                                                      187,869
                                                   ----------

TELECOMMUNICATIONS (0.1%)
Ascom Holding AG                                6          70
Kudelski SA (b)                               481      21,673
Swisscom AG                                   317      94,605
                                                   ----------
                                                      116,348
                                                   ----------
                                                    5,436,566
                                                   ----------

=============================================================
UNITED KINGDOM (26.1%)
ADVERTISING (0.2%)
Aegis Group PLC                            25,979      41,456
WPP Group PLC                              11,072     117,464
                                                   ----------
                                                      158,920
                                                   ----------

AEROSPACE / DEFENSE (0.1%)
British Aerospace PLC                      14,425      73,365
                                                   ----------

AIRLINES (0.2%)
BAA PLC                                    10,851     101,995
British Airways PLC                         9,815      33,792
                                                   ----------
                                                      135,787
                                                   ----------
AUTOMOTIVE (0.1%)
GKN PLC                                    11,389      53,277
Rolls-Royce PLC                            13,868      38,399
                                                   ----------
                                                       91,676
                                                   ----------

                                        SHARES OR
                                     PRINCIPAL AMOUNT    VALUE
=================================================================
UNITED KINGDOM (continued)
BANKS (5.0%)
Barclays PLC                                   76,924  $  673,729
HBOS PLC                                       42,841     519,436
HSBC Holdings PLC                             104,033   1,228,018
MAN Group PLC                                   3,851      53,764
Royal Bank of Scotland Group PLC               31,600     906,276
UBS AG (b)                                     14,988     722,525
                                                       ----------
                                                        4,103,748
                                                       ----------

BREWERY (0.2%)
Bass PLC                                        8,783      97,212
Scottish & Newcastle PLC                        9,788      89,578
                                                       ----------
                                                          186,790
                                                       ----------

BUILDING & CONSTRUCTION (0.4%)
Berkeley Group PLC                              1,941      22,488
BICC Group PLC                                  1,799       7,367
BPB PLC                                         4,718      27,502
George Wimpey PLC                               2,033       9,036
Hanson PLC                                     10,495      76,242
Kingfisher PLC                                 12,938      72,307
Pilkington PLC                                 17,134      27,778
RMC Group PLC                                   4,141      39,346
Taylor Woodrow PLC                              2,043       6,252
                                                       ----------
                                                          288,318
                                                       ----------

CHEMICALS (0.2%)
BOC Group PLC                                   4,437      67,247
Imperial Chemical Industries PLC               18,986      88,124
                                                       ----------
                                                          155,371
                                                       ----------

COMMERCIAL SERVICES (0.3%)
Amey PLC                                        7,031      24,489
Brambles Industries PLC                        10,081      49,950
Capita Group PLC                                8,200      45,619
Chubb PLC                                       4,196      10,701
Rentokil Initial PLC                           24,020      94,687
                                                       ----------
                                                          225,446
                                                       ----------

COMPUTER SOFTWARE / SERVICES (0.2%)
CMG PLC                                         7,474      19,279
Hays PLC                                       18,565      46,602
Logica PLC                                      6,519      30,163
Mysis PLC                                       7,831      29,215
The Sage Group PLC                             14,616      42,174
                                                       ----------
                                                          167,433
                                                       ----------

CONSUMER PRODUCTS (0.2%)
Reckitt Benckiser PLC                           7,333     129,840
                                                       ----------

DIVERSIFIED (0.0%)
Serco Group PLC                                 6,016      23,496
                                                       ----------


                                                       2002 SEMIANNUAL REPORT 67

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2002  (Unaudited)
================================================================================

NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

=======================================================================
COMMON  STOCKS  (CONTINUED)
=======================================================================

                                              SHARES OR
                                           PRINCIPAL AMOUNT    VALUE
=======================================================================
UNITED KINGDOM (continued)
ELECTRONICS & ELECTRICAL EQUIPMENT (0.2%)
Electrocomponents PLC                                 5,493  $   34,822
National Grid Group PLC                              19,548     140,158
Pace Micro Technology PLC                             3,999       5,245
Spirent PLC                                          13,745      19,930
                                                             ----------
                                                                200,155
                                                             ----------

ENERGY (4.0%)
BG PLC                                               45,480     203,142
BP Amoco PLC                                        264,078   2,253,242
BP PLC ADR                                              100       5,080
Shell Transportation & Trading Co. PLC              113,695     809,385
                                                             ----------
                                                              3,270,849
                                                             ----------

ENGINEERING (0.1%)
AMEC PLC                                              4,353      30,069
Barratt Developments PLC                              4,909      35,376
                                                             ----------
                                                                 65,445
                                                             ----------

ENTERTAINMENT (0.4%)
British Sky Broadcasting Group PLC (b)                8,933      99,979
Carlton Communications PLC                           11,508      41,507
EMI Group PLC                                        11,316      50,132
Hilton Group PLC                                     23,424      87,473
Rank Group PLC                                       10,462      42,651
                                                             ----------
                                                                321,742
                                                             ----------

FINANCIAL SERVICES (1.2%)
3I Group PLC                                          8,734      88,078
Amvescap PLC                                          7,830      82,271
Close Brothers Group PLC                                318       3,615
Lloyds TSB Group PLC                                 64,502     741,650
Provident Financial PLC                               1,247      12,903
                                                             ----------
                                                                928,517
                                                             ----------

FOOD PRODUCTS (2.2%)
British American Tobacco PLC                         17,920     183,326
Cadbury Schweppes PLC                                26,712     202,617
Diageo PLC                                           38,794     515,029
Granada Compass PLC                                  38,956      73,092
J Sainsbury PLC                                      12,011      70,015
Safeway PLC                                          14,963      66,289
Tate & Lyle PLC                                       6,937      35,989
Tesco PLC                                            78,113     299,384
Unilever PLC                                         32,524     297,655
                                                             ----------
                                                              1,743,396
                                                             ----------

HEALTHCARE (1.3%)
AstraZeneca Group PLC                                20,408     956,159
Celltech Group PLC (b)                                4,476      37,050
Kidde PLC                                               166         209
Smith & Nephew PLC                                   12,338      70,213
                                                             ----------
                                                              1,063,631
                                                             ----------

                                              SHARES OR
                                           PRINCIPAL AMOUNT    VALUE
=======================================================================
UNITED KINGDOM (continued)
HOTELS & LODGING (0.1%)
P & O Princess Cruises PLC                            9,605  $   64,668
                                                             ----------

IMPORTS / EXPORTS (0.1%)
Wolseley PLC                                          6,984      73,280
                                                             ----------

INDUSTRIAL (0.3%)
BBA Group PLC                                         9,340      42,535
FKI PLC                                              11,246      27,697
IMI PLC                                                  78         339
Invensys PLC                                         41,258      64,635
Smiths Industries PLC                                 7,693      90,921
                                                             ----------
                                                                226,127
                                                             ----------

INSURANCE (0.9%)
CGNU PLC                                             25,239     259,672
Legal & General Group PLC                            67,449     154,566
Prudential PLC                                       22,075     234,840
Royal & Sun Alliance Insurance Group PLC             19,759      86,960
                                                             ----------
                                                                736,038
                                                             ----------

INVESTMENT COMPANY (0.0%)
Schroders PLC                                            82       1,005
                                                             ----------

MEDICAL PRODUCTS (0.1%)
Amersham PLC                                          9,805      94,521
SSL International PLC                                   444       2,718
                                                             ----------
                                                                 97,239
                                                             ----------

METALS & MINING (0.5%)
BHP Billiton PLC                                     24,143     129,124
Corus Group PLC (b)                                  46,059      52,858
Johnson Matthey PLC                                   2,358      36,597
Rio Tinto PLC                                        11,822     219,660
                                                             ----------
                                                                438,239
                                                             ----------

PAPER PRODUCTS (0.1%)
Bunzl PLC                                             3,779      29,628
Rexam PLC                                             6,995      50,918
                                                             ----------
                                                                 80,546
                                                             ----------

PHARMACEUTICALS (2.3%)
Boots Co. PLC                                        11,806     122,241
Glaxosmithkline PLC                                  72,640   1,757,246
                                                             ----------
                                                              1,879,487
                                                             ----------

PRINTING & PUBLISHING (0.5%)
Daily Mail & General Trust                            2,129      23,052
Pearson PLC                                           9,163     110,298
Reed International PLC                               14,157     138,640
Reuters Group PLC                                    15,658     109,528
United Business Media PLC                             5,774      44,092
                                                             ----------
                                                                425,610
                                                             ----------


                                                       2002 SEMIANNUAL REPORT 68

=========================================================================
COMMON  STOCKS  (CONTINUED)
=========================================================================

                                                SHARES OR
                                             PRINCIPAL AMOUNT    VALUE
=========================================================================
UNITED KINGDOM (continued)
RAILROADS (0.0%)
FirstGroup PLC                                          2,028  $    9,191
Railtrack Group PLC                                       792           0
                                                               ----------
                                                                    9,191
                                                               ----------

REAL ESTATE (0.4%)
British Land Co. PLC                                    7,924      65,129
Canary Wharf Group PLC (b)                              9,241      63,328
Hammerson PLC                                           5,970      52,635
Land Securities PLC                                     6,674      92,689
Slough Estates PLC                                      3,995      23,986
                                                               ----------
                                                                  297,767
                                                               ----------

RESTAURANTS (0.2%)
Compass Group PLC                                      23,993     149,301
Whitbread PLC                                           2,362      23,407
                                                               ----------
                                                                  172,708
                                                               ----------

RETAIL (0.6%)
Dixons Group PLC                                       26,331      87,201
Great Universal Stores PLC                             10,760      97,847
Marks & Spencer PLC                                    25,712     148,756
Next PLC                                                4,798      72,753
Signet Group PLC                                       29,179      49,751
                                                               ----------
                                                                  456,308
                                                               ----------

SEMICONDUCTORS (0.0%)
Arm Holdings PLC (b)                                    9,395      30,258
                                                               ----------

TELECOMMUNICATIONS (2.2%)
BT Group PLC (b)                                       99,257     373,190
Cable & Wireless PLC                                   37,234      98,213
Marconin PLC                                            1,145         164
Telewest Communications PLC (b)                         9,507       1,572
Vodafone Group PLC                                    801,106   1,292,952
                                                               ----------
                                                                1,766,091
                                                               ----------

TOBACCO (0.2%)
Imperial Tobacco Group PLC                             10,129     143,477
                                                               ----------

TRANSPORTATION (0.2%)
Airtours PLC                                            8,418      26,682
Associated British Ports Holdings PLC                   1,501      10,281
Exel PLC                                                4,975      63,801
Peninsular & Oriental Steam Navigation Co.             12,645      51,966
Stagecoach Group PLC                                    2,112       2,339
                                                               ----------
                                                                  155,069
                                                               ----------

UTILITIES (0.9%)
AWG PLC                                                 1,942      16,499
Centrica PLC                                           45,114     138,886
International Power PLC (b)                            18,458      56,219
Lattice Group PLC                                      41,575     112,389

                                        SHARES OR
                                    PRINCIPAL AMOUNT      VALUE
==================================================================
UNITED KINGDOM (continued)
UTILITIES (continued)
Scottish & Southern Energy PLC                 11,903  $   117,087
Scottish Power PLC                             20,317      116,951
Severn Trent PLC                                5,605       63,998
United Utilities PLC                            7,800       74,851
                                                       -----------
                                                           696,880
                                                       -----------

WATER / SEWER (0.0%)
Kelda Group PLC                                 1,593        9,309
                                                       -----------
                                                        21,093,222
                                                       -----------
TOTAL COMMON STOCKS                                     73,172,857
                                                       -----------
==================================================================
U.S. GOVERNMENT OBLIGATIONS (0.6%)
==================================================================

U.S. TREASURY BILL (0.6%)
1.72%, 06/20/02 (c)                 $         500,000      498,863
                                                       -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                          498,863
                                                       -----------

==================================================================
PREFERRED STOCKS (0.2%)
==================================================================

AUSTRALIA (0.2%)
MULTI-MEDIA (0.2%)
The News Corp. Ltd.                            18,906      104,165
                                                       -----------

==================================================================
GERMANY (0.0%)
AUTOMOTIVE (0.0%)
Volkswagen AG                                     875       27,754
                                                       -----------

UTILITIES (0.0%)
RWE AG                                             23          697
                                                            28,451
                                                       -----------
TOTAL PREFERRED STOCKS                                     132,616
                                                       -----------

==================================================================
WARRANTS (0.0%)
==================================================================

ITALY (0.0%)
Fiat Spa                                          453          228
                                                       -----------
TOTAL WARRANTS                                                 228
                                                       -----------

==================================================================
RIGHTS (0.0%)
==================================================================

PORTUGAL (0.0%)
BANKS (0.0%)
BPI - SGPS SA                                     128           15
                                                       -----------
TOTAL RIGHTS                                                    15
                                                       -----------


                                                       2002 SEMIANNUAL REPORT 69

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2002  (Unaudited)
=====================================================================================


NATIONWIDE  INTERNATIONAL  INDEX  FUND  (Continued)

=====================================================================================
REPURCHASE  AGREEMENT  (7.0%)
=====================================================================================

                                                         SHARES OR
                                                      PRINCIPAL AMOUNT      VALUE
=====================================================================================
Fifth Third Bank, 1.69%, dated 04/30/02,
due 05/01/02, repurchase price $ 5,627,396
(Fully collateralized by
Freddie Mac Securities)                               $       5,627,132  $ 5,627,132
                                                                         ------------
TOTAL REPURCHASE AGREEMENT                                                 5,627,132
                                                                         ------------
TOTAL INVESTMENTS (COST $78,294,594) (A) - 98.6%                          79,431,534
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%                               1,090,611
                                                                         ------------
NET ASSETS - 100.0%                                                      $80,522,145
                                                                         ============
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation                                                  $ 4,987,988
Unrealized depreciation                                                   (3,851,048)
                                                                         ------------
Net unrealized appreciation                                              $ 1,136,940
                                                                         ============
Aggregate cost for federal income tax purposes is substantially the same.
(b) Denotes a non-income producing security.
(c) Pledged as collateral for futures.
ADR American Depositary Receipt
At April 30, 2002, the Fund's forward currency contracts were as follows:

                                                           Unrealized
                       Delivery   Contract     Market     Appreciation/
Currency                 Date      Value       Value     (Depreciation)
------------------------------------------------------------------------
Short:
British Pound          05/23/02  $   79,691  $   80,029  $         (338)
Euro                   05/23/02     111,728     112,505            (777)
Japanese Yen           05/23/02      77,833      77,993            (160)
                                 ---------------------------------------
Total Short Contracts            $  269,252  $  270,527  $       (1,275)
                                 =======================================
Long:
British Pound          05/23/02  $1,628,410  $1,636,954  $        8,544
Euro                   05/23/02   2,090,703   2,115,116          24,413
Japanese Yen           05/23/02   1,273,260   1,286,880          13,620
Swiss Franc            05/23/02     379,309     385,994           6,685
                                 ---------------------------------------
Total Long Contracts             $5,371,682  $5,424,944  $       53,262
                                 =======================================

At  April  30,  2002,  the  Fund's  open long futures contracts were as follows:

                                                                           Unrealized
                                                          Market Value    Appreciation
                Number of        Long                      Covered By    (Depreciation)
                Contracts     Contracts      Expirations    Contract       at 04/30/02
----------------------------------------------------------------------------------------
Futures:
Australia               8  SPI 200 Index        06/28/02  $     358,931  $       (4,615)
Europe                 83  DJ Euro Stoxx 50     06/21/02      2,663,320         (62,812)
Hong Kong               2  Hang Seng Index      05/30/02        147,285           2,292
Japan                  20  Topix Index          06/13/02      1,680,685           4,774
United Kingdom         26  FTSE 100 Index       06/21/02      1,957,767         (23,261)
                                                          ------------------------------
                                                          $   6,807,988  $      (83,622)
                                                          ==============================

SEE  NOTES  TO  FINANCIAL  STATEMENTS.


                                                       2002 SEMIANNUAL REPORT 70

NATIONWIDE BOND INDEX FUND                     Class A Shares symbol:  NBXAX
                                               Class B Shares symbol:  NBXBX
                                               Institutional Class symbol: NBXIX
================================================================================


HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2002, the Fund underperformed its benchmark, returning -0.75%* versus -0.01% for the Lehman Brothers Aggregate Bond Index. For the trailing 12 months, the Fund returned 6.46%*, underperforming the Index, which returned 7.84%. For broader comparison purposes, the S&P 500 Index returned 2.31% for the six-month period.

WHAT  MARKET/ECONOMIC  FACTORS  INFLUENCED  THE  PORTFOLIOS
PERFORMANCE?

The average yield premium offered by high-yield bonds over Treasuries narrowed from close to 10% last fall to just 6.4%. This represents the lowest yield spread between Treasuries and junk bonds since the first half of 2000. Between early January and late March of 2002, yields moved substantially higher. The curve flattened by almost 50 basis points as the market anticipated that the recession was unlikely to be an extended one. By April, however, fixed-income investors began to expect a more lukewarm recovery, and the yield curve steepened again with shortterm yields moving below 3.40% by the end of the month.

WHAT  SECTORS/HOLDINGS  ENHANCED  OR  DETRACTED  FROM  PERFORMANCE?

Performance in the fixed-income corporate market varied greatly among sectors. Cyclicals (economically sensitive stocks) such as airlines, automobiles and paper enjoyed narrower spreads and lower yields. But troubles intensified in the telecommunications sector as compressing margins and high leverage raised investor concerns. Treasury yields declined substantially during the period, especially for shorter maturities.

While we are mildly disappointed with the 74-basis-point tracking error (the difference in the performance of the portfolio and the Index), we are very pleased with the attribution analysis performed on the portfolio. This analysis has revealed that our approach in constructing the portfolio is appropriate and our strategy is right. Of the matrix of more than 30 investment measurements, the vast majority gave positive results. The sector allocation and yield curve exposure is fine. The tracking error is attributable to specific security selection in the corporate area, which will be addressed through greater diversification as the Fund grows.

HOW  IS  THE  FUND  POSITIONED?

As always, the portfolio is positioned with minimal variance to the benchmark, with the objective of achieving minimal tracking error.

PORTFOLIO  MANAGER:  FUND  ASSET  MANAGEMENT,  L.P. -
SUBADVISER

* PERFORMANCE OF CLASS A SHARES WITHOUT SALES CHARGE AND ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.


PORTFOLIO  MARKET  VALUE  $106,685,993
APRIL  30,  2002

AVERAGE  ANNUAL  TOTAL  RETURN
(For  Periods  Ended  April 30, 2002)

YEARS                                1      5    INCEPTION(1)
=============================================================
Class A       w/o SC(2)            6.46%  7.25%         7.39%
              w/SC(3)              0.32%  5.99%         6.15%
-------------------------------------------------------------
Class B(4)    w/o SC(2)            6.12%  7.18%         7.32%
              w/SC(5)              1.12%  6.88%         7.17%
-------------------------------------------------------------
Institutional Class(6)             7.04%  7.49%         7.62%
-------------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1 Commenced operations on December 29, 1999 and from that date until October 15, 2001, the Fund invested all of its assets in the Master Aggregate Bond Index Series (the Series). The returns shown above include the performance of the Series from its inception on April 3, 1997 through December 29, 1999 and are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower.

2    These returns do not reflect the effects of sales charges (SC).

3    A 5.75% front-end sales charge was deducted.

4 These returns include performance based on Class A shares, which was achieved prior to the creation of Class B shares (10/12/01). These returns have been restated for sales charges but not for fees applicable to Class B shares, which include a 1.00% 12b-1 fee. Had Class B been in existence for the time periods presented, the performance of Class B would have been lower as a result of the additional expense.

5 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

6    Not subject to any sales charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[GRAPHIC OMITTED]

                                               LB Aggregate
Date                         Class A               Bond                         CPI
3-Apr-97                        9425               10000                       10000
31-Oct-97                      10197               10869                       10100
31-Oct-98                      11182               11883                       10250
31-Oct-99                      11227               11945                       10513
31-Oct-00                      11831               12817                       10875
31-Oct-01                      13634               14682                       11106
30-Apr-02                      13532               14681                       11229

Comparative performance of $10,000 invested in Class A shares of the Nationwide Bond Index Fund, the Lehman Brothers Aggregate Bond Index (LB Aggregate
Bond)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.

(a) The LB Aggregate Bond consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                       2002 SEMIANNUAL REPORT 71

STATEMENT  OF  INVESTMENTS
April 30, 2002 (Unaudited)
================================================================================

NATIONWIDE  BOND  INDEX  FUND

===========================================================================
U.S. GOVERNMENT AND AGENCY LONG-TERM OBLIGATIONS (68.6%)
===========================================================================

                                                    PRINCIPAL
                                                      AMOUNT       VALUE
===========================================================================
FEDERAL HOME LOAN MORTGAGE CORPORATION (35.4%)
6.25%, 10/15/02                                     $  260,000  $   264,849
5.75%, 07/15/03                                      3,155,000    3,256,015
7.18%, 06/27/06                                         55,000       60,182
4.88%, 03/15/07                                      2,385,000    2,389,001
6.75%, 09/15/29                                        945,000      998,922
Gold, Pool #G10940, 6.50%, 11/01/11                    333,051      347,021
Gold, Pool #E00507, 7.50%, 09/01/12                     52,933       56,057
Gold, Pool #G11003, 7.50%, 04/01/15                     71,681       75,666
Gold, Pool #E81396, 7.00%, 10/01/15                    114,255      119,385
Gold, Pool #E84097, 6.50%, 12/01/15                     91,630       94,487
Gold, Pool #E82132, 7.00%, 01/01/16                    150,816      157,587
Gold, Pool #E82815, 6.00%, 03/01/16                    334,756      340,064
Gold, Pool #E83231, 6.00%, 04/01/16                    177,757      180,430
Gold, Pool #E83046, 7.00%, 04/01/16                     89,615       93,639
Gold, Pool #E00989, 7.50%, 04/01/16                    192,258      202,739
Gold, Pool #E83933, 6.50%, 05/01/16                     90,006       92,814
Gold, Pool #E84236, 6.50%, 06/01/16                    271,772      280,250
Gold, Pool #E00996, 6.50%, 07/01/16                     96,147       99,146
Gold, Pool #E85387, 6.00%, 09/01/16                    976,216      990,899
Gold, Pool #E85800, 6.50%, 10/01/16                     98,073      101,132
Gold, Pool #E86183, 6.00%, 11/01/16                     72,242       73,329
Gold, Pool #E11207, 7.00%, 11/01/16                    500,050      522,501
Gold, Pool #E01083, 7.00%, 11/01/16                    116,528      121,741
Gold, Pool #E86533, 6.00%, 12/01/16                    206,683      209,792
Gold, Pool #C01095, 6.00%, 01/01/17                    247,781      251,508
Gold, Pool #E87584, 6.00%, 01/01/17                    280,246      284,461
Gold, Pool #E87446, 6.50%, 01/01/17                    136,607      140,833
Gold, Pool #E88076, 6.00%, 02/01/17                    148,732      150,930
Gold, Pool #C88768, 6.00%, 03/01/17                    797,236      809,227
Gold, Pool #C01138, 6.50%, 03/01/17                    198,824      204,975
Gold, Pool #E89151, 6.00%, 04/01/17                    199,981      202,937
Gold, Pool #E89347, 6.00%, 04/01/17                    100,000      101,478
Gold, Pool #C01139, 6.00%, 04/01/17                    500,000      507,391
Gold, Pool #E89203, 6.50%, 04/01/17                    199,981      206,168
Gold, Pool #C00351, 8.00%, 07/01/24                     40,273       42,958
Gold, Pool #D60780, 8.00%, 06/01/25                     62,709       66,811
Gold, Pool #D82854, 7.00%, 10/01/27                    199,154      206,284
Gold, Pool #C00566, 7.50%, 12/01/27                    245,403      257,936
Gold, Pool #C16221, 7.00%, 10/01/28                     19,770       20,466
Gold, Pool #C18271, 7.00%, 11/01/28                    232,682      240,874
Gold, Pool #C00738, 5.50%, 02/01/29                    100,332       96,929
Gold, Pool #C24416, 8.50%, 02/01/29                     34,144       36,679
Gold, Pool #C00836, 7.00%, 07/01/29                    209,265      216,221
Gold, Pool #C31282, 7.00%, 09/01/29                    129,700      134,011
Gold, Pool #C37436, 8.00%, 01/01/30                    155,807      164,843
Gold, Pool #E36306, 7.00%, 02/01/30                    300,000      309,649
Gold, Pool #C37703, 7.50%, 04/01/30                    299,085      312,522
Gold, Pool #C41385, 8.00%, 08/01/30                    250,025      264,050
Gold, Pool #C41561, 8.00%, 08/01/30                     93,575       98,824
Gold, Pool #C43550, 7.00%, 10/01/30                    446,370      460,726
Gold, Pool #C44017, 7.50%, 10/01/30                    114,667      119,818
Gold, Pool #C44978, 7.00%, 11/01/30                    285,379      294,557

                                                     PRINCIPAL
                                                       AMOUNT       VALUE
===========================================================================
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
Gold, Pool #C44957, 8.00%, 11/01/30                 $  170,285  $   179,837
Gold, Pool #C55715, 7.00%, 12/01/30                    133,575      137,871
Gold, Pool #C01116, 7.50%, 01/01/31                    317,140      331,388
Gold, Pool #C46808, 8.00%, 01/01/31                     65,322       68,987
Gold, Pool #C47287, 7.50%, 02/01/31                    349,756      365,469
Gold, Pool #C52940, 6.00%, 06/01/31                    296,769      293,546
Gold, Pool #C01209, 8.00%, 06/01/31                    175,226      185,055
Gold, Pool #C55455, 6.00%, 07/01/31                    380,973      376,871
Gold, Pool #G01315, 7.00%, 09/01/31                    195,000      201,272
Gold, Pool #C01222, 7.00%, 09/01/31                    559,832      577,828
Gold, Pool #C59308, 6.00%, 10/01/31                    365,735      361,797
Gold, Pool #C58647, 7.00%, 10/01/31                    139,702      144,193
Gold, Pool #C58694, 7.00%, 10/01/31                  1,383,329    1,427,797
Gold, Pool #59872, 6.00%, 11/01/31                     796,603      788,027
Gold, Pool #C01258, 6.00%, 11/01/31                     98,501       97,440
Gold, Pool #60294, 6.00%, 11/01/31                     446,062      441,260
Gold, Pool #607632, 6.50%, 11/01/31                     73,984       74,943
Gold, Pool #C60012, 7.00%, 11/01/31                    500,230      516,310
Gold, Pool #C01305, 7.50%, 12/01/31                    249,975      261,207
Gold, Pool #C62823, 6.00%, 01/01/32                    349,965      346,197
Gold, Pool #C62824, 6.00%, 01/01/32                    229,977      227,501
Gold, Pool #C01286, 6.00%, 01/01/32                    774,856      766,514
Gold, Pool #C62218, 7.00%, 01/01/32                    330,032      340,641
Gold, Pool #C01316, 6.00%, 03/01/32                    699,173      691,645
Gold, Pool #C64479, 6.00%, 03/01/32                    219,818      217,435
Gold, Pool #C01310, 6.50%, 03/01/32                  5,096,001    5,166,390
Gold, Pool #C65466, 6.50%, 03/01/32                  2,045,002    2,073,250
Gold, Pool #E66414, 6.00%, 04/01/32                    300,000      296,747
Gold, Pool #C66191, 6.50%, 04/01/32                    539,948      547,406
Gold, Pool #C66088, 6.50%, 04/01/32                    510,005      517,049
Gold, Pool #C66192, 6.50%, 04/01/32                    280,000      283,868
Gold, Pool #C01343, 6.50%, 04/01/32                  1,040,000    1,054,365
Gold, Pool #C65717, 7.50%, 04/01/32                    300,000      313,481
TBA, 6.50%, 05/01/32                                   600,000      607,500
                                                                -----------
                                                                 37,612,801
                                                                -----------
===========================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION (10.6%)
4.63%, 05/15/03                                        520,000      530,263
5.45%, 10/10/03                                         10,000       10,316
6.85%, 04/05/04                                         10,000       10,611
3.50%, 09/15/04                                      4,950,000    4,932,996
5.75%, 02/15/08                                      1,515,000    1,560,661
6.63%, 11/15/10                                      3,265,000    3,482,341
5.38%, 11/15/11                                        380,000      370,073
Pool #560868, 7.50%, 02/01/31                          215,050      224,712
Pool #607559, 6.50%, 11/01/31                          148,132      150,052
                                                                -----------
                                                                 11,272,025
                                                                -----------
===========================================================================
FINANCING CORPORATION (0.0%)
9.80%, 11/30/17                                         30,000       40,769
                                                                -----------


                                                       72 SEMIANNUAL REPORT 2002

================================================================================
U.S.  GOVERNMENT  AND  AGENCY  LONG-TERM  OBLIGATIONS  (CONTINUED)
================================================================================


                                                           PRINCIPAL
                                                             AMOUNT      VALUE
================================================================================
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (7.3%)
Pool #279461, 9.00%, 11/15/19                            $    38,266  $   42,101
Pool #780678, 6.50%, 11/15/27                                122,342     124,911
Pool #457801, 7.00%. 08/15/28                                247,385     256,277
Pool #490258, 6.50%, 02/15/29                                250,396     254,642
Pool #486936, 6.50%, 02/15/29                                264,284     268,766
Pool #487053, 7.00%, 03/15/29                                287,095     296,808
Pool #434505, 7.50%, 08/15/29                                 81,309      85,483
Pool #416538, 7.00%, 10/15/29                                178,143     184,170
Pool #525561, 8.00%, 01/15/30                                293,458     310,860
Pool #536334, 7.50%, 10/15/30                                 56,375      59,144
Pool #519020, 7.50%, 11/15/30                                177,263     185,968
Pool #540659, 7.00%, 01/15/31                                186,584     192,857
Pool #486019, 7.50%, 01/15/31                                192,225     201,649
Pool #528589, 6.50%, 03/15/31                                259,175     262,933
Pool #544470, 8.00%, 04/15/31                                493,583     522,877
Pool #541499, 6.50%, 07/15/31                                389,961     395,615
Pool #485879, 7.00%, 08/15/31                                394,569     407,835
Pool #781328, 7.00%, 09/15/31                                380,299     393,150
Pool #571267, 7.00%, 10/15/31                                318,124     328,821
Pool #570225, 6.00%, 11/15/31                                298,604     295,746
Pool #571267, 6.00%, 11/15/31                                297,044     294,201
Pool #568201, 6.50%, 11/15/31                                349,131     354,193
Pool #574837, 7.50%, 11/15/31                                506,118     530,930
Pool #555171, 6.50%, 12/15/31                                255,776     259,484
Pool #580972, 6.50%, 02/15/32                                396,278     402,012
Pool #584236, 6.50%, 03/15/32                                499,472     494,680
TBA, 6.50%, 05/01/32                                         200,000     202,688
TBA, 7.50%, 06/01/32                                         150,000     157,219
                                                                      ----------
                                                                       7,766,020
                                                                      ----------
================================================================================
TENNESSEE VALLEY AUTHORITY (0.1%)
6.25%, 12/15/17                                               85,000      85,898
                                                                      ----------
================================================================================
U.S.TREASURY BONDS (6.5%)
8.75%, 11/15/08                                               35,000      37,994
8.75%, 05/15/17                                            1,120,000   1,474,200
8.88%, 08/15/17                                              200,000     266,133
8.50%, 02/15/20                                            1,500,000   1,965,468
6.25%, 08/15/23                                            1,050,000   1,114,805
6.38%, 08/15/27                                            1,860,000   2,012,215
                                                                      ----------
                                                                       6,870,815
                                                                      ----------
================================================================================
U.S.TREASURY NOTES (8.7%)
5.75%, 11/30/02                                              495,000     505,886
4.25%, 05/31/03                                              915,000     933,513
3.63%, 08/31/03                                              150,000     151,934
4.75%, 02/15/04                                              815,000     839,163
5.88%, 02/15/04                                              100,000     104,867
5.25%, 05/15/04                                              285,000     296,222
6.00%, 08/15/04                                              255,000     269,434
5.88%, 11/15/04                                              820,000     865,228


                                                           PRINCIPAL
                                                             AMOUNT      VALUE
================================================================================
U.S.TREASURY NOTES (continued)
5.75%, 11/15/05                                          $ 2,675,000  $2,821,498
5.88%, 11/15/05                                              465,000     492,555
4.63%, 05/15/06                                              640,000     648,525
3.50%, 11/15/06                                              660,000     635,560
6.13%, 08/15/07                                               95,000     101,713
5.00%, 08/15/11                                              570,000     565,681
                                                                      ----------
                                                                       9,231,779
                                                                      ----------
TOTAL U.S. GOVERNMENT AND AGENCY
  LONG-TERM OBLIGATIONS                                               72,880,107
                                                                      ----------

================================================================================
CORPORATE BONDS (27.2%)
================================================================================

AEROSPACE (0.6%)
Lockheed Martin Corp., 7.25%, 05/15/06                       300,000     319,445
United Technologies Corp., 6.35%, 03/01/11                   300,000     307,532
                                                                      ----------
                                                                         626,977
                                                                      ----------
================================================================================
AIRLINES (0.4%)
Continental Airlines, 6.56%, 02/15/12                        395,000     403,950
Southwest Airlines Corp., 7.88%, 09/01/07                     24,000      26,386
                                                                      ----------
                                                                         430,336
                                                                      ----------
================================================================================
AUTOMOBILES (0.6%)
DaimlerChrysler, 6.40%, 05/15/06                             350,000     357,525
Ford Motor Co., 7.45%, 07/16/31                              250,000     235,524
                                                                      ----------
                                                                         593,049
                                                                      ----------
================================================================================
BANKING (4.7%)
Anadarko Finance Co., 6.50%, 08/01/11                        200,000     205,100
Andina de Fomento Corp., 6.88%, 03/21/02                     400,000     404,951
Banc One Corp., 7.88%, 08/01/10                              100,000     110,883
Bank of America, 5.88%, 02/15/09                             400,000     399,550
Bank One Corp., 6.88%, 08/01/06                              115,000     122,118
Bank One Corp., 8.00%, 04/29/27                              122,000     137,261
BB&T Corp., 7.00%, 05/15/11                                  300,000     306,436
BSCH Issuances Ltd., 7.63%, 09/14/10                         100,000     107,504
Citigroup, Inc., 5.70%, 06/02/04                             500,000     518,159
Deutsche Bank Financial, 7.50%, 04/25/09                     100,000     109,230
First Union Corp., 7.55%, 08/18/05                           220,000     237,761
FleetBoston Financial Corp., 7.25%, 09/15/05                 250,000     268,962
Inter-American Development Bank, 6.80%, 10/15/25             470,000     491,912
International Bank for Reconstruction and Development,
3.50%, 10/22/04                                              150,000     149,220
MBNA America Bank, 6.88%, 07/15/04                           250,000     260,444
Mellon Funding Corp., 6.88%, 03/01/03                        378,000     390,632
Wells Fargo & Company, 6.45%, 02/01/11                       200,000     204,869
Wells Fargo Company, 7.25%, 08/24/05                         400,000     432,196
                                                                      ----------
                                                                       4,857,188
                                                                      ----------


                                                       2002 SEMIANNUAL REPORT 73

STATEMENT  OF  INVESTMENTS  (Continued)
April  30,  2002  (Unaudited)
================================================================================


NATIONWIDE  BOND  INDEX  FUND  (Continued)

================================================================================
CORPORATE  BONDS  (CONTINUED)
================================================================================


                                                       PRINCIPAL
                                                         AMOUNT      VALUE
=============================================================================
CABLE TELEVISION (0.3%)
AT&T Corp., 8.25%, 01/15/03                               100,000  $  102,544
Comcast Cable Communications, 6.20%, 11/15/08             250,000     239,080
                                                                   ----------
                                                                      341,624
                                                                   ----------
=============================================================================
CHEMICALS (0.3%)
E.I. Dupont Nemour, 6.50%, 01/15/28                        90,000      88,076
Eastman Chemical, 7.00%, 04/15/12                         200,000     204,438
                                                                   ----------
                                                                      292,514
                                                                   ----------
=============================================================================
COMPUTERS (0.3%)
First Data Corp., 6.38%, 12/15/07                         350,000     369,039
                                                                   ----------
=============================================================================
DEPARTMENT STORES (0.6%)
Kimberly-Clark Corp., 7.10%, 08/01/07                     106,000     115,402
Target Corp., 10.00%, 01/01/11                            112,000     142,101
Target Corp., 7.00%, 07/15/31                              70,000      71,775
Wal-Mart Stores, Inc., 6.88%, 08/10/09                    300,000     321,504
                                                                   ----------
                                                                      650,782
                                                                   ----------
=============================================================================
ELECTRONICS (1.6%)
Exelon Corp., 6.75%, 05/01/2011                           180,000     181,894
Florida Power and Light, 6.88%, 12/01/05                  225,000     238,728
PPL Energy Supply, 6.40%, 11/01/11 (b)                    200,000     187,266
Progress Energy, Inc., 5.85%, 10/30/08                    320,000     313,086
Progress Energy, Inc., 7.00%, 10/30/31                    214,000     207,598
Raytheon Company, 6.30%, 03/15/05                         250,000     257,125
Scana Corp., 6.88%, 05/15/11                              350,000     364,670
                                                                   ----------
                                                                    1,750,367
                                                                   ----------
=============================================================================
FARM MACHINERY & EQUIPMENT (0.1%)
Deere & Co., 7.85%, 05/15/10                              130,000     141,502
                                                                   ----------
=============================================================================
FINANCIAL SERVICES (4.8%)
Ace Ina Holdings, 8.30%, 08/15/06                         250,000     276,649
American Express, 6.88%, 11/01/05                         100,000     106,239
Aristar, Inc., 7.38%, 09/01/04                            300,000     319,058
Associates Corp. of North America, 6.95%, 11/01/2018      200,000     204,824
Axa Financial, Inc., 7.75%, 08/01/10                      100,000     109,609
Bear Stearns Co., Inc., 7.63%, 02/01/05                   100,000     107,228
Capital One Bank, 6.88%, 02/01/06                         100,000     100,037
CitiFinancial Credit Co., 10.00%, 05/15/09                100,000     122,915
Citigroup, Inc., 6.50%, 02/07/06                          250,000     236,902
Ford Motor Credit Co., 6.88%, 02/01/06                    460,000     465,986
Ford Motor Credit Co., 7.38%, 02/01/11                    350,000     351,718
General Electric Cap Corp., 5.88%, 02/15/12               100,000      98,019
General Motors Acceptance Corp., 6.85%, 06/17/04          580,000     603,164
General Motors Acceptance Corp., 8.00%, 11/01/31          200,000     209,673
Goldman Sachs Group, Inc., 7.63%, 08/17/05                300,000     324,544
Household Finance Corp., 6.50%, 01/24/06                  350,000     358,936
Intl Lease Finance Corp., 5.35%, 05/03/04                 200,000     203,878
JP Morgan & Co., 6.25%, 01/15/09                          100,000     100,164


                                                       PRINCIPAL
                                                         AMOUNT      VALUE
=============================================================================
FINANCIAL SERVICES (continued)

Lehman Brothers Holdings, Inc., 6.63%, 04/01/04        $  200,000  $  209,119
Lehman Brothers Holdings, Inc., 7.88%, 08/15/10            97,000     104,444
Morgan Stanley Dean Witter, 7.13%, 01/15/03               100,000     103,188
Morgan Stanley Dean Witter, 7.75%, 06/15/05               200,000     217,178
                                                                   ----------
Textron Financial Corp., 5.95%, 03/15/04                  100,000     101,447
                                                                   ----------
                                                                    5,034,919
                                                                   ----------
=============================================================================
FOOD & RELATED (1.7%)
Anheuser-Busch Co, Inc., 6.00%, 11/01/41                  350,000     322,430
Kellogg Co., 6.00%, 04/01/06                              163,000     167,738
Kraft Foods, Inc., 5.63%, 11/01/2011                      350,000     338,411
Pepsi Bottling Holdings, Inc., 5.38%, 02/17/04 (b)        120,000     123,569
Pepsi Bottling Holdings, Inc., 5.63%, 02/17/09 (b)        157,000     155,329
Pepsico, 4.50%, 09/15/04                                   80,000      81,167
Safeway Stores, 7.25%, 02/01/31                           406,000     418,374
Safeways, Inc., 6.15%, 01/03/06                           150,000     154,170
                                                                   ----------
                                                                    1,761,188
                                                                   ----------
=============================================================================
HEALTHCARE (0.3%)
Tenet Healthcare Corp., 5.38%, 11/15/06                   350,000     344,800
                                                                   ----------
=============================================================================
INSURANCE (0.4%)
Allstate Corp., 5.38%, 12/01/06                           150,000     151,044
Metlife, Inc., 6.13%, 12/01/11                            250,000     249,456
                                                                   ----------
                                                                      400,500
                                                                   ----------
=============================================================================
MANUFACTURING (0.1%)
Tyco International Group, 6.88%, 01/15/29                 177,000     131,667
                                                                   ----------
=============================================================================
METALS (0.1%)
Alcoa, Inc., 6.75%, 05/01/11                              150,000     149,113
                                                                   ----------
=============================================================================
MULTIMEDIA (0.4%)
News America Holdings, Inc., 8.00%, 10/17/16              200,000     210,501
Time Warner Entertainment Co., 9.63%, 05/01/02            100,000     100,017
Time Warner, Inc., 6.88%, 06/15/18                        148,000     132,427
                                                                   ----------
                                                                      442,945
                                                                   ----------
=============================================================================
OIL & GAS (2.0%)
Apache Corp., 7.625%, 07/01/19                            400,000     434,999
Coastal Corp., 6.50%, 06/01/08                            100,000      98,641
Conoco, Inc., 6.35%, 04/15/09                             350,000     359,299
Consolidated Natural Gas, Inc., 6.25%, 11/01/11           150,000     147,049
El Paso Corp., 7.00%, 05/15/11                            100,000      99,384
Firstenergy Corp., 6.45%, 11/15/11                        250,000     236,182
Kinder Morgan, Inc., 6.65%, 03/1/05                       120,000     124,662
Phillips Petroleum Co., 8.75%, 05/25/10                   270,000     313,226
Praxair, Inc., 6.50%, 03/01/08                            180,000     187,233
Transocean Sedco Forex, Inc., 6.63%, 04/15/11             163,000     163,244
                                                                   ----------
                                                                    2,163,919
                                                                   ----------


                                                       SEMIANNUAL REPORT 2002 74

================================================================================
CORPORATE  BONDS  (CONTINUED)
================================================================================

                                                      PRINCIPAL
                                                        AMOUNT       VALUE
=============================================================================
PAPER & FOREST PRODUCTS (0.6%)
Abitibi Consolidated, Inc., 8.55%, 02/01/10           $   50,000  $    51,345
International Paper Co., 8.13%, 07/08/05                 270,000      292,770
Weyerhaeuser Corp., 5.50%, 03/15/05 (b)                  120,000      121,449
Weyerhaeuser Corp., 6.13%, 03/15/07 (b)                   35,000       35,398
Weyerhaeuser Corp., 5.95%, 11/01/08 (b)                  115,000      113,591
                                                                  -----------
                                                                      614,553
                                                                  -----------
=============================================================================
PHARMACEUTICALS (0.1%)
Abbott Laboratories, 5.63%, 07/01/06                     104,000      106,719
                                                                  -----------
=============================================================================
RAILROADS (0.2%)
Union Pacific Corp., 5.75%, 10/15/2007                   200,000      199,892
                                                                  -----------
=============================================================================
REAL ESTATE (0.4%)
Avalonbay Communities, Inc., 6.63%, 09/15/11             100,000       99,924
BRE Properties, Inc., 5.95%, 03/15/07                    140,000      139,618
Equity Residential Property's, 6.88%, 11/01/04           200,000      209,178
                                                                  -----------
                                                                      448,720
                                                                  -----------
=============================================================================
SOVEREIGN (3.3%)
British Columbia, 4.63%, 10/03/06                        350,000      346,492
Credit Suisse, Inc., 5.88%, 08/01/06                     100,000      101,703
Credit Suisse, Inc., 6.13%, 11/15/11                     200,000      193,425
Government of Canada, 5.25%, 11/05/08                    630,000      635,209
Kingdom of Sweden, 6.50%, 03/04/03                       350,000      361,151
Ontario Province, 5.50%, 10/01/08                        350,000      353,953
Province of Ontario, 7.38%, 01/27/03                     172,000      178,409
Province of Saskatchewan, 8.00%, 07/15/04                147,000      159,647
Quebec Providence, 7.50%, 09/15/29                       500,000      558,169
Republic of Finland, 5.88%, 02/27/06                     300,000      312,067
Republic of Italy, 4.38%, 10/25/06                       350,000      341,878
                                                                  -----------
                                                                    3,542,103
                                                                  -----------
=============================================================================
TELECOMMUNICATIONS (2.6%)
AT&T Wireless Services, Inc., 8.75%, 03/01/31            300,000      293,860
BellSouth Corp., 6.00%, 10/15/11                         141,000      136,141
Citizens Communications, 7.63%, 08/15/08                 350,000      348,478
Clear Channel Communications, Inc., 6.00%, 11/01/06      150,000      145,871
Dominion Resources, Inc., 8.13%, 06/15/10                219,000      241,105
GTE Corp., 6.84%, 04/15/18                               350,000      322,693
Qwest Capital Funding, Inc., 7.75%, 02/15/31             325,000      223,010
SBC Communications, 6.25%, 03/15/2011                    145,000      142,830
Sprint Capital Corp., 6.90%, 05/01/19                    350,000      285,471
Verizon Global Funding Corp., 6.75%, 12/01/05             50,000       51,660
Vodafone Airtouch PLC, 7.75%, 02/15/10                   350,000      374,294
WorldCom, Inc., 8.00%, 05/15/06                          300,000      147,000
WorldCom, Inc., 8.25%, 05/15/31                           60,000       26,400
                                                                  -----------
                                                                    2,738,813
                                                                  -----------
=============================================================================
TOBACCO (0.4%)
Philip Morris, 8.25%, 10/15/03                           350,000      372,425
                                                                  -----------


                                                      PRINCIPAL
                                                        AMOUNT       VALUE
=============================================================================
TRANSPORTATION (0.3%)
CSX Corp., 7.45%, 05/01/07                            $  180,000  $   193,604
Delta Air Lines, Inc., 10.38%, 02/01/11                  163,000      162,089
                                                                  -----------
                                                                      355,693
                                                                  -----------
TOTAL CORPORATE BONDS                                              28,861,347
                                                                  -----------
=============================================================================
COMMERCIAL MORTGAGE BACK SECURITY (1.9%)
=============================================================================

COMMERCIAL MBS (1.9%)

Security Life of Denver

TOTAL COMMERCIAL MORTGAGE BACK SECURITY                2,000,000    2,052,982
                                                                  -----------
                                                                    2,052,982
                                                                  -----------

=============================================================================
REPURCHASE AGREEMENT (2.7%)
=============================================================================

Fifth Third Bank, 1.69%, dated 04/30/02,
  due 05/01/02, repurchase price $2,891,693
  (Fully collateralized by
  Fannie Mae Securities)                               2,891,557    2,891,557
                                                                  -----------

TOTAL REPURCHASE AGREEMENT                                          2,891,557
                                                                  -----------

TOTAL INVESTMENTS (COST $107,064,123) (A) - 100.4%                106,685,993

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%                      (416,695)
                                                                  -----------

NET ASSETS - 100.0%                                              $106,269,298
                                                                 ============

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

     Unrealized appreciation                                     $   716,822

     Unrealized depreciation                                      (1,094,952)
                                                                 ------------
     Net unrealized depreciation                                 $  (378,130)
                                                                 ============

     Aggregate cost for federal income tax purposes is substantially the same.

(b) Represents a restricted security acquired and eligible for resale under rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

TBA To Be Announced.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                       2002 SEMIANNUAL REPORT 75

STATEMENTS  OF  ASSETS  AND  LIABILITIES
April  30,  2002  (Unaudited)
=========================================================================================================================


                                                 NATIONWIDE
                                                 NATIONWIDE      MID CAP      NATIONWIDE     NATIONWIDE      NATIONWIDE
                                                   S&P 500        MARKET      SMALL CAP     INTERNATIONAL    BOND INDEX
                                                 INDEX FUND     INDEX FUND    INDEX FUND     INDEX FUND         FUND
=========================================================================================================================
ASSETS:
Investments, at value (cost $563,495,653;
  58,533,735; $27,846,832; $72,667,462
  and $104,172,566; respectively)               $471,205,396   $63,745,692   $29,937,973   $   73,804,402   $103,794,436
Repurchase agreements, at cost                    27,206,202     6,760,781     4,504,558        5,627,132      2,891,557
                                                -------------  -----------   ------------  ---------------  -------------
     Total Investments                           498,411,598    70,506,473    34,442,531       79,431,534    106,685,993
                                                -------------  -----------   ------------  ---------------  -------------
Cash                                                       -             -             -               64         18,883
Foreign currency, at value (cost $0; $0; $0;
  $916,702 and $0; respectively)                           -             -             -          923,143              -
Interest and dividends receivable                    350,750        32,355        15,549          240,502      1,265,463
Receivable for capital shares issued                       -             -         1,001                -              -
Receivable for investments sold                            -         9,823         2,407                -        605,238
Unrealized appreciation on forward foreign
  currency contracts                                       -             -             -           53,262              -
Receivable from adviser                               42,108         6,121         6,205           12,783         10,898
Receivable for variation margin on futures
  contracts                                          347,475        87,675        91,800           29,897              -
Reclaims receivable                                        -             -             -           20,282              -
Prepaid expenses and other assets                     24,837        13,074        12,595           16,933         15,037
                                                -------------  -----------   ------------  ---------------  -------------
     Total Assets                                499,176,768    70,655,521    34,572,088       80,728,400    108,601,512
                                                -------------  -----------   ------------  ---------------  -------------
LIABILITIES:
Payable to custodian                                       -             -         5,509                -              -
Distributions payable                                      -             -             -                -        421,437
Payable for investments purchased                          -             -             -          167,856      1,866,841
Unrealized depreciation on forward foreign
  currency contracts                                       -             -             -            1,275              -
Accrued expenses and other payables
  Investment advisory fees                            54,018        11,715         5,392           17,274         18,583
  Fund administration and transfer agent fees         65,676         8,339         3,909           11,382         10,085
  Distribution fees                                   39,074         3,511         2,009            3,022          4,533
  Administrative servicing fees                       68,752         2,099         1,147            1,708          2,685
  Other                                               57,564        14,148         7,820            3,738          8,050
                                                -------------  -----------   ------------  ---------------  -------------
     Total Liabilities                               285,084        39,812        25,786          206,255      2,332,214
                                                -------------  -----------   ------------  ---------------  -------------
NET ASSETS                                      $498,891,684   $70,615,709   $34,546,302   $   80,522,145   $106,269,298
                                                =============  ===========   ============  ===============  =============
REPRESENTED BY:
Capital                                         $599,911,803   $64,875,656   $31,993,190   $   79,601,684   $106,854,238
Accumulated net investment income (loss)             261,061        28,669        28,572          320,453          1,074
Accumulated net realized gains (losses)
  from investment, futures and
  foreign currency transactions                   (7,472,076)      538,722       398,580         (522,377)      (207,884)
Net unrealized appreciation (depreciation)
  on investments, futures and translation
  of assets and liabilities denominated
  in foreign currencies                          (93,809,104)    5,172,662     2,125,960        1,122,385       (378,130)
                                                -------------  -----------   ------------  ---------------  -------------
NET ASSETS                                      $498,891,684   $70,615,709   $34,546,302   $   80,522,145   $106,269,298
                                                =============  ===========   ============  ===============  =============
NET ASSETS:
Class A Shares                                  $  4,553,428   $19,413,582   $10,172,031   $   14,373,102   $ 22,259,313
Class B Shares                                     2,730,315        40,658        77,142           87,324         16,620
Institutional Class Shares                       161,591,337    51,161,469    24,297,129       66,061,719     83,993,365
Service Class Shares                             284,388,096             -             -                -              -
Institutional Service Class Shares                45,530,767             -             -                -              -
Local Fund Shares                                     97,741             -             -                -              -
                                                -------------  -----------   ------------  ---------------  -------------
Total                                           $498,891,684   $70,615,709   $34,546,302   $   80,522,145   $106,269,298
                                                =============  ===========   ============  ===============  =============
SHARES OUTSTANDING (unlimited
  number of shares authorized):
Class A Shares                                       491,852     1,666,144     1,028,103        2,165,523      2,099,955
Class B Shares                                       296,252         3,509         7,825           13,273          1,568
Institutional Class Shares                        17,399,101     4,362,780     2,440,364        9,939,263      7,929,642
Service Class Shares                              30,746,137             -             -                -              -
Institutional Service Class Shares                 4,906,182             -             -                -              -
Local Fund Shares                                     10,504             -             -                -              -
                                                -------------  -----------   ------------  ---------------  -------------
Total                                             53,850,028     6,032,433     3,476,292       12,118,059     10,031,165
                                                =============  ===========   ============  ===============  =============
=========================================================================================================================

See notes to financial statements.


                                                       SEMIANNUAL REPORT 2002 76

                                                 NATIONWIDE
                                                 NATIONWIDE      MID CAP      NATIONWIDE     NATIONWIDE      NATIONWIDE
                                                   S&P 500        MARKET      SMALL CAP     INTERNATIONAL    BOND INDEX
                                                 INDEX FUND     INDEX FUND    INDEX FUND     INDEX FUND         FUND
=========================================================================================================================
NET ASSET VALUE:
Class A Shares                                  $       9.26   $     11.65   $      9.89   $         6.64   $      10.60
Class B Shares (a)                              $       9.22   $     11.59   $      9.86   $         6.58   $      10.60
Institutional Class Shares                      $       9.29   $     11.73   $      9.96   $         6.65   $      10.59
Service Class Shares                            $       9.25   $         -   $         -   $            -   $          -
Institutional Service Class Shares              $       9.28   $         -   $         -   $            -   $          -
Local Fund Shares                               $       9.31   $         -   $         -   $            -   $          -
MAXIMUM OFFERING PRICE PER SHARE
  (100%/100% - maximum
  sales charge) of net asset value
  adjusted to the nearest cent):
Class A Shares                                  $       9.82   $     12.36   $     10.49   $         7.05         11.25$
                                                -------------  ------------  ------------  ---------------  -------------
Maximum Sales Charge - Class A Shares                   5.75%         5.75%         5.75%            5.75%          5.75%
                                                =============  ============  ============  ===============  =============
=========================================================================================================================

(a) For Class B Shares, the redemption price per share varies by length of time shares are held.

See notes to financial statements.


                                                       2002 SEMIANNUAL REPORT 77

STATEMENTS  OF  OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)
================================================================================


                                                                        NATIONWIDE    NATIONWIDE    NATIONWIDE     NATIONWIDE
                                                                         S&P 500       MID CAP      SMALL CAP     INTERNATIONAL
                                                                        INDEX FUN       MARKET      INDEX FUND     INDEX FUND
                                                                                      INDEX FUND
================================================================================================================================
INVESTMENT INCOME:
Interest income                                                        $   301,276   $    43,179   $    23,189   $       36,634
Dividend income (net of foreign withholding tax of
    $286; $0; $0; $68,686 and $0; respectively)                          2,875,934       215,118       132,902          551,845
                                                                       ------------  ------------  ------------  ---------------
    Total Income                                                         3,177,210       258,297       156,091          588,479
                                                                       ------------  ------------  ------------  ---------------
EXPENSES:
Investment advisory fees                                                   297,797        51,741        23,741           83,177
Fund administration and transfer agent fees                                332,411        41,887        35,566           73,725
Distribution fees Class A                                                    4,881        14,086         8,524           17,509
Distribution fees Class B                                                   11,602            59           106              333
Distribution fees Service Class                                            339,263             -             -                -
Distribution fees Local Class                                                   36             -             -                -
Administrative servicing fees Class A                                            3         7,903         5,072           10,339
Administrative servicing fees Service Class                                339,263             -             -                -
Administrative servicing fees
    Institutional Service Class                                             55,883             -             -                -
Registration and filing fees                                                16,185        10,052         9,854           13,725
Other                                                                       87,089         5,919         3,773            9,696
                                                                       ------------  ------------  ------------  ---------------
    Total expenses before reimbursed expenses                            1,348,786       131,647        86,636          208,504
Expenses reimbursed                                                       (204,918)      (33,001)      (36,641)         (64,692)
                                                                       ------------  ------------  ------------  ---------------
    Total Expenses                                                       1,143,868        98,646        49,995          143,812
                                                                       ------------  ------------  ------------  ---------------
NET INVESTMENT INCOME (LOSS)                                             2,033,342       159,651       106,096          444,667
                                                                       ------------  ------------  ------------  ---------------
REALIZED / UNREALIZED GAINS (LOSSES)
    FROM INVESTMENTS:
Net realized gains (losses) on investment transactions                  (1,577,466)      155,605        40,771          123,163
Net realized gains (losses) on futures transactions                      1,435,595       614,094       375,007          107,485
Net realized gains (losses) on foreign currency transactions                     -             -             -           15,057
                                                                       ------------  ------------  ------------  ---------------
Net realized gains (losses) on investment,
    futures and foreign currency transactions                             (141,871)      769,699       415,778          245,705
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denominated in
    foreign currencies                                                     382,458     6,766,122     3,272,717        2,437,383
                                                                       ------------  ------------  ------------  ---------------

Net realized/unrealized gains (losses) on investments,
   futures and foreign currencies                                          240,587     7,535,821     3,688,495        2,683,088
                                                                       ------------  ------------  ------------  ---------------

CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                         $ 2,273,929   $ 7,695,472   $ 3,794,591   $    3,127,755
                                                                       ============  ============  ============  ===============

                                                                        NATIONWIDE
                                                                           BOND
                                                                        INDEX FUND
                                                                        -----------
INVESTMENT INCOME:
Interest income                                                          2,045,165
Dividend income (net of foreign withholding tax of
    $286; $0; $0; $68,686 and $0; respectively)                                  -
                                                                        -----------
    Total Income                                                         2,045,165
                                                                        -----------
EXPENSES:
Investment advisory fees                                                    85,939
Fund administration and transfer agent fees                                 67,380
Distribution fees Class A                                                   20,557
Distribution fees Class B                                                       54
Distribution fees Service Class                                                  -
Distribution fees Local Class                                                    -
Administrative servicing fees Class A                                       12,360
Administrative servicing fees Service Class                                      -
Administrative servicing fees
    Institutional Service Class                                                  -
Registration and filing fees                                                11,551
Other                                                                        8,811
                                                                        -----------
    Total expenses before reimbursed expenses                              206,652
Expenses reimbursed                                                        (48,206)
                                                                        -----------
    Total Expenses                                                         158,446
                                                                        -----------
NET INVESTMENT INCOME (LOSS)                                             1,886,719
                                                                        -----------
REALIZED / UNREALIZED GAINS (LOSSES)
    FROM INVESTMENTS:
Net realized gains (losses) on investment transactions                    (207,884)
Net realized gains (losses) on futures transactions                              -
Net realized gains (losses) on foreign currency transactions                     -
                                                                        -----------
Net realized gains (losses) on investment,
    futures and foreign currency transactions                             (207,884)
Net change in unrealized appreciation/depreciation on investments, futures and translation of assets and liabilities denominated in
    foreign currencies                                                  (1,575,794)
                                                                        -----------
Net realized/unrealized gains (losses) on investments,
   futures and foreign currencies                                       (1,783,678)
                                                                        -----------
CHANGE IN NET ASSETS RESULTING FROM
    OPERATIONS                                                         $   103,041
                                                                       ============
===================================================================================

See  notes  to  financial  statements.


                                                       SEMIANNUAL REPORT 2002 78

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
================================================================================

                                                                NATIONWIDE S&P 500             NATIONWIDE MID CAP
                                                                    INDEX FUND                 MARKET INDEX FUND
                                                     ============================================================
                                                      SIX MONTHS ENDED       YEAR ENDED        SIX MONTHS ENDED
                                                       APRIL 30, 2002     OCTOBER 31, 2001      APRIL 30, 2002
=================================================================================================================
                                                        (UNAUDITED)                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                         $       2,033,342   $       2,913,492   $           159,651
Net realized gains (losses) on investment
  and futures transactions                                    (141,871)         (5,623,361)              769,699
Net change in unrealized appreciation/depreciation
  on investments and futures                                   382,458         (99,594,424)            6,766,122
                                                     ------------------  ------------------  --------------------
Change in net assets resulting from operations               2,273,929        (102,304,293)            7,695,472
                                                     ------------------  ------------------  --------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                          (16,834)            (15,838)              (28,331)
Net realized gains on investments                                    -             (31,807)                    -

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                           (3,198)             (1,135)                  (12)
Net realized gains on investments                                    -             (17,757)                    -

DISTRIBUTIONS TO INSTITUTIONAL CLASS
  SHAREHOLDERS FROM:
Net investment income                                         (783,346)           (949,648)             (158,980)
Net realized gains on investments                                    -          (1,277,235)                    -

DISTRIBUTIONS TO SERVICE CLASS
    SHAREHOLDERS FROM:
Net investment income                                       (1,081,465)         (1,431,220)                    -
Net realized gains on investments                                    -          (2,834,191)                    -

DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS
    SHAREHOLDERS FROM:
Net investment income                                         (211,059)           (272,466)                    -
Net realized gains on investments                                    -            (463,945)                    -

DISTRIBUTIONS TO LOCAL FUND
    SHAREHOLDERS FROM:
Net investment income                                             (551)            (72,940)                    -
Net realized gains on investments                                    -            (154,404)                    -
                                                     ------------------  ------------------  --------------------
Change in net assets from shareholder
    distributions                                           (2,096,453)         (7,522,586)             (187,323)
                                                     ------------------  ------------------  --------------------
Change in net assets from capital transactions             116,508,979         164,726,629            27,355,497
                                                     ------------------  ------------------  --------------------
Change in net assets                                       116,686,455          54,899,750            34,863,646

NET ASSETS:
Beginning of period                                        382,205,229         327,305,479            35,752,063
                                                     ------------------  ------------------  --------------------
End of period                                        $     498,891,684   $     382,205,229   $        70,615,709
                                                     ==================  ==================  ====================


                                                      NATIONWIDE MID CAP              NATIONWIDE SMALL
                                                       MARKET INDEX FUND               CAP INDEX FUND
                                                     ===========================================================
                                                         YEAR ENDED        SIX MONTHS ENDED       YEAR ENDED
                                                      OCTOBER 31, 2001      APRIL 30, 2002     OCTOBER 31, 2001
================================================================================================================
                                                                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                         $          142,402   $         106,096   $          72,284
Net realized gains (losses) on investment
     and futures transactions                                  (107,859)            415,778              16,529
Net change in unrealized appreciation/depreciation
    on investments and futures                               (2,067,718)          3,272,717          (1,094,802)
                                                     -------------------  ------------------  ------------------
Change in net assets resulting from operations               (2,033,175)          3,794,591          (1,005,989)
                                                     -------------------  ------------------  ------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                           (35,894)            (18,955)            (12,050)
Net realized gains on investments                              (161,750)                  -                   -

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                                 -             (78) (b)                  -
Net realized gains on investments                                (1) (a)                  -                   -

DISTRIBUTIONS TO INSTITUTIONAL CLASS
    SHAREHOLDERS FROM:
Net investment income                                           (90,576)            (74,996)            (48,514)
Net realized gains on investments                              (393,621)                  -                   -

DISTRIBUTIONS TO SERVICE CLASS
    SHAREHOLDERS FROM:
Net investment income                                                 -                   -                   -
Net realized gains on investments                                     -                   -                   -

DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS
    SHAREHOLDERS FROM:
Net investment income                                                 -                   -                   -
Net realized gains on investments                                     -                   -                   -

DISTRIBUTIONS TO LOCAL FUND
    SHAREHOLDERS FROM:
Net investment income                                                 -                   -                   -
Net realized gains on investments                                     -                   -                   -
                                                     -------------------  ------------------  ------------------
Change in net assets from shareholder
    distributions                                              (681,842)            (94,029)            (60,564)
                                                     -------------------  ------------------  ------------------
Change in net assets from capital transactions               27,461,276          15,381,146          14,197,846
                                                     -------------------  ------------------  ------------------
Change in net assets                                         24,746,259          19,081,708          13,131,293

NET ASSETS:
Beginning of period                                          11,005,804          15,464,594           2,333,301
                                                     -------------------  ------------------  ------------------
End of period                                        $       35,752,063   $      34,546,302   $      15,464,594
                                                     ===================  ==================  ==================
================================================================================================================

(a) For the period from May 25, 2001 (commencement of operations) through October 31, 2001.

(b) For the period from November 29, 2001 (commencement of operations) through April 30, 2002.

See  notes  to  financial  statements.


                                                       2002 SEMIANNUAL REPORT 79

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
================================================================================

                                                                                    NATIONWIDE INTERNATIONAL INDEX FUND
                                                                                  =========================================
                                                                                   SIX MONTHS ENDED         YEAR ENDED
                                                                                    APRIL 30, 2002       OCTOBER 31, 2001
===========================================================================================================================
                                                                                      (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                                      $          444,667   $            79,446
Net realized gains (losses) on investment,
    futures and foreign currency transactions                                     $          245,705              (732,757)
Net change in unrealized appreciation/depreciation on investments, futures
    and translation of assets and liabilities denominated in foreign currencies            2,437,383            (1,100,661)
                                                                                  -------------------  --------------------
Change in net assets resulting from operations                                             3,127,755            (1,753,972)
                                                                                  -------------------  --------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                                                        (17,426)               (8,567)
Net realized gains on investments                                                                  -                     -


DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                                                              -                  (300)
Net realized gains on investments                                                                  -                     -

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
Net investment income                                                                       (126,674)              (59,882)
Net realized gains on investments                                                                  -                     -
                                                                                  -------------------  --------------------
Change in net assets from shareholder distributions                                         (144,100)              (68,749)
                                                                                  -------------------  --------------------
Change in net assets from capital transactions                                            34,180,274            42,038,923
                                                                                  -------------------  --------------------
Change in net assets                                                                      37,163,929            40,216,202

NET ASSETS:
Beginning of period                                                                       43,358,216             3,142,014
                                                                                  -------------------  --------------------
End of period                                                                     $       80,522,145   $        43,358,216
                                                                                  ===================  ====================


                                                                                         NATIONWIDE BOND INDEX FUND
                                                                                  ======================================
                                                                                   SIX MONTHS ENDED       YEAR ENDED
                                                                                    APRIL 30, 2002     OCTOBER 31, 2001
========================================================================================================================
                                                                                     (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                                       $      1,886,719   $         678,569
Net realized gains (losses) on investment,
    futures and foreign currency transactions                                              (207,884)             53,191
Net change in unrealized appreciation/depreciation on investments, futures
    and translation of assets and liabilities denominated in foreign currencies          (1,575,794)          1,198,945
                                                                                   -----------------  ------------------
Change in net assets resulting from operations                                              103,041           1,930,705
                                                                                   -----------------  ------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                                                      (367,108)           (155,269)
Net realized gains on investments                                                           (12,495)             (4,108)


DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                                                          (213)            (17) (a)
Net realized gains on investments                                                               (11)                  -

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
Net investment income                                                                    (1,519,399)           (523,283)
Net realized gains on investments                                                           (60,021)            (36,451)
                                                                                   -----------------  ------------------
Change in net assets from shareholder distributions                                      (1,959,247)           (719,128)
                                                                                   -----------------  ------------------
Change in net assets from capital transactions                                           52,672,319          42,126,308
                                                                                   -----------------  ------------------
Change in net assets                                                                     50,816,113          43,337,885

NET ASSETS:
Beginning of period                                                                      55,453,185          12,115,300
                                                                                   -----------------  ------------------
End of period                                                                      $    106,269,298   $      55,453,185
                                                                                   =================  ==================
========================================================================================================================

(a) For the period from October 12, 2001 (commencement of operations) through October 31, 2001.

See  notes  to  financial  statements.


                                                       80 SEMIANNUAL REPORT 2002

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding
================================================================================

NATIONWIDE  S&P  500  INDEX  FUND

                                               INVESTMENT ACTIVITIES                           DISTRIBUTIONS
                       ====================================================================================================
                        NET ASSET                  NET REALIZED
                          VALUE,                       AND
                        BEGINNING       NET         UNREALIZED      TOTAL FROM      NET            NET
                            OF       INVESTMENT    GAINS(LOSSES)    INVESTMENT   INVESTMENT      REALIZED        TOTAL
                          PERIOD    INCOME (LOSS)  ON INVESTMENTS   ACTIVITIES     INCOME         GAINS      DISTRIBUTIONS
===========================================================================================================================
CLASS A SHARES
Period Ended
  October 31, 2000 (d)  $    12.73          0.05            (0.24)       (0.19)       (0.08)             -           (0.08)
Year Ended
  October 31, 2001      $    12.46          0.06            (3.17)       (3.11)       (0.06)         (0.17)          (0.23)
Six Months Ended
   April 30, 2002
  (Unaudited)           $     9.12          0.03             0.15         0.18        (0.04)             -           (0.04)

CLASS B SHARES
Period Ended
  October 31, 2000 (d)  $    12.73         (0.01)           (0.25)       (0.26)       (0.05)             -           (0.05)
Year Ended
  October 31, 2001      $    12.42          0.01            (3.16)       (3.15)       (0.01)         (0.17)          (0.18)
Six Months Ended
  April 30, 2002
  (Unaudited)           $     9.09             -             0.14         0.14        (0.01)             -           (0.01)

INSTITUTIONAL
  CLASS SHARES
Period Ended
  October 31, 2000 (d)  $    12.73          0.09            (0.25)       (0.16)       (0.08)             -           (0.08)
Year Ended
  October 31, 2001      $    12.49          0.11            (3.17)       (3.06)       (0.11)         (0.17)          (0.28)
Six Months Ended
  April 30, 2002
  (Unaudited)           $     9.15          0.06             0.14         0.20        (0.06)             -           (0.06)

SERVICE CLASS
  SHARES
Period Ended
  October 31, 1999 (e)  $     9.66          0.09             2.25         2.34        (0.09)             -           (0.09)
Year Ended
  October 31, 2000      $    11.91          0.07             0.56         0.63        (0.07)         (0.02)          (0.09)
Year Ended
  October 31, 2001      $    12.45          0.07            (3.17)       (3.10)       (0.07)         (0.17)          (0.24)
Six Months Ended
  April 30, 2002
  (Unaudited)           $     9.11          0.03             0.15         0.18        (0.04)             -           (0.04)

INSTITUTIONAL
  SERVICE CLASS
  SHARES
Period Ended
  October 31, 1999 (e)  $     9.66          0.10             2.27         2.37        (0.09)             -           (0.09)
Year Ended
  October 31, 2000      $    11.94          0.08             0.56         0.64        (0.08)         (0.02)          (0.10)
Year Ended
  October 31, 2001      $    12.48          0.08            (3.17)       (3.09)       (0.08)         (0.17)          (0.25)
Six Months Ended
  April 30, 2002
  (Unaudited)           $     9.14          0.03             0.16         0.19        (0.05)             -           (0.05)

LOCAL FUND
  SHARES
Period Ended
  October 31, 1998 (f)  $    10.00          0.04            (0.35)       (0.31)       (0.03)             -           (0.03)
Year Ended
  October 31,  1999     $     9.66          0.12             2.27         2.39        (0.10)             -           (0.10)
Year Ended
  October 31, 2000      $    11.95          0.11             0.54         0.65        (0.10)         (0.02)          (0.12)
Year Ended
  October 31, 2001      $    12.48          0.07            (3.14)       (3.07)       (0.07)         (0.17)          (0.24)
Six Months Ended
  April 30, 2002
  (Unaudited)           $     9.17          0.05             0.14         0.19        (0.05)             -           (0.05)


                                                                     RATIOS / SUPPLEMENTAL DATA
                        =========================================================================================================
                                                                                    RATIO OF NET
                             NET                         NET          RATIO OF       INVESTMENT       RATIO OF
                            ASSET                       ASSETS       EXPENSES TO    INCOME (LOSS)     EXPENSES
                            VALUE,        TOTAL        AT END OF       AVERAGE       TO AVERAGE        AVERAGE        PORTFOLIO
                        END OF PERIOD   RETURN (a)   PERIOD (000s)    NET ASSETS     NET ASSETS      NET ASSETS (b)  TURNOVER (c)
=================================================================================================================================
CLASS A SHARES
Period Ended            $        12.46    5.71% (g)  $        2,214     0.63% (h)        0.47% (h)    0.88% (h)         9.72%
  October 31, 2000 (d)
Year Ended              $         9.12     (25.24%)  $        3,237     0.63%            0.70%        1.03%             1.85%
  October 31, 2001
Six Months Ended        $         9.26    1.97% (g)  $        4,553     0.55% (h)        0.83% (h)    0.64% (h)         0.41%
   April 30, 2002
  (Unaudited)

CLASS B SHARES
Period Ended            $        12.42    5.17% (g)  $          987     1.23% (h)      (0.12%) (h)    2.05% (h)         9.72%
  October 31, 2000 (d)
Year Ended              $         9.09     (25.65%)  $        1,879     1.23%            0.11%        2.21%             1.85%
  October 31, 2001
Six Months Ended        $         9.22    1.57% (g)  $        2,730     1.23% (h)        0.15% (h)    1.45% (h)         0.41%
  April 30, 2002
  (Unaudited)

INSTITUTIONAL
  CLASS SHARES
Period Ended            $        12.49    6.01% (g)  $       92,190     0.23% (h)        0.83% (h)   0.30% (h)         9.72%
  October 31, 2000 (d)
Year Ended              $         9.15     (24.84%)  $      107,955     0.23%            1.10%       0.29%             1.85%
  October 31, 2001
Six Months Ended        $         9.29    2.11% (g)  $      161,591     0.23% (h)        1.15% (h)   0.32% (h)         0.41%
  April 30, 2002
  (Unaudited)

SERVICE CLASS
  SHARES
Period Ended            $        11.91   24.27% (g)  $       72,049     0.63% (h)        0.69% (h)   0.83% (h)        55.07%
  October 31, 1999 (e)
Year Ended              $        12.45        5.25%  $      189,443         0.63%        0.54%       0.70%             9.72%
  October 31, 2000
Year Ended              $         9.11     (25.22%)  $      233,943         0.63%        0.70%       0.69%             1.85%
  October 31, 2001
Six Months Ended        $         9.25    1.93% (g)  $      284,388     0.63% (h)        0.76% (h)   0.72% (h)         0.41%
  April 30, 2002
  (Unaudited)

INSTITUTIONAL
  SERVICE CLASS
  SHARES
Period Ended            $        11.94   24.64% (g)  $       17,389     0.48% (h)        0.87% (h)   0.67% (h)        55.07%
  October 31, 1999 (e)
Year Ended              $        12.48        5.37%  $       31,917         0.48%        0.69%       0.55%             9.72%
  October 31, 2000
Year Ended              $         9.14     (25.04%)  $       35,097         0.48%        0.84%       0.54%             1.85%
  October 31, 2001
Six Months Ended        $         9.28    2.00% (g)  $       45,531     0.48% (h)        0.91% (h)   0.57% (h)         0.41%
  April 30, 2002
  (Unaudited)

LOCAL FUND
  SHARES
Period Ended            $         9.66  (3.08%) (g)  $       22,325     0.35% (h)        1.55% (h)   0.64% (h)         3.07%
  October 31, 1998 (f)
Year Ended              $        11.95       24.85%  $       30,674         0.35%        1.05%       0.52%            55.07%
  October 31,  1999
Year Ended              $        12.48        5.43%  $       10,555         0.35%        0.84%       0.38%             9.72%
  October 31, 2000
Year Ended              $         9.17     (24.91%)  $           96         0.35%        0.94%       0.37%             1.85%
  October 31, 2001
Six Months Ended        $         9.31    2.07% (g)  $           98     0.33% (h)        1.07% (h)   0.39% (h)         0.41%
  April 30, 2002
  (Unaudited)
============================================================================================================================

(a)  Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.

(e) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.

(f) For the period from July 24, 1998 (commencement of operations) through October 31, 1998.

(g)  Not  annualized.

(h)  Annualized.

See  notes  to  financial  statements.


                                                       2002 SEMIANNUAL REPORT 81

FINANCIAL  HIGHLIGHTS
Selected  Data  for  Each  Share  of  Capital  Outstanding
================================================================================


NATIONWIDE  MID  CAP  MARKET  INDEX  FUND

                                               INVESTMENT ACTIVITIES                               DISTRIBUTIONS
                     ==========================================================================================================
                       NET ASSET                    NET REALIZED
                        VALUE,           NET       AND UNREALIZED   TOTAL FROM
                     BEGINNING OF    INVESTMENT    GAINS (LOSSES)   INVESTMENT   NET INVESTMENT    NET REALIZED       TOTAL
                        PERIOD      INCOME (LOSS)  ON INVESTMENTS   ACTIVITIES       INCOME           GAINS       DISTRIBUTIONS
===============================================================================================================================
CLASS A SHARES
Period Ended
  October 31,
  2000 (d)           $       10.00          0.09             1.76         1.85            (0.08)              -           (0.08)
Year Ended
  October 31,
  2001               $       11.77          0.07            (1.50)       (1.43)           (0.08)          (0.47)          (0.55)
Six Months
  Ended April
  30, 2002
  (Unaudited)        $        9.79          0.01             1.88         1.89            (0.03)              -           (0.03)

CLASS B SHARES
Period Ended
  October 31,
  2001 (e)           $       11.62             -            (1.83)       (1.83)               -           (0.05)          (0.05)
Six Months
  Ended April
  30, 2002
  (Unaudited)        $        9.74         (0.02)            1.88         1.86            (0.01)              -           (0.01)

INSTITUTIONAL CLASS SHARES
Period Ended
  October 31,
  2000 (d)           $       10.00          0.14             1.76         1.90            (0.10)              -           (0.10)
Year Ended
  October 31, 2001   $       11.80          0.10            (1.49)       (1.39)           (0.10)          (0.47)          (0.57)
Six Months
  Ended April
  30, 2002
  (Unaudited)        $        9.84          0.04             1.90         1.94            (0.05)              -           (0.05)


                                                                         RATIOS / SUPPLEMENTAL DATA
                     ===========================================================================================================
                                                                                     RATIO OF NET
                                                                       RATIO OF       INVESTMENT       RATIO OF
                       NET ASSET                     NET ASSETS      EXPENSES TO     INCOME (LOSS)   EXPENSES TO
                         VALUE,         TOTAL        AT END OF         AVERAGE        TO AVERAGE       AVERAGE       PORTFOLIO
                     END OF PERIOD    RETURN (a)   PERIOD (000s)      NET ASSETS      NET ASSETS    NET ASSETS (b)  TURNOVER (c)
================================================================================================================================
CLASS A SHARES
Period Ended
  October 31,
  2000 (d)           $        11.77    18.51% (f)  $        3,049         0.81% (g)      0.95% (g)       3.12% (g)        35.19%
Year Ended
  October 31,
  2001               $         9.79      (12.57%)  $        9,028         0.81%          0.56%           1.27%           119.76%
Six Months
  Ended April
  30, 2002
  (Unaudited)        $        11.65    19.36% (f)  $       19,414         0.77% (g)      0.34% (g)       0.85% (g)         7.57%

CLASS B SHARES
Period Ended
  October 31,
  2001 (e)           $         9.74  (16.05%) (f)  $            6         1.41% (g)    (0.38%) (g)       3.66% (g)       119.76%
Six Months
  Ended April
  30, 2002
  (Unaudited)        $        11.59     19.13%(f)  $           41         1.35% (g)    (0.31%) (g)       1.51% (g)         7.57%

INSTITUTIONAL CLASS SHARES
Period Ended
  October 31,
  2000 (d)           $        11.80    19.03% (f)  $        7,957         0.31% (g)      1.49% (g)       2.76% (g)        35.19%
Year Ended
  October 31, 2001   $         9.84      (12.17%)  $       26,719         0.31%          1.08%           1.00%           119.76%
Six Months
  Ended April
  30, 2002
  (Unaudited)        $        11.73    19.77% (f)  $       51,161         0.31% (g)      0.79% (g)       0.47% (g)         7.57%
================================================================================================================================

(a)  Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.

(e) For the period from May 25, 2001 (commencement of operations) through October 31, 2001.

(f)  Not  annualized.

(g)  Annualized.

See  notes  to  financial  statements.


                                                       82 SEMIANNUAL REPORT 2002


NATIONWIDE SMALL CAP INDEX FUND

                                                  INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                         ==========================================================================================
                           NET ASSET                    NET REALIZED
                            VALUE,           NET       AND UNREALIZED   TOTAL FROM
                         BEGINNING OF    INVESTMENT    GAINS (LOSSES)   INVESTMENT   NET INVESTMENT       TOTAL
                            PERIOD      INCOME (LOSS)  ON INVESTMENTS   ACTIVITIES       INCOME       DISTRIBUTIONS
===================================================================================================================
CLASS A SHARES
Period Ended
  October 31,
  2000 (d)               $       10.00          0.07            (0.34)       (0.27)           (0.06)          (0.06)
Year Ended
  October 31, 2001       $        9.67          0.07            (1.32)       (1.25)           (0.08)          (0.08)
Six Months
  Ended April 30, 2002
  (Unaudited)            $        8.34          0.02             1.56         1.58            (0.03)          (0.03)

CLASS B SHARES
Period Ended April
  30, 2002 (e) (f)
  (Unaudited)            $        8.84         (0.03)            1.08         1.05            (0.03)          (0.03)

INSTITUTIONAL CLASS SHARES
Period Ended
  October 31,
  2000 (d)               $       10.00          0.09            (0.32)       (0.23)           (0.07)          (0.07)
Year Ended
  October 31,
  2001                   $        9.70          0.11            (1.32)       (1.21)           (0.11)          (0.11)
Six Months
  Ended April
  30, 2002
  (Unaudited)            $        8.38          0.04             1.58         1.62            (0.04)          (0.04)


                                                                             RATIOS / SUPPLEMENTAL DATA
                         =========================================================================================================
                                                                                       RATIO OF NET
                                                                         RATIO OF       INVESTMENT       RATIO OF
                           NET ASSET                    NET ASSETS      EXPENSES TO    INCOME (LOSS)   EXPENSES TO
                             VALUE,         TOTAL       AT END OF         AVERAGE       TO AVERAGE       AVERAGE       PORTFOLIO
                         END OF PERIOD   RETURN (a)   PERIOD (000s)     NET ASSETS      NET ASSETS    NET ASSETS (b)  TURNOVER (c)
==================================================================================================================================
CLASS A SHARES
Period Ended
  October 31,
  2000 (d)               $         9.67  (2.71%) (g)  $           32        0.79% (h)      1.00% (h)     329.04% (h)        48.27%
Year Ended
  October 31, 2001       $         8.34     (12.95%)  $        4,098        0.79%          0.75%           1.64%            50.19%
Six Months
  Ended April 30, 2002
  (Unaudited)            $         9.89   18.94% (g)  $       10,172        0.74% (h)      0.56% (h)       1.01% (h)         1.99%

CLASS B SHARES
Period Ended April
  30, 2002 (e) (f)
  (Unaudited)            $         9.86   11.89% (g)  $           77        1.31% (h)    (0.05%) (h)       1.55% (h)         1.99%

INSTITUTIONAL CLASS SHARES
Period Ended
  October 31,
  2000 (d)               $         9.70  (2.30%) (g)  $        2,301        0.29% (h)      1.69% (h)      19.76% (h)        48.27%
Year Ended
  October 31,
  2001                   $         8.38     (12.54%)  $       11,366        0.29%          1.30%           1.94%            50.19%
Six Months
  Ended April
  30, 2002
  (Unaudited)            $         9.96   19.40% (g)  $       24,297        0.29% (h)      1.03% (h)       0.61% (h)         1.99%
==================================================================================================================================

(a)  Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.

(e) For the period from November 29, 2001 (commencement of operations) through April 30, 2002.

(f) Net investment income (loss) is based on average shares outstanding during the period.

(g)  Not annualized.

(h)  Annualized.

See notes to financial statements.


                                                       2002 SEMIANNUAL REPORT 83

FINANCIAL HIGHLIGHTS
Selected Data for Each Share of Capital Outstanding
================================================================================


NATIONWIDE INTERNATIONAL INDEX FUND

                                             INVESTMENT ACTIVITIES                           DISTRIBUTIONS
                         ==========================================================================================
                           NET ASSET                    NET REALIZED
                            VALUE,           NET       AND UNREALIZED   TOTAL FROM
                         BEGINNING OF    INVESTMENT    GAINS (LOSSES)   INVESTMENT   NET INVESTMENT       TOTAL
                            PERIOD      INCOME (LOSS)  ON INVESTMENTS   ACTIVITIES       INCOME       DISTRIBUTIONS
===================================================================================================================
CLASS A SHARES
Period Ended
  October 31, 2000 (d)   $       10.00           0.06           (1.36)       (1.30)           (0.05)          (0.05)
Year Ended
  October 31, 2001       $        8.65           0.08           (2.28)       (2.20)           (0.08)          (0.08)
Six Months
  Ended April 30, 2002
  (Unaudited)            $        6.37           0.03            0.25         0.28            (0.01)          (0.01)

CLASS B SHARES
Period Ended
  October 31, 2000 (d)   $       10.00           0.02           (1.38)       (1.36)           (0.02)          (0.02)
Year Ended
  October 31, 2001       $        8.62           0.04           (2.30)       (2.26)           (0.04)          (0.04)
Six Months
  Ended April 30, 2002
  (Unaudited)            $        6.32           0.01            0.25         0.26                -               -

INSTITUTIONAL CLASS SHARES
Period Ended
  October 31, 2000 (d)   $       10.00           0.09           (1.35)       (1.26)           (0.08)          (0.08)
Year Ended
  October 31, 2001       $        8.66           0.10           (2.29)       (2.19)           (0.10)          (0.10)
Six Months
  Ended April 30, 2002
  (Unaudited)            $        6.37           0.05            0.25         0.30            (0.02)          (0.02)


                                                                       RATIOS / SUPPLEMENTAL DATA
                         ==========================================================================================================
                                                                                        RATIO OF NET
                                                                          RATIO OF       INVESTMENT       RATIO OF
                           NET ASSET                     NET ASSETS      EXPENSES TO    INCOME (LOSS)   EXPENSES TO
                             VALUE,         TOTAL        AT END OF         AVERAGE       TO AVERAGE       AVERAGE       PORTFOLIO
                         END OF PERIOD    RETURN (A)   PERIOD (000S)     NET ASSETS      NET ASSETS    NET ASSETS (B)  TURNOVER (C)
===================================================================================================================================
CLASS A SHARES
Period Ended
  October 31, 2000 (d)   $         8.65  (13.03%) (e)  $          230        0.86% (f)      1.01% (f)      49.77% (f)         5.66%
Year Ended
  October 31, 2001       $         6.37      (25.44%)  $       10,877            0.86%      1.17%           3.97%            30.18%
Six Months
  Ended April 30, 2002
  (Unaudited)            $         6.64     4.20% (e)  $       14,373        0.82% (f)      0.92% (f)       0.98% (f)         4.80%

CLASS B SHARES
Period Ended
  October 31, 2000 (d)   $         8.62  (13.62%) (e)  $           53        1.46% (f)      0.39% (f)      63.29% (f)         5.66%
Year Ended
  October 31, 2001       $         6.32      (26.17%)  $           59            1.46%      0.42%           7.41%            30.18%
Six Months
  Ended April 30, 2002
  (Unaudited)            $         6.58     3.95% (e)  $           87        1.42% (f)      0.40% (f)       1.93% (f)         4.80%

INSTITUTIONAL CLASS SHARES
Period Ended
  October 31, 2000 (d)   $         8.66  (12.65%) (e)  $        2,858        0.36% (f)      1.16% (f)       8.18% (f)         5.66%
Year Ended
  October 31, 2001       $         6.37      (25.28%)  $       32,422            0.36%      1.42%           2.60%            30.18%
Six Months
  Ended April 30, 2002
  (Unaudited)            $         6.65     4.49% (e)  $       66,062        0.36% (f)      1.60% (f)       0.58% (f)         4.80%
===================================================================================================================================

(a)  Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.

(e)  Not annualized.

(f)  Annualized.

See notes to financial statements.


                                                       84 SEMIANNUAL REPORT 2002

NATIONWIDE BOND INDEX FUND

                                            INVESTMENT ACTIVITIES                                DISTRIBUTIONS
                       =======================================================================================================
                       NET ASSET                   NET REALIZED
                         VALUE,         NET       AND UNREALIZED   TOTAL FROM
                       BEGINNING    INVESTMENT    GAINS (LOSSES)   INVESTMENT   NET INVESTMENT    NET REALIZED       TOTAL
                       OF PERIOD   INCOME (LOSS)  ON INVESTMENTS   ACTIVITIES       INCOME           GAINS       DISTRIBUTIONS
==============================================================================================================================
CLASS A SHARES
Period Ended October
  31, 2000 (d)         $    10.00           0.50            0.08         0.58            (0.50)              -           (0.50)
Year Ended October
  31, 2001             $    10.08           0.57            0.93         1.50            (0.57)          (0.08)          (0.65)
Six Months Ended
  April 30, 2002
  (Unaudited)          $    10.93           0.23           (0.32)       (0.09)           (0.23)          (0.01)          (0.24)

CLASS B SHARES
Period Ended October
  31, 2000 (e)         $    10.75           0.02            0.18         0.20            (0.02)              -           (0.02)
Six Months Ended
  April 30, 2002
  (Unaudited)          $    10.93           0.20           (0.32)       (0.12)           (0.20)          (0.01)          (0.21)

INSTITUTIONAL CLASS SHARES
Period Ended October
  31, 2000 (d)         $    10.00           0.54            0.09         0.63            (0.54)              -           (0.54)
Year Ended October
  31, 2001             $    10.09           0.63            0.91         1.54            (0.63)          (0.08)          (0.71)
Six Months Ended
  April 30, 2002
  (Unaudited)          $    10.92           0.26           (0.32)       (0.06)           (0.26)          (0.01)          (0.27)


                                                                           RATIOS/SUPPLEMENTAL DATA
                       ========================================================================================================
                                                                                   RATIO OF NET
                                                                      RATIO OF      INVESTMENT        RATIO OF
                         NET ASSET                    NET ASSETS    EXPENSES TO    INCOME (LOSS)    EXPENSES TO
                           VALUE,         TOTAL       AT END OF       AVERAGE       TO AVERAGE        AVERAGE       PORTFOLIO
                       END OF PERIOD   RETURN (a)   PERIOD (000s)    NET ASSETS     NET ASSETS     NET ASSETS (b)  TURNOVER (c)
===============================================================================================================================
CLASS A SHARES
Period Ended October
  31, 2000 (d)         $        10.08    5.92% (f)  $        8,352     0.81% (g)        6.06% (g)       3.48% (g)        35.74%
Year Ended October
  31, 2001             $        10.93       15.28%  $        9,693         0.81%            5.04%           1.12%       150.27%
Six Months Ended
  April 30, 2002
  (Unaudited)          $        10.60  (0.75%) (f)  $       22,259     0.76% (g)        4.47% (g)       0.84% (g)        38.15%

CLASS B SHARES
Period Ended October
  31, 2000 (e)         $        10.93    1.85% (f)  $           10     1.41% (g)        3.05% (g)       1.63% (g)       150.27%
Six Months Ended
  April 30, 2002
  (Unaudited)          $        10.60  (1.04%) (f)  $           17     1.36% (g)        3.87% (g)       1.42% (g)        38.15%

INSTITUTIONAL CLASS SHARES
Period Ended October
  31, 2000 (d)         $        10.09    6.47% (f)  $        3,763     0.31% (g)        6.49% (g)      10.87% (g)        35.74%
Year Ended October
  31, 2001             $        10.92       15.71%  $       45,750         0.31%            5.51%           1.10%       150.27%
Six Months Ended
  April 30, 2002
  (Unaudited)          $        10.59  (0.52%) (f)  $       83,993     0.31% (g)        4.93% (g)       0.45% (g)        38.15%
===============================================================================================================================

(a)  Excludes sales charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.

(e) For the period from October 12, 2001 (commencement of operations) through October 31, 2001.

(f)  Not annualized.

(g)  Annualized.

See notes to financial statements.


                                                       2002 SEMIANNUAL REPORT 85

GARTMORE  MORLEY  CAPITAL                      Service Class symbol: MCAFX
ACCUMULATION  FUND                             Institutional Class symbol: MCAIX
                                               IRA Class symbol: NMIRX
================================================================================


HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2002, the Fund outperformed its benchmark, returning 2.87%* versus 0.82% for the Lipper Money Market Fund Index. For the trailing 12 months, the Fund returned 5.85%*, outperforming the Index, which returned 2.55%. For broader comparison purposes, the S&P 500 Index returned 2.31% for the six-month period.

WHAT  MARKET/ECONOMIC  FACTORS  INFLUENCED  THE  PORTFOLIOS
PERFORMANCE?

During the period, bond yields were volatile and rose steadily as the U.S. economy began recovering from a mild recession. The Fund continued to grow as net assets increased by $17.5 million or 41% to close at $60 million. Net deposits were redeployed across various attractively priced asset sectors, including callable agencies, residential and commercial mortgage-backed securities, and home equity loan assetbacked securities.

This strategy allowed the Fund to maintain its yield advantage versus the Money Market Fund Index, which continued to be affected by the Federal Reserves monetary policy. While yields available on new purchases have been trending upward, they are still below the Funds average yield. As a result, the 30-day SEC yield for the Fund declined by 37 basis points to 4.58%. However, this decline was far less than that of competing funds and is still very competitive as compared to the Funds benchmark.

WHAT  SECTORS/HOLDINGS  ENHANCED  OR  DETRACTED  FROM
PERFORMANCE?

The Funds book value maintenance agreements (or wrap contracts) enabled it to maintain net asset value at a constant $10.00 per share during an extremely volatile quarter in the fixed-income markets. The Funds wrap contracts continue to work as intended to absorb any fluctuation in the market value of the Funds securities holdings. In addition, the Funds yield advantage, derived from holding high-quality, two- to five-year maturity fixed-income assets, contributed to the Funds outperformance versus its benchmark.

HOW  IS  THE  FUND  POSITIONED?

We see the economy continuing its recovery. The Federal Reserve has signaled that it may raise interest rates later this year as a pre-emptive strike against inflationary pressures. The Fund does not anticipate any material near-term change in investment style or strategy, which seeks to find investments offering a high level of income during interest-rate cycles. The Funds investment focus is likely to remain on high-quality federal agency and AAA-rated securities that combine top-notch credit quality with relatively steady cash flows and relatively stable duration. Prices of these assets should remain stable due to the book value of wrap contracts.

PORTFOLIO MANAGERS: PERPETUA M. PHILLIPS AND PARKER D. BRIDGEPORT

* PERFORMANCE OF INSTITUTIONAL CLASS SHARES ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.


PORTFOLIO MARKET VALUE $60,945,422

APRIL 30, 2002


AVERAGE  ANNUAL  TOTAL  RETURN
(For Periods Ended April 30, 2002)

YEARS                                                      1        INCEPTION(1)
================================================================================
Service Class Shares                                     5.42%             5.39%
--------------------------------------------------------------------------------
Institutional Class Shares                               5.85%             5.81%
--------------------------------------------------------------------------------
IRA Shares                                               5.43%             5.39%
--------------------------------------------------------------------------------

There are no sales charges on the shares of the Gartmore Morley Capital Accumulation Fund.

1    Fund commenced operations on February 1, 1999.

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $10.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[GRAPHIC OMITTED]

                                                    Lipper Money
                          Institutional                Market
Date       Service Class      Class      IRA Class   Fund Index        CPI
1-Feb-99        10000          10000         10000         10000      10000
31-Oct-99       10360          10391         10360         10344      10237
31-Oct-00       10931          11007         10930         10946      10590
31-Oct-01       11548          11674         11546         11436      10816
30-Apr-02       11855          12009         11854         11529      10935

Comparative performance of $10,000 invested in the Nationwide Morley Capital Accumulation Fund, the Lipper Money Market Fund Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, these indices do not reflect any fees or expenses.

(a) The Lipper Money Market Fund Index generally reflects the return on selected Money Market Mutual Funds maintaining a constant price per share.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                       2002 SEMIANNUAL REPORT 86

STATEMENT  OF  INVESTMENTS
April  30,  2002  (Unaudited)
================================================================================


GARTMORE  MORLEY  CAPITAL  ACCUMULATION  FUND

ASSET BACKED SECURITIES (6.7%)
======================================================================================
                                                              PRINCIPAL
                                                               AMOUNT       VALUE
======================================================================================
Chase Funding Mortgage Loan, 5.04%,
  12/25/23, Series 2002-1                                     $2,000,000  $ 2,010,000
Residential Asset Securities Corp., 5.23%,
  06/25/27, Series 2002-KS2                                    2,000,000    2,025,609
                                                                          ------------
TOTAL ASSET BACKED SECURITIES                                               4,035,609
                                                                          ------------

COMMERCIAL MORTGAGE BACKED SECURITIES (6.9%)
======================================================================================

Bear Stearns Commercial Mortgage Securities,
  5.92%, 10/15/36                                              1,993,093    2,032,885
Chase Commercial Mortgage Securities Corp.,
  6.03%, 11/18/30, Series 1998-2                               2,061,747    2,132,494
                                                                          ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES                                 4,165,379
                                                                          ------------

CORPORATE BONDS (10.3%)
======================================================================================

FINANCIAL SERVICES (10.3%)
Associates Corp., 6.69%, 04/01/03                                950,000      984,314
Bank of America Corp., 5.75%, 03/01/04                           950,000      983,980
Commercial Credit Co., 6.50%, 08/01/04                         1,000,000    1,050,328
Morgan Stanley Dean Witter, 5.63%, 01/20/04                      850,000      877,850
Norwest Financial, 5.38%, 09/30/03                               805,000      827,412
Wachovia Corp., 6.70%, 06/21/04                                1,400,000    1,477,017
                                                                          ------------
TOTAL CORPORATE BONDS                                                       6,200,901
                                                                          ------------

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (19.3%)
======================================================================================

FEDERAL HOME LOAN BANK (2.6%)

6.81%, 09/27/04, callable semiannually,
  beg. 09/27/02 @ 100                                            500,000      509,532
7.00%, 11/17/06, callable one date only,
  11/17/03 @ 100                                               1,000,000    1,054,394
                                                                          ------------
                                                                            1,563,926
                                                                          ------------

======================================================================================
FEDERAL HOME LOAN MORTGAGE CORPORATION (9.1%)
4.20%, 11/07/05, callable one date only,
  11/07/03 @ 100                                               2,500,000    2,471,300
5.13%, 02/13/07, callable one date only,
  02/13/04 @ 100                                               3,000,000    3,012,720
                                                                          ------------
                                                                            5,484,020
                                                                          ------------

======================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION (7.6%)
5.11%, 03/06/06, callable one date only, 03/06/03 @ 100        2,000,000    2,023,996
5.30%, 01/22/07, callable one date only, 01/22/03 @ 100        2,500,000    2,530,168
                                                                          ------------
                                                                            4,554,164
                                                                          ------------
TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS                     11,602,110
                                                                          ------------


U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED OBLIGATIONS (52.8%)
======================================================================================

                                                              PRINCIPAL
                                                              AMOUNT      VALUE
======================================================================================
FEDERAL HOME LOAN MORTGAGE CORPORATION (32.2%)
6.50%, 06/01/14, Pool E00678                                  $2,204,849  $ 2,281,536
7.00%, 10/01/15, Pool E81594                                   1,750,619    1,829,218
6.00%, 06/01/16, Pool E00985                                   3,846,846    3,904,708
6.00%, 11/01/16, Pool E01072                                   5,532,197    5,615,410
5.50%, 01/01/17, Pool E01084                                   5,662,270    5,630,422
                                                                          ------------
                                                                           19,261,294
                                                                          ------------
======================================================================================
FEDERAL NATIONAL MORTGAGE ASSOCIATION (20.6%)
6.50%, 12/01/14, Pool 535059                                   2,560,352    2,654,484
6.00%, 06/01/16, Pool 253845                                   1,917,058    1,943,686
6.00%, 12/01/16, Pool 254089                                   5,726,438    5,805,978
5.50%, 02/01/17, Pool 625178                                   1,974,405    1,961,303
                                                                          ------------
                                                                           12,365,451
                                                                          ------------
TOTAL U.S. GOVERNMENT SPONSORED
  MORTGAGE-BACKED OBLIGATIONS                                              31,626,745
                                                                          ------------

REPURCHASE AGREEMENT (5.5%)
======================================================================================
Fifth Third Bank, 1.69%, dated 04/30/02,
  due 05/01/02, repurchase price $3,314,834
  (Fully collateralized by
  Freddie Mac Securities)                                      3,314,678    3,314,678
                                                                          ------------

TOTAL REPURCHASE AGREEMENT                                                  3,314,678
                                                                          ------------

TOTAL INVESTMENTS (COST $59,958,738) (A) - 101.5%                          60,945,422

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%                               (928,154)
                                                                          ------------

NET ASSETS - 100.0%                                                       $60,017,268
                                                                          ============

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

     Unrealized appreciation                                              $ 1,014,274
     Unrealized depreciation                                                  (27,590)
                                                                          ------------
     Net unrealized appreciation                                          $   986,684
                                                                          ============

     Aggregate cost for federal income tax purposes is substantially the same.

VALUE OF WRAP CONTRACTS:
Wrap contract with Bank of America NT & SA                                $  (579,593)
Wrap contract with Aegon USA                                                 (579,593)
                                                                          ------------
TOTAL WRAP CONTRACTS                                                      $(1,159,186)
                                                                          ============

SEE  NOTES  TO  FINANCIAL  STATEMENTS.


                                                       2002 SEMIANNUAL REPORT 87

NORTHPOINTE  SMALL  CAP                        Institutional Class symbol: NNSVX
VALUE  FUND
================================================================================


HOW  DID  THE  FUND  PERFORM?

For the six-month period ended April 30, 2002, the Fund underperformed its benchmark, returning 19.09%* versus 20.03% for the Russell 2000 Index and 29.03% for the Russell 2000 Value Index. For the trailing 12 months, the Fund returned 11.99%*, outperforming the Russell 2000 Index, which returned 6.68%. For broader comparison purposes, the S&P 500 Index returned 2.31% during the six-month period.

WHAT  MARKET/ECONOMIC  FACTORS  INFLUENCED  THE  PORTFOLIOS
PERFORMANCE?

Small-capitalization stocks have significantly outperformed large-capitalization stocks as measured by the Russell 2000 and S&P 500 indexes. For two years, the Russell 2000 outperformed the S&P 500 by 15%. For the one-year period ended April 30, 2002, the Russell 2000 Index has outpaced the S&P 500 Index by 19%.

However, small-cap value stocks have outperformed small-cap growth stocks by more than 30% during the past 12 months. While the Fund is categorized as a value style, it is actually more of a core value fund with an emphasis on stocks that have attractive valuations as well as attractive growth prospects. Recently, deep value stocks, those with the lowest absolute valuations, have been the strongest performers, regardless of long-term growth potential. Continued outperformance of these stocks alone is not sustainable for the long term. As the market broadens, the Fund will begin to participate more strongly.

WHAT  SECTORS/HOLDINGS  ENHANCED  OR  DETRACTED  FROM
PERFORMANCE?

The Fund benefited from strong performances from its holdings in the automobiles and transportation, financial services and health-care sectors. Health-care names such as Owens & Minor, Inc. and MedQuist, Inc. were both up more than 17% during the six-month period. Top-contributing automobiles and transportation names in the portfolio for the period included American Axle & Manufacturing Holdings, Inc. (up 95%), Westinghouse Air Brake Technologies Corp. (up 25%) and Yellow Corp. (up 22%). Many of our financial services holdings contributed to performance, including AmeriCredit Corp., New Century Financial Corp. and FBR Asset Investment Corp. These holdings averaged a return of more than 100% during the six-month period.

Conversely, the portfolio struggled in the consumer discretionary, utilities and producer durables sectors. Earthlink Inc., one of the Funds consumer discretionary holdings, saw its shares come under pressure amid fears that its Internet subscriber base would decline. AirGate PCS, Inc. was hit hard along with the telecommunications industry, which suffered from price wars and increased competition.

HOW  IS  THE  FUND  POSITIONED?

We see signs that the economy is improving. The market is experiencing a broaderbased market rally and consumer spending continues to be strong. This environment will be more conducive to our disciplined approach of buying companies with attractive valuations and improving fundamentals.

PORTFOLIO MANAGER: NORTHPOINTE CAPITAL, LLC SUBADVISER

* PERFORMANCE OF INSTITUTIONAL CLASS SHARES ASSUMING ALL DISTRIBUTIONS ARE REINVESTED.


PORTFOLIO  MARKET  VALUE  $38,599,245

APRIL  30,  2002

AVERAGE  ANNUAL  TOTAL  RETURN

(For  Periods  Ended  April  30,  2002)

YEARS                                                        1      INCEPTION(1)
================================================================================
Institutional  Class                                      11.99%          17.38%
--------------------------------------------------------------------------------

There are no sales charges on the shares of the NorthPointe Small Cap Value
Fund.

1    Fund commenced operations on June 29, 2000.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[GRAPHIC OMITTED]

                    Institutional
Date                    Class               Russell 2000            CPI
30-Jun-00                10000                  10000              10000
31-Oct-00                10514                   9659              10099
31-Oct-01                11264                   8433              10313
30-Apr-02                13414                  10122              10427

Comparative performance of $10,000 invested in the Institutional Class of the NorthPointe Small Cap Value Fund, Russell 2000 Index (Russell 2000)(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell 2000 is compromised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.



                                                       88 SEMIANNUAL REPORT 2002

STATEMENT  OF  INVESTMENTS
April  30,  2002  (Unaudited)
================================================================================


NORTHPOINTE  SMALL  CAP  VALUE  FUND

                                                     SHARES OR
                                                  PRINCIPAL AMOUNT    VALUE
==============================================================================
COMMON STOCKS (93.8%)

ADVERTISING AGENCIES (0.8%)
R.H. Donnelley Corp. (b)                                    10,800  $  317,736
                                                                    ----------
==============================================================================
AEROSPACE (0.7%)
Alliant Techsystems, Inc. (b)                                2,600     280,020
                                                                    ----------
==============================================================================
AIR TRANSPORT (0.7%)
Northwest Airlines Corp. (b)                                14,900     274,756
                                                                    ----------
==============================================================================
ALUMINUM (0.0%)
IMCO Recycling, Inc. (b)                                       600       6,390
                                                                    ----------
==============================================================================
AUTO PARTS-AFTER MARKET (0.2%)
Aftermarket Technology Corp. (b)                             3,900      89,505
                                                                    ----------
==============================================================================
AUTO PARTS: ORIGINAL EQUIPMENT (1.3%)
American Axle & Manufacturing Holdings, Inc. (b)             6,900     227,700
Tower Automotive, Inc. (b)                                  19,100     280,197
                                                                    ----------
                                                                       507,897
                                                                    ----------
==============================================================================
BANKS-OUTSIDE NEW YORK CITY (6.1%)
Commerce Bancorp, Inc.                                       8,600     424,754
Community First Bankshares, Inc.                            16,700     458,915
East-West Bancorp, Inc.                                      8,000     286,400
Hudson United Bancorp, Inc.                                 11,900     377,706
Macatawa Bank Corp.                                          9,568     187,533
Second Bancorp, Inc.                                         8,234     222,318
Susquehanna Bancshares, Inc.                                12,900     318,630
                                                                    ----------
                                                                     2,276,256
                                                                    ----------
==============================================================================
BEVERAGE: SOFT DRINKS (0.5%)
Triarc Cos., Inc. (b)                                        6,200     173,600
                                                                    ----------
==============================================================================
BIOTECHNOLOGICAL RESEARCH & PRODUCTION (0.9%)
Serologicals Corp. (b)                                      17,000     348,670
                                                                    ----------
==============================================================================
BUILDING MATERIALS (0.5%)
LSI Industries, Inc.                                         9,250     183,798
                                                                    ----------
==============================================================================
BUILDING: AIR CONDITIONING (0.8%)
York International Corp.                                     8,800     320,408
                                                                    ----------
==============================================================================
CASINOS & GAMBLING (0.1%)
Scientific Games Corp. Class A (b)                           5,220      52,043
                                                                    ----------
==============================================================================
CHEMICALS (0.6%)
A. Schulman, Inc.                                           11,300     229,390
                                                                    ----------


                                                     SHARES OR
                                                  PRINCIPAL AMOUNT    VALUE
==============================================================================
COMMUNICATIONS TECHNOLOGY (1.9%)
Harris Corp.                                                 9,500  $  343,995
Inter-Tel, Inc.                                             15,750     323,033
NetSolve, Inc. (b)                                          10,900      77,390
                                                                    ----------
                                                                       744,418
                                                                    ----------
==============================================================================
COMPUTER TECHNOLOGY (1.5%)
Adaptec, Inc. (b)                                           20,400     299,880
Computer Network Technology Corp. (b)                       10,800     103,032
Hutchinson Technology, Inc. (b)                              9,800     175,518
                                                                    ----------
                                                                       578,430
                                                                    ----------
==============================================================================
CONSUMER ELECTRONICS (2.3%)
Midway Games, Inc. (b)                                      13,950     190,418
Take-Two Interactive Software, Inc. (b)                     12,100     303,710
THQ, Inc. (b)                                               10,500     368,130
                                                                    ----------
                                                                       862,258
                                                                    ----------
==============================================================================
CONSUMER PRODUCTS (0.6%)
International Flavors & Fragrances, Inc.                     7,000     225,400
                                                                    ----------
==============================================================================
CONTAINERS & PACKAGING: METALS & GLASS (0.6%)
Silgan Holdings, Inc. (b)                                    5,635     224,273
                                                                    ----------
==============================================================================
COPPER (0.8%)
Freeport-McMoran Copper & Gold, Inc. Class B (b)            17,200     305,472
                                                                    ----------
==============================================================================
COSMETICS (0.6%)
Alberto-Culver Co. Class A                                   4,400     214,280
                                                                    ----------
==============================================================================
DIVERSIFIED MATERIALS & PROCESSING (1.3%)
Armor Holdings, Inc. (b)                                    10,700     271,245
Ball Corp.                                                   5,100     242,505
                                                                    ----------
                                                                       513,750
                                                                    ----------
==============================================================================
DIVERSIFIED PRODUCTION (0.5%)
Joy Global, Inc. (b)                                        12,700     204,470
                                                                    ----------
==============================================================================
DRUG & GROCERY STORE CHAINS (1.0%)
Pathmark Stores, Inc. (b)                                    7,000     156,100
SUPERVALU, Inc.                                              7,000     210,000
                                                                    ----------
                                                                       366,100
                                                                    ----------
==============================================================================
DRUGS & PHARMACEUTICALS (1.2%)
American Pharmaceutical Partners, Inc. (b)                  12,900     182,793
Endo Pharmaceuticals Holdings, Inc. (b)                     23,900     276,523
                                                                    ----------
                                                                       459,316
                                                                    ----------
==============================================================================
ELECTRICALS & ELECTRONICS (0.7%)
Power Integrations, Inc. (b)                                13,400     283,410
                                                                    ----------
==============================================================================
ELECTRONICS - MEDICAL SYSTEMS (0.3%)
CardioDynamics International Corp. (b)                      39,290     121,799
                                                                    ----------


                                                       2002 SEMIANNUAL REPORT 89

April 30, 2002 (Unaudited)
================================================================================


NORTHPOINTE SMALL CAP VALUE FUND (Continued)

COMMON STOCKS (Continued)
================================================================================

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT   VALUE
================================================================================
ELECTRONICS: SEMI-CONDUCTORS / COMPONENTS (1.3%)
Actel Corp. (b)                                                16,200  $393,660
ESS Technology, Inc. (b)                                        6,500   103,805
                                                                       --------
                                                                        497,465
                                                                       --------
===============================================================================
ELECTRONICS:TECHNOLOGY (0.7%)
Herley Industries, Inc. (b)                                    12,700   270,256
                                                                       --------
===============================================================================
ENGINEERING & CONTRACTING SERVICES (0.9%)
Jacobs Engineering Group, Inc. (b)                              8,500   335,410
                                                                       --------
===============================================================================
FERTILIZERS (0.7%)
IMC Global, Inc.                                               22,600   284,760
                                                                       --------
===============================================================================
FINANCE-SMALL LOAN (0.5%)
AmeriCredit Corp. (b)                                           5,000   194,100
                                                                       --------
===============================================================================
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (1.7%)
CCC Information Services Group, Inc. (b)                       18,100   203,625
Hypercom Corp. (b)                                             32,500   207,025
NDCHealth Corp.                                                 7,700   247,709
                                                                       --------
                                                                        658,359
                                                                       --------
===============================================================================
FINANCIAL-MISCELLANEOUS (1.5%)
BARRA, Inc. (b)                                                 6,857   338,667
New Century Financial Corp.                                     9,900   236,709
                                                                       --------
                                                                        575,376
                                                                       --------
===============================================================================
FOODS (1.9%)
Bunge Ltd.                                                     17,300   382,676
Hormel Foods Corp.                                              4,600   113,620
International Multi-Foods Corp. (b)                             8,900   238,965
                                                                       --------
                                                                        735,261
                                                                       --------
===============================================================================
FOREST PRODUCTS (0.7%)
Universal Forest Products, Inc.                                10,400   260,000
                                                                       --------
===============================================================================
HEALTHCARE MANAGEMENT SERVICES (1.5%)
MedQuist, Inc. (b)                                              9,700   280,136
Mid Atlantic Medical Services, Inc. (b)                         8,400   306,012
                                                                       --------
                                                                        586,148
                                                                       --------
===============================================================================
HEALTHCARE SERVICES (0.8%)
Apria Healthcare Group, Inc. (b)                               12,400   322,276
                                                                       --------
===============================================================================
HOUSEHOLD FURNISHINGS (0.3%)
La-Z-Boy, Inc.                                                  4,300   129,172
                                                                       --------


                                                        SHARES OR
                                                     PRINCIPAL AMOUNT   VALUE
===============================================================================
IDENTIFICATION CONTROL & FILTER DEVICES (1.9%)
Flowserve Corp. (b)                                             9,800  $338,100
Hubbell, Inc.                                                  10,900   375,287
                                                                       --------
                                                                        713,387
                                                                       --------
===============================================================================
INSURANCE-LIFE (1.1%)
Scottish Annuity & Life Holdings Ltd.                          19,600   419,440
                                                                       --------
===============================================================================
INSURANCE-PROPERTY & CASUALTY (2.6%)
Harleysville Group, Inc.                                       11,300   341,271
IPC Holdings Ltd.                                              13,800   470,580
Vesta Insurance Group, Inc.                                    36,300   165,891
                                                                       --------
                                                                        977,742
                                                                       --------
===============================================================================
INVESTMENT MANAGEMENT COMPANIES (1.1%)
Affiliated Managers Group, Inc. (b)                             6,400   407,040
                                                                       --------
===============================================================================
MACHINERY-CONSTRUCTION & HANDLING (0.4%)
The Manitowoc Company, Inc.                                     3,900   170,430
                                                                       --------
===============================================================================
MACHINERY-OIL WELL EQUIPMENT & SERVICES (1.9%)
Key Energy Services, Inc. (b)                                  30,200   366,930
Seacor Holdings, Inc. (b)                                       7,500   360,750
                                                                       --------
                                                                        727,680
                                                                       --------
===============================================================================
MACHINERY: ENGINES (0.8%)
Cummins Engine, Inc.                                            7,600   323,380
                                                                       --------
===============================================================================
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (1.6%)
Owens & Minor, Inc.                                            21,200   438,628
Sola International, Inc. (b)                                   11,600   166,460
                                                                       --------
                                                                        605,088
                                                                       --------
===============================================================================
METAL FABRICATING (1.7%)
Intermagnetics General Corp. (b)                                9,700   243,761
Maverick Tube Corp. (b)                                        22,700   412,005
                                                                       --------
                                                                        655,766
                                                                       --------
===============================================================================
OIL REFINING (0.1%)
Premor, Inc. (b)                                                1,300    36,725
                                                                       --------
===============================================================================
OIL: CRUDE PRODUCERS (0.6%)
Stone Energy Corp. (b)                                          5,700   241,680
                                                                       --------
===============================================================================
PAINTS & COATINGS (1.5%)
RPM, Inc.                                                      16,800   284,760
Valspar Corp.                                                   5,900   271,695
                                                                       --------
                                                                        556,455
                                                                       --------
===============================================================================
PAPER (0.7%)
Albany International Corp. Class A                             11,300   284,534
                                                                       --------


                                                       90 SEMIANNUAL REPORT 2002

================================================================================

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT   VALUE
===============================================================================
POLLUTION CONTROL & ENVIRONMENTAL SERVICES (0.4%)
Ionics, Inc. (b)                                              5,100  $  153,000
                                                                     ----------
===============================================================================
PRODUCTION TECHNOLOGY EQUIPMENT (1.0%)
Electro Scientific Industries, Inc. (b)                       6,600     198,396
Lam Research Corp. (b)                                        7,900     202,714
                                                                     ----------
                                                                        401,110
                                                                     ----------
===============================================================================
PUBLISHING: NEWSPAPERS (0.8%)
Lee Enterprises, Inc.                                         8,200     321,850
                                                                     ----------
===============================================================================
RADIO & TV BROADCASTERS (2.4%)
Cumulus Media, Inc. (b)                                      14,500     271,585
Emmis Communications Corp. Class A (b)                       14,900     433,143
Sinclair Broadcast Group, Inc. Class A (b)                   14,800     197,580
                                                                     ----------
                                                                        902,308
                                                                     ----------
===============================================================================
RAILROAD EQUIPMENT (0.8%)
Wabtec Corp.                                                 20,800     318,032
                                                                     ----------
===============================================================================
RAILROADS (0.4%)
RailAmerica, Inc. (b)                                        17,900     164,501
                                                                     ----------
===============================================================================
REAL ESTATE (0.7%)
Jones Lang LaSalle, Inc. (b)                                 11,300     252,668
                                                                     ----------
===============================================================================
REAL ESTATE INVESTMENT TRUSTS (REIT) (7.0%)
Brandywine Realty Trust                                      14,800     353,572
Camden Property Trust                                         7,000     278,600
CBL & Associates Properties, Inc.                             8,400     307,440
FBR Asset Investment Corp.                                   13,700     450,867
Glenborough Realty Trust, Inc.                               24,800     556,759
Mack-Cali Realty Corp.                                       13,800     452,640
Ramco-Gershenson Properties Trust                            13,300     244,055
                                                                     ----------
                                                                      2,643,933
                                                                     ----------
===============================================================================
RENTAL & LEASING SERVICES-COMMERCIAL (0.6%)
United Rentals, Inc. (b)                                      9,500     242,250
                                                                     ----------
===============================================================================
RENTAL & LEASING SERVICES: CONSUMER (0.9%)
Dollar Thrifty Automotive Group, Inc. (b)                    15,300     359,550
                                                                     ----------
===============================================================================
RESTAURANTS (0.4%)
CEC Entertainment, Inc. (b)                                   3,000     138,600
                                                                     ----------
===============================================================================
RETAIL (5.8%)
AnnTaylor Stores Corp. (b)                                    3,800     165,186
Borders Group, Inc. (b)                                      11,600     270,396
Claire's Stores, Inc.                                        13,800     297,804
Foot Locker, Inc. (b)                                        19,100     300,825
Group 1 Automotive, Inc. (b)                                  3,400     149,056


                                                        SHARES OR
                                                     PRINCIPAL AMOUNT   VALUE
===============================================================================
RETAIL (continued)
Hibbet Sporting Goods, Inc. (b)                               7,050  $  185,768
Linens 'n Things, Inc. (b)                                    8,100     281,070
Pier 1 Imports, Inc.                                          9,200     220,340
The Men's Wearhouse, Inc. (b)                                12,700     312,674
United Retail Group, Inc. (b)                                   900       8,541
                                                                     ----------
                                                                      2,191,660
                                                                     ----------
===============================================================================
SAVINGS & LOAN (3.7%)
BankAtlantic Bancorp, Inc. Class A                           39,102     498,551
Downey Financial Corp.                                        7,700     409,024
FirstFed Financial Corp. (b)                                  9,500     271,700
Local Financial Corp. (b)                                    10,900     182,357
                                                                     ----------
                                                                      1,361,632
                                                                     ----------
===============================================================================
SECURITIES BROKERAGE & SERVICES (2.3%)
American Capital Strategies Ltd.                             15,300     490,671
Friedman, Billings, Ramsey Group (b)                         24,500     220,255
NCO Group, Inc. (b)                                           6,600     183,744
                                                                     ----------
                                                                        894,670
                                                                     ----------
===============================================================================
SERVICES: COMMERCIAL (1.4%)
First Consulting Group, Inc. (b)                             15,200     136,800
MPS Group, Inc. (b)                                          42,387     381,483
                                                                     ----------
                                                                        518,283
                                                                     ----------
===============================================================================
SHOES (0.8%)
The Finish Line, Inc. Class A (b)                             5,500     111,485
The Timberland Co. Class A (b)                                4,400     179,520
                                                                     ----------
                                                                        291,005
                                                                     ----------
===============================================================================
STEEL (0.7%)
Carpenter Technology Corp.                                    9,700     257,050
                                                                     ----------
===============================================================================
TELECOMMUNICATIONS EQUIPMENT (0.4%)
C-COR.net Corp. (b)                                          14,200     155,348
                                                                     ----------
===============================================================================
TEXTILE APPAREL MANUFACTURERS (1.4%)
Phillips-Van Heusen Corp.                                    15,400     234,696
Quiksilver, Inc. (b)                                         11,700     285,480
                                                                     ----------
                                                                        520,176
                                                                     ----------
===============================================================================
TIRE & RUBBER (1.2%)
Cooper Tire & Rubber Co.                                     18,200     451,360
                                                                     ----------
===============================================================================
TOYS (0.9%)
Hasbro, Inc.                                                 21,200     338,776
                                                                     ----------
===============================================================================
TRUCKERS (0.8%)
Yellow Corp. (b)                                             11,300     304,761
                                                                     ----------


                                                       2002 SEMIANNUAL REPORT 91

April 30, 2002 (Unaudited)
================================================================================


NORTHPOINTE SMALL CAP VALUE FUND (Continued)

COMMON STOCKS (CONTINUED)
================================================================================

                                                      SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
==================================================================================
UTILITIES - ELECTRIC (0.7%)
IDACORP, Inc.                                                  7,500  $   283,800
                                                                      ------------
==================================================================================
UTILITIES-GAS DISTRIBUTORS (1.8%)
New Jersey Resources Corp.                                     8,250      264,000
Questar Corp.                                                 14,600      407,340
                                                                      ------------
                                                                          671,340
                                                                      ------------
==================================================================================
UTILITIES-WATER (0.5%)
American States Water Co.                                      4,900      190,610
                                                                      ------------
==================================================================================
UTILITIES: CABLE TV & RADIO (0.5%)
Mediacom Communications Corp. (b)                             19,300      193,000
                                                                      ------------
==================================================================================
UTILITIES:TELECOMMUNICATIONS (0.5%)
Airgate PCS, Inc. (b)
                                                              12,400      177,320
                                                                      ------------
TOTAL COMMON STOCKS                                                    35,830,368
                                                                      ------------


REPURCHASE AGREEMENT (7.2%)
==================================================================================

                                                      SHARES OR
                                                   PRINCIPAL AMOUNT       VALUE
==================================================================================
Fifth Third Bank, 1.69%, dated 04/30/02,
  due 05/01/02, repurchase price $2,769,007
  (Fully collateralized by
  Freddie Mac Securities)                          $       2,768,877  $ 2,768,877
                                                                      ------------

TOTAL REPURCHASE AGREEMENT                                              2,768,877
                                                                      ------------

TOTAL INVESTMENTS (COST $33,843,558) (A) - 101.0%                      38,599,245

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%                           (378,146)
                                                                      ------------

NET ASSETS - 100.0%                                                   $38,221,099
                                                                      ============

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

     Unrealized appreciation                                          $ 5,942,161
     Unrealized depreciation                                           (1,186,474)
                                                                      ------------
     Net unrealized appreciation                                      $ 4,755,687
                                                                      ============

     Aggregate cost for federal income tax purposes is substantially the same.

(b)  Denotes a non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                       92 SEMIANNUAL REPORT 2002

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)
================================================================================


                                                                              GARTMORE MORLEY             NORTHPOINTE
                                                                         CAPITAL ACCUMULATION FUND   SMALL CAP VALUE FUND
==========================================================================================================================
ASSETS:
Investments, at value (cost $56,644,060 and $31,074,681; respectively)  $               57,630,744   $          35,830,368
Repurchase agreements, at cost                                                           3,314,678               2,768,877
                                                                        ---------------------------  ---------------------
    Total Investments                                                                   60,945,422              38,599,245
                                                                        ---------------------------  ---------------------
Interest and dividends receivable                                                          480,355                   6,201
Receivable for investments sold                                                                  -                  57,323
Receivable from adviser                                                                        342                     784
Prepaid expenses and other assets                                                            7,609                     609
                                                                        ---------------------------  ---------------------
    Total Assets                                                                        61,433,728              38,664,162
                                                                        ---------------------------  ---------------------
LIABILITIES:
Wrapper contracts, at value                                                              1,159,186                       -
Payable to custodian                                                                             -                     930
Distributions payable                                                                      206,117                       -
Payable for investments purchased                                                                -                 399,365
Accrued expenses and other payables
  Investment advisory fees                                                                  11,985                  26,477
  Fund administration and transfer agent fees                                                7,199                   4,525
  Distribution fees                                                                          9,255                       -
  Administrative servicing fees                                                              4,506                       -
  Wrapper contract premiums                                                                 6 ,172                       -
  Other                                                                                     12,040                  11,766
                                                                        ---------------------------  ---------------------
    Total Liabilities                                                                    1,416,460                 443,063
                                                                        ---------------------------  ---------------------
NET ASSETS                                                              $               60,017,268   $          38,221,099
                                                                        ===========================  =====================
REPRESENTED BY:
Capital                                                                 $               60,182,179   $          32,362,473
Accumulated net investment income (loss)                                                    50,636                  32,104
Accumulated net realized gains (losses) on investment transactions                         (43,045)              1,070,835
Net unrealized appreciation (depreciation) on investment transactions                      986,684               4,755,687
Net unrealized appreciation (depreciation) of wrapper contracts                         (1,159,186)                      -
                                                                        ---------------------------  ---------------------
NET ASSETS                                                              $               60,017,268   $          38,221,099
                                                                        ===========================  =====================
NET ASSETS:
Service Class Shares                                                    $               45,445,779   $                   -
Institutional Class Shares                                                              10,464,773              38,221,099
IRA Class Shares                                                                         4,106,716                       -
                                                                        ---------------------------  ---------------------
Total                                                                   $               60,017,268   $          38,221,099
                                                                        ===========================  =====================
SHARES OUTSTANDING (unlimited number of shares authorized):
Service Class Shares                                                                     4,544,574                       -
Institutional Class Shares                                                               1,046,486               3,049,961
IRA Class Shares                                                                           410,673                       -
                                                                        ---------------------------  ---------------------
Total                                                                                    6,001,733               3,049,961
                                                                        ===========================  =====================
NET ASSET VALUE (A):
Service Class Shares                                                    $                    10.00   $                   -
Institutional Class Shares                                              $                    10.00   $               12.53
IRA Class Shares                                                        $                    10.00   $                   -
==========================================================================================================================

(a)  None of the share classes is subject to a front-end sales charge.

See  notes  to  financial  statements.


                                                       2002 SEMIANNUAL REPORT 93

STATEMENTS OF OPERATIONS
For The Six Months Ended April 30, 2002 (Unaudited)
================================================================================


                                                                           GARTMORE MORLEY CAPITAL        NORTHPOINTE
                                                                              ACCUMULATION FUND       SMALL CAP VALUE FUND
===========================================================================================================================
INVESTMENT INCOME:
Interest income                                                           $              1,376,283   $              21,664
Dividend income                                                                                  -                 252,371
                                                                          -------------------------  ----------------------
    Total Income                                                                         1,376,283                 274,035
                                                                          -------------------------  ----------------------
EXPENSES:
Investment advisory fees                                                                    85,445                 147,222
Fund administration and transfer agent fees                                                 38,037                  30,120
Distribution fees Service Class                                                             38,404                       -
Distribution fees IRA Class                                                                  3,369                       -
Administrative servicing fees Service Class                                                 21,083                       -
Wrapper contract premiums                                                                   32,949                       -
Other                                                                                       22,368                  12,050
                                                                          -------------------------  ----------------------
    Total expenses before waived or reimbursed expenses                                    241,655                 189,392
                                                                          -------------------------  ----------------------
Investment advisory fees voluntarily reduced                                               (24,413)                      -
Expenses reimbursed                                                                        (13,608)                (16,189)
                                                                          -------------------------  ----------------------
    Total Expenses                                                                         203,634                 173,203
                                                                          -------------------------  ----------------------
NET INVESTMENT INCOME (LOSS)                                                             1,172,649                 100,832
                                                                          -------------------------  ----------------------
REALIZED / UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains (losses) on investment transactions                                         (43,045)              1,115,250
Net change in unrealized appreciation/depreciation on investments                         (500,431)              4,735,300
Net change in unrealized appreciation/depreciation on wrapper contracts                    515,994                       -
                                                                          -------------------------  ----------------------
Net realized/unrealized gains (losses) on investments                                      (27,482)              5,850,550
                                                                          -------------------------  ----------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                            $              1,145,167   $           5,951,382
                                                                          =========================  ======================
===========================================================================================================================

See  notes  to  financial  statements.


                                                       2002 SEMIANNUAL REPORT 94

STATEMENT OF CHANGES IN NET ASSETS
================================================================================


                                                                       GARTMORE MORLEY CAPITAL ACCUMULATION FUND
                                                                     =============================================
                                                                           SIX MONTHS ENDED       YEAR ENDED
                                                                            APRIL 30, 2002     OCTOBER 31, 2001
==================================================================================================================
                                                                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                              $       1,172,649   $       1,886,799
Net realized gains (losses) on investment transactions                              (43,045)            169,235
Net change in unrealized appreciation/depreciation on investments                  (500,431)          1,549,573
Net change in unrealized appreciation/depreciation on wrapper contracts             515,994          (1,708,079)
                                                                          ------------------  ------------------
Change in net assets resulting from operations                                    1,145,167           1,897,528
                                                                          ------------------  ------------------

DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
Net investment income                                                              (699,566)         (1,070,636)
Net realized gains on investments                                                   (99,316)                  -

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
Net investment income                                                              (384,079)           (716,754)
Net realized gains on investments                                                   (57,412)                  -

DISTRIBUTIONS TO IRA CLASS SHAREHOLDERS FROM:
Net investment income                                                               (61,522)           (110,138)
Net realized gains on investments                                                    (8,159)                  -
                                                                          ------------------  ------------------
Change in net assets from shareholder distributions                              (1,310,054)         (1,897,528)
                                                                          ------------------  ------------------
Change in net assets from capital transactions                                   17,707,560          22,814,510
                                                                          ------------------  ------------------
Change in net assets                                                             17,542,673          22,814,510

NET ASSETS:
Beginning of period                                                              42,474,595          19,660,085
                                                                          ------------------  ------------------
End of period                                                             $      60,017,268   $      42,474,595
                                                                          ==================  ==================


                                                                             NORTHPOINTE SMALL CAP VALUE FUND
                                                                          ======================================
                                                                           SIX MONTHS ENDED       YEAR ENDED
                                                                            APRIL 30, 2002     OCTOBER 31, 2001
================================================================================================================
                                                                             (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                                              $         100,832   $         269,647
Net realized gains (losses) on investment transactions                            1,115,250           2,213,852
Net change in unrealized appreciation/depreciation on investments                 4,735,300          (1,422,435)
Net change in unrealized appreciation/depreciation on wrapper contracts                   -                   -
                                                                          ------------------  ------------------
Change in net assets resulting from operations                                    5,951,382           1,061,064
                                                                          ------------------  ------------------

DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
Net investment income                                                                     -                   -
Net realized gains on investments                                                         -                   -

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
Net investment income                                                              (101,178)           (253,061)
Net realized gains on investments                                                (1,731,237)                  -

DISTRIBUTIONS TO IRA CLASS SHAREHOLDERS FROM:
Net investment income                                                                     -                   -
Net realized gains on investments                                                         -                   -
                                                                          ------------------  ------------------
Change in net assets from shareholder distributions                              (1,832,415)           (253,061)
                                                                          ------------------  ------------------
Change in net assets from capital transactions                                    3,631,677           6,302,959
                                                                          ------------------  ------------------
Change in net assets                                                              7,750,644           7,110,962

NET ASSETS:
Beginning of period                                                              30,470,455          23,359,493
                                                                          ------------------  ------------------
End of period                                                             $      38,221,099   $      30,470,455
                                                                          ==================  ==================
================================================================================================================

See note to financial statements.


                                                       2002 SEMIANNUAL REPORT 95

FINANCIAL HIGHLIGHTS
Selected Date for Each Share of Capital Outstanding
================================================================================
GARTMORE MORLEY CAPITAL ACCUMULATION FUND*

                                                  INVESTMENT ACTIVITIES                             DISTRIBUTIONS
                        =========================================================================================================
                          NET ASSET                    NET REALIZED
                           VALUE,           NET       AND UNREALIZED   TOTAL FROM
                        BEGINNING OF    INVESTMENT    GAINS (LOSSES)   INVESTMENT  NET INVESTMENT    NET REALIZED       TOTAL
                           PERIOD      INCOME (LOSS)  ON INVESTMENTS   ACTIVITIES      INCOME           GAINS       DISTRIBUTIONS
=================================================================================================================================
SERVICE CLASS
 SHARES
Period Ended
  October 31, 1999 (c)  $       10.04           0.35                -        0.35           (0.35)              -          (0.35)
Year Ended
  October 31, 2000      $       10.04           0.53             0.01        0.54           (0.54)              -          (0.54)
Year Ended
  October 31, 2001      $       10.04           0.55                -        0.55           (0.55)              -          (0.55)
Six Months Ended
  April 30, 2002
  (Unaudited)           $       10.04           0.23                -        0.23           (0.23)          (0.04)         (0.27)

INSTITUTIONAL
CLASS SHARES
Period Ended
  October 31, 1999 (c)  $       10.04           0.38                -        0.38           (0.38)              -          (0.38)
Year Ended
  October 31, 2000      $       10.04           0.57             0.01        0.58           (0.58)              -          (0.58)
Year Ended
  October 31, 2001      $       10.04           0.59                -        0.59           (0.59)              -          (0.59)
Six Months Ended
  April 30, 2002
  (Unaudited)           $       10.04           0.25                -        0.25           (0.25)          (0.04)         (0.29)

IRA CLASS SHARES
Period Ended
  October 31, 1999 (c)  $       10.04           0.35                -        0.35           (0.35)              -          (0.35)
Year Ended

October 31, 2000        $       10.04           0.53             0.01        0.54           (0.54)              -          (0.54)
Year Ended
  October 31, 2001      $       10.04           0.55                -        0.55           (0.55)              -          (0.55)
Six Months Ended
  April 30, 2002
  (Unaudited)           $       10.04           0.23                -        0.23           (0.23)          (0.04)         (0.27)


                                                                             RATIOS / SUPPLEMENTAL DATA
                       ==========================================================================================================
                                                                                      RATIO OF NET
                                                                       RATIO OF        INVESTMENT       RATIO OF
                          NET ASSET                  NET ASSETS       EXPENSES TO     INCOME (LOSS)   EXPENSES TO
                            VALUE,        TOTAL      AT END OF          AVERAGE        TO AVERAGE       AVERAGE       PORTFOLIO
                        END OF PERIOD    RETURN    PERIOD (000s)      NET ASSETS       NET ASSETS    NET ASSETS (a)  TURNOVER (b)
=================================================================================================================================
SERVICE CLASS
 SHARES
Period Ended
  October 31, 1999 (c)  $        10.04  3.60% (d)  $        1,051          0.95% (e)      4.74% (e)       6.10% (e)         8.20%
Year Ended
  October 31, 2000      $        10.04      5.52%  $        8,820          0.95%          5.51%           1.80%            28.30%
Year Ended
  October 31, 2001      $        10.04      5.64%  $       24,871          0.95%          5.45%           1.23%            59.67%
Six Months Ended
  April 30, 2002
  (Unaudited)           $        10.00  2.66% (d)  $       45,446          0.95% (e)      4.55% (e)       1.11% (e)        42.04%

INSTITUTIONAL
CLASS SHARES
Period Ended
  October 31, 1999 (c)  $        10.04  3.91% (d)  $        5,130          0.55% (e)      5.17% (e)       4.18% (e)         8.20%
Year Ended
  October 31, 2000      $        10.04      5.93%  $        8,973          0.55%          5.85%           1.47%            28.30%
Year Ended
  October 31, 2001      $        10.04      6.06%  $       15,531          0.55%          5.83%           0.83%            59.67%
Six Months Ended
  April 30, 2002
  (Unaudited)           $        10.00  2.87% (d)  $       10,465          0.55% (e)      4.99% (e)       0.73% (e)        42.04%

IRA CLASS SHARES
Period Ended
  October 31, 1999 (c)  $        10.04  3.60% (d)  $        1,829          0.95% (e)      4.77% (e)       4.65% (e)         8.20%
Year Ended

October 31, 2000        $        10.04      5.51%  $        1,867          0.95%          5.38%           1.81%            28.30%
Year Ended
  October 31, 2001      $        10.04      5.64%  $        2,073          0.95%          5.46%           1.19%            59.67%
Six Months Ended
  April 30, 2002
  (Unaudited)           $        10.00  2.67% (d)  $        4,107          0.95% (e)      4.57% (e)       1.07% (e)        42.04%
=================================================================================================================================


* Per share numbers prior to December 31, 2001 have been adjusted to reflect a 1.003633 for 1 reverse stock split.
(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) For the period from February 1, 1999 (commencement of operations) through October 31, 1999.
(d)  Not annualized.
(e)  Annualized.

See  notes  to  financial  statements.


                                                       2002 SEMIANNUAL REPORT 96

NORTHPOINTE  SMALL  CAP  VALUE  FUND

                                              INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                         =============================================================================================
                                                      NET
                                                   REALIZED
                                                      AND
                         NET ASSET       NET      UNREALIZED
                           VALUE,    INVESTMENT      GAINS     TOTAL  FROM      NET           NET
                         BEGINNING     INCOME     (LOSSES) ON  INVESTMENT   INVESTMENT      REALIZED         TOTAL
                         OF PERIOD     (LOSS)     INVESTMENTS  ACTIVITIES     INCOME         GAINS       DISTRIBUTIONS
======================================================================================================================
INSTITUTIONAL
  CLASS SHARES
Period Ended
  October 31, 2000 (b)   $    10.00         0.02         0.49         0.51       (0.01)              -           (0.01)
Year Ended
  October 31, 2001       $    10.50         0.13         0.62         0.75       (0.11)              -           (0.11)
Six Months
  Ended April 30, 2002
  (Unaudited)            $    11.14         0.04         2.02         2.06       (0.04)          (0.63)          (0.67)


                                                                       RATIOS/SUPPLEMENTAL DATA
                         ==============================================================================================
                                                                                   RATIO
                                                                                  OF NET
                         NET ASSET                                RATIO  OF     INVESTMENT       RATIO OF
                           VALUE,                 NET ASSETS    EXPENSES  TO   INCOME (LOSS)   EXPENSES TO
                           END OF      TOTAL       AT END OF       AVERAGE      TO AVERAGE       AVERAGE      PORTFOLIO
                           PERIOD      RETURN    PERIOD (000S)   NET ASSETS     NET ASSETS    NET ASSETS (a)   TURNOVER
                         ==============================================================================================
INSTITUTIONAL
  CLASS SHARES
Period Ended
  October 31, 2000 (b)   $    10.50   5.14% (c)         23,359      1.00% (d)      0.82% (d)       1.79% (d)      49.93%
Year Ended
  October 31, 2001       $    11.14       7.13%         30,470          1.00%          1.00%           1.38%     150.45%
Six Months
  Ended April 30, 2002
  (Unaudited)            $    12.53  19.09% (c)         38,221      1.00% (d)      0.58% (d)       1.09% (d)      55.53%
========================================================================================================================

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from June 29, 2000 (commencement of operations) through October 31, 2000.
(c)  Not annualized.
(d)  Annualized.

See  notes  to  financial  statements.


                                                       2002 SEMIANNUAL REPORT 97

NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)
================================================================================


1.   ORGANIZATION

Gartmore Mutual Funds (the "Trust") is an open-end management investment company. Prior to January 25, 2002 the Trust was named Nationwide Mutual Funds. The Trust was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 30, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust operates thirty-five separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually a "Fund", collectively the "Funds"):

               -    Nationwide Large Cap Growth Fund ("Large Cap Growth")
               -    Nationwide Small Cap Fund ("Small Cap")
               -    Nationwide S&P 500 Index Fund ("S&P 500 Index")
               -    Nationwide Mid Cap Market Index Fund ("Mid Cap Market
                    Index")
               -    Nationwide Small Cap Index Fund ("Small Cap Index")
               -    Nationwide International Index Fund ("International Index")
               -    Nationwide Bond Index Fund ("Bond Index")
               - Gartmore Morley Capital Accumulation Fund ("Morley Capital Accumulation")
               -    NorthPointe Small Cap Value Fund ("Small Cap Value")

2.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)  SECURITY VALUATION

     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Fund's Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

     The wrap contracts of the Morley Capital Accumulation Fund will be an asset on the balance sheet if the contract value is greater than market value or a liability on the balance sheet if the contract value is less than market value. The Fund's Board of Trustees has approved a valuation methodology to value the wrap contracts. The Fund's investment adviser considers the ability of each wrap provider to fulfill its contractual obligations when choosing the wrap providers.


                                                       2002 SEMIANNUAL REPORT 98

(b)  REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer'' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

(c)  FOREIGN  CURRENCY  TRANSACTIONS

     The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expense are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)  RISKS  ASSOCIATED  WITH  FOREIGN  SECURITIES  AND  CURRENCIES

     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

     Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

(e)  FORWARD  FOREIGN  CURRENCY  CONTRACTS

     Certain Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)  FUTURES

     Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin'', are made each day, depending on the daily fluctuations in the fair value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

     A "sale'' of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase'' of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.


                                                       2002 SEMIANNUAL REPORT 99

April 30, 2002
================================================================================


     Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(g)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the date the security is purchased or sold (trade date). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)  FEDERAL INCOME TAXES

     Each Funds policy is to continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Funds to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the applicable Fund.

(i)  DISTRIBUTIONS TO SHAREHOLDERS

     Net investment income, if any, is declared daily and paid monthly for the Bond Index and Morley Capital Accumulation Funds and is declared and paid quarterly for all other Funds. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

     Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These book/tax differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e., reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(j)  EXPENSES

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Once expenses are charged to a Fund, they are allocated to the classes based on total settled shares outstanding of each class for the Bond Index and Morley Capital Accumulation Funds and based on relative net assets of each class for all other Funds. Expenses specific to a class are charged to that class.

(k)  WRAP CONTRACT-MORLEY CAPITAL ACCUMULATION

     A wrap contract is a derivative instrument that is designed to protect the portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrap contracts, and none is expected to develop; therefore, they are considered illiquid.

     In connection with its investment objective of maintaining a stable net asset value per share, the Fund has entered into book value maintenance (wrap contracts) with the following institutions: Bank of America NT&SA and Aegon USA (collectively the wrap providers). The wrap contracts obligate the wrap providers to make payments in specified circumstances, and allow the Fund under most circumstances to maintain net asset value at $10.00 per share. All classes shares have been adjusted to reflect the 1.003633 reverse stock split that occurred on December 31, 2001 that was necessary to maintain net asset value at $10.00 per share.


                                                      2002 SEMIANNUAL REPORT 100

(l)  CAPITAL SHARE TRANSACTIONS

     Transactions in capital shares of the Funds were as follows:

                                           LARGE CAP GROWTH                  SMALL CAP
                                      ===========================  ============================
                                       SIX MONTHS       YEAR        SIX MONTHS        YEAR
                                         ENDED          ENDED          ENDED          ENDED
                                       APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,
                                          2002          2001           2002           2001
====================================  ============  =============  =============  =============
                                      (UNAUDITED)                   (UNAUDITED)
CAPITAL TRANSACTIONS: CLASS A SHARES
Proceeds from shares issued           $ 7,732,017   $ 30,618,024      8,144,021   $  9,341,673
Dividends reinvested                            -      1,513,368              -      2,009,033
Cost of shares redeemed                (8,743,656)   (19,294,797)   (10,740,121)   (10,058,996)
                                      ------------  -------------  -------------  -------------
                                       (1,011,639)    12,836,595     (2,596,100)     1,291,710
                                      ------------  -------------  -------------  -------------
CLASS B SHARES
Proceeds from shares issued               296,813        791,848        237,005        286,513
Dividends reinvested                            -        114,914              -         67,048
Cost of shares redeemed                  (172,648)      (356,773)       (63,589)       (83,487)
                                      ------------  -------------  -------------  -------------
                                          124,165        549,989        173,416        270,074
                                      ------------  -------------  -------------  -------------

CLASS C SHARES
Proceeds from shares issued                20,230         38,574(a)      11,459      20,791 (a)
Cost of shares redeemed                    (7,446)             -           (961)       (25) (a)
                                      ------------  -------------  -------------  -------------
                                           12,784         38,574         10,498         20,766
                                      ------------  -------------  -------------  -------------

INSTITUTIONAL SERVICE CLASS SHARES
Proceeds from shares issued             1,153,331      5,477,816      3,246,146      3,547,999
Dividends reinvested                            -        353,855              -        374,497
Cost of shares redeemed                (1,355,589)    (3,545,736)    (1,321,282)    (2,724,733)
                                      ------------  -------------  -------------  -------------
                                         (202,258)     2,285,935      1,924,864      1,197,763
                                      ------------  -------------  -------------  -------------
Change in net assets from capital
transactions                          $(1,076,948)  $ 15,711,093   $   (487,322)  $  2,780,313
                                      ============  =============  =============  =============

SHARE TRANSACTIONS:
CLASS A SHARES
Issued                                    896,389      3,012,711        683,991        822,770
Reinvested                                      -        127,498              -        173,052
Redeemed                                 (984,428)    (1,916,516)      (898,910)      (855,131)
                                      ------------  -------------  -------------  -------------
                                          (88,039)     1,223,693       (214,919)       140,691
                                      ------------  -------------  -------------  -------------

CLASS B SHARES
Issued                                     34,944         78,241         20,113         24,418
Reinvested                                      -          9,851              -          5,830
Redeemed                                  (20,387)       (36,505)        (5,424)        (7,181)
                                      ------------  -------------  -------------  -------------
                                           14,557         51,587         14,689         23,067
                                      ------------  -------------  -------------  -------------

CLASS C SHARES
Issued                                      2,358       4,300 (a)           986       1,838 (a)
Redeemed                                     (874)             -            (85)        (2) (a)
                                      ------------  -------------  -------------  -------------
                                            1,484          4,300            901          1,836
                                      ------------  -------------  -------------  -------------

INSTITUTIONAL SERVICE CLASS SHARES
Issued                                    130,320        540,413        263,397        299,375
Reinvested                                      -         29,686              -         32,173
Redeemed                                 (155,621)      (358,116)      (112,709)      (236,439)
                                      ------------  -------------  -------------  -------------
                                          (25,301)       211,983        150,688         95,109
                                      ------------  -------------  -------------  -------------
Total change in shares                    (97,299)     1,491,563        (48,641)       260,703
                                      ============  =============  =============  =============

(a) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


                                                      2002 SEMIANNUAL REPORT 101

April 30, 2002
================================================================================


                                         S & P 500 INDEX             MID CAP MARKET INDEX           SMALL CAP INDEX
                                    ============================  ===========================  ===========================
                                     SIX MONTHS        YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                        ENDED          ENDED         ENDED          ENDED         ENDED          ENDED
                                      APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                                        2002           2001           2002          2001           2002          2001
==================================  =============  =============  ============  =============  ============  =============
                                     (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES
  Proceeds from shares issued       $  1,585,397   $  2,078,385   $12,339,291   $  8,106,287   $ 6,945,159   $  5,625,844
  Dividends reinvested                    16,608         46,364        28,333        197,643        18,955         12,050
  Cost of shares redeemed               (265,135)      (307,287)   (3,730,202)    (1,166,171)   (1,937,239)    (1,157,668)
                                    -------------  -------------  ------------  -------------  ------------  -------------
                                       1,336,870      1,817,462     8,637,422      7,137,759     5,026,875      4,480,226
                                    -------------  -------------  ------------  -------------  ------------  -------------
CLASS B SHARES
  Proceeds from shares issued          1,021,326      1,506,860        33,422       5,353 (a)    74,820 (b)            --
  Dividends reinvested                     3,130         18,603            12           1 (a)        78 (b)            --
  Cost of shares redeemed               (163,108)      (161,740)          (15)            --       (44) (b)            --
                                    -------------  -------------  ------------  -------------  ------------  -------------
                                         861,348      1,363,723        33,419          5,354        74,854              -
                                    -------------  -------------  ------------  -------------  ------------  -------------
INSTITUTIONAL CLASS SHARES
  Proceeds from shares issued         65,282,598     96,708,481    26,429,443     24,076,459    12,826,615     12,676,426
  Dividends reinvested                   783,329      2,226,883       158,980        484,196        74,996       48,51474
  Cost of shares redeemed            (11.629,177)   (53,335,286)   (7,903,767)    (4,242,492)   (2,622,194)    (3,007,320)
                                    -------------  -------------  ------------  -------------  ------------  -------------
                                      54,436,750     45,600,078    18,684,656     20,318,163    10,279,417      9,717,620
                                    -------------  -------------  ------------  -------------  ------------  -------------
SERVICE CLASS SHARES
  Proceeds from shares issued         59,313,481    115,704,135            --             --            --             --
  Dividends reinvested                 1,081,465      4,265,411            --             --            --             --
  Cost of shares redeemed            (11,025,031)    (9,130,773)           --             --            --             --
                                    -------------  -------------  ------------  -------------  ------------  -------------
                                      49,369,915    110,838,773            --             --            --             --
                                    -------------  -------------  ------------  -------------  ------------  -------------

INSTITUTIONAL SERVICE CLASS SHARES
  Proceeds from shares issued         15,131,057     20,332,968            --             --            --             --
  Dividends reinvested                   211,059        736,411            --             --            --             --
  Cost of shares redeemed             (4,838,571)    (7,345,638)           --             --            --             --
                                    -------------  -------------  ------------  -------------  ------------  -------------
                                      10,503,545     13,723,741            --             --            --             --
                                    -------------  -------------  ------------  -------------  ------------  -------------
LOCAL FUND SHARES
  Proceeds from shares issued                 --      5,922,860            --             --            --             --
  Dividends reinvested                       551        203,899            --             --            --             --
  Cost of shares redeemed                     --    (14,743,148)           --             --            --             --
                                    -------------  -------------  ------------  -------------  ------------  -------------
                                             551     (8,617,148)           --             --            --             --
                                    -------------  -------------  ------------  -------------  ------------  -------------

Change in net assets
from capital transaction            $116,508,979   $164,726,629   $27,355,497   $ 27,461,276   $15,381,146   $ 14,197,846
                                    =============  =============  ============  =============  ============  =============

(a) For the period from May 25, 2001 (commencement of operations) through October 31, 2001.
(b) For the period from November 29, 2001 (commencement of operations) through April 30, 2002.


                                                      2002 SEMIANNUAL REPORT 102

                                         S & P 500 INDEX             MID CAP MARKET INDEX           SMALL CAP INDEX
                                    =============================  =========================  =========================
                                      SIX MONTHS                   SIX MONTHS                 SIX MONTHS
                                         ENDED        YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                                                     OCTOBER 31,    APRIL 30,   OCTOBER 31,    APRIL 30,   OCTOBER 31,
                                    APRIL 30, 2002       2001         2002          2001         2002          2001
=================================   ===============  ============  ===========  ============  ===========  ============
                                      (UNAUDITED)                  (UNAUDITED)                (UNAUDITED)
SHARE TRANSACTIONS:
CLASS A SHARES
  Issued                                   162,704       201,836    1,088,443       754,056      739,281       615,152
  Reinvested                                 1,688         4,313        2,557        18,406        2,008         1,479
  Redeemed                                 (27,277)      (29,151)    (347,388)     (108,902)    (204,824)     (128,295)
                                    ---------------  ------------  -----------  ------------  -----------  ------------
                                           137,115       176,998      743,612       663,560      536,465       488,336
                                    ---------------  ------------  -----------  ------------  -----------  ------------

CLASS B SHARES
Issued                                     106,047       141,623        2,916        593 (a)    7,817 (b)            -
Reinvested                                     319         1,614            1             -         8 (b)            -
Redeemed                                   (16,850)      (15,927)          (1)            -            -             -
                                    ---------------  ------------  -----------  ------------  -----------  ------------
                                            89,516       127,310        2,916           593        7,825             -
                                    ---------------  ------------  -----------  ------------  -----------  ------------
INSTITUTIONAL CLASS SHARES
Issued                                   6,709,999     9,375,464    2,352,043     2,394,146    1,353,941     1,447,161
Reinvested                                  79,444       208,808       14,254        44,584        7,879         5,616
Redeemed                                (1,190,127)   (5,166,895)    (718,268)     (398,209)    (277,526)     (334,038)
                                    ---------------  ------------  -----------  ------------  -----------  ------------
                                         5,599,316     4,417,377    1,648,029     2,040,521    1,084,294     1,118,739
                                    ---------------  ------------  -----------  ------------  -----------  ------------

SERVICE CLASS SHARES
Issued                                   6,101,965    10,960,560           --            --           --            --
Reinvested                                 110,093       395,172           --            --           --            --
Redeemed                                (1,136,236)     (898,051)          --            --           --            --
                                    ---------------  ------------  -----------  ------------  -----------  ------------
                                         5,075,822    10,457,681            -             -            -             -
                                    ---------------  ------------  -----------  ------------  -----------  ------------

INSTITUTIONAL SERVICE CLASS SHARES
Issued                                   1,546,707     1,923,157           --            --           --            --
Reinvested                                  21,414        68,261           --            --           --            --
Redeemed                                  (500,262)     (709,785)          --            --           --            --
                                    ---------------  ------------  -----------  ------------  -----------  ------------
                                         1,067,859     1,281,633            -             -            -             -
                                    ---------------  ------------  -----------  ------------  -----------  ------------

LOCAL FUND SHARES
Issued                                          --       544,096           --            --           --            --
Reinvested                                      56        18,111           --            --           --            --
Redeemed                                        --    (1,397,300)          --            --           --            --
                                    ---------------  ------------  -----------  ------------  -----------  ------------
                                                56      (835,093)           -             -            -             -
                                    ---------------  ------------  -----------  ------------  -----------  ------------

Total change in shares                  11,969,684    15,625,906    2,394,557     2,704,674    1,628,584     1,607,075
                                    ===============  ============  ===========  ============  ===========  ============

(a) For the period from May 25, 2001 (commencement of operations) through October 31, 2001.

(b) For the period from November 29, 2001 (commencement of operations) through April 30, 2002.


                                                      2002 SEMIANNUAL REPORT 103

April 30, 2002
================================================================================


                                 INTERNATIONAL INDEX               BOND INDEX
                             ============================  ===========================
                              SIX MONTHS                    SIX MONTHS
                                 ENDED       YEAR ENDED       ENDED       YEAR ENDED
                               APRIL 30,     OCTOBER 31,    APRIL 30,     OCTOBER 31,
                                 2002           2001           2002          2001
                              (UNAUDITED)                  (UNAUDITED)
===========================  =============  =============  ============  =============
CAPITAL TRANSACTIONS:
CLASS A SHARES
Proceeds from shares issued  $ 10,488,893   $ 14,033,385   $17,568,152   $ 11,061,327
Dividends reinvested               17,259          8,445       326,965        159,494
Cost of shares redeemed        (7,677,036)    (3,113,946)   (4,951,475)   (10,142,262)
                             -------------  -------------  ------------  -------------
                                2,829,116     10,927,884    12,943,642      1,078,559
                             -------------  -------------  ------------  -------------

CLASS B SHARES
Proceeds from shares issued        30,946         34,549         6,515      10,000 (a)
Dividends reinvested                    -            300           188              -
Cost of shares redeemed            (4,999)       (12,964)            -              -
                             -------------  -------------  ------------  -------------
                                   25,947         21,885         6,703         10,000
                             -------------  -------------  ------------  -------------
INSTITUTIONAL CLASS SHARES
Proceeds from shares issued    41,584,522     40,911,118    47,553,366     44,595,314
Dividends reinvested              126,674         59,882     1,330,244        491,848
Cost of shares redeemed       (10,385,985)    (9,881,846)   (9,161,636)    (4,049,413)
                             -------------  -------------  ------------  -------------
                               31,325,211     31,089,154    39,721,974     41,037,749
                             -------------  -------------  ------------  -------------
Change in net assets from
capital transactions         $ 34,180,274   $ 42,038,923   $52,672,319   $ 42,126,308
                             =============  =============  ============  =============

SHARE TRANSACTIONS:
CLASS A SHARES
Issued                          1,633,253      2,123,369     1,649,526      1,042,115
Reinvested                          2,635          1,224        30,750         15,237
Redeemed                       (1,178,751)      (442,812)     (467,215)      (998,690)
                             -------------  -------------  ------------  -------------
                                  457,137      1,681,781     1,213,061         58,662
                             -------------  -------------  ------------  -------------
CLASS B SHARES
Issued                              4,753          4,777           620         930 (a)
Reinvested                              -             42            18              -
Redeemed                             (801)        (1,693)            -              -
                             -------------  -------------  ------------  -------------
                                    3,952          3,126           638            930
                             -------------  -------------  ------------  -------------

INSTITUTIONAL CLASS SHARES
Issued                          6,426,291      6,096,008     4,477,550      4,152,560
Reinvested                         19,285          8,514       125,214         46,745
Redeemed                       (1,597,502)    (1,343,282)     (862,067)      (383,530)
                             -------------  -------------  ------------  -------------
                                4,848,074      4,761,240     3,740,697      3,815,775
                             -------------  -------------  ------------  -------------
Total change in shares          5,309,163      6,446,147     4,954,396      3,875,367
                             =============  =============  ============  =============

(a) For the period from October 12, 2001 (commencement of operations) through October 31, 2001.


                                                      2002 SEMIANNUAL REPORT 104

April 30, 2002
================================================================================


                                                     MORLEY CAPITAL ACCUMULATION                    SMALL CAP VALUE
                                                ============================================================================
                                                 SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED      YEAR ENDED
                                                  APRIL 30, 2002     OCTOBER 31, 2001     APRIL 30, 2002     OCTOBER 31,2001
=============================================================================================================================
                                                   (UNAUDITED)                             (UNAUDITED)
CAPITAL TRANSACTIONS:
SERVICE CLASS SHARES
  Proceeds from shares issued                   $      28,969,301   $      25,431,899   $               -   $              -
  Dividends reinvested                                    740,775           1,022,082                   -                  -
  Cost of shares redeemed                              (9,036,088)        (10,403,344)                  -                  -
                                                ------------------  ------------------  ------------------  -----------------
                                                       20,673,988          16,050,637                   -                  -
                                                ------------------  ------------------  ------------------  -----------------

INSTITUTIONAL CLASS SHARES
  Proceeds from shares issued                           2,993,409           8,935,985           1,894,386          6,879,366
  Dividends reinvested                                    467,851             694,996           1,794,575            149,810
  Cost of shares redeemed                              (8,469,910)         (3,073,170)            (57,284)          (726,217)
                                                ------------------  ------------------  ------------------  -----------------
                                                       (5,008,650)          6,557,811           3,631,677          6,302,959
                                                ------------------  ------------------  ------------------  -----------------

IRA CLASS SHARES
  Proceeds from shares issued                           1,981,585             988,159                   -                  -
  Dividends reinvested                                     64,379             111,147                   -                  -
  Cost of shares redeemed                                  (3,742)           (893,244)                  -                  -
                                                ------------------  ------------------  ------------------  -----------------
                                                        2,042,222             206,062                   -                  -
                                                ------------------  ------------------  ------------------  -----------------
Change in net assets from capital transactions  $      17,707,560   $      22,814,510   $       3,631,677   $      6,302,959
                                                ==================  ==================  ==================  =================

SHARE TRANSACTIONS:
SERVICE CLASS SHARES
  Issued                                                2,896,930           2,543,189                   -                  -
  Reinvested                                               64,146             102,208                   -                  -
  Redeemed                                               (903,608)         (1,040,334)                  -                  -
                                                ------------------  ------------------  ------------------  -----------------
                                                        2,057,468           1,605,063                   -                  -
                                                ------------------  ------------------  ------------------  -----------------

INSTITUTIONAL CLASS SHARES
  Issued                                                  299,341             893,598             162,604            557,090
  Reinvested                                               41,044              69,500             157,576             13,511
  Redeemed                                               (846,991)           (307,317)             (4,534)           (60,581)
                                                ------------------  ------------------  ------------------  -----------------
                                                         (506,606)            655,781             315,646            510,020
                                                ------------------  ------------------  ------------------  -----------------

IRA CLASS SHARES
  Issued                                                  198,158              98,816                   -                  -
  Reinvested                                                5,622              11,115                   -                  -
  Redeemed                                                   (374)            (89,324)                  -                  -
                                                ------------------  ------------------  ------------------  -----------------
                                                          203,406              20,607                   -                  -
                                                ------------------  ------------------  ------------------  -----------------
Total change in shares                                  1,754,268           2,281,451             315,646            510,020
                                                ==================  ==================  ==================  =================
=============================================================================================================================


                                                             2002 SEMIANNUAL 105

April 30, 2002
================================================================================


3.   TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreements, Gartmore Mutual Fund Capital Trust (GMF) or Gartmore Morley Capital Management, Inc. (GMCM) manages the investment of the assets and supervises the daily business affairs of their respective Funds (as shown in the table below). GMF is a wholly owned subsidiary of Gartmore Global Investments, Inc. GMCM is a majority-owned subsidiary of Gartmore Morley Financial Services, Inc., a wholly owned subsidiary of Gartmore Global Investments, Inc. The adviser also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser, if applicable, for the Funds it advises. The subadvisers manage each of their respective Funds investments and have the responsibility for making all investment decisions for the applicable Funds. The adviser and subadviser, if applicable, for each Fund is as follows:

FUND                         ADVISOR            SUBADVISOR
=====================================================================
Large Cap Growth             GMF      Goldman Sachs Asset Management
---------------------------------------------------------------------
Small Cap                    GMF           INVESCO, Inc.
---------------------------------------------------------------------
S&P 500 Index                GMF      Fund Asset Management, L.P.
---------------------------------------------------------------------
Mid Cap Market Index         GMF      Fund Asset Management, L.P.
---------------------------------------------------------------------
Small Cap Index              GMF      Fund Asset Management, L.P.
---------------------------------------------------------------------
International Index          GMF      Fund Asset Management, L.P.
---------------------------------------------------------------------
Bond Index                   GMF      Fund Asset Management, L.P.
---------------------------------------------------------------------
Morley Capital Accumulation  GMCM              n/a
---------------------------------------------------------------------
Small Cap Value              GMF      NorthPointe Capital, LLC (a)
---------------------------------------------------------------------

(a)  Affiliate of GMF.

Under the terms of the Investment Advisory Agreements, each Fund pays GMF or GMCM, as applicable, an investment advisory fee based on that Funds average daily net assets. From such fees, pursuant to the subadvisory agreements, the adviser pays fees to the subadviser. Additional information regarding the investment advisory fees and subadvisory fees for GMF, GMCM and the subadvisers, where applicable, is as follows for the period ended April 30, 2002:


                                                        TOTAL     FEES       PAID TO
FUND                                FEE SCHEDULE         FEES   RETAINED   SUBADVISER
======================================================================================
Large Cap Growth              Up to $150 million         0.80%      0.40%        0.40%
                              On $150 million and more   0.70%      0.40%        0.30%
--------------------------------------------------------------------------------------
Small Cap                     Up to $100 million         0.95%      0.40%        0.55%
                              On $100 million and more   0.80%      0.40%        0.40%
--------------------------------------------------------------------------------------
S&P 500 Index                 Up to $200 million         0.13%      0.08%        0.05%
                              On the next $800 million   0.13%      0.10%        0.03%
                              On the next $500 million   0.13%      0.11%        0.02%
                              On the next $1.5 billion   0.12%      0.10%        0.02%
                              On $3 billion and more     0.11%      0.09%        0.02%
--------------------------------------------------------------------------------------
Mid Cap Market Index          All Assets                 0.22%      0.13%        0.09%
--------------------------------------------------------------------------------------
Small Cap Index               All Assets                 0.20%      0.13%        0.07%
--------------------------------------------------------------------------------------
International Index           All Assets                 0.27%      0.13%        0.14%
--------------------------------------------------------------------------------------
Bond Index                    All Assets                 0.22%      0.13%        0.09%
--------------------------------------------------------------------------------------
Morley Capital Accumulation*  All Assets                 0.35%      0.25%           -
--------------------------------------------------------------------------------------
Small Cap Value               All Assets                 0.85%         -         0.85%
--------------------------------------------------------------------------------------

* GMCM has agreed to voluntarily waive 0.10% of the advisory fee until further written notice to the shareholders.


                                                      2002 SEMIANNUAL REPORT 106

GMF or GMCM, where applicable, and the Funds have entered into written contracts (Expense Limitation Agreements) limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding the amounts listed in the table below:

                                                           EXPENSE CAPS
==================================================================================================================
                                                                        INSTITUTIONAL
                               CLASS    CLASS    CLASS                      SERVICE      SERVICE    LOCAL
                                 A        B        C     INSTITUTIONAL       CLASS        CLASS     FUND     IRA
FUND                          SHARES   SHARES   SHARES    CLASS SHARES       SHARES       SHARES   SHARES   CLASS
==================================================================================================================
Large Cap Growth                1.20%    1.95%    1.95%            n/a            1.05%      n/a      n/a     n/a
------------------------------------------------------------------------------------------------------------------
Small Cap                       1.35%    2.10%    2.10%            n/a            1.20%      n/a      n/a     n/a
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                   0.63%    1.23%     n/a            0.23%           0.48%     0.63%    0.35%    n/a
------------------------------------------------------------------------------------------------------------------
Mid Cap Market Index            0.81%    1.41%     n/a            0.31%            n/a       n/a      n/a     n/a
------------------------------------------------------------------------------------------------------------------
Small Cap Index (a)             0.79%    1.39%     n/a            0.29%            n/a       n/a      n/a     n/a
------------------------------------------------------------------------------------------------------------------
International Index (a)         0.86%    1.46%     n/a            0.36%            n/a       n/a      n/a     n/a
------------------------------------------------------------------------------------------------------------------
Bond Index (a)                  0.81%    1.41%     n/a            0.31%            n/a       n/a      n/a     n/a
------------------------------------------------------------------------------------------------------------------
Morley Capital Accumulation      n/a      n/a      n/a            0.55%            n/a      0.95%     n/a    0.95%
------------------------------------------------------------------------------------------------------------------
Small Cap Value                  n/a      n/a      n/a            1.00%            n/a       n/a      n/a     n/a
------------------------------------------------------------------------------------------------------------------

(a) The Expense Limitation Agreement for these Funds also states that the expense ratio for each class will not exceed 4.00% through February 28, 2011.

GMF or GMCM may request and receive reimbursement from certain Funds of the advisory fees waived and other expenses reimbursed by them pursuant to the Expense Limitation Agreements at a later date not to exceed five fiscal years from commencement of operations (three fiscal years with respect to the Morley Capital Accumulation Fund) if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Funds assets exceed $100 million; (ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF or GMCM is not permitted. As of the period ended April 30, 2002, the cumulative potential reimbursements were as follows:

FUND                          AMOUNT
=====================================
Large Cap Growth             $832,487
-------------------------------------
Small Cap                     566,629
-------------------------------------
S&P 500 Index                 715,327
-------------------------------------
Mid Cap Market Index          260,856
-------------------------------------
Small Cap Index               252,775
-------------------------------------
International Index           328,876
-------------------------------------
Bond Index                    253,445
-------------------------------------
Morley Capital Accumulation   386,049
-------------------------------------
Small Cap Value               167,896
-------------------------------------



                                                      2002 SEMIANNUAL REPORT 107

April 30, 2002
================================================================================


Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Securities, Inc. (NSI), the Funds Distributor, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed the following:

                             CLASS A   CLASS B   CLASS C   SERVICE CLASS   LOCAL FUND    IRA
FUND                          SHARES    SHARES    SHARES       SHARES        SHARES     CLASS
==============================================================================================
Large Cap Growth                0.25%     1.00%     1.00%            n/a          n/a     n/a
----------------------------------------------------------------------------------------------
Small Cap                       0.25%     1.00%     1.00%            n/a          n/a     n/a
----------------------------------------------------------------------------------------------
Mid Cap Market Index            0.25%     1.00%      n/a             n/a          n/a     n/a
----------------------------------------------------------------------------------------------
Small Cap Index                 0.25%     1.00%      n/a             n/a          n/a     n/a
----------------------------------------------------------------------------------------------
International Index             0.25%     1.00%      n/a             n/a          n/a     n/a
----------------------------------------------------------------------------------------------
Bond Index                      0.25%     1.00%      n/a             n/a          n/a     n/a
----------------------------------------------------------------------------------------------
S & P 500 Index                 0.25%     1.00%      n/a            0.15%        0.07%    n/a
----------------------------------------------------------------------------------------------
Morley Capital Accumulation      n/a       n/a       n/a            0.25%         n/a    0.25%
----------------------------------------------------------------------------------------------
Small Cap Value                  n/a       n/a       n/a             n/a          n/a     n/a
----------------------------------------------------------------------------------------------

Pursuant to an Underwriting Agreement, NSI serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A and Class C shares. Such fees are deducted from and are not included in proceeds from sales of Class A and Class C shares. From such fees, NSI pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A and Class C shares of the Funds. NSI also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholders account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC fee of 1% imposed on redemptions of Class C shares made within one year of purchase. For the period ended April 30, 2002, NSI received commissions of $122,240 from front-end sales charges of Class A and Class C shares and from CDSC fees from Class B and Class C shares of the Funds, of which $108,883 was reallowed to affiliated broker-dealers of the Funds. The Board of Trustees has approved a change in the principal underwriter of the Trust from NSI to Gartmore Distribution Services, Inc. (GDSI). It is anticipated that GDSI will become the Funds underwriter after July 1, 2002.

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust
(GSA) provides for various administrative and accounting services. Gartmore Investors Services, Inc. (GISI), a wholly owned subsidiary of GSA, serves as Transfer Agent and Dividend Disbursing Agent for each of the Funds. Effective December 1, 2001, the fees for the services provided under both agreements are combined and calculated based on the Trusts average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

COMBINED FEE SCHEDULE*
==================================================================
Up to $1 billion                                             0.25%
------------------------------------------------------------------
$1 billion and more up to $3 billion                         0.18%
------------------------------------------------------------------
$3 billion and more up to $4 billion                         0.14%
------------------------------------------------------------------
$4 billion and more up to $5 billion                         0.07%
------------------------------------------------------------------
$5 billion and more up to $10 billion                        0.04%
------------------------------------------------------------------
$10 billion and more up to $12 billion                       0.02%
------------------------------------------------------------------
$12 billion or more                                          0.01%
------------------------------------------------------------------

* The assets of the Gartmore Investor Destinations Aggressive, Gartmore Investor Destinations Moderately Aggressive, Gartmore Investor Destinations Moderate, Gartmore Investor Destinations Moderately Conservative and Gartmore Investor Destinations Conservative Funds (Investor Destinations Funds) are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not pay any part of this fee.


                                                      2002 SEMIANNUAL REPORT 108

Prior to December 1, 2001, the fees for the Fund Administration Agreement were calculated based on the fee schedule below:

FUND                                      FUND ADMINISTRATION  FEE  SCHEDULE (a)
========================================================================================
Large Cap Growth and Small Cap            Up to $250 million                       0.10%
                                          On the next $750 million                 0.06%
                                          On $1 billion and more                   0.04%
----------------------------------------------------------------------------------------
S&P 500 Index                             Up to $1 billion                         0.05%
                                          On $1 billion and more                   0.04%
----------------------------------------------------------------------------------------
Mid Cap Market Index, Small Cap Index,    Up to $250 million                       0.07%
International Index, Bond Index, Morley   On the next $750 million                 0.05%
Capital Accumulation and Small Cap Value  On $1 billion and more                   0.04%
----------------------------------------------------------------------------------------

(a) The Fund Administration fee was subject to a minimum of $75,000 per Fund per year for all Funds except the S&P 500 Index and Morley Capital Accumulation Funds. The Fund Administration fee for the Morley Capital Accumulation Fund was subject to a minimum of $50,000 per year and the S&P 500 Index Fund was not subject to a minimum.

Prior to December 1, 2001, GISI received fees at $20 per account for Class A, Class B and Class C shares and 0.01% of the average daily net assets of all other classes of each of the applicable Funds.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. to provide sub-administration and subtransfer agency services, respectively, to the Funds.

Under the terms of an Administrative Services Plan, the Funds may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder subaccounting, answering inquiries regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A, Service Class and Institutional Service Class of shares of each of the applicable Funds (except for the Morley Capital Accumulation Fund). For the Morley Capital Accumulation Fund, these fees are based on an annual rate of up to 0.15% of the average daily net assets of the IRA Class and Service Class of shares.

For the Morley Capital Accumulation Fund, a redemption fee of 2.00% may be incurred (on the amount redeemed) by a shareholder if the shareholder redeems shares when the yield of the Fund (computed before subtraction of expenses) has fallen, and remains, below the Dealer Commercial Paper (CP) 90-day Index. The redemption fee will be retained by the Fund to help minimize the impact such redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Funds. Additionally, the fee may discourage market timing by those shareholders igniting redemptions to take advantage of short-term movements in interest rates. During the period ended April 30, 2002, the events that would trigger the imposition of a redemption fee did not occur and the Fund did not collect any redemption fees.

4.   BANK LOANS

The Trust currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. The Funds had no outstanding borrowings as of April 30, 2002.


                                                      2002 SEMIANNUAL REPORT 109

April 30, 2002
================================================================================


5.   INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended April 30, 2002, are summarized as follows:

FUND                          PURCHASES       SALES
======================================================
Large Cap Growth             $ 19,232,731  $21,567,812
------------------------------------------------------
Small Cap                      11,225,852   13,165,692
------------------------------------------------------
S&P 500 Index                 112,551,088    1,748,476
------------------------------------------------------
Mid Cap Market Index           27,433,160    3,272,491
------------------------------------------------------
Small Cap Index                12,061,410      413,416
------------------------------------------------------
International Index            30,309,670    2,775,193
------------------------------------------------------
Bond Index                     77,201,859   29,168,908
------------------------------------------------------
Morley Capital Accumulation    37,721,422   19,729,958
------------------------------------------------------
Small Cap Value                21,247,757    17,826,72
------------------------------------------------------

6.   CHANGE IN INDEPENDENT AUDITORS

Upon the recommendation of the Boards Audit Committee, the Board determined on March 14, 2002 to engage PricewaterhouseCoopers LLP (PWC) as independent auditors for the Trusts fiscal year ending October 31, 2002. At the request of the Trust, KPMG LLP (KPMG), which had previously served as the Trusts independent auditors, submitted its resignation as auditors as of March 20, 2002. The audit reports of KPMG on the financial statements as of and for the fiscal years ended October 31, 2000 and October 31, 2001 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. In connection with the audit of the fiscal years ended October 31, 2000 and October 31, 2001 and the subsequent interim period through March 20, 2002, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused KPMG to make reference to the subject matter of the disagreements in connection with KPMGs opinions. Additionally, there were no disagreements with KPMG regarding any of these matters, either those resolved to their satisfaction or those not resolved to their satisfaction. None of the events listed in Item 304(a)(1)(v)(A) through
(D) of Regulation S-K of the Securities and Exchange Commission occurred during the fiscal years ended October 31, 2000 and October 31, 2001 or the subsequent interim period from November 1, 2001 through March 20, 2002. During the fiscal years ended October 31, 2000 and October 31, 2001 and the subsequent interim period from November 1, 2001 through March 20, 2002, there was no consultation with PWC regarding: (1) application of accounting principles to specified transactions, either completed or proposed, or the type of audit opinion that might be rendered on the Trusts financial statements; or (2) any matter that was the subject of a disagreement (as defined in paragraph 304(a)(1)(iv) of Regulation S-K) or a reportable event (as defined in paragraph 304(a)(1)(v) of Regulation S-K).


                                                      2002 SEMIANNUAL REPORT 110

MANAGEMENT INFORMATION
================================================================================


TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS APRIL 30, 2002

                                              TERM OF
                                               OFFICE                                                         NUMBER OF    OTHER
                                                WITH                                                          PORTFOLIOS  DIRECTOR-
                              POSITION(S)     TRUST -                          PRINCIPAL                       IN FUND     SHIPS
NAME,                            HELD          LENGTH                        OCCUPATION(S)                     COMPLEX      HELD
ADDRESS,                         WITH         OF TIME                         DURING PAST                      OVERSEEN   BY TRUS-
AND AGE                          FUND        SERVED(1)                          5 YEARS                       BY TRUSTEE  TEE (2)
============================  ===========  ==============  =================================================  ==========  =========
Charles E. Allen,             Trustee      Since           Mr. Allen is Chairman, Chief Executive Officer             77  None
8162 E. Jefferson Ave., #15B               July 2000       and President of Graimark Realty Advisors,
Detroit, MI 48214                                          Inc. (real estate development, investment and
Age 54                                                     asset management).

Paula H.J. Cholmondeley       Trustee      Since           Ms. Cholmondeley is Vice President and                     77  None
c/o Sappi Fine Paper                       July 2000       General Manager of Special Products at Sappi
225 Franklin Street                                        Fine Paper North America. Prior to 1998, she
Boston, MA 02110                                           held various positions with Owens Corning,
Age 54                                                     including Vice President and General Manager
                                                           of the Residential Insulation Division (1997 to
                                                           1998), President of the MIRAFLEX Fibers
                                                           Division (1994 to 1997).

C. Brent DeVore               Trustee      Since           Dr. DeVore is President of Otterbein College.              77  None
111 N. West Street                         May 1998
Westerville, OH 43081
Age 61

Robert M. Duncan              Trustee      Since           Since 1999, Mr. Duncan has worked as an                    77  None
1397 Haddon Road                           April 1997      arbitration and mediation consultant. From
Columbus, OH 43209                                         1996 to 1999, he was Commissioner of the
Age 74                                                     Ohio Elections Commission.

Barbara L. Hennigar           Trustee      Since           Retired; Ms. Hennigar is the former Chairman of            77  None
6363 So. Sicily Way                        July 2000       OppenheimerFunds Services and Shareholder
Aurora, CO 80016                                           Services Inc. Ms. Hennigar held this position
Age 66                                                     from October 1999 to June 2000. Prior to that,
                                                           she served as President and Chief Executive
                                                           Officer of OppenheimerFunds Services.

Thomas J. Kerr, IV            Trustee      Since           Dr. Kerr is President Emeritus of Kendall                  77  None
4890 Smoketalk Lane                        June 1981       College
Westerville, OH 43081
Age 68

Douglas F. Kridler            Trustee      Since           Mr. Kridler is the President and Chief Executive           77  None
2355 Brixton Road                          September 1997  Officer of the Columbus Foundation. Prior to
Columbus, OH 43221                                         January 31, 2002, Mr. Kridler was the President
Age 46                                                     of the Columbus Association for the Performing
                                                           Arts and Chairman of the Greater Columbus
                                                           Convention and Visitors Bureau.


                                                      2002 Semiannual Report 111

================================================================================


Trustees who are not Interested Persons (as defined in the 1940 Act) of the Funds (continued)
April 30, 2002

                                              TERM OF
                                               OFFICE                                                         NUMBER OF    OTHER
                                                WITH                                                          PORTFOLIOS  DIRECTOR-
                              POSITION(S)     TRUST -                          PRINCIPAL                       IN FUND     SHIPS
NAME,                            HELD          LENGTH                        OCCUPATION(S)                     COMPLEX      HELD
ADDRESS,                         WITH         OF TIME                         DURING PAST                      OVERSEEN   BY TRUS-
AND AGE                          FUND        SERVED(1)                          5 YEARS                       BY TRUSTEE  TEE (2)
============================  ===========  ==============  =================================================  ==========  =========
David C. Wetmore              Trustee(3)   Since           Mr. Wetmore is the Managing Director of            81          None
26 Turnbridge Drive                        May 1998        Updata Capital, Inc., a venture capital firm.
Long Cove Plantation
Hilton Head, SC 29928
Age 53

TRUSTEES AND OFFICERS WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS APRIL 30, 2002

                                              TERM OF
                                               OFFICE                                                         NUMBER OF    OTHER
                                                WITH                                                          PORTFOLIOS  DIRECTOR-
                              POSITION(S)     TRUST -                          PRINCIPAL                       IN FUND     SHIPS
NAME,                            HELD          LENGTH                        OCCUPATION(S)                     COMPLEX      HELD
ADDRESS,                         WITH         OF TIME                         DURING PAST                      OVERSEEN   BY TRUS-
AND AGE                          FUND        SERVED(1)                          5 YEARS                       BY TRUSTEE  TEE (2)
============================  ===========  ==============  =================================================  ==========  =========
Joseph  J.  Gasper            Trustee and  Since           Mr. Gasper is a Director, President and Chief      77          None
Nationwide  Insurance         Chairman     September 1997  Operating  Officer  of  Nationwide  Financial
One  Nationwide  Plaza                                     Services, Inc.* (since December 1996) and of
1-37-06                                                    Nationwide Life and Annuity Insurance
Columbus,  OH  43215                                       Company* and Nationwide Life Insurance
Age  59                                                    Company* (since April 1996). Mr. Gasper is
                                                           also Vice Chairman of the Board of Directors of
                                                           the managing unitholder of GGAMT* and GMF.*

Paul  J.  Hondros             Trustee      Since           Mr. Hondros is  President  and  Chief  Executive   81          None
Gartmore Global                            July  2000      Officer of Gartmore Distribution Services, Inc.,*
Investments, Inc.                                          Gartmore Investors Services, Inc.,* Gartmore
1200  River  Road,                                         Morley Capital Management, Inc.,* Gartmore
Conshohocken,  PA  19428                                   Morley Financial Services, Inc.,* NorthPointe
Age  53                                                    Capital, LLC,* GGAMT,* GGI,* GMF,* and
                                                           GSA* and a Director of Nationwide Securities,
                                                           Inc.* as well as several entities within
                                                           Nationwide Financial Services, Inc.* He is also
                                                           an Administrative Committee Member for The
                                                           AlphaGen Caelum Fund LLC, The AlphaGen
                                                           Caelum Fund LDC, The Healthcare Fund LLC
                                                           and The Healthcare Fund LDC (four hedge
                                                           funds managed by GSA*). Prior to that, Mr.
                                                           Hondros served as President and Chief
                                                           Operations Officer of Pilgrim Baxter and
                                                           Associates, Ltd., an investment management
                                                           firm, and its affiliated investment management
                                                           arm, Pilgrim Baxter Value Investors, Inc. and
                                                           as Executive Vice President to the PBHG
                                                           Funds, PBHG Insurance Series Funds and
                                                           PBHG  Adviser  Funds.


                                                      2002 Semiannual Report 112

================================================================================


TRUSTEES AND OFFICERS WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS (continued)

APRIL 30, 2002

                                              TERM OF
                                               OFFICE                                                         NUMBER OF    OTHER
                                                WITH                                                          PORTFOLIOS  DIRECTOR-
                              POSITION(S)     TRUST -                          PRINCIPAL                       IN FUND     SHIPS
NAME,                            HELD          LENGTH                        OCCUPATION(S)                     COMPLEX      HELD
ADDRESS,                         WITH         OF TIME                         DURING PAST                      OVERSEEN   BY TRUS-
AND AGE                          FUND        SERVED(1)                          5 YEARS                       BY TRUSTEE  TEE (2)
============================  ===========  ==============  =================================================  ==========  =========
Arden L. Shisler              Trustee       Since          Mr. Shisler is President and Chief Executive       77          None
1356 North Wenger Rd.                       February 2000  Officer of K&B Transport, Inc., a trucking firm,
Dalton, OH 44618                                           Chairman of the Board for Nationwide Mutual
Age 60                                                     Insurance Company* and a Director of
                                                           Nationwide Financial Services, Inc.*

Gerald J. Holland             Treasurer    Since           Mr. Holland is Senior Vice President Chief         77          None
Gartmore Global                            March 2001      Administrative Officer for GGI,* GMF* and
Investments, Inc.                                          GSA.* He is also Assistant Treasurer to the
1200 River Road                                            Funds. From July 2000 to March 2002 he was
Conshohocken, PA 19428                                     Senior Vice President Operations for GGI,
Age 51                                                     GMF and GSA. Prior to July 2000, he was Vice
                                                           President for First Data Investor Services, an
                                                           investment company service provider.

Kevin S. Crossett             Secretary    Since December  Mr. Crossett is Vice President, Associate          77          None
Gartmore Global                            2000            General Counsel for GGI,* GMF,* GSA,*
Investments, Inc.                                          Nationwide Financial Services, Inc.* and other
1200 River Road                                            Nationwide Insurance entities.* From June
Conshohocken, PA 19428                                     2000 to December 2000, he was Assistant
Age 41                                                     Secretary to the Funds.* Prior to 1999, he was
                                                           Vice President, Senior Counsel and Director of
                                                           Compliance for Merrill Lynch, Pierce, Fenner &
                                                           Smith, Inc.

1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.

2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the Exchange Act) or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.

3 Mr. Wetmore serves as an independent member of the Administrative Committee for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA Capital Trust (GSA).

* This position is held with an affiliated person or principal underwriter of the Funds.


                                                      2002 Semiannual Report 113

OFFICERS

Joseph  J.  Gasper,  Chairman
Kevin  S.  Crossett,  Secretary
Elizabeth  A.  Davin,  Assistant  Secretary
Michael  A.  Krulikowski,  Assistant  Secretary
Alaina  V.  Metz,  Assistant  Secretary
Zita  A.  Resurreccion,  Assistant  Secretary
Dina  A.  Tantra,  Assistant  Secretary
Scott  Zoltowski,  Assistant  Secretary
Gerald  J.  Holland,  Treasurer
William  J.  Baltrus,  Assistant  Treasurer
Joseph  Finelli,  Assistant  Treasurer
Laurice  A.  Frysinger,  Assistant  Treasurer
Bryan  C.  Haft,  Assistant  Treasurer
Edwin  P.  McCausland,  Assistant  Treasurer
Brian  ONeill,  Assistant  Treasurer
Mark  R.  Thresher,  Assistant  Treasurer
Mary  L.  Vitale,  Assistant  Treasurer

INVESTMENT  ADVISERS

GARTMORE  MUTUAL  FUND  CAPITAL  TRUST
1200  River  Road
Conshohocken,  Pennsylvania  19428

GARTMORE  MORLEY  CAPITAL  MANAGEMENT,  INC.
5665  S.W.  Meadows  Road
Lake  Oswego,  OR  97035

TRANSFER  AGENT

GARTMORE  INVESTORS  SERVICES,  INC.
P.O.  Box  1492
Columbus,  Ohio  43216-1492

CUSTODIAN

THE  FIFTH  THIRD  BANK
38  Fountain  Square  Plaza
Cincinnati,  Ohio  45263-0001

LEGAL  COUNSEL

STRADLEY  RONON  STEVENS  &  YOUNG,  LLP
2600  One  Commerce  Square
Philadelphia,  Pennsylvania  19103-7098

INDEPENDENT  AUDITOR

PRICEWATERHOUSECOOPERS  LLP
100  E.  Broad  Street
Columbus,  OH  43215

DISTRIBUTOR

NATIONWIDE  SECURITIES,  INC.
P.O.  Box  1492
Columbus,  Ohio  43216-1492



THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF GARTMORE FUNDS. FOR MORE COMPLETE INFORMATION, INCLUDING ALL SALES CHARGES AND EXPENSES, PLEASE ASK YOUR REPRESENTATIVE FOR A PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

SECURITIES OFFERED THROUGH GARTMORE DISTRIBUTION SERVICES, INC., MEMBER NASD, AND NATIONWIDE SECURITIES, INC., MEMBER NASD.

GARTMORE GLOBAL INVESTMENTS IS THE INVESTMENT ADVISER TO GARTMORE FUNDS. LOOK BEYOND. AND THE FAMILY OF FUNDS DIAGRAM ARE SERVICE MARKS OF GARTMORE GLOBAL INVESTMENTS, INC. NATIONWIDE IS A REGISTERED FEDERAL SERVICE MARK OF THE NATIONWIDE MUTUAL INSURANCE COMPANY.


GARTMORE FUNDS

1200  River  Road
Conshohocken,  PA  19428
888-223-2116

WWW.GARTMOREFUNDS.COM

Gartmore  Funds  Shareholder  Services:
800-848-0920

GG-0094  6/02